A              NORTH AMERICAN FUNDS

N              A specialized family of mutual funds

N                                    managed by experts

U                                    with your dreams in mind.

A      [VARIOUS FUND COMPANY LOGOS ARE
       SCREENED IN BACKGROUND]
L

                                                 OCTOBER 31, 2000
R

E                                                      AUDITED
                                                       FINANCIAL
P                                                      STATEMENTS

O

R

T                                                     AMERICAN
                                                        |GENERAL
                                                        |FINANCIAL GROUP

NORTH AMERICAN FUNDS
President's Message

-------------------------------------------------------------------------------


Dear Shareholders,

What's New at North American Funds

October 31, 2000 marks the end of an exciting fiscal year for the North American Funds. This year, North American Funds became part of the American General Financial Group, one of the nation's largest diversified financial services organizations with assets of $123 billion. We believe the strength of our new organization will only enhance our ability to build and deliver high quality investment products to help you pursue your investment dreams.

The Strength Behind our Multi-Manager Strategy

Our extensive line-up of funds and managers was carefully selected to offer a wide choice of options to meet your investment needs and help you build a well-diversified portfolio. We believe our multi-manager approach offers a strong advantage--providing oversight by a team of investment research professionals with extensive knowledge and an average of 18 years of investing experience. The team, made up of a chief economist, investment managers, mutual fund strategists, and analysts actively oversee the managers, ensuring adherence to investment style and the pursuit of competitive, risk-adjusted returns. Not only do our research specialists spend time choosing the right sub-advisors for our funds, but they go one step further. They actively monitor these managers to ensure they are meeting expectations. This strong combination of an experienced research team, a rigorous selection process and ongoing monitoring offers you peace of mind in knowing your investments are in the hands of experienced, knowledgeable and accountable investment professionals.

Market Conditions

The twelve month period ending October 31, 2000 witnessed a big change in investor sentiment. In the fourth quarter of 1999 and through most of the first quarter of 2000, the equity markets continued their long rally, led by low inflation, robust growth and rising confidence. Strength came from within the growth universe as exceptional gains in many U.S.-based large-cap technology stocks set the pace and investors continued to invest in "dot com" companies based on the future earnings potential the internet could provide. While investors continued to clamor for growth stocks, demand for US value stocks paled.

Equity Markets

Because of possible inflation fears the Federal Reserve continued a series of increasing interest rates in hopes of slowing the economy. The market gains of the first quarter quickly evaporated during the second quarter as the market grew concerned about future growth prospects. Additionally, the previous euphoria over the Internet and its impact on the economy gave way to the hard reality that eventually even Internet companies must generate profits in order to remain in business. Each of the major indices, the S&P 500, the Dow and NASDAQ all finished the second quarter down.

Stubbornly rising oil prices, a surprisingly weak Euro, and a string of earnings and revenue disappointments by a number of large U.S. multinational companies led to a roller coaster-like equity market during the third quarter. As a result, the S&P 500, the Dow and NASDAQ all finished down for the second straight quarter. Technology, telecommunications and media, the three leaders of last year, were particularly weak performers while health care, financials and energy did quite well. In a reversal from the previous year, small caps outperformed large caps and value outperformed growth as investors began to pay attention to valuations after many months of wanting growth at any price.

NORTH AMERICAN FUNDS
President's Message continued

-------------------------------------------------------------------------------

This is evidenced by the fact that from January 1, 2000 to October 31, 2000, the Russell 1000 Value Index returned 9.43%, while the Russell 1000 Growth was down -1.42%.

In the U.S. domestic equity markets for the entire fiscal year ended October 31, 2000, mid cap stocks were the best performing equity class followed by small caps and then large caps. The S&P 400 Index, a benchmark for mid cap stocks, gained 30.17% over the year, followed by the small cap Russell 2000 Index return of 17.26%. The S&P 500 Index, which is dominated by large cap stocks, returned 6.09%. In regards to growth and value stocks, for the twelve month period ending October 31, 2000, the Russell 1000 Growth Index returned 9.32%, while the Russell 1000 Value Index returned 5.54%.

The same trends of technology and communications that drove the equity markets in the U.S., along with an overall theme of restructuring throughout the rest of the world, led equity markets in both Europe and Asia to increase at the end of 1999 and the beginning of 2000. As the U.S. markets began to deteriorate because of strong energy prices, a weak euro, weaker than expected corporate earnings and interest rate increases in the second quarter of 2000, the non-U.S. market followed. The benchmarks for the international markets, the Morgan Stanley International (MSCI) EAFE Index and the MSCI World Index reflect this trend, returning -2.66% and 1.39% respectively.

Fixed Income Markets

The fixed income markets, having taken a back seat to the equity markets in recent years, witnessed a "flight to quality" during the second part of 2000, with U.S. Treasuries and high quality corporate bonds substantially outperforming lower quality issues. The Lehman Brothers Aggregate Bond Index returned 7.30% and the Lehman Brothers Corporate Bond Index returned 5.38% for the year ending October 31, 2000. During the same twelve month period, the Credit Suisse High Yield Index, a benchmark for the high yield bond market, returned 6.31%.

During times of increased market volatility it is understandable to become a bit unsettled. We strongly encourage you to consult your investment advisor. Contacting your advisor also presents an opportunity to do a portfolio "check up" to ensure that your current investment strategy is in line with your goals.

We appreciate your continued business with North American Funds and if you have any questions about your investments, simply call us at 800-872-8037. Or, you can obtain up-to-date information on any North American Fund, including performance information, daily pricing and other facts, on our website at www.northamericanfunds.com.

Sincerely,

/s/ Alice T. Kane

Alice T. Kane
Chairman and President
North American Funds

NORTH AMERICAN FUNDS
INDEX TO ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Fund Performance and Portfolio Manager's Commentary........................ iii

Report of Independent Accountants..........................................   1

Statements of Assets and Liabilities.......................................   2

Statements of Operations...................................................  12

Statements of Changes in Net Assets........................................  17

Financial Highlights.......................................................  25

Portfolio of Investments
  Growth & Income Fund.....................................................  50
  Large Cap Growth Fund....................................................  51
  Mid Cap Growth Fund......................................................  53
  Mid Cap Value Fund.......................................................  55
  Science & Technology Fund................................................  57
  Small Cap Growth Fund....................................................  57
  Small Cap Index Fund.....................................................  59
  Socially Responsible Fund................................................  78
  Stock Index Fund.........................................................  82
  Global Equity Fund.......................................................  88
  International Equity Fund................................................  89
  International Small Cap Fund.............................................  96
  Balanced Fund............................................................  99
  Core Bond Fund........................................................... 101
  High Yield Bond Fund..................................................... 104
  Municipal Bond Fund...................................................... 108
  Strategic Income Fund.................................................... 110
  U.S. Government Securities Fund.......................................... 114
  Money Market Fund........................................................ 115
  Municipal Money Market Fund.............................................. 116
  Aggressive Growth LifeStyle Fund......................................... 117
  Moderate Growth LifeStyle Fund........................................... 117
  Conservative Growth LifeStyle Fund....................................... 118

Notes to Financial Statements.............................................. 119

                      THIS PAGE INTENTIONALLY LEFT BLANK.

NORTH AMERICAN FUNDS
FUND PERFORMANCE AND PORTFOLIO MANAGER'S COMMENTARY

-------------------------------------------------------------------------------

                               Fund Performance

In the following pages we have set forth information regarding the performance of each portfolio of the North American funds, except the Money Market Fund and Municipal Money Market Fund. There are several ways to evaluate a Fund's historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all the performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

                              Performance Tables

The Performance Tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a Fund's total change in share value in percentage terms over ten years (or since the Fund's inception if less than ten years). An average annual total return takes the Fund's cumulative total return over a set period of time -
 one, five and ten years (or since the Fund's inception if less than ten years) and shows what would have happened if the Fund had performed at a constant rate each year. For all share classes, the tables show cumulative and average annual total returns both net of the possible maximum applicable front-end or back-end sales charge, as well as without giving effect to such possible maximum charges (at net asset value "NAV"). For each Fund, if certain expenses were not reimbursed, performance would be lower.

     Graph - Change in Value of $10,000 Investment and Comparative Indices

The performance graph for each Fund shows the change in value of a $10,000 investment over the life of the Fund's Class A shares. Each Fund's performance is compared to the performance of one or more broad-based securities indices as a "benchmark". Fund results (which include the reinvestment of dividends and capital gains distributions as well as the deduction of ongoing management and distribution fees and operating expenses) reflect the deduction of the current maximum sales charge applicable to each Fund's Class A shares. Please note that effective April 1, 1994, Class B and Class C shares were offered. Performance of these share classes will differ. Historical performance prior to April 1, 1994 is that of the Fund before it adopted the current multi-class structure. On July 7, 2000 the North American Funds merged with the American General Series Portfolio Company 2 (AGSPC2), adding nine new North American Funds. They are as follows: Mid Cap Value, Science & Technology, Socially Responsible, Stock Index, Aggressive Growth LifeStyle, Moderate Growth LifeStyle, Conservative Growth LifeStyle, High Yield Bond and Municipal Money Market. Performance information for those Funds shown for periods prior to July 7, 2000, is that of the corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July, 7 2000. Each AGSPC2 Fund had the same investment objective and investment strategies and policies as does the corresponding North American Fund, and was also managed by the same portfolio managers. Benchmarks used for comparison are unmanaged and do not reflect any fees or expenses.

                        Portfolio Manager's Commentary

Finally, we have provided a commentary by each Fund's portfolio manager regarding each Fund's performance during the fiscal year ended October 31, 2000. All performance results referenced in the commentary are Class A share returns.

                             Growth & Income Fund

Investment           Seeks to provide long-term growth of capital and income
Objective:           consistent with prudent investment risk by investing
                     primarily in a diversified portfolio of common stocks of
                     U.S. issuers that the portfolio manager believes are of
                     high quality.
Subadvisor:          Wellington Management Company LLP ("Wellington")
Portfolio            Matthew E. Megargel
Manager:
Inception Date:      May 1, 1991


                                    [GRAPH]

                         NAV              5.75% Sales      MSCI World Index
                                            Charge
         Apr-91        10,000               9,425              10,000
         May-91        10,240               9,651              10,428
         Jun-91         9,879               9,311               9,951
         Jul-91        10,201               9,614              10,417
         Aug-91        10,352               9,757              10,662
         Sep-91        10,205               9,618              10,487
         Oct-91        10,588               9,979              10,628
         Nov-91        10,175               9,590              10,198
         Dec-91        11,088              10,450              11,364
         Jan-92        10,775              10,155              11,153
         Feb-92        10,876              10,250              11,295
         Mar-92        10,642              10,030              11,074
         Apr-92        10,805              10,183              11,396
         May-92        10,845              10,222              11,458
         Jun-92        10,779              10,159              11,292
         Jul-92        11,217              10,572              11,747
         Aug-92        11,146              10,505              11,509
         Sep-92        11,400              10,745              11,642
         Oct-92        11,480              10,820              11,684
         Nov-92        11,777              11,100              12,077
         Dec-92        12,007              11,317              12,236
         Jan-93        12,162              11,463              12,325
         Feb-93        12,286              11,579              12,491
         Mar-93        12,677              11,948              12,760
         Apr-93        12,430              11,715              12,447
         May-93        12,657              11,929              12,783
         Jun-93        12,656              11,928              12,826
         Jul-93        12,625              11,899              12,765
         Aug-93        13,008              12,260              13,252
         Sep-93        12,956              12,211              13,154
         Oct-93        13,153              12,396              13,421
         Nov-93        12,884              12,143              13,294
         Dec-93        13,112              12,358              13,458
         Jan-94        13,574              12,793              13,909
         Feb-94        13,406              12,635              13,533
         Mar-94        12,892              12,150              12,945
         Apr-94        13,028              12,279              13,113
         May-94        13,259              12,497              13,327
         Jun-94        12,932              12,188              12,997
         Jul-94        13,481              12,706              13,428
         Aug-94        13,871              13,074              13,974
         Sep-94        13,607              12,825              13,637
         Oct-94        13,819              13,024              13,950
         Nov-94        13,196              12,437              13,438
         Dec-94        13,421              12,650              13,634
         Jan-95        13,432              12,660              13,988
         Feb-95        13,957              13,154              14,531
         Mar-95        14,263              13,443              14,961
         Apr-95        14,700              13,855              15,397
         May-95        15,137              14,267              16,005
         Jun-95        15,458              14,569              16,381
         Jul-95        15,876              14,963              16,926
         Aug-95        16,008              15,088              16,972
         Sep-95        16,482              15,534              17,683
         Oct-95        16,206              15,275              17,621
         Nov-95        16,845              15,876              18,397
         Dec-95        17,117              16,133              18,737
         Jan-96        17,520              16,513              19,374
         Feb-96        17,565              16,555              19,554
         Mar-96        17,856              16,829              19,742
         Apr-96        18,113              17,072              20,032
         May-96        18,516              17,451              20,549
         Jun-96        18,499              17,435              20,627
         Jul-96        17,801              16,778              19,715
         Aug-96        18,195              17,149              20,131
         Sep-96        19,218              18,113              21,265
         Oct-96        19,747              18,611              21,852
         Nov-96        21,231              20,010              23,504
         Dec-96        20,826              19,628              23,038
         Jan-97        21,963              20,700              24,478
         Feb-97        22,190              20,914              24,669
         Mar-97        21,328              20,102              23,655
         Apr-97        22,549              21,253              25,065
         May-97        23,842              22,471              26,589
         Jun-97        25,146              23,701              27,780
         Jul-97        27,109              25,551              29,989
         Aug-97        25,637              24,163              28,309
         Sep-97        26,990              25,438              29,858
         Oct-97        26,056              24,558              28,860
         Nov-97        27,241              25,675              30,197
         Dec-97        27,549              25,965              30,716
         Jan-98        27,861              26,259              31,057
         Feb-98        29,729              28,020              33,296
         Mar-98        31,222              29,426              35,001
         Apr-98        31,637              29,818              35,355
         May-98        30,806              29,035              34,746
         Jun-98        32,013              30,172              36,157
         Jul-98        31,844              30,013              35,774
         Aug-98        27,264              25,696              30,608
         Sep-98        28,912              27,249              32,570
         Oct-98        31,481              29,671              35,218
         Nov-98        33,207              31,298              37,352
         Dec-98        34,771              32,771              39,504
         Jan-99        35,875              33,812              41,155
         Feb-99        35,053              33,038              39,875
         Mar-99        36,575              34,472              41,470
         Apr-99        38,097              35,906              43,075
         May-99        37,046              34,916              42,058
         Jun-99        39,013              36,769              44,393
         Jul-99        37,935              35,754              43,008
         Aug-99        37,693              35,525              42,793
         Sep-99        36,562              34,459              41,620
         Oct-99        38,757              36,528              44,270
         Nov-99        39,080              36,833              45,172
         Dec-99        40,869              38,519              47,830
         Jan-00        38,992              36,750              45,427
         Feb-00        37,966              35,783              44,568
         Mar-00        42,042              39,625              48,928
         Apr-00        40,854              38,505              47,455
         May-00        40,253              37,939              46,482
         Jun-00        40,884              38,533              47,627
         Jul-00        40,004              37,704              46,883
         Aug-00        42,350              39,915              49,795
         Sep-00        39,931              37,635              47,167
         Oct-00        39,681              37,400              46,967



                               Performance Table

                                           Average Annual Total    Cumulative
                                                  Return          Total Return
                                          ----------------------- ------------
                                            1      5      Since      Since
                                           Year  Years  Inception  Inception
Periods Ending October 31, 2000           ------ ------ --------- ------------
S&P 500 Index/1/                           6.09% 21.67%  17.17%     369.67%
Growth & Income Fund Class A (NAV)         2.39% 19.61%  18.61%     296.81%
Growth & Income Fund Class A (net of
 5.75% sales charge)                      -3.50% 18.20%  17.54%     274.00%
Growth & Income Fund Class B (NAV)         1.75% 18.90%  17.97%     197.07%
Growth & Income Fund Class B (net of
 CDSC)/2/                                 -3.25% 18.70%  17.97%     197.07%
Growth & Income Fund Class C (NAV)         1.74% 18.89%  15.13%     281.87%
Growth & Income Fund Class C (net of
 CDSC)/3/                                  0.74% 18.89%  15.13%     281.87%
Growth & Income Fund Institutional Class
 I/4/                                        N/A    N/A  -4.04%      -4.04%

-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
  5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 7/10/2000.

                        Portfolio Manager's Commentary

The Growth and Income Fund Class A share performance for the year-ended October 31, 2000 was 2.39% as compared to the S&P 500 Index return of 6.09%.

The last 12 months proved to be extraordinary for the equity markets as the gains of 1999 were quickly wiped out by severe losses in 2000. The first ten months of the year were especially difficult for investors as the euphoria over the Internet and its impact on the economy gave way to the hard reality that eventually even Internet companies must generate profits in order to remain in business. This pop in the technology valuation bubble coupled with a series of short-term interest rate increases by the Federal Reserve led to tough times for the equity markets. The sectors that outperformed during this difficult time period included non-cyclical sectors such as health care, food and beverage, tobacco and electric utilities. Financial services stocks also performed well during this time period. After a long awaited period, value stocks rallied as investors fled to stocks with more reasonable valuations.

Within the Fund, our underweight position within Technology helped the Fund during the sector's decline, but results were mixed as some of our holdings such as VeriSign, Analog Devices and Micron Technology suffered larger than expected declines. Additionally, the unexpectedly weak Euro and a string of earnings and revenues disappointments for large US multinational firms hurt performance. Conversely, our overweight positions within health care and energy positively contributed to the Fund's performance. Examples of positive performers within the Fund were Merck & Co, Kimberly-Clark Corp. and SBC Communications.

Going forward, with inflation estimates rising, earnings estimates falling, and political uncertainty mounting, it seems appropriate to directionally move the Fund towards relatively stable and generally predictable growth sectors such as: health care, financial services, consumer products, and computer services. The biggest positive on the horizon is the possibility that the Fed may begin to cut interest rates later next year if evidence continues to grow that the economy is slowing. However, political considerations and continual upward revisions in the CPI may stay the Fed's easing hand near-term. In the meantime, equity market liquidity remains fairly high; the dollar continues as the currency of choice, and while valuations in some sectors seem stretched, we remain cautiously optimistic about equities. Technology, telecommunications and media remain volatile with near term decelerating earnings growth and concerns about too much capital chasing the same market opportunities. We have selectively reduced our overall exposure to some of these sectors, but we remain alert for price opportunities given the solid absolute earnings per share growth and positive long-term outlook.

                             Large Cap Growth Fund

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing at least 65% of its assets in common stocks of
                     well-established, high-quality growth companies.
Subadvisor:          Founders Asset Management LLC ("Founders")
Portfolio            Scott Chapman, Tom Arrington
Managers:
Inception Date:      March 4, 1996

                                             [GRAPH]


                            NAV           5.75% Sales Charge    S&P 500

            Mar-96        10,000                9,425           10,000
            Mar-96        10,080                9,500           10,096
            Apr-96        10,680               10,066           10,245
            May-96        11,168               10,526           10,509
            Jun-96        11,040               10,405           10,549
            Jul-96        10,216                9,629           10,083
            Aug-96        10,560                9,953           10,296
            Sep-96        11,104               10,466           10,875
            Oct-96        11,024               10,390           11,175
            Nov-96        11,712               11,039           12,021
            Dec-96        11,305               10,655           11,783
            Jan-97        11,994               11,304           12,519
            Feb-97        11,702               11,029           12,617
            Mar-97        11,329               10,678           12,100
            Apr-97        11,872               11,190           12,821
            May-97        12,578               11,855           13,601
            Jun-97        13,243               12,481           14,210
            Jul-97        14,419               13,590           15,341
            Aug-97        13,713               12,925           14,482
            Sep-97        14,419               13,590           15,275
            Oct-97        13,794               13,001           14,766
            Nov-97        13,932               13,131           15,449
            Dec-97        14,173               13,358           15,714
            Jan-98        14,323               13,500           15,887
            Feb-98        15,253               14,376           17,033
            Mar-98        16,068               15,144           17,904
            Apr-98        16,325               15,386           18,084
            May-98        16,086               15,161           17,774
            Jun-98        16,945               15,971           18,495
            Jul-98        16,644               15,687           18,299
            Aug-98        13,756               12,965           15,656
            Sep-98        14,615               13,775           16,659
            Oct-98        15,705               14,802           18,013
            Nov-98        16,476               15,528           19,105
            Dec-98        17,734               16,714           20,205
            Jan-99        18,959               17,868           21,049
            Feb-99        18,450               17,389           20,396
            Mar-99        19,467               18,348           21,211
            Apr-99        19,185               18,081           22,033
            May-99        18,375               17,318           21,513
            Jun-99        19,627               18,499           22,706
            Jul-99        18,949               17,860           21,999
            Aug-99        18,977               17,886           21,889
            Sep-99        18,657               17,584           21,290
            Oct-99        20,192               19,031           22,614
            Nov-99        21,247               20,025           23,075
            Dec-99        24,539               23,128           24,433
            Jan-00        23,705               22,342           23,205
            Feb-00        26,015               24,519           22,766
            Mar-00        26,549               25,023           24,993
            Apr-00        23,417               22,070           24,241
            May-00        21,524               20,286           23,744
            Jun-00        23,235               21,899           24,329
            Jul-00        22,732               21,425           23,949
            Aug-00        25,159               23,713           25,436
            Sep-00        23,491               22,141           24,094
            Oct-00        21,335               20,109           23,785



                                Performance Tab

                                                 Average Annual   Cumulative
                                                  Total Return   Total Return
                                                ---------------- ------------
                                                  1      Since      Since
                                                 Year  Inception  Inception
Periods Ending October 31, 2000                 ------ --------- ------------
S&P 500 Index/4/                                 6.09%  20.37%     137.85%
Large Cap Growth Fund Class A (NAV)              5.66%  17.65%     113.35%
Large Cap Growth Fund Class A (net of 5.75%
 sales charge)                                  -0.41%  16.16%     101.09%
Large Cap Growth Fund Class B (NAV)              5.01%  16.91%     107.21%
Large Cap Growth Fund Class B (net of CDSC)/1/   0.01%  16.67%     105.21%
Large Cap Growth Fund Class C (NAV)              5.06%  16.90%     107.16%
Large Cap Growth Fund Class C (net of CDSC)/2/   4.06%  16.90%     107.16%
Large Cap Growth Fund Institutional Class I/3/     N/A  -9.04%      -9.04%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
  5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Inception date is 7/10/2000.
/4/All since-inception returns for indices begin on the month-end closest to the actual inception date of the fund.

                        Portfolio Managers' Commentary

For the fiscal year ended October 31, 2000, the Large Cap Growth Fund's Class A shares posted an average annual return of 5.66%, compared to the unmanaged Standard & Poor's Index's return of 6.09%.

The period between November 1, 1999 and October 31, 2000 was marked by extreme market volatility. Although the end of 1999 and first quarter of 2000 were very favorable periods for large-cap growth stocks, by late March, the market turned and the environment became extremely challenging. Through October, investors showed concern about the impact of a number of high-profile earnings warnings, high oil prices, election uncertainties, slower economic growth, the Federal Reserve Board's six rate hikes since June 1999, and the potential for inflation with unemployment at a 30-year low. Unfortunately, the positive influences of the budget surplus and the growth of companies meeting the demand of Internet data traffic doubling every 90 days are events that have yet to dominate the investor's mindset.

In spite of these difficulties, the Fund did particularly well in the most recent quarter of 2000, thanks to strong stock picking within the technology sector. Furthermore, we have been consistently pleased with the earnings reports from the companies in the portfolio, and see growth opportunities in several areas, such as fiberoptics and media. It should be noted that investors have been bearish of late, and therefore many companies in the Fund have not received the recognition we believe they are due. However, in our opinion, if we continue to invest in high-quality companies that are producing solid earnings, shareholders will eventually be rewarded, as stock prices have historically followed earnings.

                              Mid Cap Growth Fund

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in common stocks of mid-sized
                     companies--those with market capitalizations ranging from
                     approximately $2 billion to $15 billion at the time of
                     purchase. The core of the Fund's portfolio will be
                     invested in securities of established companies that are
                     leaders in growth markets with a history of strong
                     returns.
Subadvisor:          INVESCO Funds Group, Inc. ("INVESCO")
Portfolio            Tim Miller, Thomas Wald
Managers:
Inception Date:      March 4, 1996/4/

                                    [GRAPH]

                         NAV           5.75% Sales Charge   S&P 500
         Mar-96        10,000                9,425           10,000
         Mar-96        10,168                9,583           10,120
         Apr-96        10,584                9,975           10,429
         May-96        10,768               10,149           10,569
         Jun-96        10,352                9,757           10,411
         Jul-96         9,312                8,777            9,707
         Aug-96         9,792                9,229           10,267
         Sep-96        10,328                9,734           10,714
         Oct-96        10,096                9,515           10,745
         Nov-96        10,696               10,081           11,350
         Dec-96        10,504                9,900           11,363
         Jan-97        10,944               10,315           11,789
         Feb-97        10,240                9,651           11,692
         Mar-97         9,688                9,131           11,194
         Apr-97         9,832                9,267           11,485
         May-97        10,600                9,991           12,488
         Jun-97        11,248               10,601           12,839
         Jul-97        12,328               11,619           14,110
         Aug-97        12,184               11,483           14,092
         Sep-97        13,080               12,328           14,902
         Oct-97        12,408               11,695           14,254
         Nov-97        12,448               11,732           14,465
         Dec-97        12,173               11,473           15,027
         Jan-98        12,156               11,457           14,740
         Feb-98        13,287               12,523           15,961
         Mar-98        14,166               13,352           16,681
         Apr-98        14,109               13,298           16,985
         May-98        13,653               12,868           16,221
         Jun-98        14,695               13,850           16,323
         Jul-98        14,410               13,582           15,691
         Aug-98        11,489               10,828           12,773
         Sep-98        12,286               11,580           13,965
         Oct-98        13,092               12,339           15,211
         Nov-98        14,052               13,244           15,970
         Dec-98        15,782               14,875           17,898
         Jan-99        15,623               14,724           17,202
         Feb-99        14,869               14,014           16,302
         Mar-99        16,146               15,218           16,757
         Apr-99        16,217               15,285           18,078
         May-99        16,323               15,385           18,157
         Jun-99        17,565               16,555           19,128
         Jul-99        16,652               15,694           18,722
         Aug-99        16,164               15,234           18,080
         Sep-99        16,031               15,109           17,523
         Oct-99        16,430               15,485           18,415
         Nov-99        18,275               17,224           19,382
         Dec-99        20,864               19,665           20,533
         Jan-00        20,254               19,089           19,955
         Feb-00        23,750               22,385           21,350
         Mar-00        23,099               21,771           23,136
         Apr-00        20,699               19,509           22,329
         May-00        19,168               18,066           22,050
         Jun-00        22,085               20,815           22,374
         Jul-00        21,247               20,025           22,728
         Aug-00        24,516               23,106           25,264
         Sep-00        24,154               22,765           25,091
         Oct-00        22,161               20,887           24,240


                               Performance Table

                         Average Annual Total Return  Cumulative Total Return
                         ---------------------------- -------------------------
                           1      Since      Since       Since        Since
Periods Ending October    Year  Inception  3/13/00/4/  Inception    3/13/00/4/
31, 2000                 ------ --------- ----------- -----------  ------------
S&P 400 Midcap Index/1/  31.63%  20.89%      13.53%        142.40%       13.53%
Mid Cap Growth Fund
 Class A (NAV)           35.03%  18.61%     -12.20%        121.61%      -12.20%
Mid Cap Growth Fund
 Class A (net of 5.75%
 sales charge)           27.27%  17.11%     -17.25%        108.87%      -17.25%
Mid Cap Growth Fund
 Class B (NAV)           34.04%  17.75%     -12.57%        114.26%      -12.57%
Mid Cap Growth Fund
 Class B (net of
 CDSC)/2/                29.04%  17.52%     -16.94%        112.26%      -16.94%
Mid Cap Growth Fund
 Class C (NAV)           33.95%  17.77%     -12.60%        114.45%      -12.60%
Mid Cap Growth Fund
 Class C (net of
 CDSC)/3/                32.95%  17.77%     -13.46%        114.45%      -13.46%

Mid Cap Growth Fund
 Institutional Class
 I/5/                       N/A  -0.85%      -0.85%         -0.85%       -0.85%

-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
  5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Current investment subadvisor assignment became effective 3/13/00. /5/Inception date is 7/10/2000.

                        Portfolio Managers' Commentary

The Mid Cap Growth Fund Class A share performance for the year-ended October 31, 2000 was 35.03% outperforming the S&P 400 Midcap Index return of 31.63%.

After exhibiting strong returns at the beginning of the fiscal year, domestic equities have came under renewed--and at times, intense--selling pressure beginning in March. Market jitters, including interest rate fears, political uncertainty, and negative earnings pre-announcements, pulled the market lower. By the end of November, most of the major market indices stood considerably below their highs from earlier in the year.

On a positive note, signs of a cooling economy raised hopes that the Federal Reserve might abandon its restrictive policy bias, laying the groundwork for potential interest rate cuts in 2001. The bad news, however, was that investors were fed a steady diet of negative earnings pre-announcements, alongside steadily increasing oil and gas prices. Nevertheless, the two valuation props for stocks--earnings growth expectations and P/E ratios-- continued to provide the market with solid support.

The Fund's performance suffered over this period, as many of its holdings across economic sectors were caught in the market's downward volatility. The Fund's large exposure to technology and communications services holdings proved particularly troublesome, as many of these companies saw their valuations drop sharply on concerns about overcapacity and a potential slowdown in telecommunications-related investment. In our opinion, valuations in the sector are now fully appreciating a slowdown that still appears to be only a possibility, suggesting the likelihood of a strong rebound should the worst not occur.

Meanwhile, the Fund's diversification helped cushion performance from the pressure in technology-related sectors, as we benefited from relatively stable performance by investments in energy, financial services, and pharmaceutical sectors.

In part, our performance was aided by our recent moves into areas where growth is accelerating. Oil exploration companies such as Apache Corp have thrived recently from surging oil prices. Analysts concluded that such firms should enjoy high growth rates over the coming years as the world's oil producers strive to increase production to meet demand.

Financial services holdings also helped returns. While the apparent end to this round of official interest rate increases has aided most financial stocks, our particular focus on fee-based financial companies was rewarded. One standout was Northern Trust, a bank with a strong foothold in trust management and other fee-based businesses.

Additionally, a number of our specialty pharmaceutical holdings, including Forest Laboratories and King Pharmaceuticals also contributed positively to performance. Investors have rewarded these companies for their earnings predictability, which has been especially appealing in the recent uncertain environment.

Going forward, we plan to keep our focus on those high-growth mid-cap companies that we believe can continue to perform well, even in an economic slowdown. In an effort to maintain diversification and dampen volatility, we plan to seek these companies out in a variety of sectors.

                              Mid Cap Value Fund

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing at least 65% of the Fund's total assets in
                     equity securities of medium capitalization companies
                     using a value oriented investment approach. Medium
                     capitalization companies include those with the
                     characteristics of companies included in the Russell
                     MidcapTM Index, which as of December 31, 1999 had an
                     average market capitalization of approximately $4.4
                     billion.
Subadvisor:          Neuberger Berman Management, Inc. ("NBM")
Portfolio            Robert Gendelman, S. Basu Mullick
Managers:
Inception Date:      November 2, 1998/4/


                                    [GRAPH]

                   NAV          5.75% Sales Charge   Russell MidCap
         Nov-98   10,000                9,425           10,000
         Nov-98   10,500                9,896           10,351
         Dec-98   10,753               10,135           10,666
         Jan-99   11,034               10,399           10,417
         Feb-99   10,883               10,258           10,188
         Mar-99   11,385               10,730           10,334
         Apr-99   12,410               11,696           11,313
         May-99   12,831               12,093           11,360
         Jun-99   13,272               12,509           11,489
         Jul-99   13,132               12,377           11,202
         Aug-99   12,329               11,621           10,815
         Sep-99   11,768               11,091           10,267
         Oct-99   12,023               11,332           10,570
         Nov-99   12,204               11,502           10,376
         Dec-99   13,329               12,563           10,654
         Jan-00   12,819               12,082           10,017
         Feb-00   13,261               12,498            9,598
         Mar-00   14,620               13,779           10,762
         Apr-00   14,031               13,224           10,805
         May-00   14,337               13,512           10,990
         Jun-00   14,348               13,523           10,581
         Jul-00   14,982               14,121           10,828
         Aug-00   15,945               15,028           11,492
         Sep-00   16,251               15,316           11,602
         Oct-00   16,374               15,432           11,822

                               Performance Table

                                                  Average Annual   Cumulative
                                                   Total Return   Total Return
                                                 ---------------- ------------
                                                   1      Since      Since
                                                  Year  Inception  Inception
Periods Ending October 31, 2000/4/               ------ --------- ------------
Russell Midcap Value Index/5/                    11.85%   8.74%      18.22%
Mid Cap Value Fund Class A (NAV)                 35.42%  28.00%      63.74%
Mid Cap Value Fund Class A (net of 5.75% sales
 charge)                                         27.63%  24.26%      54.32%
Mid Cap Value Fund Class B (NAV)                 34.26%  26.59%      60.15%
Mid Cap Value Fund Class B (net of CDSC)/1/      29.26%  24.60%      55.15%
Mid Cap Value Fund Class C (NAV)/3/                 N/A   9.53%       9.53%
Mid Cap Value Fund Class C (net of CDSC)/2/,/3/     N/A   8.53%       8.53%
Mid Cap Value Fund Institutional Class I         36.17%  27.97%      63.65%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Inception date is 7/31/2000.
/4/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.
/5/All since-inception returns for indices begin on the month-end closest to the actual inception date of the fund.

                        Portfolio Managers' Commentary

The Mid Cap Value Fund Class A share performance for the year-ended October 31, 2000 was 35.42% significantly outperforming the Russell Midcap Value Index return of 11.85%.

Financial market performance for the 12-month period ended October 2000 reflected innumerable shifts in the actual and perceived condition of the economy, the outlook for corporate earnings trends, and investor sentiment and expectations. For the entire period, financial market returns were generally positive, although lower than the out-sized equity market returns that have been characteristic of the last several years; the broad market as measured by the Wilshire 5000 appreciated 8.10% while the S&P 500 Index returned 6.09%. Sectors within the S&P 500 generating the strongest returns over the period include utilities, capital goods, health care and financials. Total return performance for style specific areas, growth and value, are positive for the 12-month period, with most growth sectors generating somewhat stronger returns (i.e. the Russell 1000 Growth Index returned 9.33% versus a 5.52% return for the Russell 1000 Value Index). However, over the course of the entire 12-month period a shift in market leadership appears to have taken place.

The market environment for value stocks in the third quarter of 2000 was quite favorable, particularly in the mid-cap segment of the market. Investors continued to emphasize more conservative market sectors, shifting their focus from high-priced growth stocks with limited earnings visibility to less expensive shares with more stable earnings records. A steady interest rate environment and strong economic growth throughout the year has helped many companies in the value category build their businesses. Earnings shortfalls and concerns about longer-term growth in some of the faster-growing areas of the market also contributed to value's attractiveness.

The Fund's financial holdings made the largest contribution to its total return. Reinsurer XL Capital made a positive impact, as did property and casualty insurance provider ACE Limited. Both stocks benefited from an emerging turn in the insurance cycle. The portfolio's utility and health care holdings also performed quite nicely.

Technology had the least favorable impact on portfolio total return. Satellite communications company Loral Space & Communications detracted the most from returns followed by technology services provider Comdisco and Apple Computer. Communications Services (there were no remaining positions in this sector on 9/30/00) also had a small negative impact on total return.

We are pleased with the broadening of returns that has occurred over the last several months in the equity markets. Concerns over the direction of interest rates and long-term corporate earnings have refocused investors' attention on company fundamentals, which has benefited many of the value stocks in which we invest. Looking ahead, we are encouraged by the recent outperformance of value investments over their growth counterparts. If the Federal Reserve Board continues to hold interest rate levels steady, against a backdrop of modest economic growth, we believe value stocks have the potential to remain in the spotlight.

                           Science & Technology Fund

Investment           Seeks to provide long-term growth of capital by investing
Objective:           at least 65% of the Fund's total assets in the common
                     stocks and equity-related securities of companies that
                     are expected to benefit from scientific breakthroughs and
                     advancements in technology.
Subadvisor:          T. Rowe Price Associates, Inc. ("TRowe")
Portfolio            Chip Morris
Manager:
Inception Date:      March 10, 2000/4/


                                    [GRAPH]

                         NAV      5.75% Sales Charges    S&P 500 Index

           1-Mar       10,000             9,425             10,000
          31-Mar        9,960             9,387             10,978
          28-Apr        8,940             8,426             10,648
          31-May        7,850             7,399             10,429
          30-Jun        8,740             8,237             10,687
          31-Jul        8,370             7,889             10,520
          31-Aug        9,920             9,350             11,173
          29-Sep        8,750             8,247             10,583
          31-Oct        8,080             7,615             10,538

                               Performance Table

                                                    Average Annual  Cumulative
                                                     Total Return  Total Return
                                                    -------------- ------------
                                                        Since         Since
                                                      Inception     Inception
Period Ending October 31, 2000/4/                   -------------- ------------
S&P 500 Index/1/                                         5.38%         5.38%
Science & Technology Fund Class A (NAV)                -19.20%       -19.20%
Science & Technology Fund Class A (net of 5.75%
 sales charge)                                         -23.85%       -23.85%
Science & Technology Fund Class B (NAV)                -19.70%       -19.70%
Science & Technology Fund Class B (net of CDSC)/2/     -23.72%       -23.72%
Science & Technology Fund Class C (NAV)                 -7.78%        -7.78%
Science & Technology Fund Class C (net of CDSC)/3/      -8.71%        -8.71%
Science & Technology Fund Institutional Class I        -19.20%       -19.20%

-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
  5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                        Portfolio Manager's Commentary

As of the year-ended October 31, 2000, the Science & Technology Fund Class A share performance since inception was -19.20% as compared to the S&P 500 Index return of 5.38% for the same time period.

Investors entered 2000 with much enthusiasm for dot.com names as Internet stocks returned 27.90% from the beginning of January to March 10. However, poor earnings prospects coupled with an increasing number of dot.com failures caused aggressive technology stocks to plunge as quickly as they had soared earlier in the year. From 3/10/00 - 10/31/00, the Morgan Stanley Internet Index declined 59.07%. Losses, however, were not isolated to the Internet sector alone. During the second and third quarter, many high profile technology companies such as Intel, Nokia, Dell Computer, and Apple Computer warned investors about weaker earnings growth moving forward. Record high valuation levels and news of potentially softer profitability caused investors to rotate out of the sector in favor of more reasonably priced areas such as health care, financial services, and utilities.

In this environment the Science & Technology Fund has focused on holding only the highest quality names in the technology sector as we believe that lower quality firms will get "steam rolled" in an increasingly competitive environment. We feel the technology sector is experiencing a significant shift as the dominance of the PC gives way to communications-based computing. Top holdings such as Ariba, Oracle, and Cisco Systems reflects fund management's commitment to high quality companies that will benefit from the trend towards networking and the buildout of the Internet.

We have made some changes to holdings during the third quarter, initiating positions in LSI Logic, SDL, and Corning, and adding to existing holdings such as Applied Materials. We eliminated WorldCom, Dell Computer, and Softbank, and trimmed back on Sun Microsystems and CIENA after their run-up.

Despite the recent selling, we believe science and technology represents the premier opportunity for growth during the next three to five years, and should continue to be the most rapidly growing segment of the global economy. The Fund will remain focused on the migration from PC-based computing to communications-driven market forces. Accordingly, we will continue to identify the leading companies involved in building the infrastructure for the Internet, and in the transmission of wire and wireless data and communications. We remain optimistic about the long-term prospects for the Fund.

                             Small Cap Growth Fund

Investment           Seeks to provide maximum capital appreciation by
Objective:           investing primarily in a portfolio of equity securities
                     of domestic companies. Under normal conditions, the Fund
                     will be mainly invested in common stocks or warrants of
                     emerging growth companies that represent attractive
                     opportunities for maximum capital appreciation.
Subadvisor:          Credit Suisse Asset Management/Warburg Pincus ("CSAM")
Portfolio            Elizabeth B. Dater, Stephen P. Lurito
Managers:
Inception Date:      January 6, 1998


                                    [GRAPH]

                         NAV           5.75% Sales Charge   Russell 2000 Growth
         Jan-98        10,000                9,425               10,000
         Jan-98         9,990                9,416                9,953
         Feb-98        10,690               10,075               10,832
         Mar-98        11,160               10,518               11,286
         Apr-98        11,270               10,622               11,356
         May-98        10,640               10,028               10,531
         Jun-98        10,940               10,311               10,638
         Jul-98         9,910                9,340                9,750
         Aug-98         7,890                7,436                7,499
         Sep-98         8,470                7,983                8,260
         Oct-98         8,880                8,369                8,690
         Nov-98         9,410                8,869                9,364
         Dec-98        10,090                9,510               10,212
         Jan-99        10,350                9,755               10,651
         Feb-99         9,530                8,982                9,695
         Mar-99        10,090                9,510               10,040
         Apr-99        10,290                9,698               10,927
         May-99        10,350                9,755               10,944
         Jun-99        11,630               10,961               11,521
         Jul-99        11,530               10,867               11,165
         Aug-99        11,450               10,792               10,747
         Sep-99        11,970               11,282               10,954
         Oct-99        12,810               12,073               11,235
         Nov-99        14,470               13,638               12,423
         Dec-99        17,469               16,464               14,612
         Jan-00        17,519               16,512               14,476
         Feb-00        23,560               22,205               17,845
         Mar-00        21,479               20,244               15,969
         Apr-00        18,263               17,213               14,356
         May-00        16,544               15,593               13,099
         Jun-00        20,052               18,899               14,792
         Jul-00        17,911               16,881               13,524
         Aug-00        20,746               19,553               14,946
         Sep-00        19,650               18,520               14,204
         Oct-00        18,398               17,340               13,051

                               Performance Table

                                                 Average Annual   Cumulative
                                                  Total Return   Total Return
                                                ---------------- ------------
                                                  1      Since      Since
                                                 Year  Inception  Inception
Periods Ending October 31, 2000                 ------ --------- ------------
Russell 2000 Growth Index                       16.16%   9.91%      30.51%
Small Cap Growth Fund Class A (NAV)             43.62%  24.14%      83.98%
Small Cap Growth Fund Class A (net of 5.75%
 sales charge)                                  35.36%  21.56%      73.40%
Small Cap Growth Fund Class B (NAV)             42.62%  23.01%      79.28%
Small Cap Growth Fund Class B (net of CDSC)/1/  37.62%  22.03%      75.28%
Small Cap Growth Fund Class C (NAV)             42.54%  22.98%      79.17%
Small Cap Growth Fund Class C (net of CDSC)/2/  41.54%  22.98%      79.17%
Small Cap Growth Fund Institutional Class I/3/     N/A  -7.34%      -7.34%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
  5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Inception date is 7/10/2000.

                        Portfolio Managers' Commentary

The Small Cap Growth Fund Class A share performance for the year-ended October 31, 2000 was 43.62%, significantly outperforming the Russell 2000 Growth Index return of 16.16%.

The fourth quarter of 1999 was a spectacular one for small company growth stocks, with technology and communications shares displaying particular strength. Despite a rise in bond yields, the group outperformed large-cap stocks by a healthy margin, supported by optimism regarding smaller companies' earnings prospects and by investors' dissipating worries over the Y2K computer bug and attendant risk factors. This momentum continued in the beginning of the New Year although its strength made a dramatic reversal in March as significant valuation disparities between technology and non-technology companies signaled a wringing out of speculative excess. Following two quarters of solid performance, small cap growth stocks retreated during the second quarter, caused by continued uncertainty regarding the future course of monetary policy. Small-capitalization stocks continued to struggle in the third quarter, hampered by growing profit uncertainties that restrained stocks broadly. While fears of rising interest rates subsided, evidence of a slowing economy began to weigh on the market. Adding to the pressure was an upward spike in oil prices and a declining euro. As in the large-cap area, technology and communications stocks led the decline. Certain "defensive" sectors such as health care, performed well, as did value-type stocks generally.

The most noteworthy change in the Fund's sector allocation during the third quarter of 2000 was a significant increase in its health care exposure (health care stocks accounted for about 25% of the Fund as of September 30, including pharmaceutical stocks). Companies we purchased included both service providers and more-aggressive biotechnology companies. On the service side, we deemed certain managed-care and hospital names to be attractive, based in part on the industry's overall supportive fundamentals. In addition, while the group's earnings-growth prospects are relatively modest, these companies have good potential to meet expectations over the near-to-intermediate term. We believe that investors will continue to reward companies that can deliver such consistency. In the pharmaceutical/biotech area, we added several companies that stand to benefit over the longer term from breakthroughs in gene research and the launch of new products.

We maintained a modest overweighting in technology stocks, defined to include telecommunications, electronics and computer companies (combined, these sectors accounted for roughly 41% of the Fund at the end of the third quarter). While the group could continue to be hampered over the next few months by growth uncertainties, (e.g., in the cellular-handset area), we have a positive long-term outlook on these stocks and on "wireless" names in particular.

Elsewhere of note, we remained modestly overweighted in the energy area, where we continued to emphasize oil-services providers. We believe these companies will continue to benefit from demand for their services, even if oil prices begin to decline. In our view, oil prices would have to fall dramatically to throttle activity in the oil-services industry.

Despite the recent weakness in small caps, and the potential for choppy waters over the near term, we have a positive longer-term outlook on the group. We remain of the view that these stocks - and the group's growth-oriented names in particular - will benefit in due course from a historically supportive combination of benign inflation, relatively stable interest rates and modest economic growth. In addition, small caps currently trade at compelling valuations versus those of larger-cap stocks, which should only add to their appeal from a risk-reward perspective.

                             Small Cap Index Fund

Investment           Seeks to provide investment results that are similar to
Objective:           the total return of the Russell 2000 Index. The Index is
                     a sub-index of the Russell 3000 Index, which follows the
                     3,000 largest U.S. based companies based on total market
                     capitalization. The Index measures the performance of the
                     2,000 smallest companies in the Russell 3000 Index, and
                     represents about 8% of the total market capitalization of
                     the Russell 3000 Index.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Magali Azema-Barac
Manager:
Inception Date:      November 2, 1998/3/


                                    [GRAPH]

                         NAV           5.75% Sales Charge   Russell 2000
         Nov-98        10,000                9,425             10,000
         Nov-98        10,370                9,774             10,524
         Dec-98        10,977               10,345             11,175
         Jan-99        11,104               10,465             11,324
         Feb-99        10,242                9,653             10,406
         Mar-99        10,352                9,757             10,569
         Apr-99        11,219               10,574             11,516
         May-99        11,409               10,753             11,684
         Jun-99        11,851               11,170             12,213
         Jul-99        11,561               10,897             11,877
         Aug-99        11,129               10,489             11,438
         Sep-99        11,088               10,451             11,440
         Oct-99        11,132               10,492             11,487
         Nov-99        11,748               11,072             12,173
         Dec-99        12,990               12,243             13,551
         Jan-00        12,684               11,955             13,333
         Feb-00        14,497               13,663             15,535
         Mar-00        13,507               12,730             14,510
         Apr-00        12,739               12,007             13,637
         May-00        11,947               11,260             12,842
         Jun-00        12,918               12,175             13,962
         Jul-00        12,516               11,796             13,513
         Aug-00        13,439               12,667             14,544
         Sep-00        13,014               12,266             14,116
         Oct-00        12,439               11,724             13,486


                               Performance Table

                                                   Average Annual   Cumulative
                                                    Total Return   Total Return
                                                  ---------------- ------------
                                                    1      Since      Since
                                                   Year  Inception  Inception
Periods Ending October 31, 2000/3/                ------ --------- ------------
Russell 2000 Index                                17.41%  16.15%      34.86%
Small Cap Index Fund Class A (NAV)                11.74%  11.55%      24.39%
Small Cap Index Fund Class A (net of 5.75% sales
 charge)                                           5.31%   8.29%      17.24%
Small Cap Index Fund Class B (NAV)                10.83%  10.69%      22.49%
Small Cap Index Fund Class B (net of CDSC)/1/      5.83%   8.41%      17.49%
Small Cap Index Fund Class C (NAV)/4/                N/A  -3.07%      -3.07%
Small Cap Index Fund Class C (net of CDSC)/2/        N/A  -3.98%      -3.98%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
  5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July, 7 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.
/4/Inception date is 8/23/00.

                        Portfolio Manager's Commentary

The Small Cap Index Fund Class A share performance for the year-ended October 31, 2000 was 11.74% as compared to the Russell 2000 Index return of 17.41%.

The increased volatility in the equity markets was felt the strongest in the small cap sector. While the small cap index showed gains of 17% in February 2000, the same index was down -6.59% the following month. This pattern of market ups and downs continued through the fiscal year. In addition to the volatility within the small cap sector itself, the small cap universe faced added volatility due to liquidity shortages brought about by the extreme spread in returns between small caps and the large caps.

In general, we expect volatility to continue throughout next year, especially with the introduction of Regulation FD (Fair Disclosure) by the SEC. This regulation may generate more earnings surprises from public companies, as financial analysts at Wall Street firms receive less timely information from these companies and must begin playing on the same level as other investors.

                           Socially Responsible Fund

Investment           Seeks to obtain growth of capital by investing at least
Objective:           80% of the Fund's total assets in the equity securities
                     of companies meeting social criteria established for the
                     Fund. To determine which companies meet the Fund's social
                     criteria, AGIM relies on industry classifications and
                     research services such as the Investor Responsibility
                     Research Center.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Magali Azema-Barac
Manager:
Inception Date:      November 2, 1998/4/

                                    [GRAPH]

                    NAV                  5.75% Sales Charge           S&P 500
Nov-98            10,000                       9,425                   10,000
Nov-98            10,450                       9,849                   10,606
Dec-98            11,042                      10,407                   11,217
Jan-99            11,430                      10,773                   11,685
Feb-99            11,139                      10,499                   11,323
Mar-99            11,550                      10,886                   11,775
Apr-99            11,994                      11,304                   12,231
May-99            11,713                      11,039                   11,943
Jun-99            12,305                      11,598                   12,605
Jul-99            11,881                      11,197                   12,213
Aug-99            11,760                      11,084                   12,152
Sep-99            11,448                      10,789                   11,819
Oct-99            12,253                      11,548                   12,567
Nov-99            12,445                      11,729                   12,823
Dec-99            13,063                      12,312                   13,577
Jan-00            12,421                      11,707                   12,895
Feb-00            12,253                      11,548                   12,551
Mar-00            13,335                      12,569                   13,889
Apr-00            12,842                      12,104                   13,471
May-00            12,506                      11,786                   13,194
Jun-00            12,769                      12,034                   13,520
Jul-00            12,642                      11,915                   13,309
Aug-00            13,366                      12,597                   14,135
Sep-00            12,617                      11,891                   13,389
Oct-00            12,564                      11,842                   13,332

                               Performance Table

                                                  Average Annual   Cumulative
                                                   Total Return   Total Return
                                                 ---------------- ------------
                                                   1      Since      Since
Periods Ending October 31, 2000/4/                Year  Inception  Inception
                                                 ------ --------- ------------
S&P 500 Index                                     6.09%  15.49%      33.32%
Socially Responsible Fund Class A (NAV)           2.54%  12.11%      25.64%
Socially Responsible Fund Class A (net of 5.75%
 sales charge)                                   -3.36%   8.83%      18.42%
Socially Responsible Fund Class B (NAV)           1.88%  11.27%      23.78%
Socially Responsible Fund Class B (net of
 CDSC)/1/                                        -3.12%   9.00%      18.78%
Socially Responsible Fund Class C (NAV)/3/          N/A  -0.11%      -0.11%
Socially Responsible Fund Class C (net of
 CDSC)/2/,/3/                                       N/A  -1.11%      -1.11%
Socially Responsible Fund Institutional Class I   2.72%  12.30%      26.07%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Inception date is 7/28/2000.
/4/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                                     xviii

                        Portfolio Manager's Commentary

The Socially Responsible Fund performance for the year ending October 31, 2000 was 2.54%, as compared to the S&P 500 index return of 6.09%.

In line with its social mandate, the fund generally underweights its energy position vs. the energy weighting within the S&P 500 Index. Although this underweighting has been detrimental to short term returns over the past six months, we believe the current health care sector overweighting (vs. the S&P 500 Index weighting) will help the Fund going forward into the new fiscal year.

After performing strongly for the fiscal year in 1999, the large cap equity market in the fiscal year 2000 suffered from an increase in volatility, finishing the year with a return of approximately 6%. This volatility is apparent when you look at the monthly returns of the S&P 500 over this period. For example, in December 1999 the S&P 500 returned 5.99% followed by a -5.02% in January 2000. To magnify the issue, the volatility phenomenon has been particularly strong in the technology sector, which constitutes more than 25% of the large cap market.

The fiscal year ending October 31, 2000 also saw a reversal of the growth versus value dominance. During 1999 growth was the dominant theme in large caps, with a return of 25% over value. However, with uncertainty in the markets and in the earnings capacity of growth oriented technology stocks being questioned, value took over as the dominant style and outperformed growth by 11.88% for the first three quarter's in 2000.

                               Stock Index Fund

Investment           Seeks to provide investment results that are similar to
Objective:           the total return of the S&P 500 Index. The Index is
                     composed of 500 common stocks chosen by Standard &
                     Poor's, and approximates the general distribution of
                     industries in the U.S. economy and captures the price
                     performance of a large cross-section of the publicly
                     traded stock market.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Magali Azema-Barac
Managers:
Inception Date:      November 2, 1998/4/


                                    [GRAPH]

                         NAV           5.75% Sales Charge   S&P 500
         Nov-98        10,000                9,425          10,000
         Nov-98        10,530                9,925          10,606
         Dec-98        11,116               10,477          11,217
         Jan-99        11,559               10,894          11,685
         Feb-99        11,198               10,554          11,323
         Mar-99        11,639               10,970          11,775
         Apr-99        12,084               11,389          12,231
         May-99        11,853               11,172          11,943
         Jun-99        12,495               11,777          12,605
         Jul-99        12,111               11,415          12,213
         Aug-99        12,051               11,358          12,152
         Sep-99        11,699               11,026          11,819
         Oct-99        12,436               11,721          12,567
         Nov-99        12,658               11,930          12,823
         Dec-99        13,382               12,612          13,577
         Jan-00        12,709               11,978          12,895
         Feb-00        12,454               11,738          12,651
         Mar-00        13,666               12,880          13,889
         Apr-00        13,236               12,475          13,471
         May-00        12,960               12,215          13,194
         Jun-00        13,256               12,494          13,520
         Jul-00        13,032               12,282          13,309
         Aug-00        13,835               13,039          14,135
         Sep-00        13,098               12,345          13,389
         Oct-00        13,047               12,297          13,332


                               Performance Table

                                                Average Annual   Cumulative
                                                 Total Return   Total Return
                                               ---------------- ------------
                                                        Since      Since
Periods Ending October 31, 2000/4/             1 Year Inception  Inception
                                               ------ --------- ------------
S&P 500 Index                                   6.09%  15.49%      33.32%
Stock Index Fund Class A (NAV)                  4.91%  14.24%      30.47%
Stock Index Fund Class A (net of 5.75% sales
 charge)                                       -1.12%  10.91%      22.97%
Stock Index Fund Class B (NAV)                  4.21%  13.03%      27.70%
Stock Index Fund Class B (net of CDSC)/1/      -0.79%  10.79%      22.70%
Stock Index Fund Class C (NAV)/3/                 N/A  -5.21%      -5.21%
Stock Index Fund Class C (net of CDSC)/2/,/3/     N/A  -6.16%      -6.16%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Inception date is 7/28/2000.
/4/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                        Portfolio Managers' Commentary

The Stock Index Fund Class A share performance for the year-ended October 31, 2000 was 4.91% as compared to the S&P 500 Index return of 6.09%.

After performing strongly for the fiscal year in 1999, the large cap equity market in the fiscal year 2000 suffered from an increase in volatility, finishing the year with a return of approximately 6%. This volatility is apparent when you look at the monthly returns of the S&P 500 over this period. For example, in December 1999 the S&P 500 returned 5.99% followed by a -5.02% in January 2000. To magnify the issue, the volatility phenomenon has been particularly strong in the technology sector, which constitutes more than 25% of the large cap market.

The fiscal year ending October 31, 2000 also saw a reversal of the growth versus value dominance. During 1999 growth was the dominant theme in large caps, with a return of 25% over value. However, with uncertainty in the markets and in the earnings capacity of growth oriented technology stocks being questioned, value took over as the dominant style and outperformed growth by 11.88% for the first three quarter's in 2000.

                               Global Equity Fund

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in a globally diversified portfolio
                     of growth equity securities.
Subadvisor:          Founders Asset Management LLC ("Founders")
Portfolio            Douglas A. Loeffler, Scott Chapman, Tom Arrington
Managers:
Inception Date:      November 1, 1990/4/


                                    [GRAPH]

                        NAV           5.75% Sales Charge   MSCI World Index
         Oct-90        10,000                9,425               10,000
         Nov-90         9,921                9,350                9,838
         Dec-90        10,024                9,448               10,046
         Jan-91        10,272                9,682               10,415
         Feb-91        10,927               10,298               11,381
         Mar-91        10,629               10,018               11,047
         Apr-91        10,659               10,046               11,136
         May-91        10,847               10,224               11,390
         Jun-91        10,233                9,645               10,688
         Jul-91        10,698               10,083               11,195
         Aug-91        10,597                9,988               11,161
         Sep-91        10,719               10,102               11,456
         Oct-91        10,880               10,255               11,644
         Nov-91        10,466                9,864               11,138
         Dec-91        11,161               10,519               11,951
         Jan-92        11,141               10,500               11,733
         Feb-92        11,181               10,538               11,532
         Mar-92        10,725               10,108               10,991
         Apr-92        11,049               10,414               11,146
         May-92        11,587               10,921               11,592
         Jun-92        11,252               10,605               11,206
         Jul-92        11,049               10,414               11,237
         Aug-92        11,060               10,424               11,513
         Sep-92        10,776               10,156               11,409
         Oct-92        10,491                9,888               11,102
         Nov-92        10,836               10,213               11,303
         Dec-92        10,841               10,218               11,397
         Jan-93        10,871               10,246               11,437
         Feb-93        11,004               10,371               11,710
         Mar-93        11,633               10,965               12,392
         Apr-93        12,243               11,539               12,968
         May-93        12,843               12,104               13,269
         Jun-93        12,710               11,980               13,160
         Jul-93        13,036               12,286               13,434
         Aug-93        13,716               12,928               14,052
         Sep-93        13,757               12,966               13,794
         Oct-93        13,960               13,157               14,176
         Nov-93        13,117               12,363               13,377
         Dec-93        14,046               13,238               14,034
         Jan-94        14,920               14,062               14,961
         Feb-94        14,982               14,120               14,770
         Mar-94        14,529               13,694               14,136
         Apr-94        14,910               14,052               14,576
         May-94        14,684               13,839               14,615
         Jun-94        14,848               13,994               14,577
         Jul-94        15,177               14,304               14,857
         Aug-94        15,640               14,741               15,307
         Sep-94        15,074               14,207               14,908
         Oct-94        15,239               14,363               15,334
         Nov-94        14,272               13,452               14,672
         Dec-94        14,256               13,436               14,817
         Jan-95        13,459               12,685               14,598
         Feb-95        13,459               12,685               14,806
         Mar-95        13,969               13,166               15,517
         Apr-95        14,288               13,466               16,074
         May-95        14,330               13,506               16,214
         Jun-95        14,298               13,476               16,212
         Jul-95        15,095               14,227               17,026
         Aug-95        14,999               14,137               16,650
         Sep-95        15,137               14,267               17,138
         Oct-95        14,702               13,856               16,870
         Nov-95        14,819               13,967               17,459
         Dec-95        15,266               14,388               17,973
         Jan-96        15,395               14,510               18,301
         Feb-96        15,546               14,652               18,417
         Mar-96        15,934               15,018               18,722
         Apr-96        16,495               15,546               19,166
         May-96        16,312               15,374               19,185
         Jun-96        16,279               15,343               19,285
         Jul-96        15,309               14,429               18,606
         Aug-96        15,622               14,723               18,824
         Sep-96        15,719               14,815               19,564
         Oct-96        15,632               14,734               19,696
         Nov-96        16,646               15,689               20,796
         Dec-96        17,007               16,029               20,459
         Jan-97        17,043               16,063               20,702
         Feb-97        17,490               16,485               20,936
         Mar-97        17,345               16,348               20,518
         Apr-97        17,551               16,541               21,185
         May-97        18,734               17,657               22,489
         Jun-97        19,652               18,522               23,607
         Jul-97        20,462               19,285               24,690
         Aug-97        19,447               18,329               23,034
         Sep-97        20,534               19,353               24,282
         Oct-97        19,713               18,579               23,000
         Nov-97        19,809               18,670               23,403
         Dec-97        20,500               19,321               23,684
         Jan-98        20,552               19,370               24,341
         Feb-98        22,172               20,897               25,983
         Mar-98        23,453               22,104               27,076
         Apr-98        23,570               22,215               27,337
         May-98        23,348               22,006               26,990
         Jun-98        23,074               21,747               27,627
         Jul-98        22,721               21,415               27,578
         Aug-98        19,128               18,028               23,896
         Sep-98        19,755               18,619               24,315
         Oct-98        21,467               20,232               26,509
         Nov-98        22,277               20,996               28,081
         Dec-98        22,809               21,498               29,448
         Jan-99        22,640               21,339               30,090
         Feb-99        21,572               20,331               29,287
         Mar-99        21,951               20,689               30,502
         Apr-99        23,414               22,067               31,701
         May-99        23,034               21,710               30,538
         Jun-99        23,751               22,386               31,958
         Jul-99        23,906               22,531               31,859
         Aug-99        23,653               22,293               31,798
         Sep-99        22,584               21,285               31,486
         Oct-99        22,668               21,365               33,105
         Nov-99        22,992               21,670               34,032
         Dec-99        23,476               22,126               36,782
         Jan-00        22,391               21,104               34,672
         Feb-00        21,760               20,508               34,761
         Mar-00        21,889               20,631               37,160
         Apr-00        19,558               18,433               35,584
         May-00        18,635               17,563               34,679
         Jun-00        19,946               18,799               35,842
         Jul-00        19,153               18,052               34,829
         Aug-00        20,157               18,998               35,958
         Sep-00        18,829               17,747               34,042
         Oct-00        17,890               16,861               33,467


                               Performance Table

                                                                Cumulative
                             Average Annual Total Return       Total Return
                          --------------------------------- ------------------
                             1      5      Since   Since/4/   Since   Since/4/
Periods Ending October     Year   Years  Inception 3/13/00  Inception 3/13/00
31, 2000                  ------- ------ --------- -------- --------- --------
MSCI World Index/1/         1.09% 15.03%  12.49%    -9.78%   224.56%   -9.78%
Global Equity Fund Class
A (NAV)                   -21.08%  4.00%   5.99%   -17.23%    78.90%  -17.23%
Global Equity Fund Class
A (net of 5.75% sales
charge)                   -25.62%  2.78%   5.36%   -21.99%    68.61%  -21.99%
Global Equity Fund Class
B (NAV)                   -21.44%  3.44%   5.62%   -17.41%    72.74%  -17.41%
Global Equity Fund Class
B (net of CDSC)/2/        -25.37%  3.09%   5.62%   -21.54%    72.74%  -21.54%
Global Equity Fund Class
C (NAV)                   -21.42%  3.45%   5.62%   -17.34%    72.79%  -17.34%
Global Equity Fund Class
C (net of CDSC)/3/        -22.20%  3.45%   5.62%   -18.17%    72.79%  -18.17%

-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Current investment subadvisor assignment became effective 3/13/00.

                        Portfolio Managers' Commentary

For the fiscal year ended October 31, 2000, the NAF Global Equity Fund's Class A shares had an annual return of -21.08%, compared to the unmanaged MSCI World Index's return of 1.09%.

A change in the Fund's management occurred midway through the period between November 1, 1999 and October 31, 2000. This led to greater emphasis on telecommunication and technology stocks, which we invested in heavily right as the market was peaking in March. Unfortunately, this caused the Fund to underperform its peers, as these sectors were subsequently hit by heavy profit-taking. We've also experienced the ill effects of a weak euro--which has resulted in declining rates of return when converting the euro assets in the Fund into U.S. dollars--rising oil prices, and the underperformance of growth-oriented stocks relative to value-oriented stocks. Part of the NAF Global Equity Portfolio's performance is due to the Fund's purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.

We have been pleased, however, to see strong earnings reports from most companies in the Fund. Also, we've been taking advantage of price volatility. While we can't help being affected by falls in growth stocks globally, we have been striving to add value to the portfolio by initiating or increasing positions in strong companies at attractive valuations. Using this strategy, we've been modestly increasing our weightings in areas such as semiconductors and telecommunications equipment, where we think stocks have over-reacted to the downside. And, as always, we continue to emphasize companies from around the globe with demonstrated track records of sustainable earnings growth and considerable competitive advantages that we believe will endure over time.

                                     xxiii

                           International Equity Fund

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in accordance with country and sector
                     weightings determined by MSAM in equity securities of
                     non-U.S. issuers which, in the aggregate, replicate broad
                     market indices.
Subadvisor:          Morgan Stanley Asset Management ("MSAM")
Portfolio            Barton M. Biggs, Ann Thievierge
Managers:
Inception Date:      January 9, 1995/4/


                                    [GRAPH]

                  NAV      5.75% Sales Charge   MSCI All Country   U.S.MSCA EAFE
  1/9/95        10,000           9,425                  10,000        10,000
 1/31/95         9,800           9,237                   9,605         9,616
 2/28/95         9,590           9,039                   9,599         9,588
 3/31/95        10,030           9,453                  10,190        10,186
 4/30/95        10,350           9,755                  10,566        10,569
 5/30/95        10,150           9,566                  10,460        10,443
 6/30/95         9,977           9,403                  10,290        10,260
 7/31/95        10,488           9,885                  10,913        10,899
 8/31/95        10,228           9,639                  10,512        10,483
 9/30/95        10,308           9,715                  10,708        10,688
10/31/95        10,137           9,554                  10,428        10,401
11/30/95        10,338           9,743                  10,721        10,690
12/31/95        10,786          10,165                  11,141        11,121
 1/31/96        10,888          10,262                  11,206        11,166
 2/29/96        10,857          10,233                  11,239        11,204
 3/31/96        11,041          10,406                  11,477        11,442
 4/30/96        11,265          10,617                  11,816        11,775
 5/31/96        11,235          10,589                  11,614        11,558
 6/30/96        11,367          10,714                  11,664        11,623
 7/31/96        11,102          10,464                  11,322        11,283
 8/31/96        11,214          10,569                  11,365        11,308
 9/30/96        11,510          10,848                  11,673        11,609
10/31/96        11,581          10,916                  11,595        11,490
11/30/96        12,010          11,319                  12,073        11,947
12/31/96        12,093          11,397                  11,906        11,793
 1/31/97        11,849          11,167                  11,535        11,380
 2/28/97        11,926          11,241                  11,710        11,567
 3/31/97        12,004          11,314                  11,721        11,609
 4/30/97        11,993          11,303                  11,793        11,670
 5/31/97        12,503          11,784                  12,571        12,430
 6/30/97        12,947          12,203                  13,242        13,115
 7/31/97        13,091          12,339                  13,485        13,327
 8/31/97        12,270          11,565                  12,492        12,332
 9/30/97        12,736          12,004                  13,193        13,023
10/31/97        11,993          11,303                  12,198        12,022
11/30/97        11,838          11,157                  12,062        11,899
12/31/97        12,036          11,344                  12,176        12,003
 1/30/98        12,368          11,657                  12,695        12,552
 2/27/98        13,166          12,409                  13,522        13,357
 3/31/98        13,707          12,919                  13,966        13,769
 4/30/98        13,940          13,139                  14,075        13,878
 5/31/98        13,756          12,965                  14,001        13,810
 6/30/98        13,559          12,780                  14,076        13,915
 7/31/98        13,608          12,826                  14,168        14,056
 8/31/98        11,312          10,661                  12,358        12,314
 9/30/98        10,771          10,152                  12,005        11,937
10/31/98        12,073          11,379                  13,255        13,181
11/30/98        12,712          11,981                  13,927        13,856
12/31/98        13,022          12,273                  14,461        14,403
 1/31/99        13,219          12,459                  14,464        14,361
 2/28/99        12,837          12,099                  14,100        14,018
 3/31/99        13,601          12,819                  14,688        14,604
 4/30/99        14,032          13,225                  15,318        15,195
 5/31/99        13,305          12,540                  14,544        14,413
 6/30/99        13,823          13,028                  15,113        14,975
 7/31/99        14,143          13,330                  15,548        15,420
 8/31/99        14,192          13,376                  15,592        15,476
 9/30/99        14,266          13,446                  15,760        15,632
10/31/99        14,648          13,806                  16,369        16,217
11/30/99        15,239          14,363                  16,942        16,781
12/31/99        16,706          15,745                  18,500        18,287
 1/31/00        15,486          14,596                  17,376        17,125
 2/29/00        15,996          15,076                  17,868        17,586
 3/31/00        16,384          15,442                  18,601        18,268
 4/28/00        15,473          14,583                  17,637        17,306
 5/31/00        15,205          14,331                  17,209        16,884
 6/30/00        15,580          14,684                  17,953        17,544
 7/31/00        14,776          13,927                  17,267        16,808
 8/31/00        15,058          14,192                  17,492        16,954
 9/29/00        14,482          13,649                  16,586        16,129
10/31/00        14,053          13,245                  16,134        15,748

                               Performance Table

                                                                  Cumulative
                               Average Annual Total Return       Total Return
                             -------------------------------- -------------------
                               1      5     Since     Since     Since     Since
Periods Ending October 31,    Year  Years Inception 4/1/99/4/ Inception 4/1/99/4/
2000                         ------ ----- --------- --------- --------- ---------
MSCI EAFE Index/3/           -2.90% 8.65%    8.12%     4.87%    57.48%     7.84%
MSCI All Country World ex
U.S. Index/6/                -1.44% 9.12%    8.58%     6.10%    61.34%     9.84%
International Equity Fund
Class A (NAV)                -4.00% 6.75%    6.03%     2.08%    40.53%     3.33%
International Equity Fund
Class A
(net of 5.75% sales charge)  -9.58% 5.49%    4.95%    -1.66%    32.45%    -2.63%
International Equity Fund
Class B (NAV)                -4.78% 6.05%    5.41%     1.36%    35.83%     2.17%
International Equity Fund
Class B (net of CDSC)/1/     -9.29% 5.73%    5.27%    -1.79%    34.83%    -2.83%
International Equity Fund
Class C (NAV)                -5.05% 5.97%    5.34%     1.18%    35.34%     1.88%
International Equity Fund
Class C (net of CDSC)/2/     -5.96% 5.97%    5.34%     1.18%    35.34%     1.88%
International Equity Fund
Institutional Class 1/3/        N/A   N/A  -10.82%   -10.82%   -10.82%   -10.82%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Inception date is 7/10/2000.
/4/Current investment subadvisor assignment became effective 4/1/99.
/5/The benchmark became MSCI EAFE Index on 4/1/99 when Morgan Stanley Asset
   Management assumed management of the Fund.
/6/All since-inception returns for indices begin on the month-end closest to the actual inception date of the fund.

                        Portfolio Managers' Commentary

The International Equity Fund Class A share performance for the year-ended October 31, 2000 was -4.00% as compared to the MSCI EAFE Index return of - 2.90%.

The same trends of technology and communications that drove the equity markets in the U.S., along with an overall theme of restructuring throughout the rest of the world, led equity markets in both Europe and Asia to increase in both the end of 1999 and in the beginning of 2000. However, as the U.S. markets began to deteriorate because of strong energy prices, a weak euro, weaker than expected corporate earnings and interest rate increases in the second quarter of 2000, the non-U.S. market followed.

The second half of the fiscal year ending October 31, 2000 was particularly volatile. The value sectors of the markets continued to offer some protection to investors relative to the continued sharp sell off in the growth sectors. We believe that global economic growth peaked over the summer as the result of central bank tightenings, higher energy costs and the NASDAQ. The U.S. economic slowdown has been more biting than the markets had anticipated, and we are concerned about the effect on corporate profit growth as a result.

In Japan, economic growth is anemic and the outlook of fiscal spending for next year is questionable, which has for some time provided a floor to the economy. During the second half of the fiscal year-ended October 31, 2000 we scaled back our position in Japan and are now neutral relative to our benchmark.

In Europe we are now neutrally weighted in the U.K. and overweight in Switzerland. We added to our positions in both markets as they offer good relative value and have high defensive sector weightings (financials and pharmaceuticals, low exposure to technology). In the U.K. we believe that short-term interest rates are near their peak and the weakening of the sterling relative to the euro should provide some relief to the manufacturing sector. In addition, euro intervention has been effective so far and tax reform has been positive, but the economic bite from 225 basis points of short-term interest rate increases since November 1999 could be harsher than expected.

In sum, we are wary about the global economic outlook and have raised some cash as we look for safe havens in the global market turmoil. We continue to underweight the Technology, Media and Telecom sectors - despite noticeably better valuations. The implication for a global economic slowdown is that we can no longer expect strong growth to sustain a healthy advance in earnings. Corporate earnings are leveraged to growth and the leverage works on the upside as well as the downside. To us, most global equity valuations still appear extended and reliant on enthusiastic forward earnings estimates.

                          International Small Cap Fund

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in equity securities issued by
                     foreign companies that have total market capitalization
                     or annual revenue of $1 billion or less.
Subadvisor:          Founders Asset Management LLC ("Founders")
Portfolio            Tracy P. Stouffer
Manager:
Inception Date:      March 4, 1996


                                    [GRAPH]

                   NAV           5.75% Sales Charge   MSCI World EX US Index
    Mar-96        10,000                9,425                 10,000
    Mar-96        10,224                9,636                 10,212
    Apr-96        10,552                9,945                 10,513
    May-96        10,760               10,141                 10,334
    Jun-96        10,776               10,156                 10,379
    Jul-96        10,368                9,772                 10,075
    Aug-96        10,440                9,840                 10,113
    Sep-96        10,536                9,930                 10,387
    Oct-96        10,744               10,126                 10,317
    Nov-96        10,928               10,300                 10,743
    Dec-96        11,040               10,405                 10,594
    Jan-97        11,144               10,503                 10,263
    Feb-97        11,352               10,699                 10,419
    Mar-97        11,312               10,662                 10,430
    Apr-97        11,016               10,383                 10,494
    May-97        11,520               10,858                 11,185
    Jun-97        11,680               11,008                 11,783
    Jul-97        11,632               10,963                 11,999
    Aug-97        11,176               10,533                 11,115
    Sep-97        11,608               10,941                 11,739
    Oct-97        11,088               10,450                 10,854
    Nov-97        11,152               10,511                 10,732
    Dec-97        11,000               10,368                 10,834
    Jan-98        11,256               10,609                 11,296
    Feb-98        11,832               11,152                 12,032
    Mar-98        12,560               11,838                 12,427
    Apr-98        12,896               12,154                 12,523
    May-98        13,376               12,607                 12,458
    Jun-98        13,376               12,607                 12,524
    Jul-98        13,368               12,599                 12,606
    Aug-98        11,344               10,692                 10,996
    Sep-98        10,664               10,051                 10,682
    Oct-98        11,128               10,488                 11,794
    Nov-98        11,608               10,941                 12,392
    Dec-98        12,120               11,423                 12,867
    Jan-99        12,536               11,815                 12,870
    Feb-99        11,920               11,235                 12,546
    Mar-99        12,488               11,770                 13,069
    Apr-99        13,040               12,290                 13,630
    May-99        12,576               11,853                 12,941
    Jun-99        13,104               12,351                 13,447
    Jul-99        13,592               12,810                 13,834
    Aug-99        13,720               12,931                 13,874
    Sep-99        14,320               13,497                 14,023
    Oct-99        15,064               14,198                 14,565
    Nov-99        19,496               18,375                 15,075
    Dec-99        23,567               22,212                 16,461
    Jan-00        24,863               23,433                 15,461
    Feb-00        32,035               30,193                 15,899
    Mar-00        27,125               25,565                 16,551
    Apr-00        22,117               20,846                 15,693
    May-00        20,087               18,932                 15,313
    Jun-00        21,373               20,144                 15,974
    Jul-00        20,542               19,360                 15,364
    Aug-00        21,963               20,700                 15,564
    Sep-00        20,638               19,452                 14,758
    Oct-00        18,579               17,511                 14,356


                               Performance Table

                                               Average Annual   Cumulative
                                                Total Return   Total Return
                                              ---------------- ------------
                                                1      Since      Since
Periods Ending October 31, 2000                Year  Inception  Inception
                                              ------ --------- ------------
MSCI World ex US Index/3/                     -1.44%   8.06%      43.56%
International Small Cap Fund Class A (NAV)    23.34%  14.21%      85.79%
International Small Cap Fund Class A (net of
 5.75% sales charge)                          16.24%  12.77%      75.11%
International Small Cap Fund Class B (NAV)    22.16%  13.34%      79.33%
International Small Cap Fund Class B (net of
 CDSC)/1/                                     17.16%  13.07%      77.33%
International Small Cap Fund Class C (NAV)    22.43%  13.42%      79.92%
International Small Cap Fund Class C (net of
 CDSC)/2/                                     21.43%  13.42%      79.92%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/All since-inception returns for indices begin on the month-end closest to the actual inception date of the fund.

                        Portfolio Manager's Commentary

For the fiscal year ended October 31, 2000, the International Small Cap Fund's Class A shares had an NAV total return of 23.34%, compared to the unmanaged MSCI World ex U.S. Index's decline of -1.44%.

Significant macroeconomic events during the period between November 1, 1999 and October 31, 2000--such as the highly scrutinized NASDAQ's erratic behavior and a hefty rise in oil prices--helped trigger a sharp swing from investor confidence to widespread uncertainty. Before this swing, the Fund benefited in late 1999 and early 2000 from exceptionally strong stock performance, most notably from growth companies representing the technology sector. Japanese and other Asian companies were particularly strong contributors. Part of the International Small Cap Fund's performance is due to the Fund's purchase of securities sold in initial public offerings (IPOs). There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on performance.

However, by mid-March the landscape had shifted. Investors began questioning the valuations of many technology companies, choosing to gravitate toward large companies with high liquidity rather than stay in the more volatile international small-cap arena. Furthermore, the euro's weakness resulted in declining rates of return when converting the euro assets in the Fund into U.S. dollars (the currency in which the Fund is priced), and the Japanese market lost ground even after it appeared to have reached bottom. The very types of companies that aided the Fund's performance prior to March--namely technology and Japanese firms--proved burdensome as the markets spiraled downward.

In response, the team has been reducing the Fund's positions in technology and pursuing more attractive opportunities elsewhere. For example, the world's voracious appetite for energy shows no signs of weakening at this juncture, and therefore the team has added to the Fund's positions in the oil services sector. Healthcare stocks are also showing strong long-term growth potential, due in large part to the aging of the world's population. Meanwhile, the team remains dedicated to its bottom-up approach, which it continues to apply during these volatile times.

                                     xxvii

                                 Balanced Fund

Investment           Seeks to provide current income and capital appreciation
Objective:           by investing in a combination of common stocks and fixed-
                     income securities, including preferred stocks,
                     convertible securities and bonds. The Fund normally
                     invests the majority of its total assets in U.S. and
                     foreign growth-oriented common stocks and approximately
                     25% of its total assets in investment grade debt
                     securities.
Subadvisor:          INVESCO Funds Group, Inc. ("INVESCO")
Portfolio            Charles Mayer, Jerry Paul, Peter Lovell
Managers:
Inception Date:      August 28, 1989/5/

                                    [GRAPH]

                        5.75% Sales     S&P 500    LB Aggregate     50%/50%
             NAV           Charge       Index      Bond Index    Composite Index
Oct-90     10,000           9,425       10,000        10,000        10,000
Nov-90     10,394           9,796       10,646        10,215        10,431
Dec-90     10,735          10,118       10,943        10,374        10,659
Jan-91     11,074          10,437       11,420        10,503        10,962
Feb-91     11,614          10,946       12,237        10,592        11,414
Mar-91     11,752          11,076       12,533        10,665        11,599
Apr-91     11,827          11,147       12,563        10,781        11,672
May-91     11,965          11,277       13,101        10,843        11,972
Jun-91     11,674          11,003       12,502        10,838        11,670
Jul-91     12,006          11,316       13,087        10,988        12,038
Aug-91     12,274          11,569       13,395        11,226        12,310
Sep-91     12,249          11,545       13,175        11,454        12,314
Oct-91     12,453          11,737       13,351        11,581        12,466
Nov-91     12,287          11,581       12,812        11,687        12,250
Dec-91     13,037          12,288       14,276        12,034        13,155
Jan-92     13,102          12,348       14,011        11,871        12,941
Feb-92     13,411          12,640       14,190        11,948        13,069
Mar-92     13,231          12,470       13,912        11,881        12,896
Apr-92     13,450          12,676       14,317        11,966        13,142
May-92     13,720          12,931       14,394        12,193        13,293
Jun-92     13,514          12,737       14,186        12,361        13,273
Jul-92     13,814          13,020       14,757        12,613        13,685
Aug-92     14,968          14,108       14,459        12,740        13,600
Sep-92     13,746          12,956       14,625        12,892        13,759
Oct-92     13,855          13,058       14,678        12,721        13,699
Nov-92     14,398          13,570       15,173        12,723        13,948
Dec-92     14,718          13,872       15,371        12,925        14,148
Jan-93     14,870          14,015       15,484        13,174        14,329
Feb-93     14,801          13,950       15,693        13,404        14,548
Mar-93     15,202          14,328       16,030        13,460        14,745
Apr-93     14,912          14,054       15,637        13,555        14,596
May-93     15,175          14,302       16,060        13,572        14,816
Jun-93     15,396          14,511       16,113        13,818        14,965
Jul-93     15,548          14,654       16,037        13,897        14,967
Aug-93     15,714          14,810       16,648        14,140        15,394
Sep-93     15,880          14,967       16,525        14,178        15,351
Oct-93     15,935          15,019       16,860        14,230        15,545
Nov-93     15,852          14,941       16,702        14,110        15,406
Dec-93     16,200          15,269       16,907        14,186        15,546
Jan-94     16,503          15,554       17,473        14,377        15,925
Feb-94     16,489          15,540       17,002        14,127        15,564
Mar-94     15,955          15,037       16,262        13,778        15,020
Apr-94     15,897          14,983       16,473        13,668        15,071
May-94     15,940          15,024       16,742        13,667        15,204
Jun-94     15,738          14,833       16,328        13,636        14,982
Jul-94     15,969          15,051       16,869        13,908        15,388
Aug-94     16,416          15,472       17,555        13,925        15,740
Sep-94     16,214          15,282       17,132        13,720        15,426
Oct-94     16,056          15,133       17,525        13,707        15,616
Nov-94     15,551          14,657       16,882        13,677        15,279
Dec-94     15,762          14,856       17,128        13,772        15,450
Jan-95     15,903          14,988       17,573        14,044        15,809
Feb-95     16,637          15,680       18,255        14,379        16,317
Mar-95     16,887          15,916       18,796        14,466        16,631
Apr-95     17,231          16,240       19,343        14,669        17,006
May-95     17,777          16,755       20,107        15,237        17,672
Jun-95     18,012          16,976       20,579        15,348        17,963
Jul-95     18,324          17,271       21,264        15,314        18,289
Aug-95     18,637          17,565       21,322        15,499        18,411
Sep-95     18,887          17,801       22,215        15,650        18,932
Oct-95     18,777          17,698       22,137        15,853        18,995
Nov-95     19,199          18,095       23,111        16,091        19,601
Dec-95     19,601          18,474       23,539        16,316        19,928
Jan-96     19,843          18,702       24,339        16,427        20,383
Feb-96     19,894          18,750       24,566        16,141        20,353
Mar-96     19,894          18,750       24,801        16,028        20,415
Apr-96     19,946          18,799       25,166        15,939        20,552
May-96     20,135          18,978       25,815        15,907        20,861
Jun-96     20,118          18,961       25,913        16,120        21,017
Jul-96     19,911          18,767       24,768        16,163        20,466
Aug-96     20,170          19,010       25,291        16,136        20,713
Sep-96     20,790          19,594       26,715        16,417        21,566
Oct-96     21,238          20,017       27,452        16,781        22,116
Nov-96     21,961          20,698       29,527        17,068        23,298
Dec-96     21,728          20,479       28,943        16,909        22,926
Jan-97     22,301          21,019       30,751        16,962        23,857
Feb-97     22,262          20,982       30,991        17,004        23,998
Mar-97     21,867          20,609       29,718        16,815        23,267
Apr-97     22,558          21,261       31,489        17,068        24,278
May-97     23,427          22,080       33,403        17,230        25,317
Jun-97     24,158          22,769       34,900        17,435        26,167
Jul-97     24,889          23,458       37,674        17,906        27,790
Aug-97     24,059          22,676       35,565        17,753        26,659
Sep-97     25,067          23,625       37,510        18,016        27,763
Oct-97     24,849          23,420       36,257        18,277        27,267
Nov-97     25,146          23,700       37,936        18,361        28,149
Dec-97     25,454          23,990       38,588        18,547        28,568
Jan-98     26,135          24,632       39,017        18,784        28,900
Feb-98     26,962          25,412       41,830        18,769        30,299
Mar-98     27,473          25,894       43,971        18,833        31,402
Apr-98     27,717          26,123       44,416        18,931        31,673
May-98     27,571          25,985       43,652        19,111        31,381
Jun-98     27,984          26,375       45,424        19,273        32,349
Jul-98     27,303          25,733       44,942        19,314        32,128
Aug-98     25,697          24,219       38,453        19,629        29,041
Sep-98     27,035          25,481       40,917        20,088        30,503
Oct-98     27,936          26,329       44,244        19,981        32,113
Nov-98     28,544          26,903       46,925        20,095        33,510
Dec-98     28,967          27,301       49,628        20,156        34,892
Jan-99     28,592          26,948       51,703        20,299        36,001
Feb-99     27,789          26,191       50,095        19,943        35,019
Mar-99     28,217          26,595       52,098        20,053        36,076
Apr-99     28,806          27,150       54,115        20,117        37,116
May-99     28,673          27,024       52,838        19,940        36,389
Jun-99     29,047          27,377       55,770        19,876        37,823
Jul-99     28,405          26,772       54,030        19,793        36,911
Aug-99     28,458          26,822       53,760        19,783        36,771
Sep-99     27,816          26,216       52,287        20,013        36,150
Oct-99     28,271          26,645       55,615        20,086        37,851
Nov-99     27,923          26,317       56,748        20,084        38,416
Dec-99     28,068          26,454       60,088        19,988        40,038
Jan-00     27,117          25,558       57,070        19,922        38,496
Feb-00     28,353          26,723       55,989        20,163        38,076
Mar-00     29,747          28,036       61,467        20,429        40,948
Apr-00     28,860          27,200       59,617        20,370        39,993
May-00     28,163          26,543       58,394        20,360        39,377
Jun-00     29,081          27,409       59,833        20,783        40,308
Jul-00     29,303          27,618       58,899        20,972        39,935
Aug-00     31,077          29,290       62,557        21,276        41,916
Sep-00     30,380          28,633       59,254        21,410        40,332
Oct-00     29,873          28,730       59,004        21,552        40,278


                               Performance Table

                                     Average Annual              Cumulative
                                      Total Return              Total Return
                             ------------------------------- ------------------
                               1      5      10     Since      10      Since
Periods Ending October 31,    Year  Years  Years  3/13/00/5/  Years  3/13/00/5/
2000                         ------ ------ ------ ---------- ------- ----------
S&P 500 Index/1/              6.09% 21.67% 19.44%   -4.00%   490.04%   -4.00%
Lehman Brothers Aggregate
 Bond Index/1/                7.30%  6.33%  7.98%    5.50%   115.52%    5.50%
50%/50% Composite/1/,/2/      6.41% 13.02% 12.36%    0.45%   302.78%    0.45%
Balanced Fund Class A (NAV)   5.67%  9.73%  11.56    2.06%   198.73%    2.06%
Balanced Fund Class A (net
 of 5.75% sales charge)      -0.41%  8.44%  11.12   -3.81%   187.30%   -3.81%
Balanced Fund Class B (NAV)   5.17%  9.07%  11.15    1.85%   187.99%    1.85%
Balanced Fund Class B (net
 of CDSC)/3/                  0.17%  8.78%  11.15   -3.15%   187.99%   -3.15%
Balanced Fund Class C (NAV)   4.86%  9.00% 11.12%    1.50%   186.95%    1.50%
Balanced Fund Class C (net
 of CDSC)/4/                  3.86%  9.00% 11.12%    0.50%   186.95%    0.50%
Balanced Fund Institutional
 Class I/6/                     N/A    N/A    N/A    1.07%     1.07%    1.07%

-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Bond Index.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /5/Current investment subadvisor assignment became effective 3/13/00. /6/Inception date is 7/10/2000.

                                    xxviii

                        Portfolio Managers' Commentary

Despite a high level of market volatility in the spring and fall, the Fund ended the period with a solid gain. The Balanced Fund Class A share performance for the year-ended October 31, 2000 was 5.67% as compared to the S&P 500 Index return of 6.09%. The Lehman Brothers Aggregate Bond Index returned 7.30% for the same time period. Both the bond and equity portions of the Fund contributed positively to returns.

Many high-growth sectors, particularly telecommunications and technology, pulled back sharply in recent months. Nevertheless, the drop was not sharp enough to erase the significant gains we had recorded in many of our holdings in these areas. Our investment in the satellite television provider GM Hughes, for example, was significantly higher for the year, as was our holding in the semiconductor maker Maxim. On the other hand, with the notable exception of the German firm SAP, most of our software holdings were lower for the period. Several of our leading health care holdings were also strong performers, with pharmaceutical stocks Warner-Lambert (Pfizer) and Forest Labs advancing.

Meanwhile, many of our investments in so-called "Old Economy" sectors moved higher. Our electric utility holdings flourished, as did many of our energy investments. Incumbent regional Bell telephone companies SBC Communications and Verizon Communications gained ground even as many long distance and wireless firms suffered. Our retailing holdings proved a disappointment, with even leading discounters such as Wal-Mart and Target moving lower in response to worries about a slowing economy. Our energy holdings were generally strong, with exploration and service firms benefiting most from signs that the sector was entering a long-term expansion cycle.

In the fixed-income market, a pattern of peaking and then declining long-term government interest rates was offset partially by increased credit spreads between Treasury and corporate debt. Within the Fund's bond allocation, we maintained a roughly one-third exposure to electric utilities bonds. The de-leveraging and associated credit improvement achieved by many of our electric utility holdings validated our large allocation to the sector.

Given the risk of additional market volatility, we believe investors will be well served by our broad industry diversification and our focus on high-quality companies. In this environment, we have reduced our total number of holdings to focus on those companies that earn our highest confidence. We believe this approach can help us provide consistent performance to our investors, in any kind of market.

For the fixed-income portion of the Fund, we remain focused on credit risk analysis, and our themes of electric utilities' deregulation and special situations. Issue-specific security selection and/or avoidance will drive performance throughout the remainder of the year.

                                Core Bond Fund

Investment           Seeks a high level of current income consistent with the
Objective:           maintenance of principal and liquidity. To achieve this
                     objective, AGIM invests at least 65% of the Fund's total
                     assets in medium to high quality fixed-income securities,
                     or in securities issued or guaranteed by the U.S.
                     Government, mortgage-backed, or asset-backed securities.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Robert Kase
Manager:
Inception Date:      May 1, 1991/5/


                                     [GRAPH]

                         4.75% Sales     LB Aggregate        50%/50% Composite
             NAV           Charge         Bond Index             Index
May-91     10,000           9,525           10,000               10,000
May-91     10,085           9,606           10,058               10,054
Jun-91     10,080           9,602           10,053               10,046
Jul-91     10,157           9,674           10,193               10,178
Aug-91     10,395           9,901           10,413               10,411
Sep-91     10,614          10,110           10,624               10,627
Oct-91     10,721          10,212           10,742               10,724
Nov-91     10,808          10,294           10,841               10,831
Dec-91     11,200          10,668           11,163               11,192
Jan-92     10,991          10,469           11,011               11,035
Feb-92     11,085          10,558           11,083               11,110
Mar-92     11,018          10,495           11,021               11,053
Apr-92     11,065          10,540           11,100               11,116
May-92     11,320          10,782           11,310               11,343
Jun-92     11,511          10,964           11,466               11,513
Jul-92     11,791          11,231           11,700               11,811
Aug-92     11,915          11,349           11,818               11,912
Sep-92     12,085          11,511           11,959               12,069
Oct-92     11,901          11,335           11,800               11,874
Nov-92     11,930          11,363           11,802               11,874
Dec-92     12,127          11,551           11,990               12,083
Jan-93     12,382          11,794           12,220               12,353
Feb-93     12,604          12,006           12,434               12,619
Mar-93     12,676          12,074           12,486               12,662
Apr-93     12,757          12,151           12,573               12,759
May-93     12,769          12,162           12,590               12,760
Jun-93     13,016          12,397           12,817               13,057
Jul-93     13,051          12,431           12,891               13,144
Aug-93     13,312          12,680           13,116               13,454
Sep-93     13,372          12,737           13,152               13,496
Oct-93     13,408          12,771           13,200               13,555
Nov-93     13,192          12,565           13,088               13,397
Dec-93     13,254          12,624           13,159               13,463
Jan-94     13,437          12,799           13,336               13,686
Feb-94     13,081          12,459           13,104               13,380
Mar-94     12,654          12,053           12,781               13,023
Apr-94     12,524          11,929           12,678               12,909
May-94     12,517          11,923           12,677               12,876
Jun-94     12,474          11,881           12,649               12,845
Jul-94     12,706          12,103           12,901               13,126
Aug-94     12,712          12,109           12,916               13,135
Sep-94     12,503          11,909           12,726               12,920
Oct-94     12,459          11,867           12,715               12,900
Nov-94     12,428          11,838           12,687               12,878
Dec-94     12,534          11,939           12,775               12,971
Jan-95     12,749          12,143           13,028               13,230
Feb-95     13,056          12,436           13,338               13,563
Mar-95     13,130          12,506           13,419               13,662
Apr-95     13,322          12,689           13,607               13,867
May-95     13,841          13,184           14,133               14,474
Jun-95     13,929          13,267           14,237               14,595
Jul-95     13,883          13,224           14,205               14,536
Aug-95     14,039          13,372           14,377               14,739
Sep-95     14,182          13,509           14,517               14,897
Oct-95     14,422          13,736           14,705               15,106
Nov-95     14,648          13,952           14,926               15,369
Dec-95     14,869          14,163           15,135               15,606
Jan-96     14,933          14,223           15,235               15,704
Feb-96     14,636          13,940           14,970               15,356
Mar-96     14,504          13,815           14,865               15,227
Apr-96     14,373          13,690           14,782               15,115
May-96     14,325          13,644           14,752               15,088
Jun-96     14,503          13,814           14,950               15,297
Jul-96     14,526          13,836           14,990               15,330
Aug-96     14,506          13,817           14,965               15,290
Sep-96     14,774          14,072           15,225               15,580
Oct-96     15,073          14,357           15,563               15,965
Nov-96     15,359          14,629           15,829               16,276
Dec-96     15,192          14,470           15,682               16,079
Jan-97     15,215          14,492           15,731               16,099
Feb-97     15,268          14,543           15,770               16,145
Mar-97     15,054          14,339           15,595               15,932
Apr-97     15,303          14,576           15,829               16,168
May-97     15,432          14,699           15,979               16,330
Jun-97     15,638          14,895           16,169               16,538
Jul-97     16,135          15,368           16,606               17,078
Aug-97     15,929          15,173           16,465               16,865
Sep-97     16,185          15,416           16,708               17,140
Oct-97     16,364          15,587           16,951               17,396
Nov-97     16,436          15,655           17,029               17,489
Dec-97     16,602          15,813           17,201               17,674
Jan-98     16,878          16,077           17,421               17,910
Feb-98     16,872          16,071           17,407               17,884
Mar-98     16,913          16,110           17,466               17,943
Apr-98     16,971          16,165           17,557               18,040
May-98     17,157          16,342           17,724               18,230
Jun-98     17,280          16,459           17,874               18,400
Jul-98     17,289          16,468           17,912               18,404
Aug-98     17,332          16,509           18,204               18,681
Sep-98     17,801          16,955           18,630               19,236
Oct-98     17,613          16,776           18,531               19,053
Nov-98     17,838          16,991           18,637               19,238
Dec-98     17,865          17,016           18,693               19,287
Jan-99     17,975          17,122           18,825               19,440
Feb-99     17,548          16,714           18,496               18,978
Mar-99     17,693          16,853           18,598               19,083
Apr-99     17,755          16,911           18,657               19,133
May-99     17,526          16,693           18,493               18,919
Jun-99     17,433          16,605           18,434               18,850
Jul-99     17,357          16,532           18,356               18,783
Aug-99     17,280          16,459           18,347               18,760
Sep-99     17,413          16,586           18,560               18,939
Oct-99     17,446          16,617           18,629               18,999
Nov-99     17,452          16,623           18,627               18,996
Dec-99     17,409          16,582           18,537               18,885
Jan-00     17,384          16,558           18,476               18,863
Feb-00     17,575          16,740           18,700               19,084
Mar-00     17,785          16,940           18,947               19,331
Apr-00     17,559          16,725           18,892               19,217
May-00     17,460          16,631           18,882               19,187
Jun-00     17,821          16,975           19,275               19,600
Jul-00     17,906          17,056           19,450               19,814
Aug-00     18,104          17,244           19,732               20,084
Sep-00     18,260          17,393           19,857               20,167
Oct-00     18,205          17,340           19,988               20,265


                               Performance Table

                                                                 Cumulative
                             Average Annual Total Return        Total Return
                          --------------------------------- --------------------
                            1      5     Since     Since      Since     Since
Periods Ending October     Year  Years Inception 3/13/00/5/ Inception 3/13/00/5/
31, 2000                  ------ ----- --------- ---------- --------- ----------
Lehman Brothers
 Aggregate Bond Index/1/   7.30% 6.33%   7.55%      5.80%     99.88%     5.80%
50%/50% Composite/1/,/2/   6.67% 6.05%   7.71%      5.45%    102.65%     5.45%
Core Bond Fund Class A
 (NAV)                     4.35% 4.74%   6.50%      3.33%     82.05%     3.33%
Core Bond Fund Class A
 (net of 4.75% sales
 charge)                  -0.61% 3.73%   5.96%     -1.58%     73.40%    -1.58%
Core Bond Fund Class B
 (NAV)                     3.70% 4.15%   5.07%      2.92%     38.54%     2.92%
Core Bond Fund Class B
 (net of CDSC)/3/         -1.30% 3.81%   5.07%     -2.08%     38.54%    -2.08%
Core Bond Fund Class C
 (NAV)                     3.70% 4.15%   5.07%      2.92%     38.54%     2.92%
Core Bond Fund Class C
 (net of CDSC)/4/          2.70% 4.15%   5.07%      1.92%     38.54%     1.92%
Core Bond Fund
 Institutional Class
 I/6/                        N/A   N/A   1.85%      1.85%      1.85%     1.85%
Core Bond Fund
 Institutional Class
 II/6/                       N/A   N/A   1.81%      1.81%      1.81%     1.81%

-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of of the Lehman Brothers Corporate Bond
   Index and 50% of the return of the Lehman Brothers Government Bond Index. /3/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /5/Current investment subadvisor assignment became effective 3/13/00. /6/Inception date is 7/10/2000.

                        Portfolio Manager's Commentary

The Core Bond Fund Class A share performance for the year-ended October 31, 2000 was 4.35% as compared to the Lehman Brothers Aggregate Bond Index return of 7.30%.

The Fund's performance is the result of a few key factors. One of these factors was our overweight in corporate bonds versus the Lehman Brothers Aggregate Index. Investors abandoned the corporate bond market because of the volatility in the equity markets and a fear that corporations have become too leveraged. Therefore, U.S. Government bonds performed well over the past year because of the turmoil in the equity and the corporate bond markets. These events have increased participation in the Government securities market because of its reputation as a safe harbor from outside events. This caused Government bonds to be the best performing sector in the market over this time period. Another factor that had a positive effect on the Fund was our concentration of bonds in the intermediate maturities. The intermediate maturities have performed well over this period - especially since the Federal Reserve stopped raising rates in the spring of 2000.

On the economic front, it seems as if the economy is slowing enough to keep the Federal Reserve on hold for a while. The Fed has been on hold since the spring of 2000 but has kept a tightening bias. The only real negative during the quarter was the continued strength in the Oil markets. OPEC has increased production three times and the U.S. has arranged a swap of 30 million barrels out of the strategic reserve to try to lower oil prices. The current thinking in the market place is that higher oil prices act like an "economic tax" taking money away from consumer spending which accounts for 2/3 of economic growth thereby cutting economic growth. The problem is no one knows how much growth will be affected. Another problem is that in the short run it may be a "economic tax" but in the long run if prices stay high, businesses will not be able to continue to absorb the higher cost and must either charge higher prices or cut somewhere else. Another event that may affect the economy is the stock market. Over the past few years consumer spending, which accounts for approximately 2/3 of GDP, has tended to move with changes in the stock market. Therefore with the weak stock market over the past year consumer spending should slow. Either way the economy will most likely slow in the 4th quarter 2000, and quite possibly stay that way into the first part of 2001.

Therefore, since a slower economy tends to be good for bonds, with the Federal Reserve on hold and Government agency and mortgage-backed securities still extremely attractive going forward we see value in continuing to have an overweight in these products with a concentration of the funds holdings in intermediate maturities.

                             High Yield Bond Fund

Investment           Seeks the highest possible total return consistent with
Objective:           conservation of capital through investment in a
                     diversified portfolio of high yielding, high-risk fixed-
                     income securities. To achieve this objective, AGIM
                     invests at least 65% of the Fund's total assets in below
                     investment-grade U.S. and foreign junk bonds. These high
                     yielding, high-risk fixed-income securities are rated
                     below Baa3 by Moody's and BBB- by S&P or comparable
                     investment quality at the time of purchase.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Gordon Massie
Manager:
Inception Date:      November 2, 1998/5/


                                    [GRAPH]

                         NAV        4.75% Sales Charge   High Yield Market Index
         Nov-98        10,000             9,525                 10,000
         Nov-98        10,149             9,667                 10,502
         Dec-98        10,106             9,626                 10,494
         Jan-99        10,262             9,775                 10,652
         Feb-99        10,305             9,815                 10,562
         Mar-99        10,499            10,000                 10,651
         Apr-99        10,793            10,280                 10,874
         May-99        10,544            10,044                 10,703
         Jun-99        10,518            10,019                 10,680
         Jul-99        10,566            10,064                 10,703
         Aug-99        10,424             9,929                 10,575
         Sep-99        10,359             9,867                 10,495
         Oct-99        10,228             9,742                 10,424
         Nov-99        10,404             9,909                 10,587
         Dec-99        10,515            10,016                 10,676
         Jan-00        10,418             9,923                 10,588
         Feb-00        10,420             9,925                 10,613
         Mar-00        10,195             9,710                 10,397
         Apr-00        10,274             9,786                 10,439
         May-00        10,211             9,726                 10,293
         Jun-00        10,394             9,901                 10,524
         Jul-00        10,442             9,946                 10,639
         Aug-00        10,645            10,140                 10,718
         Sep-00        10,546            10,045                 10,603
         Oct-00        10,232             9,746                 10,289

                               Performance Table

                                                   Average Annual   Cumulative
                                                    Total Return   Total Return
                                                  ---------------- ------------
                                                    1      Since      Since
Periods Ending October 31, 2000/5/                 Year  Inception  Inception
                                                  ------ --------- ------------
Salomon Smith Barney High Yield Market Index/1/   -1.29%   1.44%       2.89%
High Yield Bond Fund Class A (NAV)                 0.04%   1.15%       2.32%
High Yield Bond Fund Class A (net of 4.75% sales
 charge)                                          -4.71%  -1.28%      -2.54%
High Yield Bond Fund Class B (NAV)                -0.83%   0.34%       0.69%
High Yield Bond Fund Class B (net of CDSC)/2/     -5.79%  -2.18%      -4.31%
High Yield Bond Fund Class C (NAV)/4/                N/A  -3.29%      -3.29%
High Yield Bond Fund Class C (net of
 CDSC)/3/,/4/                                        N/A  -4.26%      -4.26%
High Yield Bond Fund Institutional Class I         0.04%   1.23%       2.48%
High Yield Bond Fund Institutional Class II        0.30%   1.51%       3.04%

-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 8/21/2000.
/5/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                                     xxxii

                        Portfolio Manager's Commentary

The High Yield Bond Fund performance for the year ended October 31, 2000 was 0.04%, as compared to the Salomon Smith Barney High Yield Market Index return of -1.29%. This resulted in an outperformance of 1.33% versus the index.

Returns for November and December 1999 were strong and the average yield on the high yield index declined from low 12% to mid 11%. Increasing corporate earnings primarily fueled this declination. However, in January, 2000, forecasted and actual high yield default rates along with mutual fund outflows began to increase which put pressure on high yield prices. For the ten months ended October 31, 2000, the mutual fund outflows were approximately $3.5 billion compared to an average inflow of over $10 billion per year for the previous four years. During this ten-month period, the average price for the high yield index decreased from 83 to 79 and the average yield on the index increased from mid 11% to mid 13%.

The Fund outperformed the high yield index due to positive contributions from the Energy, Gaming, Healthcare (ex-skilled nursing facilities), Homebuilding, Textile, Telco - Wireless/Wireline and Automobile industries. This was partially offset by negative contributions from the European Cable, European Telco, Cinema, Chemicals and Metals industries.

Currently, the high yield market faces several challenges from higher than normal default rates, market illiquidity, continued mutual fund outflows and restricted access to the capital markets. We believe returns in the overall high yield market will depend on several key macro trends including worldwide GDP growth, bank lending standards and high yield market inflows/outflows.

We believe there are opportunities to outperform the high yield market with superior credit and industry selection. We are currently focused on companies and industries with improving credit fundamentals, strong asset values and no need to access the capital markets in the near term.

                                    xxxiii

                              Municipal Bond Fund

Investment           Seeks to provide a high level of current income that is
Objective:           exempt from regular federal income taxes, consistent with
                     the preservation of capital, by investing primarily in a
                     portfolio of municipal obligations. The Fund will invest
                     at least 80% of total assets in investment grade,
                     municipal fixed-income securities. Investment grade
                     securities are those rated at least Baa3 by Moody's or
                     BBB- by S&P or Fitch, or of comparable quality at the
                     time of purchase.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Robert Kase
Manager:
Inception Date:      July 6, 1993/3/


                                    [GRAPH]

                         NAV       4.75% Sales Charge   LB Municipal Bond Index
         Jul-93        10,000            9,525                   10,000
         Jul-93        10,020            9,544                   10,013
         Aug-93        10,261            9,774                   10,221
         Sep-93        10,373            9,881                   10,338
         Oct-93        10,417            9,922                   10,357
         Nov-93        10,300            9,811                   10,266
         Dec-93        10,457            9,960                   10,483
         Jan-94        10,616           10,112                   10,602
         Feb-94        10,302            9,813                   10,328
         Mar-94         9,665            9,206                    9,907
         Apr-94         9,742            9,280                    9,992
         May-94         9,839            9,372                   10,079
         Jun-94         9,756            9,293                   10,020
         Jul-94         9,944            9,472                   10,204
         Aug-94         9,943            9,471                   10,239
         Sep-94         9,709            9,248                   10,089
         Oct-94         9,454            9,005                    9,909
         Nov-94         9,158            8,723                    9,730
         Dec-94         9,494            9,043                    9,944
         Jan-95         9,766            9,302                   10,228
         Feb-95        10,106            9,626                   10,526
         Mar-95        10,195            9,711                   10,647
         Apr-95        10,209            9,724                   10,660
         May-95        10,587           10,085                   11,000
         Jun-95        10,435            9,939                   10,904
         Jul-95        10,514           10,015                   11,008
         Aug-95        10,649           10,143                   11,147
         Sep-95        10,717           10,208                   11,218
         Oct-95        10,897           10,380                   11,380
         Nov-95        11,147           10,618                   11,569
         Dec-95        11,273           10,737                   11,680
         Jan-96        11,307           10,770                   11,769
         Feb-96        11,227           10,694                   11,689
         Mar-96        11,055           10,530                   11,539
         Apr-96        10,998           10,475                   11,507
         May-96        11,009           10,486                   11,503
         Jun-96        11,149           10,619                   11,628
         Jul-96        11,242           10,708                   11,734
         Aug-96        11,254           10,719                   11,731
         Sep-96        11,443           10,899                   11,896
         Oct-96        11,585           11,035                   12,030
         Nov-96        11,787           11,227                   12,250
         Dec-96        11,739           11,182                   12,199
         Jan-97        11,727           11,170                   12,222
         Feb-97        11,837           11,274                   12,334
         Mar-97        11,727           11,170                   12,170
         Apr-97        11,837           11,274                   12,273
         May-97        11,995           11,425                   12,457
         Jun-97        12,130           11,554                   12,590
         Jul-97        12,486           11,893                   12,939
         Aug-97        12,375           11,787                   12,817
         Sep-97        12,511           11,917                   12,970
         Oct-97        12,610           12,011                   13,053
         Nov-97        12,672           12,070                   13,130
         Dec-97        12,872           12,260                   13,321
         Jan-98        13,009           12,391                   13,458
         Feb-98        12,996           12,379                   13,462
         Mar-98        13,020           12,401                   13,475
         Apr-98        12,955           12,340                   13,414
         May-98        13,146           12,521                   13,626
         Jun-98        13,197           12,570                   13,679
         Jul-98        13,118           12,495                   13,713
         Aug-98        13,324           12,691                   13,926
         Sep-98        13,427           12,789                   14,100
         Oct-98        13,372           12,737                   14,100
         Nov-98        13,335           12,701                   14,149
         Dec-98        13,382           12,747                   14,185
         Jan-99        13,523           12,881                   14,353
         Feb-99        13,454           12,815                   14,290
         Mar-99        13,437           12,798                   14,310
         Apr-99        13,486           12,846                   14,346
         May-99        13,389           12,753                   14,263
         Jun-99        13,225           12,597                   14,057
         Jul-99        13,249           12,619                   14,108
         Aug-99        13,137           12,513                   13,995
         Sep-99        13,122           12,498                   14,001
         Oct-99        12,970           12,354                   13,850
         Nov-99        13,036           12,417                   13,997
         Dec-99        12,938           12,324                   13,893
         Jan-00        12,825           12,216                   13,832
         Feb-00        13,018           12,399                   13,993
         Mar-00        13,254           12,625                   14,299
         Apr-00        13,195           12,568                   14,215
         May-00        13,136           12,512                   14,141
         Jun-00        13,458           12,819                   14,516
         Jul-00        13,624           12,977                   14,717
         Aug-00        13,804           13,148                   14,944
         Sep-00        13,728           13,076                   14,866
         Oct-00        13,852           13,194                   15,028


                               Performance Table

                                                                   Cumulative
                               Average Annual Total Return        Total Return
                             -------------------------------- --------------------
                               1     5     Since     Since      Since     Since
Periods Ending October 31,   Year  Years Inception 3/13/00/3/ Inception 3/13/00/3/
2000                         ----- ----- --------- ---------- --------- ----------
Lehman Brothers Municipal
Bond Index/4/                8.51% 5.72%   5.72%     5.10%     50.28%     5.10%
Municipal Bond Fund Class A
(NAV)                        6.80% 4.91%   4.55%     5.79%     38.52%     5.79%
Municipal Bond Fund Class A
(net of 4.75% sales charge)  1.73% 3.90%   3.86%     0.76%     31.94%     0.76%
Municipal Bond Fund Class B
(NAV)                        5.92% 4.05%   4.75%     5.23%     35.79%     5.23%
Municipal Bond Fund Class B
(net of CDSC)/1/             0.92% 3.70%   4.75%     0.23%     35.79%     0.23%
Municipal Bond Fund Class C
(NAV)                        5.91% 4.04%   4.75%     5.22%     35.76%     5.22%
Municipal Bond Fund Class C
(net of CDSC)/2/             4.91% 4.04%   4.75%     4.22%     35.76%     4.22%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Current investment subadvisor assignment became effective 3/13/00.
/4/All since-inception returns for indices begin on the month-end closest to the actual inception date of the fund.

                                     xxxiv

                        Portfolio Manager's Commentary

The North American Municipal Bond Fund rose 6.80%, net of expenses, for the year-ended October 31, 2000 as compared to the 8.51% return posted by the Lehman Brothers Municipal Bond Index.

As of October 31, 2000, the Fund had an average maturity of 14.7 years. Additionally, the top five industry sectors of the Fund were General Obligation, Housing, Industrial Development, Hospital, and Transportation. The top five states of the Fund were New York, Texas, Pennsylvania, Illinois, and Colorado.

During the year-ended October 31, 2000, 10-year AAA-rated municipal bond yields fell by 34 basis points. Yields fell year over year due to supply/demand dynamics in the municipal market. Year over year, new issue supply declined by approximately 20% while demand for municipals among individuals, mutual funds, Property and Casualty insurance companies, and other buyers of municipal bonds remained strong overall. In addition, the slope of the municipal curve flattened by 82 basis points. In contrast, the 10-year Treasury note fell by 27 basis points. The municipal market benefited from limited new issue supply and increased demand from individual investors buying municipal bonds.

Toward the end of the 2nd half of the year, the Fund's average maturity was lengthened slightly to take advantage of favorable demand/supply picture in the municipal bond market. The Fund continues to explore for opportunities to enhance yield among investment grade municipal bonds.

                             Strategic Income Fund

Investment           Seeks a high level of total return consistent with
Objective:           preservation of capital. To achieve this objective, AGIM
                     invests at least 65% of the Fund's total assets in a
                     broad range of fixed-income securities. Those securities
                     include investment grade bonds, U.S. Government and
                     agency obligations, mortgage-backed securities, and U.S.,
                     Canadian, and foreign high-risk, high-yield bonds
                     (commonly known as "junk bonds").
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Steve Guterman
Manager:
Inception Date:      November 1, 1993/3/


                                    [GRAPH]

                      NAV           4.75% Sales Charge   LB Municipal Bond Index
    1-Nov-93        10,000                9,525                    10,000
   30-Nov-93        10,019                9,543                     9,915
   31-Dec-93        10,122                9,641                     9,969
   31-Jan-94        10,283                9,795                    10,103
   28-Feb-94        10,001                9,526                     9,927
   31-Mar-94         9,539                9,086                     9,682
   30-Apr-94         9,444                8,996                     9,605
   31-May-94         9,567                9,113                     9,604
   30-Jun-94         9,522                9,070                     9,583
   31-Jul-94         9,564                9,110                     9,773
   31-Aug-94         9,615                9,158                     9,785
   30-Sep-94         9,638                9,180                     9,641
   31-Oct-94         9,621                9,164                     9,632
   30-Nov-94         9,561                9,107                     9,611
   31-Dec-94         9,435                8,986                     9,678
   31-Jan-95         9,448                8,999                     9,869
   28-Feb-95         9,543                9,090                    10,104
   31-Mar-95         9,592                9,137                    10,166
   30-Apr-95         9,899                9,429                    10,308
   30-May-95        10,244                9,758                    10,707
   30-Jun-95        10,381                9,888                    10,785
   31-Jul-95        10,428                9,933                    10,761
   31-Aug-95        10,463                9,966                    10,892
   30-Sep-95        10,642               10,137                    10,997
   31-Oct-95        10,720               10,211                    11,140
   30-Nov-95        10,906               10,388                    11,307
   31-Dec-95        11,187               10,655                    11,466
   31-Jan-96        11,685               11,130                    11,541
   29-Feb-96        11,497               10,951                    11,341
   31-Mar-96        11,502               10,956                    11,261
   30-Apr-96        11,645               11,092                    11,198
   31-May-96        11,737               11,180                    11,176
   30-Jun-96        11,868               11,304                    11,325
   31-Jul-96        11,924               11,358                    11,356
   31-Aug-96        12,108               11,532                    11,337
   30-Sep-96        12,494               11,901                    11,534
   31-Oct-96        12,580               11,982                    11,790
   30-Nov-96        12,812               12,204                    11,992
   31-Dec-96        12,845               12,235                    11,880
   31-Jan-97        13,005               12,387                    11,917
   28-Feb-97        13,153               12,528                    11,947
   31-Mar-97        12,926               12,312                    11,814
   30-Apr-97        13,072               12,451                    11,991
   31-May-97        13,356               12,722                    12,105
   30-Jun-97        13,518               12,876                    12,249
   31-Jul-97        13,886               13,227                    12,580
   31-Aug-97        13,835               13,178                    12,473
   30-Sep-97        14,112               13,441                    12,658
   31-Oct-97        13,910               13,249                    12,841
   30-Nov-97        14,090               13,421                    12,900
   31-Dec-97        14,226               13,550                    13,031
   30-Jan-98        14,383               13,700                    13,197
   27-Feb-98        14,498               13,809                    13,187
   31-Mar-98        14,567               13,875                    13,232
   30-Apr-98        14,602               13,909                    13,300
   31-May-98        14,595               13,902                    13,427
   30-Jun-98        14,561               13,869                    13,541
   31-Jul-98        14,615               13,921                    13,569
   31-Aug-98        13,617               12,970                    13,791
   30-Sep-98        14,025               13,358                    14,113
   31-Oct-98        13,941               13,279                    14,038
   30-Nov-98        14,304               13,625                    14,118
   31-Dec-98        14,329               13,648                    14,161
   31-Jan-99        14,274               13,596                    14,261
   28-Feb-99        14,188               13,514                    14,012
   31-Mar-99        14,405               13,720                    14,089
   30-Apr-99        14,678               13,980                    14,134
   31-May-99        14,356               13,674                    14,010
   30-Jun-99        14,310               13,630                    13,965
   31-Jul-99        14,232               13,556                    13,906
   31-Aug-99        14,071               13,403                    13,899
   30-Sep-99        14,210               13,535                    14,060
   31-Oct-99        14,234               13,558                    14,112
   30-Nov-99        14,408               13,724                    14,111
   31-Dec-99        14,524               13,834                    14,043
   31-Jan-00        14,513               13,824                    13,997
   29-Feb-00        14,623               13,928                    14,166
   31-Mar-00        14,716               14,017                    14,353
   28-Apr-00        14,508               13,819                    14,312
   31-May-00        14,405               13,721                    14,304
   30-Jun-00        14,747               14,047                    14,602
   31-Jul-00        14,956               14,246                    14,735
   31-Aug-00        15,222               14,499                    14,949
   29-Sep-00        15,149               14,430                    15,043
   31-Oct-00        14,817               14,113                    15,142


                               Performance Table

                                                                    Cumulative
                                Average Annual Total Return        Total Return
                             --------------------------------- --------------------
                               1      5     Since     Since      Since     Since
Periods Ending October 31,    Year  Years Inception 3/13/00/3/ Inception 3/13/00/3/
2000                         ------ ----- --------- ---------- --------- ----------
Lehman Brothers Aggregate
 Bond Index/5/                7.30% 6.33%   6.10%      5.50%    51.42%      5.50%
Strategic Income Fund Class
 A (NAV)                      4.09% 6.69%   5.78%      0.19%    48.17%      0.19%
Strategic Income Fund Class
A
(net of 4.75% sales charge)  -0.85% 5.65%   5.04%     -4.57%    41.13%     -4.57%
Strategic Income Fund Class
 B (NAV)                      3.33% 6.00%   6.22%     -0.31%    48.86%     -0.31%
Strategic Income Fund Class
 B (net of CDSC)/1/          -1.67% 5.69%   6.22%     -5.30%    48.86%     -5.30%
Strategic Income Fund Class
 C (NAV)                      3.32% 6.00%   6.22%     -0.32%    48.82%     -0.32%
Strategic Income Fund Class
 C (net of CDSC)/2/           2.32% 6.00%   6.22%     -1.32%    48.82%     -1.32%
Strategic Income Fund
 Institutional Class I/4/       N/A   N/A  -0.10%     -0.10%    -0.10%     -0.10%

-----------------------------------------------
/1/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /3/Current investment subadvisor assignment became effective 3/13/00. /4/Inception date is 7/10/2000.
/5/All since-inception returns for indices begin on the month-end closest to the actual inception date of the fund.

                                     xxxvi

                        Portfolio Manager's Commentary

The Strategic Income Fund Class A share performance for the year-ended October 31, 2000 was 4.09% as compared to the Lehman Brothers Aggregate Bond Index return of 7.30%.

Over the last 12 months, the global fixed income markets have been impacted by a large number of world events. The factors impacting the market are very dynamic and have changed substantially from one year ago.

The year started with the market reacting to the Federal Reserve raising the Federal Funds Rate in their continued attempt to slow the U.S. economic growth to sustainable levels. The Fed has clearly succeeded and concern today has shifted to worrying if the Fed has overshot the goal. We believe it has, and we also think there now may be a need for the Fed to ease during the year 2001.

The U.S. was benefiting from some of the lowest oil prices in decades only a year ago. Today oil is trading at $30-$35 a barrel, double to triple the levels of those low prices. This has reduced discretionary spending and added to observed and anticipated inflation levels. With U.S. economic growth slowing, however, oil prices should at worst stabilize if not go down. We believe the worst of the oil induced inflationary impact should now be behind us.

Despite a very large trade deficit, the U.S. dollar has strengthened over the year. The offset to the trade deficit was the large amount of investment by foreign entities and individuals in the U.S. Over the short run, the trade deficit will not change dramatically. However, the recent volatility and negative equity returns should dampen the investment flow, weakening the dollar especially relative to the Euro. This will benefit the Fund's small non-dollar exposure.

Emerging market countries economic conditions have continued to improve over the year, providing the backdrop for very strong performance, over 18% return from the emerging market debt (EMD) component. This will be the second year in a row that EMD is the best performing fixed-income asset class. The Fund reduced exposure from 25% to slightly below 20% in EMD in order to lock in some of these gains.

And finally, the weakness we have seen in the corporate bond markets, investment grade and high yield was driven by a widening in the credit yield spreads and increased levels of defaults. Relative to treasuries, the additional yield investors receive for purchasing corporate bonds provides more compensation than any time in the last 10 years. So while we think defaults will continue in 2001 at similar levels to 2000, we are maintaining the 40% allocation to high yield due to the ample compensation, over 700 basis points, which the market provides.

                                    xxxvii

                        U.S. Government Securities Fund

Investment           Seeks a high level of current income consistent with the
Objective:           preservation of capital and maintenance of liquidity by
                     investing in securities issued or guaranteed by the U.S.
                     Government, its agencies, or instrumentalities.
                     American General Investment Management, L.P. ("AGIM")
Subadvisor:
Portfolio
Managers:            Robert Kase
                     August 28, 1989/4/

Inception Date:

                                    [GRAPH]

                      NAV           4.75% Sales Charge   LB Municipal Bond Index
       Oct-90        10,000                9,525                  10,000
       Nov-90        10,203                9,719                  10,149
       Dec-90        10,355                9,864                  10,293
       Jan-91        10,487                9,989                  10,397
       Feb-91        10,554               10,053                  10,452
       Mar-91        10,612               10,108                  10,509
       Apr-91        10,724               10,215                  10,617
       May-91        10,788               10,276                  10,678
       Jun-91        10,786               10,273                  10,689
       Jul-91        10,951               10,431                  10,804
       Aug-91        11,118               10,589                  11,006
       Sep-91        11,285               10,749                  11,193
       Oct-91        11,386               10,845                  11,320
       Nov-91        11,487               10,941                  11,453
       Dec-91        11,739               11,182                  11,732
       Jan-92        11,602               11,051                  11,614
       Feb-92        11,676               11,121                  11,658
       Mar-92        11,584               11,034                  11,611
       Apr-92        11,726               11,169                  11,717
       May-92        11,904               11,339                  11,884
       Jun-92        12,084               11,510                  12,056
       Jul-92        12,301               11,716                  12,280
       Aug-92        12,419               11,829                  12,421
       Sep-92        12,587               11,989                  12,593
       Oct-92        12,428               11,838                  12,438
       Nov-92        12,367               11,780                  12,383
       Dec-92        12,517               11,923                  12,546
       Jan-93        12,739               12,134                  12,781
       Feb-93        12,899               12,286                  12,972
       Mar-93        13,009               12,391                  13,021
       Apr-93        13,087               12,465                  13,124
       May-93        13,039               12,419                  13,085
       Jun-93        13,233               12,605                  13,273
       Jul-93        13,274               12,644                  13,300
       Aug-93        13,445               12,806                  13,503
       Sep-93        13,486               12,845                  13,561
       Oct-93        13,502               12,860                  13,585
       Nov-93        13,426               12,788                  13,520
       Dec-93        13,474               12,834                  13,573
       Jan-94        13,597               12,951                  13,708
       Feb-94        13,411               12,774                  13,513
       Mar-94        13,252               12,622                  13,324
       Apr-94        13,254               12,625                  13,233
       May-94        13,243               12,614                  13,247
       Jun-94        13,219               12,591                  13,256
       Jul-94        13,373               12,737                  13,421
       Aug-94        13,417               12,779                  13,463
       Sep-94        13,253               12,624                  13,355
       Oct-94        13,214               12,587                  13,358
       Nov-94        13,181               12,555                  13,291
       Dec-94        13,259               12,630                  13,341
       Jan-95        13,480               12,840                  13,563
       Feb-95        13,759               13,106                  13,822
       Mar-95        13,839               13,182                  13,898
       Apr-95        13,992               13,327                  14,057
       May-95        14,508               13,819                  14,459
       Jun-95        14,589               13,896                  14,554
       Jul-95        14,539               13,849                  14,563
       Aug-95        14,681               13,984                  14,683
       Sep-95        14,779               14,077                  14,782
       Oct-95        14,951               14,241                  14,947
       Nov-95        15,125               14,407                  15,134
       Dec-95        15,285               14,559                  15,288
       Jan-96        15,385               14,654                  15,419
       Feb-96        15,150               14,431                  15,246
       Mar-96        15,037               14,323                  15,173
       Apr-96        14,985               14,273                  15,125
       May-96        14,919               14,211                  15,117
       Jun-96        15,088               14,371                  15,265
       Jul-96        15,116               14,398                  15,312
       Aug-96        15,128               14,410                  15,328
       Sep-96        15,362               14,633                  15,523
       Oct-96        15,645               14,902                  15,776
       Nov-96        15,865               15,112                  15,970
       Dec-96        15,750               15,002                  15,883
       Jan-97        15,827               15,076                  15,943
       Feb-97        15,857               15,103                  15,961
       Mar-97        15,739               14,992                  15,878
       Apr-97        15,932               15,176                  16,056
       May-97        16,061               15,298                  16,180
       Jun-97        16,190               15,421                  16,319
       Jul-97        16,502               15,718                  16,626
       Aug-97        16,448               15,667                  16,555
       Sep-97        16,646               15,855                  16,738
       Oct-97        16,828               16,029                  16,932
       Nov-97        16,842               16,042                  16,971
       Dec-97        17,008               16,200                  17,115
       Jan-98        17,210               16,393                  17,346
       Feb-98        17,207               16,389                  17,323
       Mar-98        17,255               16,435                  17,380
       Apr-98        17,338               16,515                  17,458
       May-98        17,457               16,627                  17,576
       Jun-98        17,541               16,708                  17,698
       Jul-98        17,590               16,754                  17,768
       Aug-98        17,834               16,987                  18,122
       Sep-98        18,168               17,305                  18,550
       Oct-98        18,075               17,217                  18,592
       Nov-98        18,090               17,230                  18,523
       Dec-98        18,158               17,296                  18,592
       Jan-99        18,245               17,378                  18,681
       Feb-99        18,023               17,167                  18,394
       Mar-99        18,127               17,266                  18,529
       Apr-99        18,179               17,315                  18,585
       May-99        18,009               17,154                  18,461
       Jun-99        17,968               17,115                  18,494
       Jul-99        17,835               16,987                  18,514
       Aug-99        17,831               16,984                  18,550
       Sep-99        18,090               17,231                  18,697
       Oct-99        18,124               17,263                  18,726
       Nov-99        18,063               17,205                  18,737
       Dec-99        17,983               17,129                  18,694
       Jan-00        17,884               17,034                  18,639
       Feb-00        18,092               17,232                  18,785
       Mar-00        18,262               17,395                  19,019
       Apr-00        18,239               17,372                  19,016
       May-00        18,157               17,294                  19,094
       Jun-00        18,546               17,665                  19,367
       Jul-00        18,621               17,737                  19,496
       Aug-00        18,856               17,960                  19,698
       Sep-00        19,051               18,147                  19,847
       Oct-00        19,168               18,257                  19,966


                               Performance Table

                                                                 Cumulative
                                 Average Annual Total Return    Total Return
                                ----------------------------- -----------------
Periods Ending October 31,        1      5    10     Since      10     Since
 2000                            Year  Years Years 3/13/00/4/ Years  3/13/00/4/
                                ------ ----- ----- ---------- ------ ----------
Merrill Lynch 1-10 Year Gov-
 ernment Index/1/                6.68% 5.97% 7.16%      5.04% 99.66%      5.04%
U.S. Government Securities
 Fund Class A (NAV)              5.76% 5.09% 6.72%      5.85% 91.68%      5.85%
U.S. Government Securities
 Fund Class A (net of 4.75%
 sales charge)                   0.74% 4.08% 6.20%      0.82% 82.57%      0.82%
U.S. Government Securities
 Fund Class B (NAV)              4.91% 4.44% 6.29%      5.38% 84.05%      5.38%
U.S. Government Securities
 Fund Class B (net of CDSC)/2/  -0.09% 4.10% 6.29%      0.38% 84.05%      0.38%
U.S. Government Securities
 Fund Class C (NAV)              4.91% 4.44% 6.29%      5.38% 84.05%      5.38%
U.S. Government Securities
 Fund Class C (net of CDSC)/3/   3.91% 4.44% 6.29%      4.38% 84.05%      4.38%

-----------------------------------------------
/1/All since inception returns for indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Current investment subadvisor assignment became effective 3/13/00.

                                    xxxviii

                        Portfolio Managers' Commentary

The U.S. Government Securities Fund Class A share performance for the year-ended October 31, 2000 was 5.76% as compared to the Merrill Lynch 1-10 Year Government Index return of 6.68%.

U.S. Government bonds performed well over the past year as equity prices faltered and the Federal Reserve stopped increasing interest rates earlier in 2000. These events have increased participation in the Government securities market because of its reputation for a safe harbor from outside events.

The Fund's performance is the result of a couple of factors. One of these factors was the overweight in government agency and mortgage-backed bonds versus the index. The other factor that helped returns was our overweight in the intermediate part of the yield curve as the inversion of rates subsided (a yield curve is said to be inverted if short-term rates are higher than long term rates).

On the economic front it seems as if the economy is slowing enough to keep the Federal Reserve on hold for a while. The Fed has been on hold since the spring of 2000 but has kept a tightening bias. The only real negative during the quarter was the continued strength in the Oil markets. OPEC has increased production three times and the U.S. has arranged a swap of 30 million barrels out of the strategic reserve in an attempt to lower oil prices. The current thinking in the market place is that higher oil prices act like an "economic tax" taking money away from consumer spending - which accounts for 2/3 of economic growth - thereby cutting economic growth. The problem is no one knows just how much growth will be affected. Another problem I see is that in the short run it may be a "economic tax" but in the long run if prices stay high, businesses will not be able to continue to absorb the higher cost and will either have to charge higher prices or cut some where else. Another event that may affect the economy is the stock market. Over the past few years consumer spending, which accounts for approximately 2/3 of GDP, has tended to move with changes in the stock market. Therefore with the weak stock market over the past year consumer spending should slow. Either way the economy will most likely slow in the 4th quarter 2000 and quite possibly into the first part of 2001.

Therefore going forward, since a slower economy tends to be good for bonds, with the Federal Reserve on hold and Government agency and mortgage-backed securities still extremely attractive, at this time we see value in continuing to have an overweight in these products with a concentration of the Fund's holdings in intermediate maturities.

                                     xxxix

                       Aggressive Growth Lifestyle Fund

Investment           Seeks to provide growth of capital through investments in
Objective:           a combination of the North American Funds. The Fund is
                     suitable for investors seeking the potential growth of
                     capital that a fund investing predominantly in equity
                     securities may offer
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Steve Guterman, Magali Azema-Barac, William Trimbur
Managers:
Inception Date:      November 2, 1998/5/


                                    [GRAPH]

                NAV        5.75% Sales Charge   S&P 500  Blended Benchmark Index
Nov-98        10,000             9,425           10,000          10,000
Nov-98        10,350             9,755           10,606          10,487
Dec-98        10,794            10,173           11,217          10,976
Jan-99        11,004            10,371           11,685          11,111
Feb-99        10,563             9,956           11,323          10,708
Mar-99        10,904            10,277           11,775          11,019
Apr-99        11,387            10,732           12,231          11,653
May-99        11,247            10,600           11,943          11,469
Jun-99        11,818            11,138           12,605          11,903
Jul-99        11,781            11,104           12,213          11,733
Aug-99        11,620            10,952           12,152          11,561
Sep-99        11,550            10,886           11,819          11,421
Oct-99        11,968            11,280           12,567          11,854
Nov-99        12,711            11,981           12,823          12,187
Dec-99        13,914            13,114           13,577          12,998
Jan-00        13,473            12,699           12,895          12,519
Feb-00        14,132            13,320           12,651          12,952
Mar-00        14,655            13,813           13,889          13,544
Apr-00        13,869            13,072           13,471          13,072
May-00        13,408            12,637           13,194          12,695
Jun-00        14,257            13,437           13,520          13,222
Jul-00        13,942            13,141           13,309          12,920
Aug-00        14,955            14,095           14,135          13,577
Sep-00        14,462            13,631           13,389          13,008
Oct-00        13,915            13,115           13,332          12,760


                               Performance Table

                                                   Average Annual   Cumulative
                                                    Total Return   Total Return
                                                  ---------------- ------------
                                                    1      Since      Since
Periods Ending October 31, 2000/5/                 Year  Inception  Inception
                                                  ------ --------- ------------
Aggressive Growth LifeStyle Blended Benchmark
 Index/1/                                          7.64%  12.98%      27.60%
S&P 500 Index                                      6.09%  15.49%      33.32%
Aggressive Growth LifeStyle Fund Class A (NAV)    16.27%  17.99%      39.15%
Aggressive Growth LifeStyle Fund Class A (net of
 5.75% sales charge)                               9.58%  14.54%      31.15%
Aggressive Growth LifeStyle Fund Class B (NAV)    16.30%  17.93%      39.00%
Aggressive Growth LifeStyle Fund Class B (net of
 CDSC)/2/                                         11.30%  15.78%      34.00%
Aggressive Growth LifeStyle Fund Class C
 (NAV)/4/                                            N/A  -1.77%      -1.77%
Aggressive Growth LifeStyle Fund Class C (net of
 CDSC)/3/,/4/                                        N/A  -2.75%      -2.75%
Aggressive Growth LifeStyle Fund Institutional
 Class I                                          16.22%  17.98%      39.13%

-----------------------------------------------
/1/As of 05/01/00, benchmark for the Aggressive Growth Lifestyle consists of 10% Lehman Aggregate, 25% EAFE, and 65% Wilshire 5000. Prior to 05/01/00; Benchmark for Growth Lifestyle consists of 15% EAFE, 15% Salomon Brothers Primary Market Index, 13% S&P 500, 12% Russell 1000 Value, 10% Russell 2000 Growth, 10% Russell 2000 Value, 10% Lehman Aggregate, 8% Russell MidCap Value, 7% Russell MidCap Growth.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 8/10/2000.
/5/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                                      xl

                        Portfolio Managers' Commentary

The Aggressive Growth LifeStyle Fund Class A share performance for the year-ended October 31, 2000 was 16.27% significantly outperforming the Aggressive Growth LifeStyle Blended Benchmark Index (10% Lehman Aggregate, 25% EAFE, and 65% Wilshire 5000) return of 7.64%.

The financial markets had remarkably different return and volatility patterns over the twelve months ended October 31, 2000. From November 1999 through March 2000, growth stock performance was strong. Driven largely by the telecommunication, media, and technology sectors (TMTs), growth stocks reached very high valuations on the expectation that they were uniquely placed to provide the equipment and content to the Internet. Over this period the Russell 2000 Growth Index returned 22.7% while its value counterpart returned 8.2%. Value stocks are typically in traditional economy sectors such as steel and pharmaceuticals. As bonds were a largely ignored asset class, fixed income as measured by the Lehman Aggregate Bond Index returned 1.4%.

The next six months witnessed a brutal sell off in TMTs, a flight to safety, a bond rally, and investors rediscovering value stocks. All of these activities combined to bring us to October 31, 2000. Over this period the Russell 2000 Growth Index declined 7.0%, the Lehman Aggregate Bond Index rose 5.7%, and the Russell 2000 Value Index increased 8.3%. We believe the sell off in the growth sector has yet to run its course. Investors remain very skeptical that Internet equipment and content related names can raise the necessary funds to grow and that the time needed to achieve profitable growth is difficult to predict.

The Lifestyle Funds did well throughout this volatile period. Three aspects were particularly beneficial. First, most of the constituent mutual funds held in the Lifestyle Funds outperformed their benchmarks. Second, during the month of April 2000, the Lifestyle management team reconfigured holdings to scale back growth investments and add to value investments. Finally, the Lifestyle concept worked well as it is suited to periods of asset class and/or sector rotation since we maintain representation in all classes and do not attempt to time short term rotations.

                                      xli

                        Moderate Growth Lifestyle Fund

Investment           Seeks to provide growth of capital and current income
Objective:           through investments in a combination of the North
                     American Funds. The Fund is suitable for investors who
                     wish to invest in equity securities, but are not willing
                     to assume the substantial market risks of the Aggressive
                     Growth LifeStyle Fund.
Subadvisor:          American General Investment Management, L.P. ("AGIM")
Portfolio            Steve Guterman, Magali Azema-Barac, William Trimbur
Managers:
Inception Date:      November 2, 1998/5/

                                    [GRAPH]

               NAV        5.75% Sales Charge  S&P 500  Blended Benchmark Index
Nov-98        10,000             9,425        10,000        10,000
Nov-98        10,310             9,717        10,606        10,410
Dec-98        10,764            10,145        11,217        10,821
Jan-99        10,942            10,313        11,685        10,954
Feb-99        10,521             9,916        11,323        10,604
Mar-99        10,812            10,190        11,775        10,857
Apr-99        11,242            10,595        12,231        11,410
May-99        11,131            10,491        11,943        11,275
Jun-99        11,563            10,898        12,605        11,621
Jul-99        11,446            10,788        12,213        11,424
Aug-99        11,264            10,617        12,152        11,255
Sep-99        11,184            10,541        11,819        11,122
Oct-99        11,520            10,858        12,567        11,502
Nov-99        11,996            11,306        12,823        11,734
Dec-99        12,772            12,038        13,577        12,312
Jan-00        12,407            11,693        12,895        11,947
Feb-00        12,825            12,087        12,651        12,227
Mar-00        13,379            12,609        13,889        12,812
Apr-00        12,875            12,135        13,471        12,472
May-00        12,592            11,868        13,194        12,184
Jun-00        13,126            12,371        13,520        12,638
Jul-00        12,980            12,233        13,309        12,451
Aug-00        13,741            12,951        14,135        13,019
Sep-00        13,395            12,625        13,389        12,614
Oct-00        13,049            12,299        13,332        12,447

                               Performance Table

                                                  Average Annual   Cumulative
                                                   Total Return   Total Return
                                                 ---------------- ------------
                                                   1      Since      Since
Periods Ending October 31, 2000/5/                Year  Inception  Inception
                                                 ------ --------- ------------
Moderate Growth LifeStyle Blended Benchmark
 Index/1/                                         8.22%  11.58%      24.47%
S&P 500 Index                                     6.09%  15.49%      33.32%
Moderate Growth LifeStyle Fund Class A (NAV)     13.27%  14.25%      30.49%
Moderate Growth LifeStyle Fund Class A (net of
 5.75% sales charge)                              6.76%  10.92%      22.99%
Moderate Growth LifeStyle Fund Class B (NAV)     13.22%  14.26%      30.50%
Moderate Growth LifeStyle Fund Class B (net of
 CDSC)/2/                                         8.22%  12.04%      25.50%
Moderate Growth LifeStyle Fund Class C (NAV)/4/     N/A  -2.30%      -2.30%
Moderate Growth LifeStyle Fund Class C (net of
 CDSC)/3/,/4/                                       N/A  -3.28%      -3.28%
Moderate Growth LifeStyle Fund Institutional
 Class I                                         13.10%  14.24%      30.47%

-----------------------------------------------
/1/As of 05/01/00, benchmark for the Moderate Growth Lifestyle consists of 30%
   Lehman Aggregate, 15% EAFE, and 55% Wilshire 5000. Prior to 05/01/00; Benchmark for Moderate Growth Lifestyle consists of 7% EAFE, 8% Salomon Brothers Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 7% Russell 2000 Growth, 8% Russell 2000 Value, 25% Lehman Aggregate, 8% Russell MidCap Value, 7% Russell MidCap Growth.
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 7/12/2000.
/5/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                                     xlii

                        Portfolio Managers' Commentary

The Moderate Growth LifeStyle Fund Class A share performance for the year-ended October 31, 2000 was 13.27% outperforming the Moderate Growth LifeStyle Blended Benchmark Index (30% Lehman Aggregate, 15% EAFE, and 55% Wilshire
5000) return of 8.22%.

The financial markets had remarkably different return and volatility patterns over the twelve months ended October 31, 2000. From November 1999 through March 2000, growth stock performance was strong. Driven largely by the telecommunication, media, and technology sectors (TMTs), growth stocks reached very high valuations on the expectation that they were uniquely placed to provide the equipment and content to the Internet. Over this period the Russell 2000 Growth Index returned 22.7% while its value counterpart returned 8.2%. Value stocks are typically in traditional economy sectors such as steel and pharmaceuticals. As bonds were a largely ignored asset class, fixed income as measured by the Lehman Aggregate Bond Index returned 1.4%.

The next six months witnessed a brutal sell off in TMTs, a flight to safety, a bond rally, and investors rediscovering value stocks. All of these activities combined to bring us to October 31, 2000. Over this period the Russell 2000 Growth Index declined 7.0%, the Lehman Aggregate Bond Index rose 5.7%, and the Russell 2000 Value Index increased 8.3%. We believe the sell off in the growth sector has yet to run its course. Investors remain very skeptical that Internet equipment and content related names can raise the necessary funds to grow and that the time needed to achieve profitable growth is difficult to predict.

The Lifestyle Funds did well throughout this volatile period. Three aspects were particularly beneficial. First, most of the constituent mutual funds held in the Lifestyle Funds outperformed their benchmarks. Second, during the month of April 2000, the Lifestyle management team reconfigured holdings to scale back growth investments and add to value investments. In the Moderate Growth Lifestyle Fund, we additionally increased the allocation to fixed income. Finally, the Lifestyle concept worked well as it is suited to periods of asset class and/or sector rotation since we maintain representation in all classes and do not attempt to time short term rotations.

                                     xliii

                      Conservative Growth Lifestyle Fund
                     Seeks current income and low to moderate growth of
Investment           capital through investments in a combination of the North
Objective:           American Funds. The Fund is suitable for investors who
                     wish to invest in equity securities, but are not willing
                     to assume the substantial market risks of either the
                     Aggressive Growth LifeStyle Fund or the Moderate Growth
                     LifeStyle Fund.
                     American General Investment Management, L.P. ("AGIM")
Subadvisor:
Portfolio
Managers:            Steve Guterman, Magali Azema-Barac, William Trimbur
                     November 2, 1998/5/
Inception Date:
                                    [GRAPH]

             NAV      5.75% Sales Charge   S&P 500       Blended Benchmark Index
Nov-98     10,000           9,425          10,000              10,000
Nov-98     10,270           9,679          10,606              10,343
Dec-98     10,663          10,050          11,217              10,674
Jan-99     10,837          10,214          11,685              10,809
Feb-99     10,455           9,854          11,323              10,508
Mar-99     10,697          10,081          11,775              10,724
Apr-99     11,055          10,419          12,231              11,165
May-99     10,924          10,296          11,943              11,032
Jun-99     11,267          10,619          12,605              11,299
Jul-99     11,137          10,496          12,213              11,127
Aug-99     10,995          10,363          12,152              10,994
Sep-99     10,934          10,305          11,819              10,906
Oct-99     11,230          10,584          12,567              11,232
Nov-99     11,576          10,910          12,823              11,399
Dec-99     12,123          11,426          13,577              11,808
Jan-00     11,812          11,133          12,895              11,520
Feb-00     12,106          11,410          12,651              11,696
Mar-00     12,589          11,865          13,889              12,224
Apr-00     12,273          11,567          13,471              11,964
May-00     12,104          11,408          13,194              11,762
Jun-00     12,484          11,766          13,520              12,147
Jul-00     12,421          11,706          13,309              12,057
Aug-00     12,999          12,251          14,135              12,521
Sep-00     12,782          12,047          13,389              12,266
Oct-00     12,534          11,813          13,332              12,174

                               Performance Table

                                                   Average Annual   Cumulative
                                                    Total Return   Total Return
                                                  ---------------- ------------
                                                    1      Since      Since
                                                   Year  Inception  Inception
Periods Ending October 31, 2000/5/                ------ --------- ------------
Conservative Growth LifeStyle Blended Benchmark
 Index/1/                                          8.38%  10.34%      21.74%
S&P 500 Index                                      6.09%  15.49%      33.32%
Conservative Growth LifeStyle Fund Class A (NAV)  11.61%  11.97%      25.34%
Conservative Growth LifeStyle Fund Class A (net
 of 5.75% sales charge)                            5.19%   8.70%      18.13%
Conservative Growth LifeStyle Fund Class B (NAV)  11.66%  11.95%      25.29%
Conservative Growth LifeStyle Fund Class B (net
 of CDSC)/2/                                       6.66%   9.69%      20.29%
Conservative Growth LifeStyle Fund Class C
 (NAV)/4/                                            N/A   0.06%       0.06%
Conservative Growth LifeStyle Fund Class C (net
 of CDSC)/3/,/4/                                     N/A  -0.94%      -0.94%
Conservative Growth LifeStyle Fund Institutional
 Class I                                          11.54%  11.90%      25.19%

-----------------------------------------------
/1/As of 05/01/00, benchmark for the Conservative Growth Lifestyle consists of 50% Lehman Aggregate, 8% EAFE, and 42% Wilshire 5000. Prior to 05/01/00; Benchmark for Conservative Growth Lifestyle consists of 5% EAFE, 5% Salomon Brothers Primary Market Index, 15% S&P 500, 15% Russell 1000 Value, 5% Russell 2000 Growth, 5% Russell 2000 Value, 40% Lehman Aggregate, 5% Russell MidCap Value, 5% Russell MidCap Growth
/2/The returns reflect the applicable Contingent Deferred Sales Charge of 5%,
   5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Inception date is 7/20/2000.
/5/Performance information shown for periods prior to July 7, 2000 is that of corresponding series of American General Series Portfolio Company 2 (the "AGSPC2 Fund") that was reorganized into the Fund on July 7, 2000. The AGSPC2 Fund had the same investment objective, and investment strategies and policies as does the Fund, and was also managed by the same portfolio managers.

                                     xliv

                        Portfolio Managers' Commentary:

The Conservative Growth LifeStyle Fund Class A share performance for the year-ended October 31, 2000 was 11.61% outperforming the Conservative Growth LifeStyle Blended Benchmark (50% Lehman Aggregate, 8% EAFE, and 42% Wilshire
5000) return of 8.38%.

The financial markets had remarkably different return and volatility patterns over the twelve months ended October 31, 2000. From November 1999 through March 2000, growth stock performance was strong. Driven largely by the telecommunication, media, and technology sectors (TMTs), growth stocks reached very high valuations on the expectation that they were uniquely placed to provide the equipment and content to the Internet. Over this period the Russell 2000 Growth Index returned 22.7% while its value counterpart returned 8.2%. Value stocks are typically in traditional economy sectors such as steel and pharmaceuticals. As bonds were a largely ignored asset class, fixed income as measured by the Lehman Aggregate Bond Index returned 1.4%.

The next six months witnessed a brutal sell off in TMTs, a flight to safety, a bond rally, and investors rediscovering value stocks. All of these activities combined to bring us to October 31, 2000. Over this period the Russell 2000 Growth Index declined 7.0%, the Lehman Aggregate Bond Index rose 5.7%, and the Russell 2000 Value Index increased 8.3%. We believe the sell off in the growth sector has yet to run its course. Investors remain very skeptical that Internet equipment and content related names can raise the necessary funds to grow and that the time needed to achieve profitable growth is difficult to predict.

The Lifestyle funds did well throughout this volatile period. Three aspects were particularly beneficial. First, most of the constituent mutual funds held in the Lifestyle Funds outperformed their benchmarks. Second, during the month of April 2000, the Lifestyle management team reconfigured holdings to scale back growth investments and add to value investments. Finally, the Lifestyle concept worked well as it is suited to periods of asset class and/or sector rotation since we maintain representation in all classes and do not attempt to time short term rotations.

                                      xlv

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Report of Independent Accountants

-------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of North American Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth & Income, Large Cap Growth (formerly Growth Equity), Mid Cap Growth (formerly Small/Mid Cap), Science & Technology, Small Cap Growth (formerly Emerging Growth), Global Equity, International Equity, International Small Cap, Balanced, Core Bond (formerly Investment Quality Bond), Municipal Bond (formerly National Municipal Bond), Strategic Income, U.S. Government Securities and Money Market Funds (portfolios of North American Funds) at October 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Mid Cap Value, Small Cap Index, Socially Responsible, Stock Index, High Yield Bond, Municipal Money Market, Aggressive Growth LifeStyle (formerly Growth LifeStyle), Moderate Growth LifeStyle and Conservative Growth LifeStyle (portfolios of North American Funds) at October 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the year ended October 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the North American Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial statements of the Mid Cap Value, Small Cap Index, Socially Responsible, Stock Index, High Yield Bond, Municipal Money Market, Aggressive Growth LifeStyle (formerly Growth LifeStyle), Moderate Growth LifeStyle and Conservative Growth LifeStyle Funds for the year ended October 31, 1999 were audited by other independent accountants whose report dated December 13, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 27, 2000

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                 Growth &      Large Cap      Mid Cap       Mid Cap     Science &
                                  Income        Growth        Growth         Value     Technology
                                   Fund          Fund          Fund          Fund         Fund
                               ------------   -----------   -----------   -----------  -----------
ASSETS:
Investments in securities, at
 value* (See accompanying
 Portfolio of Investments)...    $333,300,824  $86,189,813   $77,111,681   $22,924,503  $22,083,768
Cash.........................             923          110           782           224          980
Foreign currency (Cost: $542
 and $283, respectively).....               -            -           518             -          283
Investment in State Street
 Bank & Trust Company
 Navigator Securities Lending
 Trust held as collateral for
 securities on loan, at value
 (Note 2)....................       2,052,000    7,577,734    10,716,980             -            -
Receivables:
 Investments sold............       4,161,693    1,325,950       474,806       420,357       44,083
 Fund shares sold............         145,018      405,976       228,668       147,878      138,849
 Dividends...................         255,031       13,016         5,293        10,429          274
 Interest....................             493          579           346           230          272
Other assets.................           7,383       75,011        53,023        39,261       30,401
                                 ------------  -----------   -----------   -----------  -----------
  Total assets...............     339,923,365   95,588,189    88,592,097    23,542,882   22,298,910
                                 ------------  -----------   -----------   -----------  -----------

LIABILITIES:
Payables:
 Investments purchased.......       2,293,964    1,476,785     1,165,001       804,789       64,491
 Fund shares redeemed........         940,332      162,238       293,339       307,472      113,480
 Investment adviser..........         192,834      102,567        68,236        62,685       20,601
 Custodian and transfer agent
  fees.......................         221,447       15,188         7,143         8,669        4,502
 Securities lending..........       2,052,000    7,577,734    10,716,980             -            -
 Distribution fee............         192,588       72,825        63,525        20,486       23,805
 Other accrued expenses......         441,975       25,117        21,345         6,081        5,552
                                 ------------  -----------   -----------   -----------  -----------
  Total liabilities..........       6,335,140    9,432,454    12,335,569     1,210,182      232,431
                               ------------   -----------   -----------   -----------  -----------
NET ASSETS...................    $333,588,225  $86,155,735   $76,256,528   $22,332,700  $22,066,479
                               ------------   -----------   -----------   -----------  -----------

NET ASSETS CONSIST OF:
 Accumulated undistributed
  net realized gain/(loss) on
  investments, foreign
  currency and forward
  foreign currency
  contracts..................     $25,728,686    ($316,096)    ($363,899)      $44,739  ($1,715,633)
 Unrealized
  appreciation/(depreciation)
  on:
  Investments................      85,568,850    1,157,123     7,457,274     2,959,117     (779,663)
  Foreign currency and
   forward foreign currency
   contracts.................               -          (14)          (24)            -            -
 Capital shares at par value
  of $.001 (Note 3)..........          12,563        4,818         4,406         1,656        2,748
 Additional paid-in capital..     222,278,126   85,309,904    69,158,771    19,327,188   24,559,027
                                 ------------  -----------   -----------   -----------  -----------
  Net assets.................    $333,588,225  $86,155,735   $76,256,528   $22,332,700  $22,066,479
                                 ------------  -----------   -----------   -----------  -----------
*Investments in securities,
 at identified cost (Note
 2)..........................    $247,731,974  $85,032,690   $69,654,407   $19,965,386  $22,863,431
                                 ------------  -----------   -----------   -----------  -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                            Growth &    Large Cap    Mid Cap     Mid Cap    Science &
                             Income      Growth      Growth       Value    Technology
                              Fund        Fund        Fund        Fund        Fund
                          ------------ ----------- ----------- ----------- -----------
NET ASSET VALUES:
Class A Shares
 Net assets at value....   $46,580,678  $9,547,691 $11,718,178  $2,746,501  $4,622,919
 Shares outstanding.....     1,721,209     521,966     654,743     201,837     572,254
Net asset value (NAV)
 and redemption price
 per share..............        $27.06      $18.29      $17.90      $13.61       $8.08
                                ------      ------      ------      ------       -----
Public offering price
 per share (100/94.25 of
 NAV)
 On sales of $100,000 or
 more the offering price
 is reduced.............        $28.71      $19.41      $18.99      $14.44       $8.57
                                ------      ------      ------      ------       -----
Class B Shares
 Net assets at value....  $106,463,563 $34,711,428 $29,976,891  $7,471,390 $15,839,856
 Shares outstanding.....     4,035,746   1,965,599   1,760,271     561,191   1,973,058
Net asset value,
 offering price and
 redemption price per
 share..................        $26.38      $17.66      $17.03      $13.31       $8.03
                                ------      ------      ------      ------       -----
Class C Shares
 Net assets at value....  $170,276,805 $22,779,735 $22,913,853    $613,863  $1,065,033
 Shares outstanding.....     6,426,827   1,291,420   1,342,815      46,297     136,184
Net asset value,
 offering price and
 redemption price per
 share..................        $26.49      $17.64      $17.06      $13.26       $7.82
                                ------      ------      ------      ------       -----
Class I Shares
 Net assets at value....   $10,267,179 $19,116,881 $11,647,606 $11,500,946    $538,671
 Shares outstanding.....       378,695   1,037,755     648,263     846,972      66,676
Net asset value,
 offering price and
 redemption price per
 share..................        $27.11      $18.42      $17.97      $13.58       $8.08
                                ------      ------      ------      ------       -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                Small Cap    Small Cap    Socially        Stock        Global
                                 Growth        Index     Responsible      Index        Equity
                                  Fund          Fund        Fund          Fund          Fund
                               -----------   ----------  -----------   -----------   -----------
ASSETS:
Investments in securities, at
 value* (Includes a
 repurchase agreements of
 $2,102,000 and $3,808,000 in
 Socially Responsible and
 Stock Index, respectively)
 (See accompanying Portfolio
 of Investments).............   $38,937,294  $7,953,661   $11,611,496   $34,142,115   $36,898,026
Receivable for forward
 foreign currency contracts
 to sell (Notes 2 and 8).....             -           -             -             -       717,071
Forward foreign currency
 contracts to buy, at value
 (Cost: $219,249)............             -           -             -             -       217,431
Cash.........................             -         111           194            58             -
Foreign currency (Cost:
 $2,683).....................             -           -             -             -         2,681
Investment in State Street
 Bank & Trust Company
 Navigator Securities Lending
 Trust held as collateral for
 securities on loan, at value
 (Note 2)....................     9,908,134           -             -             -     1,416,057
Variation margin receivable
 for open futures contracts..             -      29,175        46,400        84,100             -
Unamortized organization
 costs.......................        14,261           -             -             -             -
Receivables:
 Investments sold............       999,844      35,226             -             -     1,266,555
 Fund shares sold............       131,375       7,391         1,779        45,867     1,150,138
 Dividends...................             -       3,919         8,104        20,598        10,065
 Interest....................        21,827         138         1,045         1,301             -
 Foreign tax withholding
  reclaims...................             -           -             -             -        19,449
Other assets.................        50,283      37,959        19,122        40,290           890
                                -----------  ----------   -----------   -----------   -----------
  Total assets...............    50,063,018   8,067,580    11,688,140    34,334,329    41,698,363
                                -----------  ----------   -----------   -----------   -----------

LIABILITIES:
Forward foreign currency
 contracts to sell, at value
 (Cost: $717,071) (Notes 2
 and 8)......................             -           -             -             -       717,010
Payables:
 Forward foreign currency
  contracts to buy (Notes 2
  and 8).....................             -           -             -             -       219,249
 Investments purchased.......     1,018,933       3,967             -             -       593,084
 Fund shares redeemed........       189,683      41,709        57,664       164,679       237,621
 Dividend and interest
  withholding tax............             -           -             -             -         1,535
 Investment adviser..........        60,375      35,423        36,556        93,530        51,636
 Custodian and transfer agent
  fees.......................         5,949       1,806         6,339        21,023        14,788
 Securities lending..........     9,908,134           -             -             -     1,416,057
 Distribution fee............        31,808       7,540        14,916        37,747        20,833
 Due to custodian............             -           -             -             -       143,764
 Other accrued expenses......         8,361       4,817         4,927         8,118        34,707
                                -----------  ----------   -----------   -----------   -----------
  Total liabilities..........    11,223,243      95,262       120,402       325,097     3,450,284
                                -----------  ----------   -----------   -----------   -----------
NET ASSETS...................   $38,839,775  $7,972,318   $11,567,738   $34,009,232   $38,248,079
                                -----------  ----------   -----------   -----------   -----------

NET ASSETS CONSIST OF:
 Undistributed net investment
  income/(loss) (Note 2).....             -      $6,179       $20,177       $83,714        $1,969
 Accumulated undistributed
  net realized gain/(loss) on
  investments, futures
  contracts, foreign currency
  and forward foreign
  currency contracts.........      ($64,448)    125,433       (75,225)       70,776    (2,739,883)
 Unrealized
  appreciation/(depreciation)
  on:
  Investments................     1,290,240    (488,290)      976,085     2,048,889       102,353
  Futures Contracts..........             -     (38,528)      (83,859)     (109,045)            -
  Foreign currency and
   forward foreign currency
   contracts.................             -           -             -             -        (4,266)
 Capital shares at par value
  of $.001 (Note 3)..........         2,275         815           971         2,685         3,523
 Additional paid-in capital..    37,611,708   8,366,709    10,729,589    31,912,213    40,884,383
                                -----------  ----------   -----------   -----------   -----------
  Net assets.................   $38,839,775  $7,972,318   $11,567,738   $34,009,232   $38,248,079
                                -----------  ----------   -----------   -----------   -----------
*Investments in securities,
 at identified cost (Note
 2)..........................   $37,647,054  $8,441,951   $10,635,411   $32,093,226   $36,795,673
                                -----------  ----------   -----------   -----------   -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                           Small Cap  Small Cap   Socially      Stock      Global
                            Growth      Index    Responsible    Index      Equity
                             Fund        Fund       Fund        Fund        Fund
                          ----------- ---------- ----------- ----------- -----------
NET ASSET VALUES:
Class A Shares
 Net assets at value....   $6,795,064 $3,360,828  $1,896,053  $8,543,466  $8,610,142
 Shares outstanding.....      393,395    343,283     159,215     670,245     778,783
Net asset value (NAV)
 and redemption price
 per share..............       $17.27      $9.79      $11.91      $12.75      $11.06
                               ------      -----      ------      ------      ------
Public offering price
 per share (100/94.25 of
 NAV)
 On sales of $100,000 or
 more the offering price
 is reduced.............       $18.33     $10.39      $12.64      $13.53      $11.73
                               ------     ------      ------      ------      ------
Class B Shares
 Net assets at value....  $14,553,548 $4,573,755  $3,649,346 $24,965,810 $10,088,926
 Shares outstanding.....      866,492    468,428     307,412   1,974,862     936,500
Net asset value,
 offering price and
 redemption price per
 share..................       $16.80      $9.76      $11.87      $12.64      $10.77
                               ------      -----      ------      ------      ------
Class C Shares
 Net assets at value....   $3,336,826    $37,735     $56,685    $499,956 $19,549,011
 Shares outstanding.....      198,694      3,820       4,696      39,853   1,806,947
Net asset value,
 offering price and
 redemption price per
 share..................       $16.79      $9.88      $12.07      $12.55      $10.82
                               ------      -----      ------      ------      ------
Class I Shares
 Net assets at value....  $14,154,337             $5,965,654
 Shares outstanding.....      816,824                499,990
Net asset value,
 offering price and
 redemption price per
 share..................       $17.33                 $11.93
                               ------                 ------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                               International   International                     Core        High Yield
                                  Equity         Small Cap      Balanced         Bond           Bond
                                   Fund            Fund           Fund           Fund           Fund
                               -------------   -------------   -----------   ------------    -----------
ASSETS:
Investments in securities, at
 value* (Includes a
 repurchase agreement of
 $6,787,000 in High Yield
 Bond) (See accompanying
 Portfolio of Investments)...     $47,980,421     $26,808,623   $66,800,468    $431,901,204   $63,318,402
Receivable for forward
 foreign currency contracts
 to sell (Notes 2 and 8).....         584,627         258,982             -               -             -
Forward foreign currency
 contracts to buy, at value
 (Cost: $556,332 and
 $330,807, respectively).....         548,472         330,924             -               -             -
Cash.........................             644               -           983             826           302
Foreign currency (Cost:
 $53,621, $128,688 and
 $1,604, respectively).......          52,945         128,630         1,457               -             -
Investment in State Street
 Bank & Trust Company
 Navigator Securities Lending
 Trust held as collateral for
 securities on loan, at value
 (Note 2)....................       3,410,912                             -      17,427,484             -
Variation margin receivable
 for open futures contracts..          51,155               -             -               -             -
Receivables:
 Investments sold............               -       1,105,269       292,193      11,420,062        63,352
 Fund shares sold............         416,095         891,803         3,745          10,789       137,722
 Dividends...................          55,611           6,044        31,304               -             -
 Interest....................             428           1,597       387,256       4,438,437     1,852,245
 Foreign tax withholding
  reclaims...................          32,529           9,079         4,128               -           952
 From adviser................               -         164,939             -               -             -
Other assets.................          83,622          61,136           510          37,063        32,209
                                  -----------     -----------   -----------    ------------   -----------
  Total assets...............      53,217,461      29,767,026    67,522,044     465,235,865    65,405,184
                                  -----------     -----------   -----------    ------------   -----------

LIABILITIES:
Forward foreign currency
 contracts to sell, at value
 (Cost: $584,627 and
 $258,982, respectively)
 (Notes 2 and 8).............         582,532         259,926             -               -             -
Payables:
 Forward foreign currency
  contracts to buy (Notes 2
  and 8).....................         556,332         330,807             -               -             -
 Investments purchased.......       1,219,757       1,048,764        85,994      96,726,740             -
 Fund shares redeemed........         241,939          24,033       590,711         148,866             -
 Investment Adviser..........          49,134               -        52,057       1,365,248       219,338
 Dividends...................               -                             -           9,525         5,877
 Dividend and interest
  withholding tax............           7,248             796         1,016           7,755             -
 Custodian and transfer agent
  fees.......................               -          94,219        43,900          79,311        22,622
 Securities lending..........       3,410,912               -             -      17,427,484             -
 Distribution fee............          46,691               -        36,696          24,303         2,108
 Due to custodian............               -         448,129             -               -             -
 Other accrued expenses......           4,149               -        29,360          60,631        15,003
                                  -----------     -----------   -----------    ------------   -----------
  Total liabilities..........       6,118,694       2,206,674       839,734     115,849,863       264,948
                                  -----------     -----------   -----------    ------------   -----------
NET ASSETS...................     $47,098,767     $27,560,352   $66,682,310    $349,386,002   $65,140,236
                                  -----------     -----------   -----------    ------------   -----------

NET ASSETS CONSIST OF:
 Undistributed net investment
  income/(loss) (Note 2).....          $6,160               -      $438,881       ($509,240)     $215,412
 Accumulated undistributed
  net realized gain/(loss) on
  investments, futures,
  foreign currency and
  forward foreign currency
  contracts..................       6,167,288      $1,309,881    (2,422,897)    (21,638,294)   (3,790,696)
 Unrealized
  appreciation/(depreciation)
  on:
  Investments................      (2,165,972)        146,747     3,507,783      (2,494,282)   (6,592,689)
  Futures contracts..........         (42,740)              -             -               -             -
  Foreign currency and
   forward foreign currency
   contracts.................         (10,866)         (2,026)         (986)              -             -
 Capital shares at par value
  of $.001 (Note 3)..........           4,524           1,480         7,049          36,398         7,622
 Additional paid-in capital..      43,140,373      26,104,269    65,152,480     373,991,420    75,300,587
                                  -----------     -----------   -----------    ------------   -----------
  Net assets.................     $47,098,967     $27,581,354   $66,682,310    $349,386,002   $65,140,236
                                  -----------     -----------   -----------    ------------   -----------
*Investments in securities,
 at identified cost (Note
 2)..........................     $50,146,393     $27,560,352   $63,292,685    $434,395,486   $69,911,091
                                  -----------     -----------   -----------    ------------   -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                          International International                 Core     High Yield
                             Equity       Small Cap    Balanced       Bond        Bond
                              Fund          Fund         Fund         Fund        Fund
                          ------------- ------------- ----------- ------------ -----------
NET ASSET VALUES:
Class A Shares
 Net assets at value....     $7,471,715    $6,002,818  $7,910,310   $3,857,920    $286,231
 Shares outstanding.....        712,135       312,546     838,420      402,043      33,446
Net asset value (NAV)
 and redemption price
 per share..............         $10.49        $19.21       $9.43        $9.60       $8.56
                                 ------        ------       -----        -----       -----
Public offering price
 per share (100/94.25 of
 NAV for International
 Equity, International
 Small Cap and Balanced,
 and 100/95.25 of NAV
 for Core Bond and High
 Yield Bond) On sales of
 $100,000 or more the
 offering price is
 reduced................         $11.17        $20.38      $10.01       $10.07       $8.99
                                 ------        ------      ------       ------       -----
Class B Shares
 Net assets at value....    $18,204,011   $11,664,559 $15,566,482   $4,936,719  $1,593,671
 Shares outstanding.....      1,759,614       633,026   1,659,500      514,777     186,386
Net asset value,
 offering price and
 redemption price per
 share..................         $10.34        $18.43       $9.38        $9.59       $8.55
                                 ------        ------       -----        -----       -----
Class C Shares
 Net assets at value....     $4,766,873    $9,892,975 $37,282,021   $2,778,003    $544,543
 Shares outstanding.....        462,134       534,732   3,924,460      289,674      63,680
Net asset value,
 offering price and
 redemption price per
 share..................         $10.31        $18.50       $9.50        $9.59       $8.55
                                 ------        ------       -----        -----       -----
Class I Shares
 Net assets at value....    $16,656,168                $5,923,497  $19,971,183     $14,073
 Shares outstanding.....      1,590,271                   626,796    2,075,207       1,645
Net asset value,
 offering price and
 redemption price per
 share..................         $10.47                     $9.45        $9.62       $8.56
                                 ------                     -----        -----       -----
Class II Shares
 Net assets at value....                                          $317,842,177 $62,701,718
 Shares outstanding.....                                            33,115,963   7,337,180
Net asset value,
 offering price and
 redemption price per
 share..................                                                 $9.60       $8.55
                                                                         -----       -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                              U. S                    Municipal
                                Municipal     Strategic    Government       Money       Money
                                  Bond         Income      Securities      Market       Market
                                  Fund          Fund          Fund          Fund         Fund
                               -----------   -----------   -----------   -----------  ----------
ASSETS:
Investments in securities, at
 value* (Includes a
 repurchase agreement of
 $6,938,000 in U.S.
 Government Securities) (See
 accompanying Portfolio of
 Investments)................   $16,523,743   $36,880,649   $61,252,269   $46,628,413 $7,288,376
Cash.........................             -           528           691           787     18,590
Foreign currency (Cost:
 $505,575)...................             -       480,239             -             -          -
Investment in State Street
 Bank & Trust Company
 Navigator Securities Lending
 Trust held as collateral for
 securities on loan, at value
 (Note 2)....................             -     3,385,257             -             -
Receivables:
 Investments sold............             -     1,371,839     2,602,098             -          -
 Fund shares sold............             5             -        61,597       744,423     23,004
 Dividends...................             -           867             -             -          -
 Interest....................       227,895       760,100       410,839        70,534     58,541
 Foreign tax withholding
  reclaims...................             -         7,984             -             -          -
Other assets.................        63,922        46,609        38,077        92,216     30,353
                                -----------   -----------   -----------   ----------- ----------
  Total assets...............    16,815,565    42,934,072    64,365,571    47,536,373  7,418,864
                                -----------   -----------   -----------   ----------- ----------

LIABILITIES:
Payables:
 Investments purchased.......             -     2,000,312    19,131,437             -          -
 Fund shares redeemed........       129,319       131,804        82,022       388,321     38,493
 Dividends...................        15,335         1,635       436,647        13,703      1,938
 Dividend and interest
  withholding tax............             -            35             -             -          -
 Investment adviser..........        37,574        52,216        19,053        90,543     35,139
 Custodian and transfer agent
  fees.......................        16,639        38,760        21,810         3,763      6,375
 Securities lending..........             -     3,385,257             -             -          -
 Distribution fee............         6,247         6,144        14,850             -          -
 Due to custodian............       123,341             -             -             -          -
 Other accrued expenses......             -        55,952        19,181        14,561          -
                                -----------   -----------   -----------   ----------- ----------
  Total liabilities..........       328,455     5,672,115    19,725,000       510,891     81,945
                                -----------   -----------   -----------   ----------- ----------
NET ASSETS...................   $16,487,110   $37,261,957   $44,640,571   $47,025,482 $7,336,919
                                -----------   -----------   -----------   ----------- ----------

NET ASSETS CONSIST OF:
 Undistributed net investment
  income/(loss) (Note 2).....             -       ($1,756)    ($433,764)            -          -
 Accumulated undistributed
  net realized gain/(loss) on
  investments, foreign
  currency and forward
  foreign currency
  contracts..................     ($303,708)   (7,471,052)   (2,750,356)            -          -
 Unrealized
  appreciation/(depreciation)
  on:
  Investments................       (54,068)   (2,495,990)     (529,978)            -          -
  Foreign currency and
   forward foreign currency
   contracts.................             -       (30,487)            -             -          -
 Capital shares at par value
  of $.001 (Note 3)..........         1,709         4,663         4,700       $20,621     $7,337
 Additional paid-in capital..    16,843,177    47,256,579    48,349,969    47,004,861  7,329,582
                                -----------   -----------   -----------   ----------- ----------
  Net assets.................   $16,487,110   $37,261,957   $44,640,571   $47,025,482 $7,336,919
                                -----------   -----------   -----------   ----------- ----------
*Investments in securities,
 at identified cost (Note
 2)..........................   $16,577,811   $39,376,639   $61,782,247   $46,628,413 $7,288,376
                                -----------   -----------   -----------   ----------- ----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                    U. S                 Municipal
                          Municipal   Strategic  Government     Money      Money
                             Bond      Income    Securities    Market      Market
                             Fund       Fund        Fund        Fund        Fund
                          ---------- ----------- ----------- ----------- ----------
NET ASSET VALUES:
Class A Shares
 Net assets at value....  $7,773,704  $6,438,551 $29,468,222 $25,609,709 $4,452,080
 Shares outstanding.....     805,872     805,948   3,102,743  25,608,997  4,452,080
Net asset value (NAV)
 and redemption price
 per share..............       $9.65       $7.99       $9.50       $1.00      $1.00
                               -----       -----       -----       -----      -----
Public offering price
 per share (100/95.25 of
 NAV)
 On sales of $100,000 or
 more the offering price
 is reduced.............      $10.13       $8.39       $9.97
                              ------       -----       -----
Class B Shares
 Net assets at value....  $6,416,271 $15,131,090  $8,326,332  $8,096,254 $2,776,525
 Shares outstanding.....     665,106   1,893,633     876,444   8,096,025  2,776,525
Net asset value,
 offering price and
 redemption price per
 share..................       $9.65       $7.99       $9.50       $1.00      $1.00
                               -----       -----       -----       -----      -----
Class C Shares
 Net assets at value....  $2,297,135 $13,056,267  $6,846,017  $7,194,654   $108,314
 Shares outstanding.....     238,150   1,634,043     720,664   7,194,049    108,314
Net asset value,
 offering price and
 redemption price per
 share..................       $9.65       $7.99       $9.50       $1.00      $1.00
                               -----       -----       -----       -----      -----
Class I Shares
 Net assets at value....              $2,636,049              $6,124,865
 Shares outstanding.....                 329,457               6,110,797
Net asset value,
 offering price and
 redemption price per
 share..................                   $8.00                   $1.00
                                           -----                   -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                     Aggressive     Moderate     Conservative
                                       Growth        Growth         Growth
                                      LifeStyle     LifeStyle     LifeStyle
                                        Fund          Fund           Fund
                                     -----------   -----------   ------------
ASSETS:
Investments in securities, at
 value* (See accompanying Portfolio
 of Investments)...................   $23,146,799   $20,901,375    $18,296,458
Cash...............................             -         5,788        172,952
Receivables:
 Investments sold..................       142,097       121,286         79,305
 Fund shares sold..................        10,627         9,532          4,809
 Dividends.........................        14,443        39,254         57,690
Other assets.......................        46,971        51,251         42,661
                                      -----------   -----------    -----------
  Total assets.....................    23,360,937    21,128,486     18,653,875
                                      -----------   -----------    -----------

LIABILITIES:
Payables:
 Investments purchased.............       192,861       161,490        151,057
 Fund shares redeemed..............       116,091       103,917         91,974
 Investment adviser................         2,175         2,033          1,847
 Due to custodian..................       347,278             -              -
                                      -----------   -----------    -----------
  Total liabilities................       658,405       267,440        244,878
                                      -----------   -----------    -----------
NET ASSETS.........................   $22,702,532   $20,861,046    $18,408,997
                                      -----------   -----------    -----------

NET ASSETS CONSIST OF:
 Undistributed net investment
  income/(loss) (Note 2)...........      $217,388      $217,410       $224,479
 Accumulated undistributed net
  realized gain (loss) on
  investments, foreign currency and
  forward foreign currency
  contracts........................     2,769,504     1,951,208      1,402,045
 Unrealized appreciation
  (depreciation) on:
  Investments......................    (1,674,053)     (854,933)      (527,011)
 Capital shares at par value of
  $.001 (Note 3)...................         1,784         1,726          1,585
 Additional paid-in capital........    21,387,909    19,545,635     17,307,899
                                      -----------   -----------    -----------
  Net assets.......................   $22,702,532   $20,861,046    $18,408,997
                                      -----------   -----------    -----------
*Investments in securities, at
 identified cost (Note 2)..........   $24,820,852   $21,756,308    $18,823,469
                                      -----------   -----------    -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------


                                            Aggressive   Moderate   Conservative
                                              Growth      Growth       Growth
                                             LifeStyle   LifeStyle   LifeStyle
                                               Fund        Fund         Fund
                                            ----------- ----------- ------------
NET ASSET VALUES:
Class A Shares
 Net assets at value......................   $4,063,959  $3,396,397   $3,420,482
 Shares outstanding.......................      319,639     281,384      295,187
Net asset value (NAV) and redemption price
 per share................................       $12.71      $12.07       $11.59
                                                 ------      ------       ------
Public offering price per share (100/94.25
 of NAV)
 On sales of $100,000 or more the offering
 price is reduced.........................       $13.49      $12.81       $12.30
                                                 ------      ------       ------
Class B Shares
 Net assets at value......................  $13,450,317 $11,842,757  $10,354,089
 Shares outstanding.......................    1,056,857     980,147      890,264
Net asset value, offering price and
 redemption price per share...............       $12.73      $12.08       $11.63
                                                 ------      ------       ------
Class C Shares
 Net assets at value......................     $184,340    $182,778     $150,158
 Shares outstanding.......................       14,397      15,094       12,844
Net asset value, offering price and
 redemption price per share...............       $12.80      $12.11       $11.69
                                                 ------      ------       ------
Class I Shares
 Net assets at value......................   $5,003,916  $5,439,114   $4,484,268
 Shares outstanding.......................      393,158     450,821      386,770
Net asset value, offering price and
redemption price per share................       $12.73      $12.06       $11.59
                                                 ------      ------       ------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------

                               Growth &      Large Cap      Mid Cap      Mid Cap     Science &
                                Income        Growth        Growth        Value     Technology
                                 Fund          Fund          Fund        Fund/1/      Fund/2/
                              -----------   -----------   -----------   ----------  -----------
INVESTMENT INCOME:
 Interest....................     $113,030      $194,309      $110,005     $72,091       $50,131
 Dividends (Net of $15,844,
  $1,016, $213 and $267
  withholding tax in the
  Growth & Income, Large Cap
  Growth, Mid Cap Growth and
  Science & Technology Funds,
  respectively)..............    3,419,656       179,137        66,781     137,350         2,694
                               -----------   -----------   -----------  ----------   -----------
  Total income...............    3,532,686       373,446       176,786     209,441        52,825
                               -----------   -----------   -----------  ----------   -----------
EXPENSES:
 Distribution for Class A....      141,047        26,687        30,089       6,708         6,270
 Distribution for Class B....    1,077,287       269,230       247,274      68,846        68,010
 Distribution for Class C....    1,627,385       250,016       232,919         494         1,345
 Service fee for Class I.....        6,405         9,860         7,458      11,389           909
 Investment adviser fee (Note
  5).........................    2,086,628       571,885       555,072     122,473        84,190
 Custodian fee...............      257,560        58,596        55,806      13,766         7,782
 Transfer agent fee..........      638,191       137,166       130,916      42,114        24,539
 Accounting/administration...      488,309        92,681        87,397       8,719         6,217
 Audit and legal fees........      165,777        32,309        30,160       7,927         4,093
 Miscellaneous...............      262,554        69,988        64,881      55,954        75,678
                               -----------   -----------   -----------  ----------   -----------
 Expenses before
  reimbursement by investment
  adviser....................    6,751,143     1,518,418     1,441,972     338,390       279,033
 Reimbursement of expenses by
  investment adviser
  (Note 5)...................      460,894       220,117       143,698      72,036       115,911
                               -----------   -----------   -----------  ----------   -----------
  Net expenses...............    6,290,249     1,298,301     1,298,274     266,354       163,122
                               -----------   -----------   -----------  ----------   -----------
  Net investment loss........   (2,757,563)     (924,855)   (1,121,488)    (56,913)     (110,297)
                               -----------   -----------   -----------  ----------   -----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FUTURES CONTRACTS, FOREIGN
 CURRENCY AND FORWARD FOREIGN
 CURRENCY CONTRACTS:
 Net realized gain/(loss) on:
 Investment transactions.....   34,507,070     8,263,343    13,547,675   1,363,892    (1,715,633)
 Futures contracts...........            -       (12,436)            -           -             -
 Foreign currency and
  forward foreign currency
  contracts..................            -        (1,518)         (184)          -        (2,189)
 Change in unrealized
  appreciation/(depreciation)
  on:
 Investments.................  (28,936,197)   (9,827,527)    1,554,570   3,297,838      (779,663)
 Translation of foreign
  currency and forward
  foreign currency
  contracts..................           12           (12)          (24)          -             -
                               -----------   -----------   -----------  ----------   -----------
  Net gain/(loss) on
   investments, futures
   contracts, foreign
   currency and forward
   foreign currency
   contracts.................    5,570,885    (1,578,150)   15,102,037   4,661,730    (2,497,485)
                               -----------   -----------   -----------  ----------   -----------
Net increase/(decrease) in
 net assets resulting from
 Operations..................   $2,813,322   ($2,503,005)  $13,980,549  $4,604,817   ($2,607,782)
                               -----------   -----------   -----------  ----------   -----------

---------------------
/1/Includes the financial results of the AGSPC2 Mid Cap Value Fund, which was reorganized into North American Mid Cap Value Fund on July 7, 2000. /2/Includes the financial results of the AGSPC2 Science & Technology Fund, which was reorganized into North American Science & Technology Fund on July 7, 2000.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------

                               Small Cap      Small Cap    Socially      Stock        Global
                                 Growth         Index     Responsible    Index        Equity
                                  Fund         Fund/1/      Fund/2/     Fund/3/        Fund
                              ------------    ---------   -----------  ---------   ------------
INVESTMENT INCOME:
 Interest....................        $93,537     $68,820      $69,382    $267,836         $86,866
 Dividends (Net of $47, $353,
  $1,418 and $73,360
  withholding tax in the
  Small Cap Index, Socially
  Responsible, Stock Index
  and Global Equity Funds,
  respectively)..............          8,594      90,683      106,473     271,627         760,190
                                ------------  ---------    ---------   ---------     ------------
  Total income...............        102,131     159,503      175,855     539,463         847,056
                                ------------  ---------    ---------   ---------     ------------
EXPENSES:
 Distribution for Class A....          8,617       9,656        5,204      20,596          32,316
 Distribution for Class B....         57,253      43,890       35,777     210,484         178,789
 Distribution for Class C....         22,481          41           91         549         310,964
 Service fee for Class I.....          8,767           -        8,708           -               -
 Investment adviser fee (Note
  5).........................        139,442      21,961       39,173      76,517         523,879
 Custodian fee...............         33,048       7,370        9,671      28,261         104,939
 Transfer agent fee..........         32,653      24,252       29,316      87,283         155,674
 Accounting/administration...         16,007       4,283        5,538      15,821         100,111
 Amortization of organization
  expense....................          6,581           -            -           -               -
 Audit and legal fees........          6,381       4,315        6,386      20,672          32,589
 Miscellaneous...............         21,122      34,322       56,860      64,649          71,031
                                ------------  ---------    ---------   ---------     ------------
 Expenses before
  reimbursement by investment
  adviser....................        352,352     150,090      196,724     524,832       1,510,292
 Reimbursement of expenses by
  investment adviser
  (Note 5)...................        107,930      48,995       84,144     154,890         115,350
                                ------------  ---------    ---------   ---------     ------------
  Net expenses...............        244,422     101,095      112,580     369,942       1,394,942
                                ------------  ---------    ---------   ---------     ------------
  Net investment
   income/(loss).............       (142,291)     58,408       63,275     169,521        (547,886)
                                ------------  ---------    ---------   ---------     ------------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FUTURES CONTRACTS, FOREIGN
 CURRENCY AND FORWARD FOREIGN
 CURRENCY CONTRACTS:
 Net realized gain/(loss) on:
 Investment transactions.....      2,190,821   1,029,508      (33,597)      8,715      (2,278,794)
 Futures contracts...........              -     (27,491)     (41,626)    164,278               -
 Foreign currency and
  forward foreign currency
  contracts..................              -           -            -           -         592,673
 Change in unrealized
  appreciation/(depreciation)
  on:
 Investments.................    (4,046,826)    (367,543)     212,439     678,065      (9,923,239)
 Futures contracts...........              -     (15,728)     (83,859)   (211,262)              -
 Translation of foreign
  currency and forward
  foreign currency
  contracts..................              -           -            -           -        (149,268)
                                ------------  ---------    ---------   ---------     ------------
  Net gain/(loss) on
   investments, futures
   contracts, foreign
   currency and forward
   foreign currency
   contracts.................    (1,856,005)     618,746       53,357     639,796     (11,758,628)
                                ------------  ---------    ---------   ---------     ------------
Net increase/(decrease) in
 net assets resulting from
 operations..................   ($1,998,296)    $677,154     $116,632    $809,317    ($12,306,514)
                                ------------  ---------    ---------   ---------     ------------

---------------------
/1/Includes the financial results of the AGSPC2 Small Cap Index Fund, which was reorganized into North American Small Cap Index Fund on July 7, 2000. /2/Includes the financial results of the AGSPC2 Socially Responsible Fund, which was reorganized into North American Socially Responsible Fund on July 7, 2000.
/3/Includes the financial results of the AGSPC2 Stock Index Fund, which was reorganized into North American Stock Index Fund on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------

                              International  International                            High Yield
                                 Equity        Small Cap     Balanced    Core Bond       Bond
                                  Fund           Fund          Fund        Fund        Fund/1/
                              -------------  -------------  ----------  -----------   ----------
INVESTMENT INCOME:
 Interest (Net of $1,016 and
  $32,919 withholding tax in
  Balanced and Core Bond,
  respectively).................    $46,926        $65,197  $1,577,723    $8,261,351  $7,379,039
 Dividends (Net of $65,003,
  $22,423 and $1,082
  withholding tax in the
  International Equity,
  International Small Cap and
  Balanced Funds,
  respectively)..............       417,741        168,556     341,045         4,063           -
                                 ----------     ----------  ----------   -----------  ----------
  Total income...............       464,667        233,753   1,918,768     8,265,414   7,379,039
                                 ----------     ----------  ----------   -----------  ----------
EXPENSES:
 Distribution for Class A....        19,093         21,276      20,979        12,104         573
 Distribution for Class B....       162,244        129,910     127,489        44,808      12,030
 Distribution for Class C....        63,986        114,276     434,292        35,079         744
 Service fee for Class I.....        10,494              -       2,974        12,555         109
 Investment adviser fee (Note
  5).........................       299,101        320,210     486,301       663,440     480,165
 Custodian fee...............        59,663        138,873      61,474        95,737      60,357
 Transfer agent fee..........        80,226         69,971     143,751       108,293     169,844
 Accounting/administration...        48,918         46,369     101,734       130,390      35,128
 Audit and legal fees........        17,244         15,796      34,097        54,788      34,380
 Miscellaneous...............        46,224         70,082      70,265       119,016     102,017
                                 ----------     ----------  ----------   -----------  ----------
 Expenses before
  reimbursement by investment
  adviser....................       807,193        926,763   1,483,356     1,276,210     895,347
 Reimbursement of expenses by
  investment adviser
  (Note 5)...................       101,244        166,768     169,480        66,001     257,818
                                 ----------     ----------  ----------   -----------  ----------
  Net expenses...............       705,949        759,995   1,313,876     1,210,209     637,529
                                 ----------     ----------  ----------   -----------  ----------
  Net investment
   income/(loss).............      (241,282)      (526,242)    604,892     7,055,205   6,741,510
                                 ----------     ----------  ----------   -----------  ----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FUTURES CONTRACTS, FOREIGN
 CURRENCY AND FORWARD FOREIGN
 CURRENCY CONTRACTS:
 Net realized gain/(loss) on:
 Investment transactions.....     6,800,924      2,239,050  (2,311,814)   (6,875,365) (3,080,092)
 Futures contracts...........       (90,708)             -           -             -           -
 Foreign currency and
  forward foreign currency
  contracts..................       (99,012)      (237,008)     52,789             -        (132)
 Change in unrealized
  appreciation/(depreciation)
  on:
 Investments.................    (4,312,320)    (1,519,207)  4,340,304    (1,935,720) (3,547,402)
 Futures contracts...........       (14,920)             -           -             -           -
 Translation of foreign
  currency and forward
  foreign currency
  contracts..................         1,648         (1,205)       (853)            -           -
                                 ----------     ----------  ----------   -----------  ----------
  Net gain/(loss) on
   investments, futures
   contracts, foreign
   currency and forward
   foreign currency
   contracts.................     2,285,612        481,630   2,080,426    (8,811,085) (6,627,626)
                                 ----------     ----------  ----------   -----------  ----------
Net increase/(decrease) in
 net assets resulting from
 operations..................    $2,044,330       ($44,612) $2,685,318   ($1,755,880)   $113,884
                                 ----------     ----------  ----------   -----------  ----------

---------------------
/1/Includes the financial results of the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on July 7, 2000.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                       U. S.                Municipal
                              Municipal  Strategic   Government    Money      Money
                                 Bond      Income    Securities    Market     Market
                                 Fund       Fund        Fund        Fund     Fund/1/
                              ---------  ----------  ----------  ---------- ---------
INVESTMENT INCOME:
 Interest ...................   $737,484 $4,369,896  $3,568,734  $1,774,475   $290,562
                              ---------  ----------  ----------  ---------- ---------
  Total income...............    737,484  4,369,896   3,568,734   1,774,475    290,562
                              ---------  ----------  ----------  ---------- ---------
EXPENSES:
 Distribution for Class A....      7,687     26,192     110,086           -      8,121
 Distribution for Class B....     46,249    180,981      98,571           -     21,856
 Distribution for Class C....     30,606    165,037      87,079           -          -
 Service fee for Class I.....          -      1,662           -           -          -
 Investment adviser fee (Note
  5).........................     76,875    322,001     300,110      56,326     32,947
 Custodian fee...............     32,625     82,851      51,183      40,040      7,013
 Transfer agent fee..........     29,045     98,918     112,589      76,553     22,674
 Accounting/administration...     19,678     70,665      81,338      41,454      3,882
 Audit and legal fees........      6,787     23,561      26,995      14,844      4,163
 Miscellaneous...............     23,687     51,799      60,651      37,653     35,676
                              ---------  ----------  ----------  ---------- ---------
 Expenses before
  reimbursement by investment
  adviser....................    273,239  1,023,667     928,602     266,870    136,332
 Reimbursement of expenses by
  investment adviser
  (Note 5)...................     77,977    133,830     181,196      72,800     49,099
                              ---------  ----------  ----------  ---------- ---------
  Net expenses...............    195,262    889,837     747,406     194,070     87,233
                              ---------  ----------  ----------  ---------- ---------
  Net investment income......    542,222  3,480,059   2,821,328   1,580,405    203,329
                              ---------  ----------  ----------  ---------- ---------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FOREIGN CURRENCY, FUTURES
 CONTRACTS AND FORWARD
 FOREIGN CURRENCY CONTRACTS:
 Net realized gain/(loss) on:
 Investment transactions.....      3,924 (3,322,029) (1,146,358)          -          -
 Foreign currency, forward
  foreign currency contracts
  and options................          -   (340,136)          -           -          -
 Change in unrealized
  appreciation/(depreciation)
  on:
 Investments.................    228,763  7,259,822     759,341                      -
 Translation of foreign
  currency and forward
  foreign currency
  contracts..................          -    (26,116)          -           -          -
                              ---------  ----------  ----------  ---------- ---------
  Net loss on investments,
   foreign currency and
   forward foreign currency
   contracts.................    232,687  3,571,541    (387,017)          -          -
                              ---------  ----------  ----------  ---------- ---------
Net increase in net assets
 resulting from operations...   $774,909 $7,051,600  $2,434,311  $1,580,405   $203,329
                              ---------  ----------  ----------  ---------- ---------

---------------------
/1/Includes the financial results of the AGSPC2 Municipal Money Market Fund, which was reorganized into North American Municipal Money Market Fund on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2000

-------------------------------------------------------------------------------

                                            Aggressive   Moderate   Conservative
                                              Growth      Growth       Growth
                                            LifeStyle   LifeStyle    LifeStyle
                                             Fund/1/     Fund/2/      Fund/3/
                                            ----------  ----------  ------------
INVESTMENT INCOME:
 Interest.................................        $942           -          $615
 Dividends................................   1,927,279  $1,409,608     1,116,617
                                            ----------  ----------    ----------
  Total income............................   1,928,221   1,409,608     1,117,232
                                            ----------  ----------    ----------
EXPENSES:
 Distribution for Class A.................       1,213         479           454
 Distribution for Class B.................      29,870      26,882        24,671
 Distribution for Class C.................         175         107            79
 Investment adviser fee (Note 5)..........      17,053      16,346        15,126
                                            ----------  ----------    ----------
 Expenses before reimbursement by
  investment adviser......................      48,311      43,814        40,330
 Reimbursement of expenses by investment
  adviser (Note 5)........................      15,187      12,863        12,047
                                            ----------  ----------    ----------
  Net expenses............................      33,124      30,951        28,283
                                            ----------  ----------    ----------
  Net investment income...................   1,895,097   1,378,657     1,088,949
                                            ----------  ----------    ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS
 Net realized gain/(loss) on:
 Investment transactions..................   2,315,208   1,725,763     1,266,446
 Change in unrealized
  appreciation/(depreciation) on:
 Investments..............................  (2,664,043) (1,594,261)     (993,763)
                                            ----------  ----------    ----------
  Net gain/(loss) on investments..........    (348,835)    131,502       272,683
                                            ----------  ----------    ----------
Net increase in net assets resulting from
 operations...............................  $1,546,262  $1,510,159    $1,361,632
                                            ----------  ----------    ----------

---------------------
/1/Includes the financial results of the AGSPC2 Aggressive Growth LifeStyle
  Fund, which was reorganized into North American Aggressive Growth LifeStyle Fund on July 7, 2000.
/2/Includes the financial results of the AGSPC2 Moderate Growth LifeStyle
  Fund, which was reorganized into North American Moderate Growth LifeStyle Fund on July 7, 2000.
/3/Includes the financial results of the AGSPC2 Conservative Growth LifeStyle
  Fund, which was reorganized into North American Conservative Growth LifeStyle Fund on July 7, 2000.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                 Growth & Income               Large Cap Growth             Mid Cap Growth
                                      Fund                           Fund                        Fund
                           ----------------------------    -------------------------   -------------------------
                               Year            Year           Year          Year          Year          Year
                              Ended           Ended           Ended         Ended         Ended         Ended
                             10/31/00        10/31/99       10/31/00      10/31/99      10/31/00      10/31/99
                           ------------    ------------    -----------   -----------   -----------   -----------
OPERATIONS:
 Net investment income
  (loss).................     ($2,757,563)    ($1,248,402)    ($924,855)    ($560,560)  ($1,121,488)    ($725,375)
 Net realized gain (loss)
  on:
 Investment
  transactions...........      34,507,070      29,073,940     8,263,343     6,256,855    13,547,675     8,025,646
 Futures contracts.......               -               -      (12,436)             -             -             -
 Foreign currency and
  forward foreign
  currency contracts.....               -            (244)       (1,518)       (2,574)         (184)            8
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments.............     (28,936,197)     27,366,787    (9,827,527)    2,622,980     1,554,570     1,370,689
 Foreign currency and
  forward foreign
  currency contracts.....              12             153           (12)           (7)          (24)            -
                             ------------    ------------   -----------   -----------   -----------   -----------
Net increase (decrease)
 in net assets resulting
 from operations.........       2,813,322      55,192,234    (2,503,005)    8,316,694    13,980,549     8,670,968
DISTRIBUTIONS FROM:
 Net realized gains on
  investments and foreign
  currency transactions
 Class A.................      (3,116,646)     (1,712,771)   (1,540,626)     (265,199)   (2,829,727)     (460,517)
 Class B.................      (9,002,149)     (3,082,778)   (5,453,064)     (781,956)   (8,060,558)   (1,326,329)
 Class C.................     (13,236,487)     (4,839,860)   (4,765,012)     (851,533)   (7,126,908)   (1,510,893)
 Class I.................               -               -    (1,547,819)            -    (1,875,158)            -
 Return of capital
 Class A.................                                             -             -       (13,112)            -
 Class B.................                                             -             -       (37,349)            -
 Class C.................                                             -             -       (33,023)            -
 Class I.................                                             -             -        (8,689)            -
 Class II................               -               -             -             -             -             -
Increase/(decrease) in
 net assets from capital
 share transactions (Note
 3)......................      58,168,030      11,521,213    59,674,609     7,329,284    40,167,528     1,712,126
                             ------------    ------------   -----------   -----------   -----------   -----------
Increase/(decrease) in
 net assets..............      35,626,070      57,078,038    43,865,083    13,747,290    34,163,553     7,085,355
Net assets at beginning
 of period...............     297,962,155     240,884,117    42,290,652    28,543,362    42,092,975    35,007,620
                             ------------    ------------   -----------   -----------   -----------   -----------
Net assets at end of
 period..................    $333,588,225    $297,962,155   $86,155,735   $42,290,652   $76,256,528   $42,092,975
                             ------------    ------------   -----------   -----------   -----------   -----------
Undistributed net
 investment income
 (loss)..................               -               -             -             -             -             -
                             ------------    ------------   -----------   -----------   -----------   -----------

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                     Science &
                               Mid Cap Value        Technology       Small Cap Growth
                                  Fund/1/             Fund/2/              Fund
                          ------------------------  -----------   ------------------------
                             Year          Year      3/01/00*        Year          Year
                             Ended        Ended         to           Ended        Ended
                           10/31/00      10/31/99    10/31/00      10/31/00      10/31/99
                          -----------   ----------  -----------   -----------   ----------
OPERATIONS:
 Net investment income
  (loss)................      ($56,913)    $23,827     ($110,297)    ($142,291)   ($19,249)
 Net realized gain
  (loss) on:
 Investment
  transactions..........     1,363,892   1,208,461    (1,715,633)    2,190,821      63,202
 Foreign currency and
  forward foreign
  currency contracts....             -                    (2,189)            -           -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............     3,297,838    (338,721)     (779,663)  (4,046,826)     309,851
                           -----------  ----------   -----------   -----------  ----------
Net increase (decrease)
 in net assets resulting
 from operations........     4,604,817     893,567    (2,607,782)  (1,998,296)     353,804
DISTRIBUTIONS FROM:
 Net investment income
 Class A................             -     (6,396)             -             -           -
 Class B................             -     (2,384)             -             -           -
 Class C................             -           -             -             -           -
 Class I................             -      (7,955)            -             -           -
 Class II...............             -     (12,262)            -             -           -
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................      (379,796)          -             -      (358,063)          -
 Class B................    (1,040,334)          -             -      (816,827)          -
 Class C................       (29,983)          -             -      (187,658)          -
 Class I................      (845,335)          -             -      (762,342)          -
 Class II...............      (181,253)          -             -                         -
Increase/(decrease) in
 net assets from capital
 share transactions
 (Note 3)...............    10,957,731   8,378,333    24,674,261    41,638,630     323,343
                           -----------  ----------   -----------   -----------  ----------
Increase/(decrease) in
 net assets.............    13,085,847   9,242,903    22,066,479    37,515,444     677,147
Net assets at beginning
 of period..............     9,246,853       3,950             -     1,324,331     647,184
                           -----------  ----------   -----------   -----------  ----------
Net assets at end of
 period.................   $22,332,700  $9,246,853   $22,066,479   $38,839,775  $1,324,331
                           -----------  ----------   -----------   -----------  ----------
Undistributed net
 investment income
 (loss).................             -           -   ($1,715,633)            -           -
                           -----------  ----------   -----------   -----------  ----------

---------------------
* Commencement of operations
/1/Includes the financial results of the AGSPC2 Mid Cap Value Fund, which was reorganized into North American Mid Cap Value Fund on July 7, 2000. /2/Includes the financial results of the AGSPC2 Science & Technology Fund, which was reorganized into North American Science & Technology Fund on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                             Small Cap Index       Socially Responsible           Stock Index
                                 Fund/1/                  Fund/2/                   Fund/3/
                          ----------------------  ------------------------  -------------------------
                             Year        Year        Year          Year        Year          Year
                            Ended       Ended        Ended        Ended        Ended         Ended
                           10/31/00    10/31/99    10/31/00      10/31/99    10/31/00      10/31/99
                          ----------  ----------  -----------   ----------  -----------   -----------
OPERATIONS:
 Net investment income
  (loss)................     $58,408     $33,820       $63,275     $48,228      $169,521       $68,733
 Net realized gain
  (loss) on:
  Investment
  transactions..........   1,029,508     653,965       (33,597)    348,904         8,715        54,301
  Futures contracts.....     (27,491)          -       (41,626)          -       164,278             -
 Change in unrealized
  appreciation
  (depreciation) on:
  Investments...........    (367,543)   (143,547)      212,439     763,646       678,065     1,473,041
  Futures contracts.....     (15,728)          -       (83,859)          -      (211,262)            -
                          ----------  ----------   -----------  ----------   -----------   -----------
Net increase (decrease)
 in net assets resulting
 from operations........     677,154     544,238       116,632   1,160,778       809,317     1,596,075
DISTRIBUTIONS FROM:
 Net investment income
 Class A................     (32,955)    (26,235)       (9,931)    (12,791)      (52,418)      (41,597)
 Class B................     (18,087)     (6,614)       (2,167)     (2,406)      (35,387)      (25,119)
 Class C................           -           -            (1)          -           (19)            -
 Class I................           -           -       (23,067)    (15,583)            -             -
 Class II...............           -           -        (7,932)    (17,934)            -             -
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................    (669,531)          -       (68,557)          -       (42,201)            -
 Class B................    (858,236)          -      (132,478)          -      (114,330)            -
 Class C................      (3,142)          -             -           -             -             -
 Class I................           -           -       (85,308)          -             -             -
 Class II...............           -           -       (62,077)          -             -             -
Increase/(decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   2,615,184   5,745,542     3,600,867   7,124,693    12,770,017    19,139,894
                          ----------  ----------   -----------  ----------   -----------   -----------
Increase/(decrease) in
 net assets.............   1,710,387   6,256,931     3,325,981   8,236,757    13,334,979    20,669,253
Net assets at beginning
 of period..............   6,261,931       5,000     8,241,757       5,000    20,674,253         5,000
                          ----------  ----------   -----------  ----------   -----------   -----------
Net assets at end of
 period.................  $7,972,318  $6,261,931   $11,567,738  $8,241,757   $34,009,232   $20,674,253
                          ----------  ----------   -----------  ----------   -----------   -----------
Undistributed net
 investment income
 (loss).................      $6,179        $971       $20,177           -       $83,714        $2,017
                          ----------  ----------   -----------  ----------   -----------   -----------

---------------------
/1/Includes the financial results of the AGSPC2 Small Cap Index Fund, which was reorganized into North American Small Cap Index Fund on July 7, 2000. /2/Includes the financial results of the AGSPC2 Socially Responsible Fund, which was reorganized into North American Socially Responsible Fund on July 7, 2000.
/3/Includes the financial results of the AGSPC2 Stock Index Fund, which was reorganized into North American Stock Index Fund on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                               Global Equity            International Equity       International  Small Cap
                                    Fund                        Fund                         Fund
                          -------------------------   -------------------------   ---------------------------
                             Year          Year          Year          Year           Year           Year
                             Ended         Ended         Ended         Ended         Ended          Ended
                           10/31/00      10/31/99      10/31/00      10/31/99       10/31/00       10/31/99
                          -----------   -----------   -----------   -----------   ------------   ------------
OPERATIONS:
 Net investment income
  (loss)................     ($547,886)     ($93,660)    ($241,282)     ($93,263)     ($526,242)     ($218,092)
 Net realized gain
  (loss) on:
 Investment
  transactions..........    (2,278,794)   15,363,203     6,800,924     2,202,524      2,239,050      4,674,222
 Futures contracts......             -             -       (90,708)     (105,083)             -              -
 Foreign currency and
  forward foreign
  currency contracts....       592,673      (270,661)      (99,012)      (41,996)      (237,008)       (58,974)
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............    (9,923,239)   (8,810,322)  (10,872,098)    2,780,190     (1,519,207)       127,096
 Futures contracts......             -             -       (14,920)      (27,820)             -              -
 Foreign currency and
  forward foreign
  currency contracts....      (149,268)      365,478       548,727       152,371         (1,205)          (958)
                           -----------   -----------   -----------   -----------   ------------   ------------
Net increase (decrease)
 in net assets resulting
 from operations........   (12,306,514)    6,554,038    (3,968,369)    4,866,923        (44,612)     4,523,294
DISTRIBUTIONS FROM:
 Net investment income
 Class A................             -             -       (33,276)            -              -              -
 Class B................             -             -       (19,674)            -              -              -
 Class C................             -             -        (9,233)            -              -              -
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................    (1,483,161)   (2,303,340)     (307,060)      (12,093)      (662,245)             -
 Class B................    (3,256,058)   (2,219,820)   (1,068,998)      (44,312)    (1,814,636)             -
 Class C................    (5,705,060)   (4,228,655)     (499,719)      (25,387)    (1,423,034)             -
Increase/(decrease) in
 net assets from capital
 share transactions
 (Note 3)...............   (22,339,662)  (33,579,885)   28,059,117    (5,598,242)    15,806,860     (4,278,804)
                           -----------   -----------   -----------   -----------   ------------   ------------
Increase/(decrease) in
 net assets.............   (45,090,455)  (35,777,662)   22,152,788      (813,111)    11,862,333        244,490
Net assets at beginning
 of period..............    83,338,534   119,116,196    24,945,979    25,759,090     15,698,019     15,453,529
                           -----------   -----------   -----------   -----------   ------------   ------------
Net assets at end of
 period.................   $38,248,079   $83,338,534   $47,098,767   $24,945,979    $27,560,352    $15,698,019
                           -----------   -----------   -----------   -----------   ------------   ------------
Undistributed net
 investment income
 (loss).................        $1,969     ($147,081)       $6,160       $53,768              -              -
                           -----------   -----------   -----------   -----------   ------------   ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                   Balanced                    Core Bond                 High Yield Bond
                                     Fund                         Fund                       Fund/1/
                           -------------------------   ---------------------------   -------------------------
                              Year          Year           Year           Year          Year          Year
                              Ended         Ended         Ended           Ended         Ended         Ended
                            10/31/00      10/31/99       10/31/00       10/31/99      10/31/00      10/31/99
                           -----------   -----------   ------------    -----------   -----------   -----------
OPERATIONS:
 Net investment income
  (loss).................      $604,892    $1,525,974      $7,055,205      $937,686    $6,741,510    $5,380,873
 Net realized gain (loss)
  on:
 Investment
  transactions...........    (2,311,814)    9,063,680      (6,875,365)     (205,464)   (3,080,092)     (710,603)
 Foreign currency and
  forward foreign
  currency contracts.....        52,789       (43,308)              -             -          (132)            -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments.............     4,340,304    (9,389,607)      5,847,043      (979,000)   (3,547,402)   (3,045,287)
 Foreign currency and
  forward foreign
  currency contracts.....          (853)         (920)              -             -             -             -
                            -----------   -----------    ------------   -----------   -----------   -----------
Net increase (decrease)
 in net assets resulting
 from operations.........     2,685,318     1,155,819       6,026,883      (246,778)      113,884     1,624,983
DISTRIBUTIONS FROM:
 Net investment income
 Class A.................      (155,664)     (284,543)       (207,981)     (366,860)      (19,839)       (5,419)
 Class B.................      (275,166)     (243,851)       (243,095)     (279,710)     (108,244)      (24,330)
 Class C.................    (1,059,003)     (835,387)       (192,049)     (326,493)       (6,579)            -
 Class I.................           (18)            -        (348,474)            -        (1,395)       (4.874)
 Class II................             -             -      (5,963,986)            -    (6,393,004)   (5,346,250)
 Net realized gains on
  investments and foreign
  currency transactions
 Class A.................      (714,922)   (1,061,187)              -             -             -             -
 Class B.................    (1,649,177)   (1,381,136)              -             -             -             -
 Class C.................    (6,385,744)   (4,691,171)              -             -             -             -
 Distributions in excess
  of net investment
  income
 Class A.................             -             -          (4,740)            -             -             -
 Class B.................             -             -          (5,541)            -             -             -
 Class C.................             -             -          (4,377)            -             -             -
 Class I.................             -             -          (7,943)            -             -             -
 Class II................             -             -        (135,934)            -             -             -
 Return of Capital
 Class A.................             -             -         (23,205)            -             -             -
 Class B.................             -             -         (27,123)            -             -             -
 Class C.................             -             -         (21,427)            -             -             -
 Class I.................             -             -         (38,880)            -             -             -
 Class II................             -             -        (665,413)            -             -             -
Increase (decrease) in
 net assets from capital
 share transactions (Note
 3)......................       673,750   (17,488,266)    338,854,539    (3,491,641)    8,349,306    66,956,997
                            -----------   -----------    ------------   -----------   -----------   -----------
Increase (decrease) in
 net assets..............    (6,880,626)  (24,829,722)    336,991,254    (4,711,482)    1,934,129    63,201,107
Net assets at beginning
 of period...............    73,562,936    98,392,658      12,394,748    17,106,230    63,206,107         5,000
                            -----------   -----------    ------------   -----------   -----------   -----------
Net assets at end of
 period..................   $66,682,310   $73,562,936    $349,386,002   $12,394,748   $65,140,236   $63,206,107
                            -----------   -----------    ------------   -----------   -----------   -----------
Undistributed net
 investment income
 (loss)..................      $438,881    $1,271,183       ($509,240)     ($20,882)     $215,412        $1,323
                            -----------   -----------    ------------   -----------   -----------   -----------

---------------------
/1/Includes the financial results of the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                               Municipal Bond             Strategic Income         U. S. Government Securities
                                    Fund                        Fund                           Fund
                          -------------------------   -------------------------   -----------------------------
                             Year          Year          Year          Year           Year            Year
                             Ended         Ended         Ended         Ended          Ended           Ended
                           10/31/00      10/31/99      10/31/00      10/31/99       10/31/00        10/31/99
                          -----------   -----------   -----------   -----------   -------------   -------------
OPERATIONS:
 Net investment income
  (loss)................      $542,222      $594,894    $3,480,059    $5,106,661      $2,821,328      $3,700,215
 Net realized gain
  (loss) on:
 Investment
  transactions..........         3,924       (75,958)   (3,322,029)   (3,377,733)     (1,146,358)       (821,237)
 Foreign currency and
  forward foreign
  currency contracts ...             -             -      (340,136)     (246,365)              -               -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments............      228,763    (1,012,148)    7,259,822      (281,966)        759,341      (2,669,738)
 Foreign currency and
  forward foreign
  currency contracts ...            -             -       (26,116)      255,346               -               -
                           -----------   -----------   -----------   -----------   -------------   -------------
Net increase (decrease)
 in net assets resulting
 from operations........       774,909      (493,212)    7,051,600     1,455,943       2,434,311         209,240
DISTRIBUTIONS FROM :
 Net investment income
 Class A................      (241,752)     (241,991)     (563,766)     (985,588)     (1,814,535)     (2,291,801)
 Class B................      (179,259)     (182,925)   (1,257,549)   (2,027,623)       (500,572)       (622,804)
 Class C................      (120,948)     (169,977)   (1,150,833)   (2,174,265)       (442,305)       (572,045)
 Class I................             -             -       (58,485)            -               -               -
 Net realized gains on
  investments and
  foreign currency
  transactions
 Class A................             -             -             -       (94,062)              -               -
 Class B................             -             -             -      (189,150)              -               -
 Class C................             -             -             -      (202,710)              -               -
 In excess of net
  investment income
 Class A................             -             -       (24,282)            -               -        (166,512)
 Class B................             -             -       (54,164)            -               -         (45,250)
 Class C................             -             -       (49,567)            -               -         (41,562)
 Class I................             -             -        (2,519)            -               -               -
 Return of capital
 Class A................             -             -       (78,951)            -        (119,523)       (127,295)
 Class B................             -             -      (176,110)            -         (32,973)        (34,593)
 Class C................             -             -      (161,165)            -         (29,135)        (31,774)
 Class I ...............             -             -        (8,190)            -               -               -
Increase/(decrease) in
 net assets from capital
 share transactions
 (Note 3)...............     3,691,639    (2,589,104)  (17,290,100)  (22,740,011)    (13,043,070)    (18,269,612)
                           -----------   -----------   -----------   -----------   -------------   -------------
Increase/(decrease) in
 net assets.............     3,924,589    (3,677,209)  (13,824,081)  (26,957,466)    (13,547,802)    (21,994,008)
Net assets at beginning
 of period..............    12,562,521    16,239,730    51,086,038    78,043,504      58,188,373      80,182,381
                           -----------   -----------   -----------   -----------   -------------   -------------
Net assets at end of
 period.................   $16,487,110   $12,562,521   $37,261,957   $51,086,038     $44,640,571     $58,188,373
                           -----------   -----------   -----------   -----------   -------------   -------------
Undistributed net
 investment income
 (loss).................             -         ($263)      ($1,756)     ($94,527)      ($433,764)      ($488,884)
                           -----------   -----------   -----------   -----------   -------------   -------------

    The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                Money Market           Municipal Money Market
                                    Fund                      Fund/1/
                          -------------------------   ------------------------
                             Year          Year          Year         Year
                             Ended         Ended         Ended        Ended
                           10/31/00      10/31/99      10/31/00     10/31/99
                          -----------   -----------   -----------  -----------
OPERATIONS:
 Net investment income
  (loss)................    $1,580,405      $986,731     $203,329      $99,461
 Net realized gain
  (loss) on:
 Investment
  transactions..........             -           572            -            -
                           -----------   -----------  -----------  -----------
Net increase (decrease)
 in net assets resulting
 from operations........     1,580,405       987,303      203,329       99,461
DISTRIBUTIONS FROM:
 Net investment income
 Class A................      (772,737)     (390,560)    (132,291)     (61,916)
 Class B................      (290,963)     (226,689)     (70,804)     (37,545)
 Class C................      (407,623)    (370,054)         (234)           -
 Class I................      (109,082)           -             -            -
 Class II...............             -            -             -            -
Increase (decrease) in
 net assets from capital
 share transactions
 (Note 3)...............    27,800,384   (5,226,114)      844,619    6,487,300
                           -----------  -----------   -----------  -----------
Increase (decrease) in
 net assets.............    27,800,384   (5,226,114)      844,619    6,487,300
Net assets at beginning
 of period..............    19,225,098   24,451,212     6,492,300        5,000
                           -----------  -----------   -----------  -----------
Net assets at end of
 period.................   $47,025,482  $19,225,098    $7,336,919   $6,492,300
                           -----------  -----------   -----------  -----------
Undistributed net
 investment income
 (loss).................             -            -             -            -
                           -----------  -----------   -----------  -----------

---------------------
/1/Includes the financial results of the AGSPC2 Municipal Money Market Fund, which was reorganized into North American Municipal Money Market Fund on July 7, 2000.

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                              Aggressive Growth          Moderate Growth           Conservative Growth
                              LifeStyle Fund/1/         LifeStyle Fund/2/           LifeStyle Fund/3/
                           ------------------------  -------------------------   -------------------------
                              Year          Year        Year          Year          Year          Year
                              Ended        Ended        Ended         Ended         Ended         Ended
                            10/31/00      10/31/99    10/31/00      10/31/99      10/31/00      10/31/99
                           -----------   ----------  -----------   -----------   -----------   -----------
OPERATIONS:
 Net investment income
  (loss).................    $1,895,097     $43,845    $1,378,657       $98,624    $1,088,949      $144,689
 Net realized gain (loss)
  on:
  Investment
  transactions...........     2,315,208     131,422     1,725,763        87,982     1,266,446        99,813
 Change in unrealized
  appreciation
  (depreciation) on:
  Investments............    (2,664,043)    989,990    (1,594,261)      739,328      (993,763)      466,752
                            -----------  ----------   -----------   -----------   -----------   -----------
Net increase (decrease)
 in net assets resulting
 from operations.........     1,546,262   1,165,257     1,510,159       925,934     1,361,632       711,254
DISTRIBUTIONS FROM:
 Net investment income...
 Class A.................      (226,879)     (7,843)     (169,786)      (18,579)     (124,818)      (28,694)
 Class B.................      (689,398)    (13,419)     (519,113)      (35,672)     (414,293)      (52,880)
 Class C.................             -           -          (187)            -           (67)            -
 Class I.................      (262,331)     (7,389)     (208,960)      (18,006)     (156,504)      (25,850)
 Class II................       (52,621)     (7,384)      (48,561)      (15,562)      (42,954)      (25,592)
 Net realized gains on
  investments and foreign
  currency transactions..
 Class A.................       (24,592)          -       (15,414)            -       (16,902)            -
 Class B.................       (68,467)          -       (48,559)            -       (57,065)            -
 Class C.................             -           -             -             -             -             -
 Class I.................       (19,815)          -       (12,830)            -       (14,923)            -
 Class II................       (18,542)          -       (11,178)            -       (12,830)            -
Increase (decrease) in
 net assets from capital
 share transactions (Note
 3)......................    12,632,538   8,752,155     9,937,957     9,604,403     7,305,706     9,998,777
                            -----------  ----------   -----------   -----------   -----------   -----------
Increase (decrease) in
 net assets..............    12,816,155   9,881,377    10,413,528    10,442,518     7,826,982    10,577,015
Net assets at beginning
 of period...............     9,886,377       5,000    10,447,518         5,000    10,582,015         5,000
                            -----------  ----------   -----------   -----------   -----------   -----------
Net assets at end of
 period..................   $22,702,532  $9,886,377   $20,861,046   $10,447,518   $18,408,997   $10,582,015
                            -----------  ----------   -----------   -----------   -----------   -----------
Undistributed net
 investment income
 (loss)..................      $217,388      $7,810      $217,410       $10,805      $224,479       $11,673
                            -----------  ----------   -----------   -----------   -----------   -----------

---------------------
/1/Includes the financial results of the AGSPC2 Aggressive Growth LifeStyle
  Fund, which was reorganized into North Aggressive Growth LifeStyle Fund on July 7, 2000.
/2/Includes the financial results of the AGSPC2 Moderate Growth LifeStyle
  Fund, which was reorganized into North American Moderate Growth LifeStyle Fund on July 7, 2000.
/3/Includes the financial results of the AGSPC2 Conservative Growth LifeStyle
  Fund, which was reorganized into North American Conservative Growth LifeStyle Fund on July 7, 2000.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Growth & Income Fund
                            ---------------------------------------------------
                                                Class A
                            ---------------------------------------------------
                              Year       Year       Year      Year      Year
                              Ended      Ended     Ended     Ended      Ended
                            10/31/00*  10/31/99*  10/31/98  10/31/97  10/31/96*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $28.78     $24.26    $21.77    $17.56     $14.72
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.09)      0.03      0.08      0.14       0.18
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       0.80       5.45      4.14      5.26       2.99
                            ---------------------------------------------------
 Total from investment
  operations                     0.71       5.48      4.22      5.40       3.17
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -         -     (0.15)     (0.21)
 Distributions from
  realized capital gains        (2.43)     (0.96)    (1.70)    (1.04)     (0.12)
 Distributions in excess of
  net investment income             -          -     (0.03)        -          -
                            ---------------------------------------------------
 Total distributions            (2.43)     (0.96)    (1.73)    (1.19)     (0.33)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $27.06     $28.78    $24.26    $21.77     $17.56
--------------------------------------------------------------------------------
Total Return                    2.39%     23.11%    20.82%    31.95%     21.84%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                     $46,581    $37,210   $42,916   $34,186    $18,272
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets            1.45%      1.34%     1.34%     1.34%      1.34%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                   (0.33%)     0.11%     0.34%     0.66%      1.10%
--------------------------------------------------------------------------------
 Portfolio turnover rate          31%        28%       18%       39%        49%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                       1.61%      1.49%     1.45%     1.50%      1.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Growth & Income Fund
                            ---------------------------------------------------
                                                Class B
                            ---------------------------------------------------
                              Year       Year       Year      Year      Year
                              Ended      Ended     Ended     Ended      Ended
                            10/31/00*  10/31/99*  10/31/98  10/31/97  10/31/96*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $28.28     $24.01    $21.67    $17.50     $14.69
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.26)     (0.15)    (0.07)     0.01       0.07
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       0.79       5.38      4.11      5.23       2.99
                            ---------------------------------------------------
 Total from investment
  operations                     0.53       5.23      4.04      5.24       3.06
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -          -         -     (0.03)     (0.13)
 Distributions from
  realized capital gains        (2.43)     (0.96)    (1.70)    (1.04)     (0.12)
                            ---------------------------------------------------
 Total distributions            (2.43)     (0.96)    (1.70)    (1.07)     (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $26.38     $28.28    $24.01    $21.67     $17.50
--------------------------------------------------------------------------------
Total Return                    1.75%     22.28%    20.04%    31.40%     21.08%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                    $106,464   $104,695   $75,574   $54,871    $34,740
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets            2.10%      1.99%     1.99%     1.99%      1.99%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                   (0.97%)    (0.54%)   (0.32%)    0.01%      0.45%
--------------------------------------------------------------------------------
 Portfolio turnover rate          31%        28%       18%       39%        49%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                       2.27%      2.13%     2.10%     2.15%      2.20%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                              Growth & Income Fund
                          -----------------------------------------------------------------
                                               Class C                            Class I
                          -----------------------------------------------------  ----------
                                                     Year      Year      Year     7/10/00*
                          Year Ended  Year Ended    Ended     Ended     Ended        to
                          10/31/00**  10/31/99 **  10/31/98  10/31/97  10/31/96  10/31/00**
---------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $28.39       $24.10    $21.75    $17.56    $14.71      $28.25
---------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.27)       (0.15)    (0.07)     0.01      0.07       (0.02)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              0.80         5.40      4.12      5.25      3.00       (1.12)
                                      -------------------------------------------------------
 Total from investment
  operations                    0.53         5.25      4.05      5.26      3.07       (1.14)
                                      -------------------------------------------------------
Distributions
 Dividends from net
  investment income                -            -         -     (0.03)    (0.10)
 Distributions from
  realized capital gains       (2.43)       (0.96)    (1.70)    (1.04)    (0.12)
                                      -------------------------------------------------------
 Total distributions           (2.43)       (0.96)    (1.70)    (1.07)    (0.22)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $26.49       $28.39    $24.10    $21.75    $17.56      $27.11
---------------------------------------------------------------------------------------------
Total Return                   1.74%       22.28%    20.00%    31.37%    21.12%      (4.04%)+
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $170,277     $156,056  $122,395   $98,250   $74,825     $10,267
---------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.10%        1.99%     1.99%     1.99%     1.99%       1.27%#
---------------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          (0.97%)      (0.54%)   (0.31%)    0.01%     0.45%      (0.26%)#
---------------------------------------------------------------------------------------------
 Portfolio turnover rate         31%          28%       18%       39%       49%         31%+
---------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.27%        2.13%     2.10%     2.13%     2.20%       1.44%#
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Large Cap Growth Fund
                                    (formerly Growth Equity Fund)
                          -----------------------------------------------------
                                               Class A
                          -----------------------------------------------------
                                                     Year      Year    3/04/96*
                          Year Ended  Year Ended    Ended     Ended       to
                          10/31/00**  10/31/99 **  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $21.44       $17.73    $17.01    $13.78    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.21)       (0.19)    (0.07)    (0.03)     0.28
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              1.72         5.05      2.22      3.45      1.00
                                              ----------------------------------
 Total from investment
  operations                    1.51         4.86      2.15      3.42      1.28
                                              ----------------------------------
Distributions
 Dividends from net
  investment income                -            -         -     (0.19)        -
 Distributions from
  realized capital gains       (4.66)       (1.15)    (1.43)        -         -
                                              ----------------------------------
 Total distributions           (4.66)       (1.15)    (1.43)    (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $18.29       $21.44    $17.73    $17.01    $13.78
--------------------------------------------------------------------------------
Total Return                   5.66%       28.57%    13.85%    25.13%    10.24%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $9,548       $5,656    $3,919    $3,053    $2,244
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.51%        1.65%     1.65%     1.65%     1.65%#
--------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to
  average net assets          (0.93%)       (0.94)   (0.43%)   (0.17%)    4.11%#
--------------------------------------------------------------------------------
 Portfolio turnover rate        196%         145%      115%      181%      450%#
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   1.85%        1.90%     1.91%     2.28%     2.71%#
--------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                        Large Cap Growth Fund
                                    (formerly Growth Equity Fund)
                          -----------------------------------------------------
                                               Class B
                          -----------------------------------------------------
                                                     Year      Year    3/04/96*
                          Year Ended  Year Ended    Ended     Ended       to
                          10/31/00**  10/31/99 **  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $20.96       $17.46    $16.90    $13.73    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.34)       (0.31)    (0.18)    (0.13)     0.24
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              1.70         4.96      2.17      3.46      0.99
                          ---------------------------------------------------
 Total from investment
  operations                    1.36         4.65      1.99      3.33      1.23
                          ---------------------------------------------------
Distributions
 Dividends from net
  investment income                -            -         -     (0.16)        -
 Distributions from
  realized capital gains       (4.66)       (1.15)    (1.43)        -         -
                          ---------------------------------------------------
 Total distributions           (4.66)       (1.15)    (1.43)    (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $17.66       $20.96    $17.46    $16.90    $13.73
--------------------------------------------------------------------------------
Total Return                   5.01%       27.77%    12.93%    24.50%     9.84%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $34,711      $17,171   $11,659    $9,040    $4,748
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.15%        2.30%     2.30%     2.30%     2.30%#
--------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to
  average net assets          (1.57%)      (1.58%)   (1.07%)   (0.82%)    4.18%#
--------------------------------------------------------------------------------
 Portfolio turnover rate        196%         145%      115%      181%      450%#
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.50%        2.52%     2.56%     2.78%     3.06%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Large Cap Growth Fund
                                         (formerly Growth Equity Fund)
                          ----------------------------------------------------------------
                                              Class C                            Class I
                          ----------------------------------------------------  ----------
                                                    Year      Year    3/04/96*   7/10/00*
                          Year Ended  Year Ended   Ended     Ended       to         to
                          10/31/00**  10/31/99**  10/31/98  10/31/97  10/31/96  10/31/00**
--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $20.93      $17.44    $16.89    $13.73    $12.50      $22.08
--------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.35)      (0.31)    (0.20)    (0.13)     0.24       (0.03)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              1.72        4.95      2.18      3.46      0.99       (1.93)
                          -------------------------------------------------------------
 Total from investment
  operations                    1.37        4.64      1.98      3.33      1.23       (1.96)
                          -------------------------------------------------------------
Distributions
 Dividends from net
  investment income                -           -         -     (0.17)        -
 Distributions from
  realized capital gains       (4.66)      (1.15)    (1.43)        -         -       (1.70)
                          -------------------------------------------------------------
 Total distributions           (4.66)      (1.15)    (1.43)    (0.17)                (1.70)
--------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $17.64      $20.93    $17.44    $16.89    $13.73      $18.42
--------------------------------------------------------------------------------------------
Total Return                   5.06%      27.75%    12.87%    24.50%     9.84%+     (9.04%)+
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $22,780     $19,463   $12,965   $12,766    $6,494     $19,117
--------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.23%       2.30%     2.30%     2.30%     2.30%#      1.07%#
--------------------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to
  average net assets          (1.64%)     (1.58%)   (1.06%)   (0.82%)    4.13%#     (0.47%)#
--------------------------------------------------------------------------------------------
 Portfolio turnover rate        196%        145%      115%      181%      450%#       196%+
--------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.52%       2.52%     2.56%     2.75%     2.96%#      1.64%#
--------------------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                        Mid Cap Growth Fund
                                   (formerly Small/Mid Cap Fund)
                          ----------------------------------------------------
                                              Class A
                          ----------------------------------------------------
                             Year        Year       Year      Year    3/04/96*
                            Ended       Ended      Ended     Ended       to
                          10/31/00**  10/31/99**  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $18.52      $16.09    $15.51    $12.62    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.27)      (0.21)    (0.15)    (0.14)    (0.02)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              6.33        4.12      0.97      3.03      0.14
                          ----------------------------------------------------
 Total from investment
  operations                    6.06        3.91      0.82      2.89      0.12
                          ----------------------------------------------------
Distributions
 Distributions from
  realized capital gains       (6.68)      (1.48)    (0.24)        -         -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $17.90      $18.52    $16.09    $15.51    $12.62
--------------------------------------------------------------------------------
Total Return                  35.03%      25.50%     5.51%    22.90%     0.96%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $11,718      $5,970    $4,814    $4,170    $2,966
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.59%       1.68%     1.68%     1.68%     1.68%#
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          (1.30%)     (1.15%)   (0.90%)   (1.02%)   (0.40%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate        210%        181%      162%      145%       92%#
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   1.88%       1.89%     1.93%     2.24%     2.69%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Mid Cap Growth Fund
                                    (formerly Small/Mid Cap Fund)
                          ------------------------------------------------------
                                               Class B
                          ------------------------------------------------------
                             Year        Year       Year       Year     3/04/96*
                            Ended       Ended      Ended      Ended        to
                          10/31/00**  10/31/99**  10/31/98  10/31/97**  10/31/96
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $17.99      $15.77    $15.33      $12.58    $12.50
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.41)      (0.32)    (0.25)      (0.23)    (0.05)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              6.13        4.02      0.93        2.98      0.13
                          ------------------------------------------------------
 Total from investment
  operations                    5.72        3.70      0.68        2.75      0.08
                          ------------------------------------------------------
Distributions
 Distributions from
  realized capital gains       (6.68)      (1.48)    (0.24)          -         -
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $17.03      $17.99    $15.77      $15.33    $12.58
----------------------------------------------------------------------------------
Total Return                  34.04%      24.62%     4.65%      21.86%     0.64%+
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $29,978     $17,184   $13,972     $11,802    $6,659
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.31%       2.33%     2.33%       2.33%     2.33%#
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          (2.01%)     (1.80%)   (1.55%)     (1.67%)   (1.05%)#
----------------------------------------------------------------------------------
 Portfolio turnover rate        210%        181%      162%        145%       92%#
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.54%       2.54%     2.58%       2.79%     3.05%#
----------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                               Mid Cap Growth Fund
                                         (formerly Small/Mid Cap Fund)
                          -------------------------------------------------------------------
                                               Class C                              Class I
                          ------------------------------------------------------   ----------
                             Year        Year       Year       Year     3/04/96*    7/10/00*
                            Ended       Ended      Ended      Ended        to          to
                          10/31/00**  10/31/99**  10/31/98  10/31/97**  10/31/96   10/31/00**
-----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $18.02      $15.79    $15.35      $12.59    $12.50       $21.70
-----------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.41)      (0.32)    (0.25)      (0.23)    (0.05)       (0.08)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              6.13        4.03      0.93        2.99      0.14        (0.15)
                          -------------------------------------------------------------------
 Total from investment
  operations                    5.72        3.71      0.68        2.76      0.09        (0.23)
                          -------------------------------------------------------------------
Distributions
 Distributions from
  realized capital gains       (6.68)      (1.48)    (0.24)          -         -        (3.50)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $17.06      $18.02    $15.79      $15.35    $12.59       $17.97
-----------------------------------------------------------------------------------------------
Total Return                  33.95%      24.65%     4.64%      21.92%     0.72%+      (0.85%)+
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $22,913     $18,939   $16,221     $13,471    $8,241      $11,647
-----------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.33%       2.33%     2.33%       2.33%     2.33%#       1.37%#
-----------------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          (2.02%)     (1.80%)   (1.55%)     (1.67%)   (1.05%)#     (1.14%)#
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate        210%        181%      162%        145%       92%#        210%+
-----------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.54%       2.54%     2.58%       2.78%     3.04%#       1.67%#
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Mid Cap Value Fund/1/
                          ----------------------------------------------------------------------------
                                Class A               Class B          Class C          Class I
                          --------------------  --------------------  ----------  --------------------
                             Year       Year       Year       Year     7/31/00*      Year       Year
                            Ended      Ended      Ended      Ended        to        Ended      Ended
                          10/31/00**  10/31/99  10/31/00**  10/31/99  10/31/00**  10/31/00**  10/31/99
-------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.98    $10.00      $11.85    $10.00      $12.88      $11.95    $10.00
-------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    -      0.06       (0.09)        -       (0.05)      (0.02)     0.07
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              3.87      1.97        3.79      1.87        1.23        3.89      1.94
                          ----------------------------------------------------------------------------
 Total from investment
  operations                    3.87      2.03        3.70      1.87        1.18        3.87      2.01
                          ----------------------------------------------------------------------------
Distributions
 Dividends from net
  investment income                -     (0.05)          -     (0.02)          -                 (0.06)
 Distributions from
  realized capital gains       (2.24)                (2.24)                (0.80)      (2.24)
                          ----------------------------------------------------------------------------
 Total distributions           (2.24)    (0.05)      (2.24)    (0.02)      (0.80)      (2.24)    (0.06)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $13.61    $11.98      $13.31    $11.85      $13.26      $13.58    $11.95
-------------------------------------------------------------------------------------------------------
Total Return                  35.42%    20.23%      34.26%    18.71%       9.53%+     36.17%    20.18%
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $2,747    $1,728      $7,471    $4,555        $614     $11,501    $1,507
-------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.45%     1.29%       2.17%     2.04%       2.31%#      1.49%     1.17%
-------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to
  average net assets          (0.04%)    0.51%      (0.75%)   (0.26%)    (1.18%)#     (0.17%)    0.64%
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate        191%      177%        191%      177%        191%+       191%      177%
-------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   1.95%     2.43%       2.67%     2.77%       2.37%#      1.78%     2.51%
-------------------------------------------------------------------------------------------------------

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Mid Cap Value Fund, which was reorganized into North American Mid Cap Value Fund on that date.
* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                    Science & Technology Fund/1/
                             -------------------------------------------------
                              Class A      Class B      Class C      Class I
                             ----------   ----------   ----------   ----------
                              3/01/00*     3/01/00*     7/12/00*     3/01/00*
                                 to           to           to           to
                             10/31/00**   10/31/00**   10/31/00**   10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $10.00       $10.00        $8.48       $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   (0.04)       (0.07)       (0.03)       (0.03)
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (1.88)       (1.90)       (0.63)       (1.89)
                             -------------------------------------------------
 Total from investment
  operations                      (1.92)       (1.97)       (0.66)       (1.92)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $8.08        $8.03        $7.82        $8.08
--------------------------------------------------------------------------------
Total Return                    (19.20%)+    (19.70%)+     (7.78%)+    (19.20%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $4,623      $15,840       $1,065         $539
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              1.24%#       1.91%#       1.71%#       1.20%#
--------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to average
  net assets                     (0.64%)#     (1.37%)#     (1.11%)#     (0.48%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate           120%+        120%+        120%+        120%+
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                         1.92%#       2.59%#       2.37%#       1.88%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Small Cap Growth Fund
                                      (formerly Emerging Growth Fund)
                                 ---------------------------------------------
                                            Class A                  Class I
                                 --------------------------------   ----------
                                    Year        Year     1/06/98*    7/10/00*
                                   Ended       Ended        to          to
                                 10/31/00**  10/31/99**  10/31/98   10/31/00**
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                              $12.81       $8.88    $10.00       $19.82
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)         (0.12)      (0.15)    (0.08)       (0.07)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                     5.66        4.08     (1.04)       (1.42)
                                 ---------------------------------------------
 Total from investment
  operations                           5.54        3.93     (1.12)       (1.49)
Distributions
 Distributions from realized
  capital gains                       (1.08)                             (1.00)
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $17.27      $12.81     $8.88       $17.33
--------------------------------------------------------------------------------
Total Return                         43.62%      44.26%   (11.20%)+     (7.34%)+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                            $6,795        $224      $146      $14,154
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets                  1.35%       1.70%     1.70%#       1.11%#
--------------------------------------------------------------------------------
 Ratio of net investment income
  (loss) to average net assets       (0.66%)     (1.43%)   (1.00%)#     (0.37%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate               222%        129%       52%+        222%+
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser            2.10%       6.96%    15.48%#       1.69%#
--------------------------------------------------------------------------------

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Science & Technology Fund, which was reorganized into North American Science & Technology Fund on that date.
* Commencement of Operations
** Net investment income per share has been calculated using the average month-
   end share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                              Small Cap Growth Fund
                                         (formerly Emerging Growth Fund)
                          -------------------------------------------------------------------
                                     Class B                            Class C
                          --------------------------------   --------------------------------
                             Year        Year     1/06/98*      Year        Year     1/06/98*
                            Ended       Ended        to        Ended       Ended        to
                          10/31/00**  10/31/99**  10/31/98   10/31/00**  10/31/99**  10/31/98
-----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $12.57       $8.83    $10.00       $12.57       $8.84    $10.00
-----------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.24)      (0.21)    (0.12)       (0.29)      (0.21)    (0.12)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              5.55        3.95     (1.05)        5.59        3.94     (1.04)
                          -------------------------------------------------------------------
 Total from investment
  operations                    5.31        3.74     (1.17)        5.30        3.73     (1.16)
                          -------------------------------------------------------------------
Distributions
 Distributions from
  realized capital gains       (1.08)                             (1.08)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $16.80      $12.57     $8.83       $16.79      $12.57     $8.84
-----------------------------------------------------------------------------------------------
Total Return                  42.62%      42.36%   (11.70%)+     42.54%      42.19%   (11.60%)+
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $14,554        $660      $263       $3,337        $440      $238
-----------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.00%       2.35%     2.35%#       2.21%       2.35%     2.35%#
-----------------------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to
  average net assets          (1.31%)     (2.04%)   (1.76%)#     (1.56%)     (2.03%)   (1.67%)#
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate        222%        129%       52%#        222%        129%       52%#
-----------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.75%       7.58%    16.48%#       3.17%       7.60%    15.78%#
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       Small Cap Index Fund/1/
                          ------------------------------------------------------
                                Class A               Class B          Class C
                          --------------------  --------------------  ----------
                             Year       Year       Year       Year     8/23/00*
                            Ended      Ended      Ended      Ended        to
                          10/31/00**  10/31/99  10/31/00**  10/31/99  10/31/00**
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.03    $10.00      $11.03    $10.00      $11.56
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.13      0.10        0.05      0.02           -
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              1.08      1.03        1.07      1.03       (0.43)
                          ------------------------------------------------------
 Total from investment
  operations                    1.21      1.13        1.12      1.05       (0.43)
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.11)    (0.10)      (0.05)    (0.02)          -
 Distributions from
  realized capital gains       (2.34)        -       (2.34)        -       (1.25)
                          ------------------------------------------------------
 Total distributions           (2.45)    (0.10)      (2.39)    (0.02)      (1.25)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $9.79    $11.03       $9.76    $11.03       $9.88
----------------------------------------------------------------------------------
Total Return                  11.74%    11.32%      10.83%    10.53%      (3.07%)+
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $3,361    $2,900      $4,574    $3,361         $38
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        0.89%     0.83%       1.61%     1.58%       1.64%#
----------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       1.15%     0.97%       0.43%     0.23%       0.17%#
----------------------------------------------------------------------------------
 Portfolio turnover rate         63%       48%         63%       48%         63%+
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   1.19%     1.69%       1.91%     2.37%       2.02%#
----------------------------------------------------------------------------------

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Small Cap Index Fund, which was reorganized into North American Small Cap Index Fund on that date.
* Commencement of Operations
** Net investment income per share has been calculated using the average month-
   end share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                           Socially Responsible Fund/1/
                                      ------------------------------------------
                                            Class A               Class B
                                      --------------------  --------------------
                                         Year       Year       Year       Year
                                        Ended      Ended      Ended      Ended
                                      10/31/00**  10/31/99  10/31/00**  10/31/99
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $12.15    $10.00      $12.13    $10.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)               0.10      0.10        0.01      0.02
 Net realized and unrealized
  gain/(loss) on Investments and
  foreign currency                          0.21      2.15        0.23      2.13
                                      ------------------------------------------
 Total from investment operations           0.31      2.25        0.24      2.15
                                      ------------------------------------------
Distributions
 Dividends from net investment
  income                                   (0.06)   (0.10)      (0.01)    (0.02)
 Distributions from realized capital
  gains                                    (0.49)        -       (0.49)        -
                                      ------------------------------------------
 Total distributions                       (0.55)    (0.10)      (0.50)    (0.02)
---------------------------------------------------------------------------------
Net Asset Value, End of Period            $11.91    $12.15      $11.87    $12.13
---------------------------------------------------------------------------------
Total Return                               2.53%    22.53%+      1.88%    21.50%+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period (000's)        $1,896    $1,663      $3,649    $2,943
---------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                               0.94%     0.80%       1.65%     1.55%
---------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                       0.81%     0.87%       0.10%     0.09%
---------------------------------------------------------------------------------
 Portfolio turnover rate                     52%       24%         52%       24%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                 1.24%     1.97%       1.96%     2.49%
---------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                             Socially Responsible Fund/1/
                                            ---------------------------------
                                             Class C           Class I
                                            ----------   --------------------
                                             7/28/00*       Year       Year
                                                to         Ended      Ended
                                            10/31/00**   10/31/00**  10/31/99
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $12.09       $12.16    $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)                    (0.01)        0.11      0.11
 Net realized and unrealized gain/(loss) on
  Investments and foreign currency                             0.23      2.16
                                            ---------------------------------
 Total from investment operations                (0.01)        0.34      2.27
                                            ---------------------------------
Distributions
 Dividends from net investment income            (0.01)       (0.08)    (0.11)
 Distributions from realized capital gains           -        (0.49)        -
                                            ---------------------------------
 Total distributions                             (0.01)       (0.57)    (0.11)
------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.07       $11.93    $12.16
------------------------------------------------------------------------------
Total Return                                    (0.11%)+      2.72%    22.73%
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                 $57       $5,966    $2,098
------------------------------------------------------------------------------
 Ratio of total expenses to average net
  assets                                         2.23%#       0.88%     0.68%
------------------------------------------------------------------------------
 Ratio of net investment income/(loss) to
  average net assets                            (0.17%)#      0.97%     0.97%
------------------------------------------------------------------------------
 Portfolio turnover rate                           52%+         52%       24%
------------------------------------------------------------------------------
 Expense ratio before expense reimbursement
  by advisor                                     2.23%#       1.25%     1.89%
------------------------------------------------------------------------------

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Socially Responsible Fund, which was reorganized into North American Socially Responsible Fund on that date.
* Commencement of Operations
** Net investment income per share has been calculated using the average month-end share method
# Annualized
+ Non-annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Stock Index Fund/1/
                          ------------------------------------------------------
                                Class A               Class B            Class C
                          --------------------  --------------------  ----------------
                             Year       Year       Year       Year     7/17/00*
                            Ended      Ended      Ended      Ended        to
                          10/31/00**  10/31/99  10/31/00**  10/31/99  10/31/00**
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $12.32    $10.00      $12.23    $10.00      $13.38
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.14      0.11        0.05      0.02        0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              0.47      2.32        0.46      2.23       (0.83)
                          ------------------------------------------------------
 Total from investment
  operations                    0.61      2.43        0.51      2.25       (0.82)
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.10)    (0.11)      (0.02)    (0.02)      (0.01)
 Distributions from
  realized capital gains       (0.08)        -       (0.08)                    -
                          ------------------------------------------------------
 Total distributions           (0.18)    (0.11)      (0.10)    (0.02)      (0.01)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $12.75    $12.32      $12.64    $12.23      $12.55
--------------------------------------------------------------------------------------
Total Return                   4.91%    24.36%       4.21%    22.55%      (5.21%)+
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $8,543    $5,634     $24,966   $15,040        $500
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        0.78%     0.82%       1.49%     1.57%       1.35%#
--------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       1.12%     1.08%       0.42%     0.37%       0.30%#
--------------------------------------------------------------------------------------
 Portfolio turnover rate          2%       14%          2%       14%          2%+
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   1.12%     1.53%       1.83%     1.98%       1.84%#
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Global Equity Fund
                            ---------------------------------------------------
                                               Class A
                            ---------------------------------------------------
                               Year        Year      Year      Year      Year
                              Ended       Ended     Ended     Ended     Ended
                            10/31/00**   10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $16.12     $16.43    $16.32    $14.50    $13.84
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  (0.06)      0.08      0.02      0.06     (0.04)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       (2.86)      0.82      1.34      3.45      0.91
                            ---------------------------------------------------
 Total from investment
  operations                     (2.92)      0.90      1.36      3.51      0.87
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                  -          -     (0.22)    (0.05)    (0.21)
 Distributions from
  realized capital gains         (2.14)     (1.21)    (1.03)    (1.64)        -
                            ---------------------------------------------------
 Total distributions             (2.14)     (1.21)    (1.25)    (1.69)    (0.21)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $11.06     $16.12    $16.43    $16.32    $14.50
--------------------------------------------------------------------------------
Total Return                    (21.08)%    5.60%     8.90%    26.10%     6.33%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $8,610    $12,757   $31,055   $30,960   $25,924
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             1.86%      1.75%     1.75%     1.75%     1.75%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                    (0.42%)     0.47%     0.09%     0.33%    (0.30%)
--------------------------------------------------------------------------------
 Portfolio turnover rate          207%        38%       20%       28%      165%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                        2.06%      1.84%     1.75%     1.81%     1.83%
--------------------------------------------------------------------------------

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Stock Index Fund, which was reorganized into North American Stock Index Fund on that date.
*  Commencement of Operations
** Net investment income per share has been calculated using the average month-
   end share method
#  Annualized
+  Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                           Global Equity Fund
                             --------------------------------------------------
                                                Class B
                             --------------------------------------------------
                                Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             10/31/00**  10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $15.83    $16.24    $16.14    $14.36    $13.73
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   (0.14)    (0.04)    (0.11)    (0.05)    (0.14)
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (2.78)     0.84      1.35      3.47      0.91
                             -------------------------------------------------
 Total from investment
  operations                      (2.92)     0.80      1.24      3.42      0.77
--------------------------------------------------------------------------------
Distributions
 Dividends from net
  investment income                   -         -     (0.11)              (0.14)
 Distributions from realized
  capital gains                   (2.14)    (1.21)    (1.03)    (1.64)        -
                             -------------------------------------------------
 Total distributions              (2.14)    (1.21)    (1.14)    (1.64)    (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $10.77    $15.83    $16.24    $16.14    $14.36
--------------------------------------------------------------------------------
Total Return                    (21.44%)    5.01%     8.17%    25.63%     5.64%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $10,089   $25,381   $30,287   $31,833   $25,661
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              2.51%     2.40%     2.40%     2.40%     2.40%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     (1.04%)   (0.25%)   (0.55%)   (0.32%)   (0.95%)
--------------------------------------------------------------------------------
 Portfolio turnover rate           207%       38%       20%       28%      165%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                         2.71%     2.50%     2.40%     2.47%     2.48%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Global Equity Fund
                             --------------------------------------------------
                                                Class C
                             --------------------------------------------------
                                Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             10/31/00**  10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $15.89    $16.30    $16.19    $14.41    $13.73
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   (0.14)    (0.04)    (0.10)    (0.05)    (0.14)
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (2.79)     0.84      1.35      3.47      0.92
                             -------------------------------------------------
 Total from investment
  operations                      (2.93)     0.80      1.25      3.42      0.78
--------------------------------------------------------------------------------
Distributions
 Dividends from net
  investment income                   -         -     (0.11)        -     (0.10)
 Distributions from realized
  capital gains                   (2.14)    (1.21)    (1.03)    (1.64)        -
                             -------------------------------------------------
 Total distributions              (2.14)    (1.21)    (1.14)    (1.64)    (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $10.82    $15.89    $16.30    $16.19    $14.41
--------------------------------------------------------------------------------
Total Return                    (21.42%)    4.99%     8.21%    25.54%     5.70%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $19,549   $45,201   $57,774   $61,245   $64,830
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              2.51%     2.40%     2.40%     2.40%     2.40%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     (1.05%)   (0.24%)   (0.56%)   (0.32%)   (0.95%)
--------------------------------------------------------------------------------
 Portfolio turnover rate           207%       38%       20%       28%      165%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                         2.71%     2.50%     2.40%     2.46%     2.48%
--------------------------------------------------------------------------------

** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                       International Equity Fund
                          --------------------------------------------------------
                                                Class A
                          --------------------------------------------------------
                                                    Year
                          Year Ended  Year Ended   Ended    Year Ended  Year Ended
                          10/31/00**  10/31/99**  10/31/98  10/31/97**  10/31/96**
-----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.89       $9.83    $10.81      $11.35      $10.11
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
 income/(loss)                 (0.03)       0.02      0.03        0.06        0.09
 Net realized and
 unrealized gain/(loss)
 on investments and
 foreign currency              (0.35)       2.07      0.02        0.35        1.33
                          --------------------------------------------------------
 Total from investment
 operations                    (0.38)       2.09      0.05        0.41        1.42
                          --------------------------------------------------------
Distributions
 Dividends from net
 investment income             (0.10)          -     (0.13)      (0.19)      (0.08)
 Distributions from
 realized capital gains        (0.92)      (0.03)    (0.90)      (0.76)      (0.10)
                          --------------------------------------------------------
 Total distributions           (1.02)      (0.03)    (1.03)      (0.95)      (0.18)
-----------------------------------------------------------------------------------
Net Asset Value, End of
Period                        $10.49      $11.89     $9.83      $10.81      $11.35
-----------------------------------------------------------------------------------
Total Return                  (4.00%)     21.33%     0.67%       3.55%      14.25%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
 period (000's)               $7,471      $3,997    $3,769      $4,461      $4,732
-----------------------------------------------------------------------------------
 Ratio of total expenses
 to average net assets         1.71%       1.75%     1.75%       1.75%       1.75%
-----------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to
 average net assets           (0.27%)      0.18%     0.44%       0.97%       0.84%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        126%        142%      173%        146%        170%
-----------------------------------------------------------------------------------
 Expense ratio before
 expense reimbursement
 by adviser                    2.02%       1.98%     1.87%       1.96%       1.97%
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       International Equity Fund
                          --------------------------------------------------------
                                                Class B
                          --------------------------------------------------------
                                                    Year
                          Year Ended  Year Ended   Ended    Year Ended  Year Ended
                          10/31/00**  10/31/99**  10/31/98  10/31/97**  10/31/96**
-----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.74       $9.77    $10.75      $11.30      $10.10
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
 income/(loss)                 (0.11)      (0.05)    (0.02)       0.03        0.06
 Net realized and
 unrealized gain/(loss)
 on investments and
 foreign currency              (0.35)       2.05      0.00        0.31        1.30
                          --------------------------------------------------------
 Total from investment
 operations                    (0.46)       2.00     (0.02)       0.34        1.36
                          --------------------------------------------------------
Distributions
 Dividends from net
 investment income             (0.02)          -     (0.06)      (0.13)      (0.05)
 Distributions from
 realized capital gains        (0.92)      (0.03)    (0.90)      (0.76)      (0.11)
                          --------------------------------------------------------
 Total distributions           (0.94)      (0.03)    (0.96)      (0.89)      (0.16)
-----------------------------------------------------------------------------------
Net Asset Value, End of
Period                        $10.34      $11.74     $9.77      $10.75      $11.30
-----------------------------------------------------------------------------------
Total Return                  (4.78%)     20.53%    (0.03%)      2.92%      13.58%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
 period (000's)              $18,204     $14,269   $14,030     $16,334     $15,217
-----------------------------------------------------------------------------------
 Ratio of total expenses
 to average net assets         2.38%       2.40%     2.40%       2.40%       2.40%
-----------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to
 average net assets           (0.96%)     (0.45%)   (0.18%)      0.32%       0.57%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        126%        142%      173%        146%        170%
-----------------------------------------------------------------------------------
 Expense ratio before
 expense reimbursement
 by adviser                    2.66%       2.63%     2.52%       2.54%       2.60%
-----------------------------------------------------------------------------------

** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                             International Equity Fund
                          --------------------------------------------------------------------
                                                Class C                              Class I
                          --------------------------------------------------------  ----------
                             Year        Year       Year       Year        Year      7/10/00*
                            Ended       Ended      Ended      Ended       Ended         to
                          10/31/00**  10/31/99**  10/31/98  10/31/97**  10/31/96**  10/31/00**
-----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.74       $9.77    $10.76      $11.31      $10.10    $  11.74
-----------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.11)      (0.05)    (0.02)       0.03        0.06       (0.01)
 Net realized and
  unrealized gain/(loss)
  on
  investments and
  foreign currency             (0.38)       2.05     (0.01)       0.31        1.30       (1.26)
                          --------------------------------------------------------------------
 Total from investment
  operations                   (0.49)       2.00     (0.03)       0.34        1.36       (1.27)
                          --------------------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.02)          -     (0.06)      (0.13)      (0.05)
 Distributions from
  realized capital gains       (0.92)      (0.03)    (0.90)      (0.76)      (0.10)
                          --------------------------------------------------------------------
 Total distributions           (0.94)      (0.03)    (0.96)      (0.89)      (0.15)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $10.31      $11.74     $9.77      $10.76      $11.31    $  10.47
-----------------------------------------------------------------------------------------------
Total Return                  (5.05%)     20.53%    (0.13%)      2.91%      13.63%    (10.82%)+
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $4,765      $6,680    $7,960      $8,460      $9,076    $ 16,656
-----------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.43%       2.40%     2.40%       2.40%       2.40%#      1.39%#
-----------------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets          (0.96%)     (0.49%)   (0.19%)      0.32%       0.51%#    (0.19%)#
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate        126%        142%      173%        146%        170%        126%
-----------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.68%       2.62%     2.52%       2.57%       2.60%#      1.83%#
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    International Small Cap Fund
                          ----------------------------------------------------
                                              Class A
                          ----------------------------------------------------
                                                    Year      Year    3/04/96*
                          Year Ended  Year Ended   Ended     Ended       to
                          10/31/00**  10/31/99**  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $18.83      $13.91    $13.86    $13.43    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                (0.30)      (0.14)    (0.02)    (0.03)     0.05
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              5.35        5.06      0.07      0.46      0.88
                          --------------------------------------------------
 Total from investment
  operations                    5.05        4.92      0.05      0.43      0.93
                          --------------------------------------------------
Distributions
 Distributions from
  realized capital gains       (4.67)          -         -         -         -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $19.21      $18.83    $13.91    $13.86    $13.43
--------------------------------------------------------------------------------
Total Return                  23.34%      35.37%     0.36%     3.20%     7.44%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $6,003      $2,309    $2,173    $3,225    $2,120
--------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.97%       1.90%     1.90%     1.90%     1.90%#
--------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to
  average net assets          (1.21%)     (0.87%)   (0.12%)   (0.19%)   (0.50%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate        537%        202%       54%       75%       67%#
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.21%       2.24%     2.23%     2.46%     3.07%#
--------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                     International Small Cap Fund
                            --------------------------------------------------
                                               Class B
                            --------------------------------------------------
                                          Year      Year      Year    3/04/96*
                            Year Ended   Ended     Ended     Ended       to
                            10/31/00**  10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $18.35    $13.66    $13.71    $13.37    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  (0.43)    (0.27)    (0.12)    (0.11)    (0.01)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                        5.18      4.96      0.07      0.45      0.88
                            ------------------------------------------------
 Total from investment
  operations                      4.75      4.69     (0.05)     0.34      0.87
                            ------------------------------------------------
Distributions
 Distributions from
  realized capital gains         (4.67)        -         -         -         -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $18.43    $18.35    $13.66    $13.71    $13.37
--------------------------------------------------------------------------------
Total Return                    22.16%    34.33%    (0.36%)    2.54%     6.96%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $11,665    $7,417    $7,073    $7,369    $5,068
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             2.62%     2.55%     2.55%     2.55%     2.55%#
--------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to average
  net assets                    (1.87%)   (1.53%)   (0.79%)   (0.84%)   (0.15%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate          537%      202%       54%       75%       67%#
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                        2.85%     2.89%     2.88%     2.98%     3.27%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     International Small Cap Fund
                            --------------------------------------------------
                                               Class C
                            --------------------------------------------------
                                          Year      Year      Year    3/04/96*
                            Year Ended   Ended     Ended     Ended       to
                            10/31/00**  10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $18.37    $13.66    $13.71    $13.37    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  (0.43)    (0.31)    (0.12)    (0.11)    (0.01)
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                        5.23      5.02      0.07      0.45      0.88
                            --------------------------------------------------
 Total from investment
  operations                      4.80      4.71     (0.05)     0.34      0.87
                            --------------------------------------------------
Distributions
 Distributions from
  realized capital gains         (4.67)        -         -         -         -
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $18.50    $18.37    $13.66    $13.71    $13.37
--------------------------------------------------------------------------------
Total Return                    22.43%    34.48%    (0.36%)    2.54%     6.96%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $9,893    $5,972    $6,195    $7,025    $5,517
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             2.62%     2.55%     2.55%     2.55%     2.55%#
--------------------------------------------------------------------------------
 Ratio of net investment
  income/(loss) to average
  net assets                    (1.84%)   (1.53%)   (0.78%)   (0.84%)   (0.15%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate          537%      202%       54%       75%       67%#
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                        2.86%     2.89%     2.88%     2.96%     3.25%#
--------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                            Balanced Fund
                          ------------------------------------------------------
                                               Class A
                          ------------------------------------------------------
                                                    Year      Year
                          Year Ended  Year Ended   Ended     Ended    Year Ended
                          10/31/00**  10/31/99**  10/31/98  10/31/97  10/31/96**
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $10.56      $11.48    $12.58    $12.33      $12.02
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.14        0.24      0.25      0.34        0.39
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              0.32       (0.09)     1.04      1.52        1.07
                          ------------------------------------------------------
 Total from investment
  operations                    0.46        0.15      1.29      1.86        1.46
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.28)      (0.23)    (0.32)    (0.45)      (0.40)
 Distributions from
  realized capital gains       (1.31)      (0.84)    (2.07)    (1.16)      (0.75)
                          ------------------------------------------------------
 Total distributions           (1.59)      (1.07)    (2.39)    (1.61)      (1.15)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $9.43      $10.56    $11.48    $12.58      $12.33
---------------------------------------------------------------------------------
Total Return                   5.67%       1.20%    12.42%    17.01%      13.10%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $7,910      $5,936   $14,415   $12,294     $10,873
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.50%       1.39%     1.39%     1.34%       1.34%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           1.54%       2.18%     2.11%     2.74%       3.32%
---------------------------------------------------------------------------------
 Portfolio turnover rate        217%        198%      185%      211%        253%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   1.76%       1.60%     1.53%     1.59%       1.55%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Balanced Fund
                          --------------------------------------------------------
                                                Class B
                          --------------------------------------------------------
                             Year                   Year
                            Ended     Year Ended   Ended    Year Ended  Year Ended
                          10/31/00**  10/31/99**  10/31/98  10/31/97**  10/31/96**
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $10.49      $11.40    $12.49      $12.26      $11.98
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.08        0.18      0.18        0.25        0.31
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              0.34       (0.10)     1.04        1.53        1.07
                          --------------------------------------------------------
 Total from investment
  operations                    0.42        0.08      1.22        1.78        1.38
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.22)      (0.15)    (0.24)      (0.39)      (0.35)
 Distributions from
  realized capital gains       (1.31)      (0.84)    (2.07)      (1.16)      (0.75)
                          --------------------------------------------------------
 Total distributions           (1.53)      (0.99)    (2.31)      (1.55)      (1.10)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $9.38      $10.49    $11.40      $12.49      $12.26
-----------------------------------------------------------------------------------
Total Return                   5.17%       0.57%    11.71%      16.27%      12.35%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $15,566     $13,958   $18,929     $17,140     $16,219
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.15%       2.04%     2.04%       1.99%       1.99%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           0.87%       1.60%     1.46%       2.09%       2.67%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        217%        198%      185%        211%        253%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.41%       2.25%     2.18%       2.23%       2.20%
-----------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                 Balanced Fund
                          ----------------------------------------------------------------
                                              Class C                            Class I
                          ----------------------------------------------------  ----------
                                                    Year      Year      Year     7/10/00*
                          Year Ended  Year Ended   Ended     Ended     Ended        to
                          10/31/00**  10/31/99**  10/31/98  10/31/97  10/31/96  10/31/00**
-------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $10.63      $11.54    $12.62    $12.35    $12.02      $ 9.34
-------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.08        0.17      0.18      0.25      0.32        0.14
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency              0.32       (0.09)     1.05      1.54      1.07       (0.04)
                          ----------------------------------------------------------------
 Total from investment
  operations                    0.40        0.08      1.23      1.79      1.39        0.10
                          ----------------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.22)      (0.15)    (0.24)    (0.36)    (0.31)          -
 Distributions from
  realized capital gains       (1.31)      (0.84)    (2.07)    (1.16)    (0.75)          -
                          ----------------------------------------------------------------
 Total distributions           (1.53)      (0.99)    (2.31)    (1.52)    (1.06)          -
-------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $9.50      $10.63    $11.54    $12.62    $12.35       $9.45
-------------------------------------------------------------------------------------------
Total Return                   4.86%       0.58%    11.68%    16.21%    12.41%       1.07%+
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $37,282     $53,669   $65,049   $68,261   $72,821      $5,923
-------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.15%       2.04%     2.04%     1.99%     1.99%       1.41%#
-------------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           0.88%       1.55%     1.47%     2.09%     2.67%       1.47%#
-------------------------------------------------------------------------------------------
 Portfolio turnover rate        217%        198%      185%      211%      253%        217%+
-------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.43%       2.25%     2.18%     2.20%     2.20%       1.54%#
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Core Bond Fund
                                (formerly Investment Quality Bond Fund)
                            ----------------------------------------------------
                                                Class A
                            ----------------------------------------------------
                                                      Year      Year      Year
                            Year Ended  Year Ended   Ended     Ended     Ended
                            10/31/00**  10/31/99**  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $9.85      $10.63    $10.52    $10.34    $10.56
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.62        0.66      0.68      0.67      0.66
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               (0.21)      (0.77)     0.10      0.18     (0.20)
                            ----------------------------------------------------
 Total from investment
  operations                      0.41       (0.11)     0.78      0.85      0.46
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.66)      (0.67)    (0.67)    (0.67)    (0.68)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $9.60       $9.85    $10.63    $10.52    $10.34
---------------------------------------------------------------------------------
Total Return                     4.35%      (1.08%)    7.63%     8.57%     4.52%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $3,858      $3,507    $6,730    $7,110    $9,056
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          1.29%       1.25%     1.25%     1.25%     1.25%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     6.45%       4.77%     6.45%     6.54%     6.37%
---------------------------------------------------------------------------------
 Portfolio turnover rate           94%         43%       48%       65%       56%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                        1.78%       1.70%     1.54%     1.62%     1.55%
---------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                            Core Bond Fund
                               (formerly Investment Quality Bond Fund)
                          ------------------------------------------------------
                                               Class B
                          ------------------------------------------------------
                             Year        Year       Year      Year       Year
                            Ended       Ended      Ended     Ended      Ended
                          10/31/00**  10/31/99**  10/31/98  10/31/97  10/31/96**
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $9.85      $10.62    $10.52    $10.33      $10.55
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.58        0.59      0.61      0.60        0.60
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (0.24)      (0.75)     0.10      0.20       (0.20)
                          ------------------------------------------------------
 Total from investment
  operations                    0.34       (0.16)     0.71      0.80        0.40
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.60)      (0.61)    (0.61)    (0.61)      (0.62)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $9.59       $9.85    $10.62    $10.52      $10.33
---------------------------------------------------------------------------------
Total Return                   3.70%      (1.56%)    6.93%     8.05%       3.92%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $4,937      $4,295    $4,845    $4,613      $4,678
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.95%       1.90%     1.90%     1.90%       1.90%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           5.95%       5.71%     5.81%     5.89%       5.72%
---------------------------------------------------------------------------------
 Portfolio turnover rate         94%         43%       48%       65%         56%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.45%       2.39%     2.20%     2.33%       2.27%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       Core Bond Fund
                                          (formerly Investment Quality Bond Fund)
                          ------------------------------------------------------------------------------
                                               Class C                             Class I     Class II
                          ------------------------------------------------------  ----------  ----------
                             Year        Year       Year      Year       Year      7/10/00*    7/10/00*
                            Ended       Ended      Ended     Ended      Ended         to          to
                          10/31/00**  10/31/99**  10/31/98  10/31/97  10/31/96**  10/31/00**  10/31/00**
---------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $9.85      $10.62    $10.52    $10.33      $10.55       $9.65       $9.64
---------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.57        0.59      0.61      0.60        0.60        0.19        0.19
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (0.23)      (0.75)     0.10      0.20       (0.20)      (0.02)      (0.03)
                          ------------------------------------------------------------------------------
 Total from investment
  operations                    0.34       (0.16)     0.71      0.80        0.40        0.17        0.16
                          ------------------------------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.60)      (0.61)    (0.61)    (0.61)      (0.62)      (0.20)      (0.20)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $9.59       $9.85    $10.62    $10.52      $10.33       $9.62       $9.60
---------------------------------------------------------------------------------------------------------
Total Return                   3.70%      (1.56%)    6.93%     8.05%       3.92%       1.85%+      1.81%+
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $2,778      $4,593    $5,532    $6,109      $7,543     $19,971    $317,842
---------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.95%       1.90%     1.90%     1.90%       1.90%       1.16%#      0.95%#
---------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           5.84%       5.70%     5.81%     5.89%       5.72%       6.18%#      6.39%#
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         94%         43%       48%       65%         56%         94%+        94%+
---------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                   2.49%       2.38%     2.20%     2.29%       2.22%       1.16%#      0.96%#
---------------------------------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
+ Not annualized
# Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                       High Yield Bond Fund/1/
                          ------------------------------------------------------
                                Class A               Class B          Class C
                          --------------------  --------------------  ----------
                             Year       Year       Year       Year     8/21/00*
                            Ended      Ended      Ended      Ended        to
                          10/31/00**  10/31/99  10/31/00**  10/31/99  10/31/00**
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $9.43    $10.00       $9.43    $10.00       $9.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.88      0.81        0.82      0.74        0.20
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency             (0.87)    (0.57)      (0.88)    (0.57)      (0.49)
                          ------------------------------------------------------
 Total from investment
  operations                    0.01      0.24       (0.06)     0.17       (0.29)
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.88)    (0.81)      (0.82)    (0.74)      (0.16)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $8.56     $9.43       $8.55     $9.43       $8.55
----------------------------------------------------------------------------------
Total Return                   0.04%     2.28%      (0.83%)    1.53%      (3.29%)+
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)                $286       $34      $1,594      $652        $545
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.38%     1.25%       2.10%     2.00%      2.07%#
----------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                      10.13%     5.69%       9.41%     7.30%      9.10%#
----------------------------------------------------------------------------------
 Portfolio turnover rate         57%       72%         57%       72%         57%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   1.81%     2.01%       2.52%     2.37%      2.07%#
----------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                            High Yield Bond Fund/1/
                                    ------------------------------------------
                                          Class I              Class II
                                    --------------------  --------------------
                                                  Year                  Year
                                    Year Ended   Ended    Year Ended   Ended
                                    10/31/00**  10/31/99  10/31/00**  10/31/99
-------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                  $9.43    $10.00       $9.43    $10.00
-------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)             0.93      0.83        0.95      0.86
 Net realized and unrealized
  gain/(loss) on Investments and
  foreign currency                       (0.90)    (0.57)      (0.91)    (0.57)
                                    -----------------------------------------
 Total from investment operations         0.03      0.26        0.04      0.29
                                    -----------------------------------------
Distributions
 Dividends from net investment
  income                                 (0.90)    (0.83)      (0.92)    (0.86)
-------------------------------------------------------------------------------
Net Asset Value, End of Period           $8.56     $9.43       $8.55     $9.43
-------------------------------------------------------------------------------
Total Return                             0.04%     2.44%       0.30%     2.74%
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
 Net assets, end of period (000's)         $14       $14     $62,702   $62,506
-------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                             1.22%     1.13%       0.96%     0.88%
-------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                    10.14%     5.57%      10.41%     8.84%
-------------------------------------------------------------------------------
 Portfolio turnover rate                   57%       72%         57%       72%
-------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor               1.79%     2.05%       1.56%     1.35%
-------------------------------------------------------------------------------

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 High Yield Bond Fund, which was reorganized into North American High Yield Bond Fund on that date.
* Commencement of Operations
** Net investment income per share has been calculated using the average month-end share method
# Annualized
+ Non-annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Municipal Bond Fund
                                     (formerly National Municipal Bond)
                                ------------------------------------------------
                                                  Class A
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $9.48    $10.22    $10.09     $9.73     $9.62
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.45      0.45      0.47      0.48      0.48
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              0.18     (0.74)     0.13      0.36      0.11
                                ----------------------------------------------
 Total from investment
  operations                        0.63     (0.29)     0.60      0.84      0.59
                                ----------------------------------------------
Distributions
Dividends from net investment
 income                            (0.46)    (0.45)    (0.47)    (0.48)    (0.48)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.65     $9.48    $10.22    $10.09     $9.73
---------------------------------------------------------------------------------
Total Return                       6.80%    (2.95%)    6.04%     8.85%     6.31%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $7,774    $4,435    $5,820    $6,347    $7,710
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.01%     1.00%     1.00%     0.99%     0.99%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           4.74%     4.52%     4.60%     4.87%     4.99%
---------------------------------------------------------------------------------
 Portfolio turnover rate             48%       46%       43%       29%       49%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         1.61%     1.41%     1.23%     1.23%     1.25%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Municipal Bond Fund
                                     (formerly National Municipal Bond)
                                ------------------------------------------------
                                                  Class B
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $9.48    $10.22    $10.09     $9.73     $9.62
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.37      0.37      0.38      0.40      0.40
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              0.18     (0.74)     0.13      0.36      0.11
                                ----------------------------------------------
 Total from investment
  operations                        0.55     (0.37)     0.51      0.76      0.51
                                ----------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.38)    (0.37)    (0.38)    (0.40)    (0.40)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.65     $9.48    $10.22    $10.09     $9.73
---------------------------------------------------------------------------------
Total Return                       5.92%    (3.77%)    5.15%     7.94%     5.41%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $6,416    $4,197    $5,273    $6,532    $6,130
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.88%     1.85%     1.85%     1.84%     1.84%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           3.89%     3.67%     3.75%     4.02%     4.14%
---------------------------------------------------------------------------------
 Portfolio turnover rate             48%       46%       43%       29%       49%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         2.47%     2.26%     2.08%     2.15%     2.11%
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Municipal Bond Fund
                                     (formerly National Municipal Bond)
                                ------------------------------------------------
                                                  Class C
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $9.48    $10.22    $10.09     $9.73     $9.62
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.38      0.37      0.38      0.40      0.40
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              0.17     (0.74)     0.13      0.36      0.11
                                ----------------------------------------------
 Total from investment
  operations                        0.55     (0.37)     0.51      0.76      0.51
                                ----------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.38)    (0.37)    (0.38)    (0.40)    (0.40)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.65     $9.48    $10.22    $10.09     $9.73
---------------------------------------------------------------------------------
Total Return                       5.93%    (3.77%)    5.15%     7.94%     5.41%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $2,297    $3,931    $5,147    $5,305    $5,693
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.87%     1.85%     1.85%     1.84%     1.84%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           3.97%     3.67%     3.75%     4.02%     4.14%
---------------------------------------------------------------------------------
 Portfolio turnover rate             48%       46%       43%       29%       49%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         2.53%     2.26%     2.08%     2.15%     2.25%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Strategic Income Fund
                                ------------------------------------------------
                                                  Class A
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $8.40     $8.99     $9.76     $9.80     $9.07
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.72      0.72      0.67      0.70      0.80
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency             (0.38)    (0.53)    (0.63)     0.28      0.72
                                ------------------------------------------------
 Total from investment
  operations                        0.34      0.19      0.04      0.98      1.52
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.75)    (0.73)    (0.67)    (0.84)    (0.79)
 Distributions from realized
  capital gains                        -    (0.05)     (0.14)    (0.18)        -
                                ------------------------------------------------
 Total distributions               (0.75)    (0.78)    (0.81)    (1.02)    (0.79)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $7.99     $8.40     $8.99     $9.76     $9.80
---------------------------------------------------------------------------------
Total Return                       4.09%     2.10%     0.22%    10.57%    17.35%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $6,439    $8,997   $15,296   $15,924   $13,382
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.55%     1.50%     1.50%     1.50%     1.50%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           8.70%     8.21%     7.02%     7.25%     8.28%
---------------------------------------------------------------------------------
 Portfolio turnover rate             46%      119%      162%      193%       68%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         1.87%     1.67%     1.56%     1.61%     1.65%
---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                          Strategic Income Fund
                                ------------------------------------------------
                                                  Class B
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $8.41     $8.99     $9.76     $9.80     $9.07
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.67      0.66      0.61      0.64      0.73
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency             (0.39)    (0.52)    (0.63)     0.28      0.73
                                ------------------------------------------------
 Total from investment
  operations                        0.28      0.14     (0.02)     0.92      1.46
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.70)    (0.67)    (0.61)    (0.78)    (0.73)
 Distributions from realized
  capital gains                        -     (0.05)    (0.14)    (0.18)        -
                                ------------------------------------------------
 Total distributions               (0.70)    (0.72)    (0.75)    (0.96)    (0.73)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $7.99     $8.41     $8.99     $9.76     $9.80
---------------------------------------------------------------------------------
Total Return                       3.33%     1.56%    (0.43%)    9.86%    16.59%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $15,131   $21,340   $29,210   $34,590   $30,890
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               2.20%     2.15%     2.15%     2.15%     2.15%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           8.00%     7.58%     6.39%     6.60%     7.63%
---------------------------------------------------------------------------------
 Portfolio turnover rate             46%      119%      162%      193%       68%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         2.52%      2.32     2.21%     2.23%     2.27%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Strategic Income Fund
                          ----------------------------------------------------------
                                            Class C                         Class I
                          ------------------------------------------------  --------
                            Year      Year      Year      Year      Year    7/10/00*
                           Ended     Ended     Ended     Ended     Ended       to
                          10/31/00  10/31/99  10/31/98  10/31/97  10/31/96  10/31/00
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $8.41     $8.99     $9.76     $9.80     $9.07     $8.22
--------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.67      0.66      0.61      0.64      0.73      0.20
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency           (0.39)    (0.52)    (0.63)     0.28      0.73     (0.20)
                          --------------------------------------------------------
 Total from investment
  operations                  0.28      0.14     (0.02)     0.92      1.46         -
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income          (0.70)    (0.67)    (0.61)    (0.78)    (0.73)    (0.22)
 Distributions from
  realized capital gains         -     (0.05)    (0.14)    (0.18)        -         -
                          --------------------------------------------------------
 Total distributions         (0.70)    (0.72)    (0.75)    (0.96)    (0.73)    (0.22)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $7.99     $8.41     $8.99     $9.76     $9.80     $8.00
--------------------------------------------------------------------------------------
Total Return                 3.32%     1.56%    (0.43%)    9.86%    16.59%    (0.10%)+
--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)           $13,056   $20,749   $33,537   $32,683   $22,783    $2,636
--------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      2.20%     2.15%     2.15%     2.15%     2.15%     1.45%#
--------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         8.04%     7.57%     6.37%     6.60%     7.63%     7.87%#
--------------------------------------------------------------------------------------
 Portfolio turnover rate       46%      119%      162%      193%       68%       46%+
--------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 2.52%     2.32%     2.21%     2.24%     2.28%     1.71%#
--------------------------------------------------------------------------------------

* Commencement of Operations
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                    U.S. Government Securities Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                                           Year      Year      Year      Year
                             Year Ended   Ended     Ended     Ended     Ended
                             10/31/00**  10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $9.55    $10.08     $9.94     $9.80     $9.98
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.55      0.53      0.56      0.59      0.56
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.02)    (0.48)     0.16      0.13     (0.12)
                             --------------------------------------------------
 Total from investment
  operations                       0.53      0.05      0.72      0.72      0.44
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.58)    (0.58)    (0.58)    (0.58)    (0.56)
 Distributions in excess of
  net investment income               -         -         -         -     (0.06)
                             --------------------------------------------------
 Total distributions              (0.58)    (0.58)    (0.58)    (0.58)    (0.62)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $9.50     $9.55    $10.08     $9.94     $9.80
--------------------------------------------------------------------------------
Total Return                      5.76%     0.48%     7.41%     7.56%     4.64%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $29,468   $35,495   $49,624   $53,235   $72,774
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              1.25%     1.25%     1.25%     1.25%     1.25%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      5.90%     5.64%     5.65%     6.20%     5.71%
--------------------------------------------------------------------------------
 Portfolio turnover rate           193%       63%      116%      364%      477%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                         1.62%     1.46%     1.40%     1.42%     1.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    U.S. Government Securities Fund
                             --------------------------------------------------
                                                Class B
                             --------------------------------------------------
                                           Year      Year      Year      Year
                             Year Ended   Ended     Ended     Ended     Ended
                             10/31/00**  10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $9.56    $10.07     $9.94     $9.80     $9.98
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.49      0.47      0.49      0.54      0.50
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.04)    (0.47)     0.15      0.11     (0.12)
                             --------------------------------------------------
 Total from investment
  operations                       0.45      0.00      0.64      0.65      0.38
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.51)    (0.51)    (0.51)    (0.51)    (0.50)
 Distributions in excess of
  net investment income               -         -         -         -     (0.06)
                             --------------------------------------------------
 Total distributions              (0.51)    (0.51)    (0.51)    (0.51)    (0.56)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $9.50     $9.56    $10.07     $9.94     $9.80
--------------------------------------------------------------------------------
Total Return                      4.91%     0.01%     6.60%     6.84%     3.97%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $8,326   $12,072   $17,850   $16,659   $19,444
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              1.90%     1.90%     1.90%     1.90%     1.90%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      5.27%     5.00%     4.99%     5.55%     5.06%
--------------------------------------------------------------------------------
 Portfolio turnover rate           193%       63%      116%      364%      477%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                         2.27%     2.11%     2.05%     2.09%     2.06%
--------------------------------------------------------------------------------

** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                    U.S. Government Securities Fund
                            ----------------------------------------------------
                                                Class C
                            ----------------------------------------------------
                               Year       Year      Year      Year       Year
                              Ended      Ended     Ended     Ended      Ended
                            10/31/00**  10/31/99  10/31/98  10/31/97  10/31/96**
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $9.56    $10.07     $9.94     $9.80       $9.98
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.49      0.47      0.49      0.54        0.50
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               (0.04)    (0.47)     0.15      0.11       (0.12)
                            ----------------------------------------------------
 Total from investment
  operations                      0.45      0.00      0.64      0.65        0.38
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.51)    (0.51)    (0.51)    (0.51)      (0.50)
 Distributions in excess
  of net investment income           -         -         -         -       (0.06)
                            ----------------------------------------------------
 Total distributions             (0.51)    (0.51)    (0.51)    (0.51)      (0.56)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $9.50     $9.56    $10.07     $9.94       $9.80
---------------------------------------------------------------------------------
Total Return                     4.91%     0.01%     6.60%     6.84%       3.97%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $6,846   $10,817   $12,708   $14,716     $20,009
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          1.90%     1.90%     1.90%     1.90%       1.90%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     5.27%     5.00%     5.00%     5.55%       5.06%
---------------------------------------------------------------------------------
 Portfolio turnover rate          193%       63%      116%      364%        477%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  adviser                        2.28%     2.11%     2.05%     2.09%       2.06%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Money Market Fund
                                ------------------------------------------------
                                                  Class A
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.05      0.04      0.05      0.05      0.05
Distributions
 Dividends from net investment
  income                           (0.05)    (0.04)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       5.57%     4.56%     5.18%     5.13%     5.16%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $25,610    $6,030   $10,295   $11,057    $8,087
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               0.69%     0.50%     0.50%     0.50%     0.50%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           5.72%     4.46%     5.06%     5.02%     5.02%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         0.94%     0.95%     0.92%     0.96%     0.95%
---------------------------------------------------------------------------------

** Net investment income per share has been calculated using the average month-end share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                             Money Market Fund
                                ------------------------------------------------
                                                  Class B
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.05      0.04      0.05      0.05      0.05
Distributions
 Dividends from net investment
  income                           (0.05)    (0.04)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       5.57%     4.56%     5.18%     5.13%     5.16%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $8,096    $4,551    $5,919    $3,332    $3,062
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               0.67%     0.50%     0.50%     0.50%     0.50%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           5.54%     4.47%     5.02%     5.02%     5.02%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by adviser         0.93%     0.99%     0.98%     1.05%     1.18%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Money Market Fund
                          ----------------------------------------------------------
                                            Class C                         Class I
                          ------------------------------------------------  --------
                            Year      Year      Year      Year      Year    7/10/00*
                           Ended     Ended     Ended     Ended     Ended       to
                          10/31/00  10/31/99  10/31/98  10/31/97  10/31/96  10/31/00
-------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period         $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)               0.05      0.04      0.05      0.05      0.05      0.02
Distributions
 Dividends from net
  investment income          (0.05)    (0.04)    (0.05)    (0.05)    (0.05)    (0.02)
-------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
-------------------------------------------------------------------------------------
Total Return                 5.57%     4.56%     5.18%     5.13%     5.16%     1.84%+
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)            $7,195    $8,644    $8,237    $7,539    $9,840    $6,125
-------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets      0.67%     0.50%     0.50%     0.50%     0.50%     0.77%#
-------------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets         5.37%     4.48%     5.05%     5.01%     5.02%     5.88%#
-------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by adviser                 1.00%     1.01%     0.94%     1.00%     0.98%     0.80%#
-------------------------------------------------------------------------------------

* Commencement of Operations
+ Non-annualized
# Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                       Municipal Money Market Fund/1/
                                ------------------------------------------------
                                     Class A             Class B        Class C
                                ------------------  ------------------  --------
                                  Year      Year      Year      Year    8/10/00*
                                 Ended     Ended     Ended     Ended       to
                                10/31/00  10/31/99  10/31/00  10/31/99  10/31/00
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.03      0.02      0.03      0.01      0.01
Distributions
 Dividends from net investment
  income                           (0.03)    (0.02)    (0.03)    (0.01)    (0.01)
---------------------------------------------------------------------------------
Net Asset Value, End of Period     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       3.06%     2.18%     2.48%     1.42%     0.71%+
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,452    $3,651    $2,777    $2,841      $108
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               0.97%     1.05%     1.54%     1.80%     0.75%#
---------------------------------------------------------------------------------
 Ratio of net investment
  income to average net assets     3.03%     2.18%     2.44%     1.42%     2.78%#
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         1.44%     1.89%     2.00%     2.69%     1.16%#
---------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           Aggressive Growth LifeStyle Fund/2/
                          -----------------------------------------------------------------------------
                                Class A               Class B          Class C           Class I
                          --------------------  --------------------  ----------   --------------------
                             Year       Year       Year       Year     8/10/00*                  Year
                            Ended      Ended      Ended      Ended        to       Year Ended   Ended
                          10/31/00**  10/31/99  10/31/00**  10/31/99  10/31/00**   10/31/00**  10/31/99
--------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.92    $10.00      $11.90    $10.00      $13.03       $11.91    $10.00
--------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 1.39      0.07        1.46      0.06        0.86         1.59      0.07
 Net realized and
  unrealized gain/(loss)
  on investments                0.53      1.91        0.48      1.89       (1.09)        0.34      1.90
                          -----------------------------------------------------------------------------
 Total from investment
  operations                    1.92      1.98        1.94      1.95       (0.23)        1.93      1.97
Distributions
 Dividends from net
  investment income            (0.98)    (0.06)      (0.96)    (0.05)          -        (0.96)    (0.06)
 Distributions from
  realized capital gains       (0.15)        -       (0.15)        -           -        (0.15)
                          -----------------------------------------------------------------------------
 Total distributions           (1.13)    (0.06)      (1.11)    (0.05)          -        (1.11)    (0.06)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $12.71    $11.92      $12.73    $11.90      $12.80       $12.73    $11.91
--------------------------------------------------------------------------------------------------------
Total Return                  16.27%    19.65%      16.30%    19.52%      (1.77%)+     16.22%    19.71%
--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $4,064    $1,929     $13,450    $4,915        $184       $5,004    $1,547
--------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        0.12%     0.10%       0.24%     0.10%       0.73%#       0.15%     0.10%
--------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                      10.81%     0.63%      11.51%     0.66%      39.30%#      12.62%     0.62%
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         53%        9%         53%        9%         53%#         53%        9%
--------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   0.14%     0.10%       0.41%     0.10%       0.89%#       0.15%     0.10%
--------------------------------------------------------------------------------------------------------

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Municipal Money Market Fund, which was reorganized into North American Municipal Money Market Fund on that date.
/2/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Aggressive Growth LifeStyle Fund, which was reorganized into North American Aggressive Growth LifeStyle Fund on that date.
* Commencement of Operations
** Net investment income per share has been calculated using the average month-end share method
# Annualized
+ Non-annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-------------------------------------------------------------------------------

                                            Moderate Growth LifeStyle Fund/1/
                          ----------------------------------------------------------------------------
                                Class A               Class B          Class C          Class I
                          --------------------  --------------------  ----------  --------------------
                             Year       Year       Year       Year     7/12/00*                 Year
                            Ended      Ended      Ended      Ended        to      Year Ended   Ended
                          10/31/00**  10/31/99  10/31/00**  10/31/99  10/31/00**  10/31/00**  10/31/99
-------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.40    $10.00      $11.42    $10.00      $12.77      $11.39    $10.00
-------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.99      0.14        1.02      0.12        0.73        1.16      0.15
 Net realized and
  unrealized gain/(loss)
  on investments                0.50      1.39        0.47      1.41       (1.03)       0.32      1.38
                          ----------------------------------------------------------------------------
 Total from investment
  operations                    1.49      1.53        1.49      1.53       (0.30)       1.48      1.53
                          ----------------------------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.73)    (0.13)      (0.74)    (0.11)      (0.36)      (0.72)    (0.14)
 Distributions from
  realized capital gains       (0.09)        -       (0.09)                    -       (0.09)
                          ----------------------------------------------------------------------------
 Total distributions           (0.82)    (0.13)      (0.83)    (0.11)      (0.36)      (0.81)    (0.14)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $12.07    $11.40      $12.08    $11.42      $12.11      $12.06    $11.39
-------------------------------------------------------------------------------------------------------
Total Return                  13.27%    15.20%      13.22%    15.26%      (2.30%)     13.10%    15.35%
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $3,396    $1,918     $11,843    $5,553        $183      $5,439    $1,537
-------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        0.12%     0.10%       0.23%     0.10%       0.80%#      0.15%     0.10%
-------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       8.27%     1.33%       8.53%     1.40%      19.82%#      9.91%     1.42%
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         47%       11%         47%       11%         47%         47%       11%
-------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   0.12%     0.10%       0.23%     0.10%       0.80%#      0.15%     0.10%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          Conservative Growth LifeStyle Fund/1/
                          ----------------------------------------------------------------------------
                                Class A               Class B          Class C          Class I
                          --------------------  --------------------  ----------  --------------------
                             Year       Year       Year       Year     7/20/00*      Year       Year
                            Ended      Ended      Ended      Ended        to        Ended      Ended
                          10/31/00**  10/31/99  10/31/00**  10/31/99  10/31/00**  10/31/00**  10/31/99
-------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.03    $10.00      $11.06    $10.00      $11.95      $11.03    $10.00
-------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.87      0.21        0.81      0.18        0.74        0.91      0.21
 Net realized and
  unrealized gain/(loss)
  on investments                0.39      1.02        0.45      1.05       (0.73)       0.33      1.02
                          ----------------------------------------------------------------------------
 Total from investment
  operations                    1.26      1.23        1.26      1.23        0.01        1.24      1.23
                          ----------------------------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.60)    (0.20)      (0.59)    (0.17)      (0.27)      (0.58)    (0.20)
 Distributions from
  realized capital gains       (0.10)        -       (0.10)        -           -       (0.10)
                          ----------------------------------------------------------------------------
 Total distributions           (0.70)    (0.20)      (0.69)    (0.17)      (0.27)      (0.68)    (0.20)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $11.59    $11.03      $11.63    $11.06      $11.69      $11.59    $11.03
-------------------------------------------------------------------------------------------------------
Total Return                  11.61%    12.30%      11.66%    12.21%       0.06%      11.54%    12.24%
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $3,420    $1,790     $10,354    $5,880        $150      $4,484    $1,508
-------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        0.12%     0.10%       0.23%     0.10%       0.86%#      0.15%     0.10%
-------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       7.62%     2.01%       7.15%     2.11%      22.43%#      8.15%     2.01%
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         45%       10%         45%       10%         45%         45%       10%
-------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   0.12%     0.10%       0.23%     0.10%       0.86%#      0.15%     0.10%
-------------------------------------------------------------------------------------------------------

/1/The financial information for the fiscal periods prior to July 7, 2000 reflect the financial information for the AGSPC2 Conservative Growth LifeStyle Fund, which was reorganized into North American Conservative Growth LifeStyle Fund on that date.
* Commencement of operations
** Net investment income per share has been calculated using the average month-end share method
# Annualized
+ Non-annualized

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth & Income Fund
--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

COMMON STOCKS - 99.19%
Aerospace & Defense - 1.33%
Boeing Co.                               2,300     $155,969
Honeywell International, Inc.           30,400    1,635,900
United Technologies Corp.               37,600    2,624,950
                                               ------------
                                                  4,416,819
Banks - 3.08%
Bank One Corp.                          38,700    1,412,550
Chase Manhattan Corp.                   45,150    2,054,325
U.S. Bancorp                           147,900    3,577,331
Wachovia Corp.                          59,600    3,218,400
                                               ------------
                                                 10,262,606
Beverages - 2.67%
Coca Cola Co.                           78,900    4,763,588
Pepsico, Inc.                           85,400    4,136,563
                                               ------------
                                                  8,900,151
Business Services - 2.00%
Automatic Data Processing, Inc.         62,500    4,082,031
First Data Corp.                        51,400    2,576,425
                                               ------------
                                                  6,658,456
Chemicals - 1.34%
Dow Chemical Co.                        50,400    1,543,500
E.I. Du Pont de Nemours & Co.           64,033    2,905,497
                                               ------------
                                                  4,448,997
Communications Equipment - 6.18%
Avaya, Inc.*                                 7           94
Cisco Systems, Inc.*                   228,800   12,326,600
Corning, Inc.                           20,600    1,575,900
JDS Uniphase Corp.*                     21,400    1,741,425
Lucent Technologies, Inc.              105,500    2,459,469
Motorola, Inc.                          99,600    2,483,775
                                               ------------
                                                 20,587,263
Computers & Business Equipment - 1.96%
International Business Machines Corp.   66,400    6,540,400
                                               ------------
Computers & Peripherals - 3.01%
Dell Computer Corp.*                    90,400    2,666,800
EMC Corp. Mass.*                        49,000    4,364,063
Hewlett-Packard Company                 64,800    3,009,150
                                               ------------
                                                 10,040,013
Electric Utilities - 1.89%
Exelon Corp.                            33,075    1,988,634
FPL Group, Inc.                         65,500    4,323,000
                                               ------------
                                                  6,311,634
Electrical Equipment - 0.49%
Emerson Electric Co.                    22,900    1,646,581
                                               ------------
Electronic Components - 5.07%
Analog Devices, Inc.*                   46,800    3,042,000
Intel Corp.                            189,700    8,536,500

                                        Shares        Value
                                        ------        -----

Electronic Components - continued
Micron Technology, Inc.*                76,900   $2,672,275
Texas Instruments, Inc.                 54,200    2,659,188
                                               ------------
                                                 16,909,963
Electronic Equipment - 1.04%
Solectron Corp.*                        78,200    3,440,800
Teradyne, Inc.*                          1,300       40,625
                                               ------------
                                                  3,481,425
Financial Services - 6.14%
Associates First Capital Corp.          52,900    1,963,912
Citigroup, Inc.                        171,266    9,012,873
Federal National Mortgage Association    3,100      238,700
Goldman Sachs Group, Inc.               26,100    2,605,106
Merrill Lynch & Co., Inc.               90,700    6,349,000
Morgan Stanley Dean Witter & Co.         3,800      305,188
                                               ------------
                                                 20,474,779
Forest Products - 0.06%
Weyerhaeuser Co.                         4,000      187,750
                                               ------------
Health Care Equipment - 1.46%
Baxter International, Inc.              59,100    4,857,281
                                               ------------
Health Care Providers & Services - 1.74%
Cardinal Health, Inc.                   34,800    3,297,300
HCA Healthcare Corp.                    62,600    2,500,087
                                               ------------
                                                  5,797,387
Hotels & Restaurants - 0.77%
McDonald's Corp.                        82,600    2,560,600
                                               ------------
Household Products - 3.38%
Gillette Company                        57,700    2,012,288
Kimberly Clark Corp.                    60,050    3,963,300
Procter & Gamble Co.                    73,900    5,279,231
                                               ------------
                                                 11,254,819
Industrial Components - 0.58%
Caterpillar, Inc.                       32,300    1,132,519
Illinois Tool Works, Inc.               14,400      800,100
                                               ------------
                                                  1,932,619
Insurance - 4.71%
American International Group, Inc.      74,625    7,313,250
Marsh & McLennan Companies, Inc.        64,000    8,368,000
                                               ------------
                                                 15,681,250
Internet Services - 2.27%
America Online, Inc.*                   92,000    4,639,560
Exodus Communications, Inc.*            17,100      573,919
VeriSign, Inc.*                         17,955    2,370,060
                                               ------------
                                                  7,583,539
I T Consulting Services - 1.04%
Computer Sciences Corp.*                37,900    2,387,700
Electronic Data Systems Corp.           23,100    1,084,256
                                               ------------
                                                  3,471,956

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                          Shares        Value
                                          ------        -----

Media - 3.97%
AT & T - Liberty Media Corp.*            107,956   $2,503,230
General Motors Hughes Corp*               96,800    3,136,320
The Walt Disney Co.                       53,100    1,901,644
Gannett, Inc.                             57,500    3,335,000
Viacom, Inc.*                             41,529    2,361,962
                                                 ------------
                                         129,800   13,238,156
Multi Industry - 5.99%
General Electric Co.                     233,300   12,787,756
Minnesota Mining & Manufacturing Co.      30,600    2,956,725
Tyco International Ltd.                   74,300    4,211,881
                                                 ------------
                                                   19,956,362
Non-Ferrous Metals - 0.90%
Aluminum Company of America              104,400    2,994,975
                                                 ------------
Oil & Gas - 6.35%
Amerada Hess Corp.                         1,200       74,400
Chevron Corp.                             41,500    3,408,187
Conoco, Inc.                              65,000    1,767,187
El Paso Energy Corp.                       2,900      181,794
ExxonMobil Corp.                         123,784   11,039,986
Royal Dutch Petroleum Co.                 65,300    3,877,187
UNOCAL Corp.                              23,700      808,763
                                                 ------------
                                                   21,157,504
Petroleum Services - 1.40%
Schlumberger, Ltd.                        61,300    4,666,462
                                                 ------------
Pharmaceuticals - 12.50%
Abbott Laboratories                       87,800    4,636,937
American Home Products Corp.             119,400    7,581,900
Bristol-Myers Squibb Co.                  66,800    4,070,625
Johnson & Johnson                         49,900    4,597,038
Merck & Company, Inc.                     66,600    5,989,838
Pfizer, Inc.                             139,650    6,031,134
Pharmacia Corp.                          110,489    6,076,895
Schering Plough Corp.                     52,000    2,687,750
                                                 ------------
                                                   41,672,117
Pollution Control - 0.48%
Waste Management, Inc.                    79,900    1,598,000
                                                 ------------
Retail Trade - 4.25%
CVS Corporation                           19,200    1,016,400
Home Depot, Inc.                          41,400    1,780,200
Target Corp.                             160,000    4,420,000
Wal-Mart Stores, Inc.                    153,100    6,946,912
                                                 ------------
                                                   14,163,512
Software - 3.36%
Microsoft Corp.*                         162,600   11,199,075
                                                 ------------
Telecommunications - 7.78%
AT & T Corp.                             162,600    2,926,800
Nortel Networks Corp.                     65,000    2,957,500
SBC Communications, Inc.                 139,744    8,061,482
Sprint Corp.*                             57,000    2,173,125
Verizon Communications                   109,954    6,356,716

                                                          Shares        Value
                                                          ------        -----
Telecommunications - continued
Worldcom, Inc.*                                          145,800   $3,462,750
                                                                 ------------
                                                                   25,938,373
                                                                 ------------
TOTAL COMMON STOCKS
(Cost $245,021,974)                                              $330,590,824
                                                                 ------------
                                                       Principal        Value
                                                       ---------        -----
REPURCHASE AGREEMENT - 0.81%
Repurchase Agreement with Paribas dated 10/31/00 at
6.55%, to be repurchased at $2,765,065 on 11/01/00,
collateralized by $2,231,000 U.S. Treasury Bond,
7.875% due 02/15/21 (valued at $2,727,487, including
interest) (Cost $2,710,000)                           $2,710,000   $2,710,000
                                                                 ------------
TOTAL INVESTMENTS (Growth & Income Fund) (Cost $247,731,974)     $333,300,824
                                                                 ------------

-----------------------------------------------------------------------------
Large Cap Growth Fund
-----------------------------------------------------------------------------
                                                          Shares        Value
                                                          ------        -----
COMMON STOCKS - 96.27%
Automotive - .22%
Harley Davidson, Inc.                                      4,031     $194,244
                                                                 ------------
Banking - 1.78%
Bank of New York                                           9,050      520,941
Fifth Third Bancorp                                       10,706      550,021
Wells Fargo                                                9,925      459,651
                                                                 ------------
                                                                    1,530,613
Biotechnology - 2.15%
Amgen, Inc.*                                              16,636      963,848
Genzyme Corp.*                                             5,750      408,250
Human Genome Sciences, Inc.*                               2,475      218,767
MedImmune, Inc.*                                           3,950      258,231
                                                                 ------------
                                                                    1,849,096
Commercial Services & Supplies - .80%
Devry, Inc.*                                              18,757      692,837
                                                                 ------------
Communications Equipment - 12.91%
Ciena Corp.*                                              21,800    2,291,725
Cisco Systems, Inc.*                                      80,943    4,360,804
Comverse Technology, Inc.*                                 6,725      751,519
General Motors Corporation*                               16,500      534,600
JDS Uniphase Corporation*                                 21,545    1,753,224
Sycamore Networks, Inc.*                                   2,350      148,638
TyCom. Ltd.*                                              38,300    1,283,050
                                                                 ------------
                                                                   11,123,560
Computers & Peripherals - 9.87%
EMC Corporation*                                          36,465    3,247,664
Juniper Networks, Inc.*                                    7,225    1,408,875
Network Appliance, Inc.*                                   8,325      990,675
Sun Microsystems, Inc.*                                   25,761    2,856,251
                                                                 ------------
                                                                    8,503,465

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----

Diversified - 2.67%
Corning, Inc.                            30,100   $2,302,650
                                                ------------
Diversified Financial - 1.55%
Citigroup, Inc.                          25,332    1,333,097
                                                ------------
Electrical Equipment - 2.87%
Nortel Networks Corporation              54,350    2,472,925
                                                ------------
Electronic Equipment - 5.48%
Applied Micro Circuits Corporation*      12,600      962,325
Broadcom Corp.*                           5,050    1,122,994
Jabil Circuit, Inc.*                     14,075      803,155
Palm, Inc.*                               4,150      222,284
PE Corp.                                  2,814      329,238
Sanmina Corp.*                            2,975      340,080
SDL, Inc.*                                2,150      557,387
Solectron Corporation*                    8,725      383,900
                                                ------------
                                                   4,721,363
Financial Servies - 2.42%
Federal National Mortgage Assoc.         16,600    1,278,200
Merrill Lynch & Co., Inc.                 7,325      512,750
Schwab, Charles Corp.                     8,516      299,125
                                                ------------
                                                   2,090,075
Food & Drug Retailing - 0.26%
Walgreen Co.                              4,900      223,563
                                                ------------
Health Care Equipment & Supplies - 1.91%
Baxter International, Inc.               14,675    1,206,102
Medtronic Inc.                            8,075      438,573
                                                ------------
                                                   1,644,675
Insurance - 0.61%
American International Group, Inc.        5,375      526,750
                                                ------------
Industrial Conglomerates - 5.38%
General Electric Company                 45,014    2,467,330
Tyco International, Ltd.                 38,293    2,170,734
                                                ------------
                                                   4,638,064
Media - 6.34%
A T & T Corp*                            37,550      675,900
Comcast Corporation*                     30,800    1,255,100
Echostar Communications Corp.*            4,821      218,150
Omnicom Group                             4,850      447,413
Time Warner, Inc.                        22,640    1,718,602
Viacom, Inc.*                            20,250    1,151,719
                                                ------------
                                                   5,466,884
Motor Vehicle Parts - 0.16%
Danaher Corporation                       2,249      141,968
                                                ------------
Oil & Gas - 3.78%
Anadarko Petroleum Corp.                  3,750      240,188
Coastal Corp.                             6,875      518,633
Enron Corp.                               8,575      703,686
Halliburton                              11,325      419,733

                                        Shares        Value
                                        ------        -----

Oil & Gas - continued
Schlumberger Ltd.                       15,250   $1,160,905
Smith International, Inc.*               3,000      211,500
                                               ------------
                                                  3,254,645
Pharmaceuticals - 8.33%
Abbott Laboratories                     11,500      607,344
Genentech, Inc.*                         2,900      239,250
IDEC Pharmaceuticals Corp.*              1,450      284,381
Merck & Company, Inc.                   26,750    2,405,828
Millennium Pharmaceuticals, Inc.*        3,025      219,502
Pfizer, Inc.                            56,240    2,428,865
Pharmacia Corp.                         18,050      992,750
                                               ------------
                                                  7,177,920
Retail Trade - 2.54%
Amazon.com Inc.*                        11,950      437,669
Home Depot, Inc.                        22,219      955,417
Kohl's Corporation*                      3,831      207,592
Wal-Mart Stores, Inc.                   13,075      593,278
                                               ------------
                                                  2,193,956
Semiconductor Equipment & Products - 6.17%
Analog Devices, Inc.*                   19,875    1,291,875
GlobeSpan Semiconductor, Inc.*           2,125      163,492
Intel Corporation                       39,629    1,783,305
LSI Logic Corp.*                        21,025      691,197
Maxim Integrated Products, Inc.*         3,350      222,147
PMC-Sierra, Inc.*                        2,500      423,750
Vitesse Semiconductor Corporation*      10,550      737,841
                                               ------------
                                                  5,313,607
Software - 13.51%
BEA Systems Inc.*                        2,825      202,694
Brocade Communications Systems*          2,175      494,541
Business Objects SA*                     2,550      200,932
Check Point Software                     6,750    1,069,031
I2 Technologies, Inc.*                   1,300      221,000
Inktomi Corporation*                     3,600      228,375
Mercury Interactive Corp.*               9,850    1,093,350
Microsoft Corp.*                        25,300    1,742,538
Momentum Business Applications*             22          228
Oracle Corp.*                           73,975    2,441,175
Redback Networks, Inc.*                  6,375      678,539
Siebel Systems, Inc.*                   13,025    1,366,811
Verisign, Inc.*                          1,625      214,500
Veritas Software Corporation*           11,968    1,687,674
                                               ------------
                                                 11,641,388
Telecommunications - 3.87%
AT&T Corp.                               1,045       24,231
Corvis Corp.*                            2,325      152,578
Level 3 Communications, Inc.*            3,775      180,020
Nextel Communications, Inc.*             8,875      341,133
Nokia Corporation                       41,216    1,761,984

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                          Shares        Value
                                                          ------        -----

Telecommunications - continued
QUALCOMM*                                                  9,900     $644,583
VoiceStream Wireless Corporation*                          1,765      232,098
                                                                 ------------
                                                                    3,336,627
Utilities - 0.69%
Calpine Corporation*                                       2,450      193,397
Dynegy Inc.                                                4,350      201,459
The AES Corp.*                                             3,575      201,985
                                                                 ------------
                                                                      596,841
                                                                 ------------
TOTAL COMMON STOCKS (Cost $81,814,690)                            $82,970,813
                                                                 ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                                     1,000        1,000
                                                                 ------------
                                                       Principal        Value
                                                       ---------        -----
REPURCHASE AGREEMENT - 3.73%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/31/00 at 6.42%, to be repurchased at
$3,218,574 on 11/01/00, collateralized by $3,150,000
U.S. Treasury Bonds, 6.125% due 08/15/29 (valued at
$3,291,752 including interest) (Cost $3,218,000)      $3,218,000   $3,218,000
                                                                 ------------
TOTAL INVESTMENTS (Large Cap Growth Fund)
(Cost $85,032,690)                                                $86,189,813
                                                                 ------------

-----------------------------------------------------------------------------
Mid Cap Growth Fund
-----------------------------------------------------------------------------

                                                          Shares        Value
                                                          ------        -----
COMMON STOCKS - 97.48%
Advertising - 0.75%
Lamar Advertising Co.*                                     4,150     $199,200
WPP Group, Plc                                             6,800      381,030
                                                                 ------------
                                                                      580,230
Banks - 1.17%
Banknorth Group, Inc.                                     10,200      184,875
National Comm Bancorp                                      3,700       78,625
Northern Trust Corp.                                       7,500      640,313
                                                                 ------------
                                                                      903,813
Biotechnology - 8.66%
Celgene Corp.*                                            12,375      796,641
Cor Therapeutics, Inc.*                                   17,700    1,000,050
Genzyme Corp.*                                             6,100      433,100
Gilead Sciences, Inc.*                                     6,000      516,000
Human Genome Sciences, Inc.*                               9,700      857,389
Medarex, Inc.*                                             5,100      311,738
Medimmune, Inc.*                                           9,100      594,913
Millennium Pharmaceuticals*                               13,480      978,142
Protein Design Labs, Inc.*                                 8,800    1,188,688
                                                                 ------------
                                                                    6,676,661

                                           Shares        Value
                                           ------        -----

Business Services - 4.04%
Bisys Group, Inc.*                          8,500     $400,562
CSG Systems International, Inc.*            6,450      299,522
Diamond Technology Partners, Inc.*          5,000      223,125
Paychex, Inc.                              25,125    1,424,273
Robert Half International, Inc.*           25,200      768,600
                                                  ------------
                                                     3,116,082
Communications Equipment - 7.44%
Brocade Communications Systems, Inc.*       6,150    1,398,356
Cacheflow, Inc.*                            3,100      334,800
Ciena Corp.*                                9,500      998,688
Comverse Technology, Inc.*                  7,100      793,425
Crown Castle International Corp.*           9,400      284,937
Extreme Networks, Inc.*                     9,500      787,906
Oni Sys Corp.*                              3,900      316,144
Redback Networks, Inc.*                     6,400      681,200
Turnstone Systems, Inc.*                    6,800      144,500
                                                  ------------
                                                     5,739,956
Computers & Peripherals - 0.83%
Handspring, Inc.*                           3,600      260,325
Network Appliance, Inc.*                    3,200      380,800
                                                  ------------
                                                       641,125
Electronic Equipment & Instruments - 5.95%
Analog Devices, Inc.*                       5,700      370,500
Applied Micro Circuits Corp.*              11,600      885,950
Flextronics International, Ltd.*           11,600      440,800
Jabil Circuit, Inc.*                       11,900      679,044
Molex, Inc.*                                9,800      529,200
Sanmina Corp.*                              4,700      537,269
SDL, Inc.*                                  4,400    1,140,700
                                                  ------------
                                                     4,583,463
Energy Equipment & Services - 4.88%
BJ Services Company*                        7,200      377,550
Cooper Cameron Corp.*                       9,450      515,025
Grant Pride, Inc.*                          5,450      101,166
Nabors Industries, Inc.*                   13,650      694,785
Noble Drilling Corp.*                      15,650      650,453
Santa Fe International                     18,000      657,000
Smith International, Inc.*                 10,850      764,925
                                                  ------------
                                                     3,760,904
Financial Services - 8.09%
Bear Stearns Companies, Inc.                5,700      345,562
Capital One Financial Corp.                 9,200      580,750
Countrywide Cr Inds, Inc.                   7,700      288,269
A.G. Edwards, Inc.                          9,400      477,050
Federated Invs, Inc.                        2,500       72,812
Legg Mason, Inc.                           10,100      524,569
Lehman Brothers Holdings, Inc.              6,820      439,890
Providian Financial Corp.                   4,900      509,600
Sei Investments Co.                         3,900      353,925
T. Rowe Price & Associates, Inc.           20,400      954,975
TCF Financial Corp.                         3,000      121,313

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                              Shares        Value
                                              ------        -----

Financial Services - continued
USA Ed, Inc.                                  11,400     $636,975
Waddell & Reed Financial, Inc.
Cl. A                                         21,442      683,464
Waddell & Reed Financial, Inc.
Cl. B                                          8,029      250,906
                                                     ------------
                                                        6,240,060
Healthcare Equipment & Supplies - 3.13%
Allergan, Inc.                                 9,750      819,609
Inhale Therapeutic Systems*                   12,700      631,825
PE Corp.                                       8,200      959,400
                                                     ------------
                                                        2,410,834
Hotels, Restaurants & Leisure - 3.33%
Gemstar TV Guide International, Inc.*          6,750      462,797
Harley Davidson, Inc.                         10,800      520,425
Harrah's Entertainment, Inc.*                 31,450      900,256
MGM Mirage, Inc.                              19,850      686,066
                                                     ------------
                                                        2,569,544
Insurance - 3.97%
Ambac Financial Group, Inc.                    8,300      662,444
John Hancock Financial Services*              19,400      613,525
MGIC Invt Corp.                                8,300      565,437
PMI Group, Inc.                                5,800      428,475
Radian Group, Inc.                             5,800      411,075
Sun Life Financial Services, Inc. (CAD)*       8,700      179,411
Sun Life Financial Services, Inc.*             9,800      200,900
                                                     ------------
                                                        3,061,267
Internet Software & Services - 2.49%
Exodus Communications, Inc.*                  16,800      563,850
Infospace, Inc.*                              16,974      341,602
Real Networks, Inc.*                           3,900       80,376
Verisign, Inc.*                                5,000      660,000
Vignette Corp.*                                9,150      272,784
                                                     ------------
                                                        1,918,612
IT Consulting & Services - 0.47%
Proxicom, Inc.*                               14,740      198,990
Sapient Corp.*                                 4,500      160,031
                                                     ------------
                                                          359,021
Media - 4.04%
Cablevision Systems Corp.*                     7,500      558,750
Hispanic Broadcasting Corp.*                   8,200      256,250
Interpublic Group Cos., Inc.                   5,400      231,862
Omnicom Group                                  7,200      664,200
TMP Worldwide, Inc.*                           9,960      693,309
USA Networks, Inc.*                           21,050      426,263
WPP Group                                     17,000      228,162
WPP Group (ADR)                                  900       60,187
                                                     ------------
                                                        3,118,983
Oil & Gas - 1.36%
Anadarko Pete Co.                              7,400      473,970
Apache Corp.                                  10,450      578,016
                                                     ------------
                                                        1,051,986

                                           Shares        Value
                                           ------        -----

Personal Products - 0.23%
Estee Lauder Companies, Inc.                3,800     $176,462
                                                  ------------
Pharmaceuticals - 6.76%
Abgenix, Inc.*                             10,400      820,300
Alza Corp.*                                 9,150      740,578
Andrx Corp.*                                6,400      460,800
Forest Laboratories, Inc.*                 13,750    1,821,875
ICN Pharmaceuticals, Inc.                   1,600       60,900
Imclone Systems, Inc.*                      7,300      399,219
King Pharmaceuticals, Inc.*                12,375      554,555
Teva Pharmaceutical Industries              6,000      354,750
                                                  ------------
                                                     5,212,977
Retail Trade - 2.10%
Best Buy Company, Inc.*                     3,500      175,656
CDW Computer Centers, Inc.*                 4,000      257,750
Kohls Corp.*                               10,500      568,969
Radioshack Corp.                           10,280      612,945
                                                  ------------
                                                     1,615,320
Road & Rail - 0.01%
Kansas City Southern Industries, Inc.         650        5,647
                                                  ------------
Semiconductor Equipment & Products - 8.11%
Altera Corp.*                              20,800      851,500
Conexant Systems, Inc.*                     4,600      121,037
Globespan Semiconductor, Inc.*              5,750      442,391
Linear Technology Corp.                    11,400      736,012
Maxim Integrated Products, Inc.*           11,500      762,594
Microchip Technology, Inc.*                10,575      334,434
PMC Sierra, Inc.*                           3,150      533,925
Transwitch Corp.                           16,800      970,200
Vitesse Semiconductor Corp.*                9,300      650,419
Xilinx, Inc.                               11,750      851,141
                                                  ------------
                                                     6,253,653
Software - 14.05%
Aether Systems, Inc.*                       4,200      338,625
Amdocs Limited*                            12,350      800,434
Art Technology Group, Inc.*                 8,900      558,475
BEA Systems, Inc.*                         12,200      875,350
Commerce One, Inc.*                         7,800      500,662
I2 Technologies, Inc.*                      5,280      897,600
Inktomi Corp.*                              6,000      380,625
Internap Network Services Corp.*           10,400      166,400
Intuit*                                    13,200      810,975
Liberate Technologies*                      5,800      110,563
Macromedia, Inc.*                           7,600      585,675
Mercury Interactive Corp.*                  8,750      971,250
Metasolv Software, Inc.*                    3,200       39,800
Micromuse, Inc.*                            1,000      169,688
Nvidia Corp.*                               3,400      211,278
Peregrine Systems, Inc.*                   10,850      260,400
Quest Software, Inc.*                       4,000      174,750
Portal Software, Inc.*                      7,250      255,109
Rational Software Corp.*                   13,600      811,750

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                          Shares        Value
                                                          ------        -----

Software - continued
Siebel Systems, Inc.*                                      8,800     $923,450
Software.com, Inc.*                                        3,720      554,280
Tibco Software, Inc.*                                      5,700      359,100
Vitria Technology, Inc.*                                   3,000       80,625
                                                                 ------------
                                                                   10,836,864
Telecommunications - 5.63%
ADC Telecommunications, Inc.*                             14,000      299,250
Allegiance Telecom, Inc.*                                  7,050      221,634
Colt Telecommunications Group PLC*                         3,150      411,469
Echostar Communications Corp.*                            17,950      812,237
Entercom Communications Corp.*                            10,350      405,591
McLeodUSA, Inc.*                                          34,550      665,088
Nextel Partners, Inc.*                                    19,300      472,850
Time Warner Telecommunications, Inc.*                     10,450      623,081
Western Wireless Corp.*                                    6,100      289,750
XO Communications, Inc.*                                   4,100      137,267
                                                                 ------------
                                                                    4,338,217
                                                                 ------------
TOTAL COMMON STOCKS
(Cost $67,714,407)                                                $75,171,681
                                                                 ------------
                                                       Principal        Value
                                                       ---------        -----
SHORT TERM INVESTMENTS - 2.52%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/31/00 at 6.42%, to be repurchased at
$1,940,341 on 11/01/00, collateralized by $1,680,000
U.S. Treasury Bonds, 7.50% due 11/15/16 (valued at
$1,992,158 Inc. Including interest) (Cost
$1,940,000)                                           $1,940,000   $1,940,000
                                                                 ------------
TOTAL INVESTMENTS (Mid Cap Growth Fund) (Cost $69,654,407)        $77,111,681
                                                                 ------------

-----------------------------------------------------------------------------
Mid Cap Value Fund
-----------------------------------------------------------------------------

                                                          Shares        Value
                                                          ------        -----

COMMON STOCKS - 94.38%
Aerospace & Defense - 3.08%
General Dynamics Corp.                                     5,800     $415,063
Raytheon Co.                                               9,100      291,200
                                                                 ------------
                                                                      706,263
Airlines - 2.54%
Continental Airlines, Inc.*                                4,900      257,250
Southwest Airlines Co.                                    11,400      324,900
                                                                 ------------
                                                                      582,150
Auto Components - 3.30%
Lear Corp.*                                               18,000      490,500
Visteon Corp.                                             15,000      265,312
                                                                 ------------
                                                                      755,812

                                       Shares        Value
                                       ------        -----

Banking - 4.34%
Dime Bancorp. Inc.                     16,500     $403,219
Golden State Bancorp. Inc.              1,000       26,125
Golden West Financial Corp.             4,000      224,250
M & T Bank Corp.                        6,800      341,360
                                              ------------
                                                   994,954
Biotechnology - 1.24%
Edwards Lifesciences Corp.*             6,900       92,719
Genzyme Corp.*                          2,700      191,700
                                              ------------
                                                   284,419
Building Products - 1.15%
Crane Company                          10,100      264,494
                                              ------------
Chemicals - 1.86%
FMC Corp.                               5,600      425,600
                                              ------------
Commercial Services & Supplies - 5.88%
Choice Point, Inc.*                     8,900      455,569
Dun & Bradstreet Corp.*                 8,200      177,325
Fiserv, Inc.*                           2,500      131,094
Iron Mountain, Inc.                    10,700      361,794
Waste Management, Inc.                 11,100      222,000
                                              ------------
                                                 1,347,782
Communications Equipment - 1.55%
3Com Corporation*                      15,700      278,675
American Tower Corp.*                   1,900       77,781
                                              ------------
                                                   356,456
Computers & Peripherals - 0.45%
Western Digital Corp.*                 17,100      102,600
                                              ------------
Electrical Equipment - 3.14%
Energizer Holdings, Inc.*              11,100      219,225
SPX Corp.*                              1,300      160,712
Thermo Electron Corp.*                 11,700      339,300
                                              ------------
                                                   719,237
Electronic Equipment & Instruments - 0.44%
Harman International Industries, Inc.   2,100      100,800
                                              ------------
Energy Equipment & Services - 1.08%
Santa Fe International Corp.            4,000      146,000
Weatherford International, Inc.         2,800      102,200
                                              ------------
                                                   248,200
Financial Services - 6.97%
Countrywide Credit Industries, Inc.     4,000      149,750
AG Edwards, Inc.                        2,200      111,650
Federated Investments, Inc.*            6,400      186,400
Franklin Resources, Inc.                2,800      119,952
Household International, Inc.           4,500      226,406
Lehman Brothers Holdings, Inc.          2,500      161,250
Moody's Corp.                          10,000      263,125
Nationwide Financial Services, Inc.     7,800      379,275
                                              ------------
                                                 1,597,808
Food & Drug Retailing - 1.25%
Kroger Company*                        12,700      286,544
                                              ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Food Products - 2.05%
Hershey Foods Corp.                    5,000     $271,562
Wm Wrigley, Jr. Co.                    2,500      197,969
                                             ------------
                                                  469,531
Health Care Equipment & Supplies - 2.37%
Beckman Coulter, Inc.                  2,100      147,131
Charles River Laboratories*            9,900      259,875
Sybron International Corp.*            5,500      136,125
                                             ------------
                                                  543,131
Health Care Providers & Services - 2.95%
Health Management Assoc.*              8,400      166,425
Tenet Healthcare Corp.                 9,400      369,538
Wellpoint Health Networks, Inc.*       1,200      140,325
                                             ------------
                                                  676,288
Hotels, Restaurants & Leisure - 0.99%
Brinker International, Inc.*           5,800      227,650
                                             ------------
Household Durables - 1.58%
Lennar Corp.                          11,300      363,012
                                             ------------
Insurance - 10.45%
Ace Limited                            8,400      329,700
AmbacFinancial Group, Inc.             3,700      295,306
Aon Corp.                              7,000      290,062
John Hancock Financial Services*      11,900      376,338
MBIA, Inc.                             2,500      181,719
Metlife, Inc.*                        18,900      522,112
XL Capital, Ltd.                       5,200      399,750
                                             ------------
                                                2,394,987
IT Consulting & Services - 2.76%
Ceridian Corp.*                        7,500      187,500
SunGuard Data Systems, Inc.*           8,700      444,788
                                             ------------
                                                  632,288
Machinery - 0.94%
Danaher Corp.                          3,400      214,625
                                             ------------
Media - 5.31%
AH Belo Corp.                         24,400      468,175
Cablevision Systems Corp.*             3,100      230,950
Entercom Communications Corp.*         5,600      219,450
E. W. Scripps Co.                      5,100      298,031
                                             ------------
                                                1,216,606
Multiline Retail - 1.71%
Consolidated Stores Corp.*             5,300       62,938
Costco Wholesale Corp.*                5,800      212,425
Federated Department Stores            3,600      117,225
                                             ------------
                                                  392,588
Oil & Gas- 4.32%
Anadarko Petroleum Corp.               2,000      128,100
Apache Corp.                           2,100      116,156
Coastal Corp.                          2,000      150,875
EOG Resources, Inc.                    4,200      165,375
Gulf CDA Resources Ltd.*              51,400      218,450
USX Marathon Group                     7,800      212,062
                                             ------------
                                                  991,018

                                                           Shares        Value
                                                           ------        -----

Personal Products - 0.49%
Carter Wallace, Inc.                                        4,100     $112,494
                                                                  ------------
Pharmaceuticals - 2.13%
ICN Pharmaceuticals, Inc.                                   4,800      182,700
Ivax Corp.*                                                 4,300      187,050
Mylan Labs, Inc.                                            4,200      117,600
                                                                  ------------
                                                                       487,350
Real Estate - 2.38%
Boston Properties, Inc.                                     4,300      174,150
Indymac Bancorp, Inc.                                       8,300      173,262
Spieker Properties, Inc.                                    3,600      199,350
                                                                  ------------
                                                                       546,762
Software - 3.42%
Citrix Systems, Inc.*                                      17,900      396,038
DST Systems, Inc.*                                          3,700      228,012
Intuit*                                                     2,600      159,737
                                                                  ------------
                                                                       783,787
Specialty Retail - 2.27%
Staples, Inc.*                                              8,400      119,700
Tiffany & Company                                           3,700      157,944
TJX Companies, Inc.                                         8,900      242,525
                                                                  ------------
                                                                       520,169
Telecommunications - 2.42%
Broadwing, Inc.*                                           10,300      290,975
Telephone & Data Systems, Inc.                              2,500      263,750
                                                                  ------------
                                                                       554,725
Transportation - Road & Rail - 0.94%
GATX                                                        5,100      214,519
                                                                  ------------
Utilities - Electrical & Gas - 6.63%
AES Corp.*                                                  3,400      192,100
Dominion Res, Inc.                                            500       29,781
Dominion Res, Inc.                                          2,400      142,950
DPL, Inc.                                                   7,200      204,300
Edison International                                        9,700      231,588
Exelon corp.                                                7,525      452,441
Kinder Morgan, Inc.                                         4,300      165,819
Northeast Utilities                                         5,000      101,875
                                                                  ------------
                                                                     1,520,854
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $18,676,386)                                                 $21,635,503
                                                                  ------------
                                                        Principal        Value
                                                        ---------        -----
REPURCHASE AGREEMENT - 5.62%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/31/00 at 6.42%, to be repurchased at
$1,289,227 on 11/01/00, collateralized by, $1,200,000
U.S. Treasury Notes 7.875% due 11/15/04 (valued at
$1,328,843 including interest) (Cost $1,289,000)       $1,289,000   $1,289,000
                                                                  ------------
TOTAL INVESTMENTS (Mid Cap Value Fund) (Cost $19,965,386)          $22,924,503
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Science & Technology Fund
--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

COMMON STOCKS - 93.09%
Communications Equipment - 14.54%
Ciena Corp.*                           2,900     $304,863
Cisco Systems, Inc.*                  16,000      862,000
Corning, Inc.                          4,000      306,000
JDS Uniphase Corp.*                    4,000      325,500
Nokia Corp.                           19,200      820,800
Qualcomm, Inc.*                        5,600      364,612
Sycamore Networks, Inc.*               3,600      227,700
                                             ------------
                                                3,211,475
Computers & Peripherals - 7.53%
Dell Computer Corp.*                  16,000      472,000
EMC Corp.*                             6,400      570,000
Sun Microsystems, Inc.*                5,600      620,900
                                             ------------
                                                1,662,900
Electrical Equipment - 3.03%
Flextronics International, Ltd.*      13,600      516,800
Furukawa Electric                      5,800      152,555
                                             ------------
                                                  669,355
Electronic Equipment & Instruments - 9.73%
Applied Micro Circuits Corp.*          6,400      488,800
Sanmina Corp.*                         2,700      308,644
Sci Systems, Inc.*                     3,700      159,100
SDL, Inc.*                             2,700      699,975
Solectron Corp.*                      11,200      492,800
                                             ------------
                                                2,149,319
Internet Software & Services - 8.76%
America Online, Inc.*                  4,800      242,064
Ariba, Inc.*                           6,400      808,800
Exodus Communications, Inc.*          12,000      402,750
Real Networks, Inc.*                   4,800       98,925
Verisign, Inc.*                        2,900      382,800
                                             ------------
                                                1,935,339
Machinery - 0.67%
Cognex Corp.*                          4,400      147,400
                                             ------------
Media - 1.18%
General Motors Hughes*                 8,000      259,200
                                             ------------
Semiconductor Equipment & Products - 22.01%
Altera Corp.*                         12,800      524,000
Analog Devices, Inc.*                  9,600      624,000
Applied Materials, Inc.*               6,600      350,625
ASM Lithography Holding NV*            8,000      222,500
Intel Corp.                            5,300      238,500
KLA Tencor Corp.*                      9,800      331,362
LSI Logic Corp.*                      17,600      578,600
Maxim Integrated Products, Inc.*       8,400      557,025
Novellus Systems, Inc.*                5,400      221,063
Texas Instruments, Inc.               12,900      632,906
Xilinx, Inc.*                          8,000      579,500
                                             ------------
                                                4,860,081

                                                          Shares        Value
                                                          ------        -----

Software - 13.73%
Electronic Arts, Inc.*                                    12,800     $640,000
Intuit*                                                    5,300      325,619
Microsoft Corp.*                                          12,800      881,600
Netiq*                                                     2,400      206,700
Oracle Corp.*                                             17,600      580,800
Siebel Systems, Inc.*                                      1,900      199,381
Veritas Software Corp.*                                    1,400      197,422
                                                                 ------------
                                                                    3,031,522
Telecommunications - 11.91%
China Mobile HK Ltd.*                                      3,400      104,125
Colt Telecom Group*                                       12,800      408,587
Nortel Networks Corp.                                     10,500      477,750
Sprint Corp.*                                              6,500      247,813
Vodafone Group                                            24,000       99,854
Vodafone Group Plc                                        14,400      612,900
Worldcom, Inc.*                                            8,000      190,000
XO Communications, Inc.*                                  14,500      489,148
                                                                 ------------
                                                                    2,630,177
TOTAL COMMON STOCKS
(Cost $21,336,431)                                                $20,556,768
                                                                 ------------
                                                       Principal        Value
                                                       ---------        -----
REPURCHASE AGREEMENT - 6.91%
Repurchase Agreement with State Street Bank & Trust
dated 10/31/00 at 6.42%, to be repurchased at
$1,527,269 on 11/01/00, collateralized by $1,570,000
U.S. Treasury Note, 5.875% due 09/30/02 (valued at
$1,566,325, including interest) (Cost $1,527,000)     $1,527,000   $1,527,000
                                                                 ------------
TOTAL INVESTMENTS
(Science & Technology Fund)
(Cost $22,863,431)                                                $22,083,768
                                                                 ------------

-----------------------------------------------------------------------------
Small Cap Growth Fund
-----------------------------------------------------------------------------

                                                          Shares        Value
                                                          ------        -----
COMMON STOCKS - 89.56%
Aerospace & Defense - 1.02%
Aeroflex, Inc.*                                            6,700     $398,650
                                                                 ------------
Banks - 1.24%
Bank UTD Corp.*                                            6,500      368,469
National Commerce Bancorp*                                 3,550       75,438
Pacific Century Financial Corp.*                           3,150       39,966
                                                                 ------------
                                                                      483,873
Biotechnology - 4.50%
Aclara Biosciences, Inc.*                                  9,975      178,303
Affymetrix, Inc.*                                          3,400      188,275
Ciphergen Biosystems, Inc.*                                8,900      275,900
Illumina, Inc.*                                            9,900      321,750

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

Biotechnology - continued
Lynx Therapeutics, Inc.*            5,600      $98,000
Maxim Pharmaceuticals, Inc.*        3,600      159,750
Maxygen, Inc.*                      4,075      164,019
Medarex, Inc.*                      6,000      366,750
                                          ------------
                                             1,752,747
Commercial Services & Supplies - 2.16%
Advantage Learning Systems, Inc.*  10,800      320,625
Compucredit Corp.*                  5,900      182,162
Getty Images, Inc.*                10,600      336,550
                                          ------------
                                               839,337
Communications Equipment - 9.73%
Adaptive Broadband Corp.*           1,900       30,519
Advanced Fibre Communications*     13,700      446,106
Antec Corp.*                        8,400      102,375
Audio Codes, Ltd.*                  9,300      367,931
Integrated Telecom Express*        17,300      244,362
MRV Communications, Inc.*           8,600      339,700
Polycom, Inc.*                     12,450      809,250
Powerwave Technologies, Inc.*      10,500      505,312
Proxim, Inc.*                       7,200      436,500
Tekelec, Inc.*                     13,800      508,012
                                          ------------
                                             3,790,067
Computers & Peripherals - 1.14%
DSP Group, Inc.*                   13,800      391,575
Interlink Electronics*              2,300       51,463
                                          ------------
                                               443,038
Diversified Financial - 0.99%
Americredit Corp.*                 14,400      387,000
                                          ------------
Diversified Telecommunication - 0.05%
CTC Communications Group, Inc.*     1,950       18,830
                                          ------------
Electrical Equipment - 1.72%
Anaren Microwave, Inc.*             4,250      442,000
Asyst Technologies, Inc.*          10,200      153,000
Plexus Corp.*                       1,204       75,927
                                          ------------
                                               670,927
Electronic Equipment & Instruments - 4.65%
Anadigics, Inc.*                   10,200      228,225
Caliper Technologies Corp.*         2,900      163,488
Exar Corp.*                         9,050      404,422
Mips Technologies, Inc.*            9,000      361,125
Sipex Corp.*                       10,400      409,500
Veeco Instruments, Inc.*            2,400      158,888
Zygo Corp.*                         1,751       86,674
                                          ------------
                                             1,812,322
Energy Equipment & Services - 5.43%
BJ Services Company*                5,900      309,381
Cooper Cameron Corp.*               5,400      294,300
Core Laboratories Ltd.*             2,400       51,750
Global Industries, Inc.*            3,500       36,750
Global Marine, Inc.*                4,450      117,925

                                        Shares        Value
                                        ------        -----

Energy Equipment & Services - continued
National Oil Well, Inc.*                11,075     $323,944
Petroleum Geo Services, Inc.*           21,000      287,438
Rowan Companies, Inc.*                  13,300      334,994
Smith International, Inc.*               5,100      359,550
                                               ------------
                                                  2,116,032
Food Products - 0.85%
Hain Celestial Group, Inc.*              8,300      329,406
                                               ------------
Health Care Equipment & Supplies - 2.87%
Charles River Laboratories, Inc.*       15,100      396,375
Coherent, Inc.*                          7,700      268,056
Inhale Therapeutic Systems*              5,900      293,525
Minimed, Inc.*                           1,000       72,938
Molecular Devices Corp.*                 1,275       87,178
                                               ------------
                                                  1,118,072
Health Providers & Services - 15.78%
Advance Paradiam, Inc.*                 16,800      821,100
Amerisource Health Corp.*               14,200      616,812
Bindley Western Industries, Inc.*       12,925      464,492
Caremark RX, Inc.*                      37,600      470,000
Community Health Services, Inc.*        23,775      670,158
Foundation Health Systems*              33,500      676,281
Lifepoint Hospitals, Inc.*               9,600      372,000
Mid Atlantic Medical Services, Inc.*    23,500      399,500
Oxford Health Plans, Inc.*              23,300      786,375
Renal Care Group, Inc.*                 13,300      312,550
Universal Health Services, Inc.*         6,600      553,575
                                               ------------
                                                  6,142,843
Hotels, Restaurants & Leisure - 1.19%
American Classic Voyages Co.*           13,000      179,563
Mandalay Resort Group*                  13,700      285,131
                                               ------------
                                                    464,694
Insurance - 1.61%
Fidelity National Financial, Inc.       18,300      449,494
Mutual Risk Management Ltd.              9,700      175,812
                                               ------------
                                                    625,306
Internet & Catalog Retail - 0.69%
Valuevision International, Inc.*        13,300      269,325
                                               ------------
Internet Software & Services - 0.32%
About.com, Inc.*                         2,800       67,200
Marimba, Inc.*                           1,500        8,906
Radvision Ltd.*                          2,200       48,675
                                               ------------
                                                    124,781
I T Consulting & Services - 1.53%
Acxiom Corp.*                           12,640      508,760
Titan Corp.*                             6,500       86,937
                                               ------------
                                                    595,697
Leisure Equipment & Products - 0.74%
Championship Auto Racing Team*          11,500      286,063
                                               ------------
Machinery - 1.69%
APW Ltd.*                               14,200      655,862
                                               ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                           Shares        Value
                                           ------        -----

Media - 0.74%
Catalina Marketing Corp.*                   7,350     $288,488
                                                  ------------
Oil & Gas - 1.85%
Devon Energy Corp.                          1,750       88,200
Precision Drilling Corp.*                   2,200       62,975
Spinnaker Exploration Co.*                  4,775      144,444
Stone Energy Corp.*                         8,300      424,960
                                                  ------------
                                                       720,579
Pharmaceuticals - 5.52%
Alkermes, Inc.*                            10,900      403,981
Cell Therapeutics, Inc.*                    5,400      361,209
Intermune Pharmaceuticals, Inc.*            2,200      110,000
KV Pharmaceutical Co.*                      6,300      245,306
Medicis Pharmaceutical Corp.*               7,800      574,275
Praecis Pharmaceuticals, Inc.*              9,100      230,912
Titan Pharmaceuticals, Inc.*                2,100       88,368
United Therapeutics Corp.*                  2,500      133,750
                                                  ------------
                                                     2,147,801
Semiconductor Equipment & Products - 7.90%
Alpha Industries, Inc.*                    15,300      610,088
C-Cube Microsystems, Inc.*                 19,200      374,400
Cymer, Inc.*                                7,500      187,500
Emcore Corp.*                              11,700      479,700
Fairchild Semiconductor Int'l., Inc.*       4,655       98,046
Photronics, Inc.*                          14,400      324,900
PRI Automation, Inc.*                       4,825      109,166
Telcom Semiconductor, Inc.*                 4,200       59,063
Transwitch Corp.*                           6,800      392,700
Varian Semiconductor Equipment, Inc.*       5,800      133,400
Zoran Corp.*                                6,100      305,763
                                                  ------------
                                                     3,074,726
Software - 13.65%
Avant Corp.*                                  500        8,406
Backweb Technologies, Ltd.*                17,800      159,088
Certicom Corp.*                            10,000      330,000
Clarent Corp.*                              6,375      198,023
Documentum, Inc.*                           7,400      629,000
Great Plains Software, Inc.*                3,800      147,962
Informatica Corp.*                          3,600      340,200
Iona Technologies PLC*                      5,200      341,900
Manugistics Group, Inc.*                    5,500      626,656
National Instruments Corp.*                 1,150       53,691
Natural Microsystems Corp.*                 5,600      253,050
Netiq*                                      4,400      378,950
Peregrine Systems, Inc.*                   21,700      520,800
QRS Corp.*                                    800        6,750
Radiant Systems, Inc.*                     19,100      352,156
Remedy Corp.*                               6,400      109,600
RSA Sec, Inc.*                              6,200      359,600
Seachange International. Inc.*             10,100      222,200

                                       Shares        Value
                                       ------        -----

Software - continued
T HQ, Inc.*                            13,500     $276,750
Unify Corp.*                              500          250
                                              ------------
                                                 5,315,032
                                              ------------
TOTAL COMMON STOCKS
(Cost $33,581,258)                             $34,871,498
                                              ------------
                                    Principal        Value
                                    ---------        -----
SHORT TERM INVESTMENTS - 10.44%
SSGA Money Market Fund             $4,065,796   $4,065,796
                                   ---------- ------------
TOTAL INVESTMENTS (Small Cap Growth Fund)
(Cost $37,647,054)                             $38,937,294
                                              ------------

----------------------------------------------------------
Small Cap Index Fund
----------------------------------------------------------

                                       Shares        Value
                                       ------        -----
COMMON STOCKS - 89.05%
Aerospace & Defense - 0.98%
Aar Corp.                                 200       $2,388
Aeroflex, Inc.*                           195       11,603
Alliant Techsystems, Inc.*                100        8,994
Gencorp, Inc.                             300        2,513
Heico Corp.                                 3           36
Hexcel Corp.*                             330        3,609
Kaman Corp.                               146        2,117
Newport News Shipbuilding, Inc.           300       14,756
Orbital Sciences Corp.*                   300        2,381
Precision Castparts Corp.                 400       15,100
Primex Technologies, Inc.                 100        2,931
Remec, Inc.*                              261        7,781
Sequa Corp.*                              100        3,687
                                              ------------
                                                    77,896
Air Freight & Couriers - 0.36%
Airborne Freight Company                  400        4,050
Atlas Air, Inc.*                          191        6,924
CNF Transportation, Inc.                  203        5,418
EGL, Inc.*                                200        5,700
Forward Air Corp.*                        100        4,113
Fritz Companies, Inc.*                    329        2,672
                                              ------------
                                                    28,877
Airlines - 0.49%
Airtran Holdings, Inc.*                   600        2,663
Alaska Air Group, Inc.*                   200        5,188
America West Holdings Corp.*              313        3,110
Atlantic Coast Airlines Holdings*         200        7,150
Frontier Airlines, Inc.*                  400        9,400
Mesa Air Group, Inc.*                     300        1,763
Mesaba Holdings, Inc.*                    100        1,081
Midwest Express Holdings, Inc.*           100        1,900
Skywest, Inc.                             134        6,766
                                              ------------
                                                    39,021

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares      Value
                                        ------      -----

Auto Components - 1.07%
American Axle & Mfg. Holdings, Inc.*       100     $1,244
Arvinmeritor, Inc.                         506      8,476
Bandag, Inc.                               100      3,569
Borg Warner Automotive, Inc.               124      4,681
Collins & Aikman Corp.*                    500      2,375
Cooper Tire & Rubber Co.                   391      4,277
Delco Remy Int'l.,l Inc.*                  100        669
Dura Automotive Systems, Inc.*             240      2,025
Exide Corp.                                100      1,006
Federal Mogul Corp.                        454      1,476
Federal Signal Corp.                       400      9,350
Hayes Lemmerz Int'l., Inc.*                225      2,461
IMPCO Technologies, Inc.*                   13        256
Lear Corp.*                                461     12,562
Mascotech, Inc.                            338      5,640
Midas, Inc.                                100      1,388
Modine Manufacturing Co.                   144      3,798
Sauer Danfoss, Inc.                        100        756
Snap-On, Inc.                              337      8,615
Stoneridge, Inc.*                          100        975
Superior Industries Int'l., Inc.           127      4,326
Tenneco Automotive, Inc.                    98        420
Tower Automotive, Inc.*                    400      4,400
                                               ----------
                                                   84,745
Automobiles - 0.05%
Coachmen Industries, Inc.                  100        837
Monaco Coach Corp.*                         75      1,280
Thor Industries, Inc.                       45        900
Winnebago Industries, Inc.                 100      1,150
                                               ----------
                                                    4,167
Banks - 6.95%
1st Source Corp.                           105      1,647
Alabama National Bancorp.                  100      1,944
Amcore Financial, Inc.                     200      3,925
American Financial Holdings, Inc.          165      2,949
Anchor Bancorp of Wisconsin, Inc.          200      3,088
Andover Bancorp, Inc.                       42      1,260
Area Bancshares Corp.                      100      2,088
Astoria Financial Corp.                    518     19,425
Bancorpsouth, Inc.                         725      9,470
Bank Granite Corp.                         100      2,325
Bank United Corp.                          300     17,006
Bay View Capital Corp.                     208      1,690
BOK Financial Corp.*                       100      1,900
Brenton Banks, Inc.                        120      1,485
Brookline Bancorp, Inc.                    100      1,081
BSB Bancorp, Inc.                          100      1,450
BT Financial Corp.                         105      2,054
Capitol Federal Financial                  800     11,600
Cathay Bancorp, Inc.                       100      4,931
Century South Bank, Inc.                   100      1,838
Chemical Financial Corp.                   131      2,800

                                       Shares      Value
                                       ------      -----

Banks - continued
Chittenden Corp.                          207     $5,498
Citizens Banking Corp.                    361      8,596
Colonial Bancgroup, Inc.                  308      2,714
Commerce Bancorp, Inc.                    310     18,774
Commercial Federal Corp.                  166      2,905
Community First Bankshares, Inc.          403      6,247
Corus Bankshares, Inc.                    100      3,969
CPB, Inc.                                 100      2,525
Cullen Frost Bankers, Inc.                111      3,698
CVB Financial Corp.                       100      1,669
Dime Community Bancorp, Inc.              100      2,219
Doral Financial Corp.                     500      8,938
Downey Financial Corp.                    131      6,255
East West Bancorp, Inc.                   390      7,386
F & M Bancorp                             105      2,139
F & M National Corp.                      103      2,665
F N B Corp.                               110      2,365
First Bancorp                             200      4,588
First Busey Corp.                         100      1,831
First Charter Corp.                       156      2,408
First Commonwealth Financial Corp.        500      4,969
First Citizens Bancshares, Inc.            35      2,590
First Federal Capital Corp.               100      1,175
First Financial Bancorp                   341      5,286
First Financial Bankshares, Inc.          100      3,075
First Financial Holdings, Inc.            100      1,688
First Indiana Corp.                       100      2,300
First Merchants Corp.                     100      2,300
First Midwest Bancorp, Inc.               350      8,772
First Niagara Financial Group, Inc.       100        906
First Sentinel Bancorp, Inc.              400      3,713
Firstfed Financial Corp.*                 118      3,009
Frontier Financial Corp.                  100      1,875
Fulton Financial Corp.                    226      4,944
GBC Bancorp                                85      2,709
Gold Banc Corp., Inc.                     731      3,381
Greater Bay Bancorp                       420     13,676
Hancock Holding Co.                       100      3,113
Harbor Florida Bancshares, Inc.           100      1,225
Harleysville National Corp.               105      3,229
Hudson United Bancorp                     565     12,642
Imperial Bancorp                          324      7,877
Independence Community Bank               500      7,344
Integra Bank Corp                         110      2,839
International Bancshares Corp.            156      5,587
Investors Financial Services Corp.        300     21,506
Irwin Financial Corp.                     100      1,544
MAF Bancorp Inc.                          200      4,800
Merchants NY Bancorp, Inc.                124      2,573
Mid American Bancorp                      100      2,488
Mid State Bancshares                      100      2,950
National Penn Bancshares, Inc.            115      2,444
Netbank, Inc.*                            340      2,954


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares       Value
                                       ------       -----

Banks - continued
Northwest Bancorp, Inc.                   100        $744
Oceanfirst Financial Corp.                100       2,094
Ocwen Financial Corp.*                    300       1,763
Omega Financial Corp.                     100       2,888
Oriental Financial Group, Inc.            100       1,225
Pacific Capital Bancorp                   200       5,350
Pacific Northwest Bancorp*                100       1,338
Park National Corp.                       100       9,563
Premier National Bancorp, Inc.            100       2,050
Provident Bankshares Corp.                220       4,166
Provident Financial Group, Inc.             7         212
Queens County Bancorp                     108       3,024
R & G Financial Corp.                     100         981
Republic Bancorp, Inc.                    420       3,990
Republic Security Financial Corp.         400       2,713
Richmond County Financial Corp.           460      10,810
Riggs National Corp.                      123       1,384
Roslyn Bancorp, Inc.                      618      13,403
S & T Bancorp, Inc.                       200       3,775
Sandy Spring Bancorp, Inc.                100       2,213
Santander Bancorp                          20         305
Seacoast Financial Services Corp.         200       2,125
Silicon Valley Bancshares*                412      19,055
Sky Financial Group Inc.                1,071      17,812
South Financial Group, Inc.               417       4,248
Southwest Bancorporation*                 300      10,950
Staten Island Bancorp, Inc.               400       7,725
Sterling Bancshares, Inc.                 200       3,438
Susquehanna Bancshares, Inc.              300       4,238
Texas Regional Bancshares, Inc.           100       2,988
The Trust Company Of N J                  105       1,509
Trustco Bank Corp N Y                     460       5,520
Trustmark Corp.                           142       2,698
U S B Holding, Inc.                       105       1,306
UMB Financial Corp.                       110       3,726
United Bankshares, Inc.                   400       7,800
United National Bancorp                   100       1,775
United Community Financial                300       2,100
W Holding Co., Inc.                       400       3,700
Washington Federal, Inc.                  500      11,156
Webster Financial Corp.                   300       7,313
Wesbanco, Inc.                            129       2,991
Westamerica Bancorporation                 90       3,234
Westcorp, Inc.                            100       1,550
Whitney Holding Corp.                     145       5,348
                                              -----------
                                                  553,124
Beverages - 0.15%
Constellation Brands, Inc.*               100       4,875
Mondavi, Robert Corp.*                    100       4,525
Pepsiamericas, Inc.*                       97         352
Triarc Cos., Inc.*                        100       2,493
                                              -----------
                                                   12,245

                                    Shares      Value
                                    ------      -----

Biotechnology - 3.05%
Aclara Biosciences, Inc.*               51       $912
Advanced Tissue Sciences, Inc.*        572      4,076
Albany Molecular Research, Inc.*       100      5,813
Alexion Pharmaceuticals, Inc.*          89      9,200
Alliance Pharmaceutical Corp*          335      4,732
Avant Immunotherapeutics, Inc.*        313      2,641
Avigen, Inc.*                           90      3,488
Aviron*                                115      7,518
Bio-Technology General Corp.*          400      4,200
Biocryst Pharmaceuticals, Inc.*         73        666
Biomarin Pharmaceutical, Inc.*          96      1,248
Biomatrix, Inc.*                       100      1,913
Biopure Corp.*                          70      1,439
Cell Genesys, Inc.*                    229      5,281
Cerus Corp*                             53      2,961
Collateral Therapeutics*                49      1,239
Connetics Corp.*                       584      3,057
Corixa Corp.*                          131      5,830
Curagen Corp.*                         184     11,891
CV Therapeutics, Inc.*                 102      8,033
Digene Corp.*                          172      5,582
Edwards Lifesciences Corp.*            375      5,039
Entremed, Inc.*                        100      3,113
Enzo Biochem, Inc.*                    161      6,199
Exelixis, Inc.*                         50      1,103
Geltex Pharmaceuticals, Inc.*          150      7,444
Gene Logic, Inc.*                      191      4,166
Genome Therapeutics Corp.*             148      2,211
Genta, Inc.*                            27        218
Genzyme Transgenics Corp.*             118      2,530
Geron Corp.*                           146      3,431
Hyseq, Inc.*                            65      1,889
Idexx Labs, Inc.*                      300      7,200
Ilex Oncology, Inc.*                   252      9,135
Immune Response Corp.*                 136        825
Immunomedics, Inc.*                    323      7,469
Invitrogen Corp.*                      148     11,238
Lexicon Genetics, Inc.*                 55      1,114
Luminex Corp.*                          29        787
Lynx Therapeutics, Inc.                 68      1,190
Maxim Pharmaceuticals, Inc.            136      6,035
Maxygen, Inc.                           45      1,811
Myriad Genetics, Inc.                  130     15,600
Neorx Corp.*                           131      2,129
Neose Technologies, Inc.*               67      2,425
Neurocrine Biosciences, Inc.*          141      5,464
Neurogen Corp.*                        100      3,144
Orchid Biosciences, Inc.*               27        552
Organogenesis, Inc.*                   300      3,762
Paradigm Enetics, Inc.*                126      2,000
Peregrine Pharmaceuticals, Inc.*       519      1,249
Pharmacopeia, Inc.*                    128      2,336
Photogen Technologies, Inc.*            64        288


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares       Value
                                       ------       -----

Biotechnology - continued
Regeneron Pharmaceuticals, Inc.*          121      $3,237
Ribozyme Pharmaceuticals, Inc.*            57       1,208
Sangstat Medical Corp.*                   600       6,000
Targeted Genetics Corp.*                  229       2,290
Texas Biotechnology Corp.*                302       4,455
Transkaryotic Therapies, Inc.*            140       5,215
Valentis, Inc.*                           184       1,587
Vaxgen, Inc.*                              38       1,043
Vical, Inc.*                              116       2,458
                                              -----------
                                                  242,309
Building Products - 0.54%
Armstrong Holdings, Inc.                  201         578
Comfort Systems USA, Inc.*                300         881
Coorstek, Inc.*                            25         731
Dal-Tile International, Inc.*             500       6,188
Elcor Chemical Corp.                      150       2,334
Insituform Technologies, Inc.*            129       4,604
Lennox International, Inc.                169       1,341
NCI Building Systems, Inc.*               119       1,852
Nortek, Inc.*                             240       4,515
Owens Corning                             269         370
Simpson Manufacturing, Inc.*              100       4,263
Trex Company, Inc.*                       127       4,747
Universal Forest Products, Inc.           100       1,350
Watsco, Inc.                              351       3,306
York International Corp.                  218       5,927
                                              -----------
                                                   42,987
Chemicals - 1.88%
Airgas, Inc.*                             500       3,375
Albemarle Corp.                           200       4,638
Arch Chemicals, Inc.                      131       2,546
Calgon Carbon Corp.                       320       1,880
Cambrex Corp.                             150       5,991
Chemfirst, Inc.                           117       2,691
Crompton Corp.                            969       7,752
Cytec Industries, Inc.*                   400      13,850
Ethyl Corp.                               536       1,072
Ferro Corp.                               300       6,150
Fuller, H B Co.                           100       3,381
Georgia Gulf Corp.                        300       4,013
Grace, W R & Co.                          500       1,906
Great Lakes Chemical Corp.                265       8,844
International Specialty Products*         100         625
Lilly Industries, Inc.                    147       4,410
Lubrizol Corp.                            290       6,289
MacDermid, Inc.                           100       2,150
Millennium Chemicals, Inc.                420       6,773
Minerals Technologies, Inc.               100       3,131
NL Industries, Inc.                       100       2,363
Olin Corp.                                400       7,100
OM Group, Inc.                            200       9,250
Omnova Solutions, Inc.                    300       1,688

                                               Shares       Value
                                               ------       -----

Chemicals - continued
R.P.M. ,Inc.                                      562      $5,023
Schulman, A, Inc.                                 300       3,281
Scotts Co.*                                       290      10,368
Solutia, Inc.                                     711       9,065
Spartech Corp.                                    100       1,544
Stepan Chemical Co.                                37         717
Valspar Corp.                                     204       5,571
Wd-40 Co.                                         100       2,186
                                                      -----------
                                                          149,623
Commercial Services & Supplies - 3.68%
4 Kids Entertainment, Inc.*                        17         245
ABM Industries, Inc.                              105       2,933
Administaff, Inc.*                                200       7,100
Advanced Marketing Services, Inc.                  39         702
Advantage Learning Systems, Inc.*                 100       2,969
Advent Software, Inc.*                            190      11,364
Armor Holdings, Inc.*                             222       3,455
Banta Corp.                                       200       4,613
Billing Concepts Corp.*                           300         900
Bowne & Co., Inc.                                 338       2,831
Braun Consulting, Inc.*                            43         324
Bright Horizons Family Solutions, Inc.*           100       2,500
C D I Corp.*                                      100       1,588
Career Education Corp.*                           104       4,024
Casella Waste Systems, Inc.*                      280       2,433
Catalytica, Inc.*                                 500       6,719
CCC Information Services Group, Inc.*             151       1,038
Central Parking Corp.                             100       1,919
Centurybusiness Services, Inc.*                   600         675
Cheap Tickets, Inc.*                              169       1,796
Chemed Corp.                                      100       3,288
Coinstar, Inc.*                                   260       3,429
Compucredit Corp.*                                100       3,088
Corporate Executive Board Co.*                    200       9,225
Costar Group, Inc.*                                87       2,719
Cypress Communications, Inc.*                      53         142
Diamond Technology Partner, Inc.*                 144       6,426
Digitalthink, Inc.*                                24         846
e.MedSoft.com*                                    282         423
Edison Schools, Inc.*                              62       1,701
Education Management Corp.*                       123       3,813
Encompass Servics Corp.*                          501       2,286
F Y I, Inc.*                                      100       4,013
Factset Research Systems, Inc.                    125       4,734
First Consulting Group*                           101         675
Futurelink Corp.*                                 266         482
G & K Services                                    100       2,763
Hall Kinion & Assoc., Inc.*                        42       1,110
Harland, John H Co.                               200       2,775
Heidrick & Struggles International, Inc.*         136       8,407
HON Industries, Inc.                              337       8,109
Hypercom Corp.*                                   100         688


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares       Value
                                        ------       -----

Commercial Services & Supplies - continued
Insurance Auto Auctions, Inc.*              13        $156
Ionics, Inc.*                              104       2,178
ITT Educational Services, Inc.*            100       1,575
Kelly Services, Inc.                       115       2,552
kforce.com, Inc.*                          400       1,625
Kimball International, Inc.*               300       4,669
Korn / Ferry International*                243       8,505
Labor Ready, Inc.*                         330         990
Learning Tree International, Inc.*         100       4,525
Mail Well Holdings, Inc.*                  420       2,074
Management Network Group, Inc.*             29         382
Medquist, Inc.*                            332       3,735
Memberworks, Inc.*                         100       3,438
Meta Group, Inc.*                            7          67
Modis Professional Services, Inc.*         630       2,599
Multex Systems, Inc.*                      108       1,397
National Data Corp.                        194       7,396
Navigant Consulting Co.*                   300       1,144
NCO Group, Inc.*                           247       5,403
Netcentives, Inc.*                         254       1,810
New England Business Svc, Inc.             100       1,738
Nextcard, Inc.*                            140       1,068
Ogden Corp.*                               400       5,500
On Assignment, Inc.*                       200       5,038
Pegasus Systems, Inc.*                     150       2,559
Per Se Technologies Inc*                   206         908
Pittston Brinks Group                      396       6,287
Pre Paid Legal Svcs, Inc.*                 124       5,441
Probusiness Services, Inc.*                250       8,172
Professional Detailing, Inc.*               14       1,241
Profit Recovery Group Intl., Inc.*         350       1,881
Prosofttraining.com*                        85         595
Rollins, Inc.                              110       1,987
Sitel Corp.*                               400       1,125
Sodexho Marriott Services, Inc.            143       2,628
Sothebys Holdings, Inc.                    257       6,987
Source Information Mgmt. Co.*              210       1,155
Spherion Corp.*                            480       5,700
Standard Register Co.                      100       1,200
Strayer Education, Inc.                     28         674
Surmodics, Inc.*                            31       1,628
Sylvan Learning Systems, Inc.*             185       2,856
Tanning Technology Corp.*                   63         340
Tetra Tech, Inc.*                          322      11,190
United Stationers, Inc.*                   300       9,019
Volt Information Sciences, Inc.*           100       2,175
Wackenhut Corp.*                           100       1,263
Wallace Computer Service, Inc.             400       5,800
Waste Connections, Inc.*                   291       7,439
Xceed, Inc.*                               100          78
Zomax Optical Media, Inc.*                 200       1,213
                                               -----------
                                                   292,363

                                           Shares       Value
                                           ------       -----

Communications Equipment - 1.87%
Adaptive Broadband Corp.*                     300      $4,819
Airnet Commumication Corp.*                    19         289
Allen Telecom, Inc.*                          200       3,738
Anixter International, Inc.*                  137       3,322
Arguss Holdings, Inc.*                        100       1,250
Audiovox Corp.*                                70         958
Aware, Inc.*                                  117       3,620
Brooktrout, Inc.*                             100       1,444
C-Cor.net Corporation*                        200       3,125
Cable Design Technologies Corp.*              450      10,378
Carrier Access Corp.*                         100       1,250
Celeritek, Inc.*                               61       2,017
Cobalt Networks, Inc.*                        200      11,025
Computer Network Technology*                  200       6,078
Cylink Corp.*                                 156         658
Davox Corp.*                                    9          88
Glenayre Technologies, Inc.*                  500       4,125
Impsat Corp.*                                  74         888
Intelect Communications, Inc.*                481         541
Inter-Tel, Inc.                               105       1,214
Interdigital Communications Corp.*            413       4,517
International Fibercom, Inc.*                 200       2,575
LCC International, Inc.*                       60         900
MCK Communications, Inc.*                      52         813
Metawave Communications Corp.*                161       2,133
MRV Communications, Inc.*                     400      15,800
Neon Communications, Inc.*                     34         410
Netro Corp.*                                  354       7,722
Network Equipment Technologies, Inc.*         138       1,311
Network Peripherals, Inc.*                    100       1,088
NX Networks, Inc.*                            219         623
Osicom Technologies, Inc.*                     77       2,464
P-Com, Inc.*                                  500       2,813
Plantronics, Inc.*                            300      13,688
Proxim, Inc.*                                 200      12,125
Sonicwall, Inc.*                              170       2,539
Spectralink Corp.*                             57         424
Superior Telecom, Inc.                        100         494
Symmetricom, Inc.*                             87       1,109
Telaxis Communications Corp.*                  16          72
Tut Systems, Inc.*                            113       3,757
US Wireleless Corp.*                           94       1,445
Viasat, Inc.*                                  94       2,068
Vyyo, Inc.*                                    37         819
Westell Technologies*                         180         990
World Access, Inc.*                           538       2,623
Xircom, Inc.*                                 200       2,825
                                                  -----------
                                                      148,971
Computers & Peripherals - 1.29%
3dfx Interactive, Inc.*                       190         808
Advanced Digital Information*                 375       4,875
Avid Technology, Inc.*                        144       1,998

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Computers & Peripherals - continued
Concurrent Computer Corp.*                 435       $7,667
Crossroads Systems, Inc.*                  125          867
Dot Hill Systems Corp.*                     70          241
DSP Group, Inc.*                           200        5,675
e.Machines, Inc.*                           92           95
Extended Systems, Inc.                      53        2,067
Gadzoox Networks, Inc.*                    205          756
Hutchinson Technology, Inc.*               200        4,388
Immersion Corp.*                            91          899
Infocus Corp.*                             156        6,893
Intergraph Corp.*                          400        2,500
Interlink Electronics, Inc.*                79        1,768
Iomega Corp.*                            2,200       10,802
JNI Corp.*                                  15        1,336
Maxtor Corp.*                              500        3,906
Media 100, Inc.*                            36          356
Micron Electronics, Inc.*                  326        2,577
MTI Technology Corp.*                      300        1,556
Paradyne Networks, Inc.*                   103          412
Procom Technology, Inc.*                    33          749
Quantum Corp.*                             611        6,988
Rainbow Technologies, Inc.*                110        2,736
SCM Microsystems, Inc.*                    100        3,800
Silicon Graphics, Inc.*                  1,286        5,787
Storage Technology Corp.*                  666        6,494
Universal Display Corp.*                    77        1,328
Wave Systems Corp.*                        400        4,625
Western Digital Corp.*                   1,064        6,384
Xybernaut Corp.*                           217        1,022
                                               ------------
                                                    102,355
Construction & Engineering - 0.40%
Emcor Group, Inc.*                         100        2,594
Foster Wheeler Corp.                       400        2,950
Granite Construction, Inc.                 121        2,760
Intergrated Electrical Svcs.*              300        2,063
Jacobs Engineering Group, Inc.*            142        5,875
SBA Communcations Corp.*                   217       10,877
URS Corp.*                                 100        1,281
Washington Group Intl., Inc.*              306        3,213
                                               ------------
                                                     31,613
Construction Materials - 0.14%
Amcol Intl. Corp.                          200        1,475
Centex Construction Products, Inc.         100        2,594
Florida Rock Industries, Inc.              100        3,888
Texas Industries, Inc.                     136        3,170
U S Aggregates, Inc.                         5           70
                                               ------------
                                                     11,197
Containers & Packaging - 0.46%
Ball Corp.                                 154        5,409
Caraustar Industries, Inc.                 200        2,013
Chesapeake Corp.                           100        1,963
Earthshell Corp.*                          263          822

                                             Shares        Value
                                             ------        -----

Containers & Packaging - continued
Gaylord Container Corp.*                        400         $875
Greif Bros. Corp.                               100        3,200
Ivex Packaging Corp.*                           135        1,325
Longview Fibre Co.                              433        5,900
Myers Industries, Inc.                          132        1,749
Packaging Corp. of America*                     150        2,203
Pactiv Corp.*                                 1,081       11,349
                                                    ------------
                                                          36,808
Distributors - 0.03%
Brightpoint, Inc.*                              400        2,663
                                                    ------------
Diversified Financials - 2.79%
Acacia Research Corp.*                           83        2,640
Advanta Corp.                                   100        1,025
Affiliated Managers Group, Inc.*                286       17,196
Allied Capital Corp.                            500       10,313
American Capital Strategies, Ltd.               315        6,950
Americredit Corp.*                              800       21,500
Arch Capital Group, Ltd.*                       100        1,550
Blackrock, Inc.*                                 93        3,964
Cash America Intl., Inc.                        200        1,038
Charter Municipal Mortgage Accpt. Co.           133        1,794
Credit Acceptance Corp.*                        100          613
Dain Rauscher Corp.                             100        9,381
Donaldson Lufkin & Jenrette*                     54          273
E-Loan, Inc.*                                   660        1,898
Eaton Vance Corp.                               380       18,929
Espeed, Inc.*                                    62        1,302
Financial Federal Corp.*                        220        4,661
Finova Group, Inc.                              350          897
Friedman, Billings, Ramsey Group, Inc.*         149        1,192
Frontline Capital Group*                        166        2,366
Gabelli Asset Mgmt., Inc.*                      130        4,680
Globalnet Financial.com, Inc.*                  166          747
Investment Technology Group*                    166        5,976
Jeffries Group, Inc.                            137        3,733
Labranche & Co., Inc.*                          203        8,044
Leucadia National Corp.                         400        9,950
Liberty Financial Cos., Inc.                    100        2,700
Medallion Financial Corp.                       100        1,538
Metris Companies, Inc.                          611       19,781
Morgan Keegan, Inc.                             200        3,988
National Discount Brokers Group*                100        4,869
On2.COM, Inc.*                                   99          226
Pennaco Energy, Inc.*                           351        4,366
PFF Bancorp, Inc.                               100        1,850
Phoenix Investment Partners, Ltd.*              500        7,813
Raymond James Financial, Inc.                   400       13,525
Southwest Securities Group                      121        3,418
The Intercept Group, Inc.*                       31          839
Triad Guaranty, Inc.*                           100        2,906

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                          Shares        Value
                                          ------        -----

Diversified Financials - continued
Tucker Anthony Sutro Corp.                   100       $2,313
Walter Industries, Inc.                      400        2,975
WFS Financial, Inc.*                          27          425
Wit Soundview Group, Inc.*                   794        5,653
                                                 ------------
                                                      221,797
Diversified Telecommunication - 1.22%
Adelphia Business Solutions*                 203        1,269
Alamosa PCS Holdings, Inc.*                   34          516
Alaska Communications Sys., Inc.*             54          368
Allied Riser Communications Corp.*           587        1,871
Arch Wireless, Inc.*                         330          990
Caprock Communications Corp.*                300        2,138
CFW Communications Co.                       100        1,988
Choice One Communications, Inc.*              48          519
Commonwealth Telephone Entrps, Inc.*         100        3,463
CT Communications, Inc.                      200        4,013
CTC Communications Group, Inc.*              150        1,448
Deltathree.com, Inc.*                         55          165
E-Spire Communications, Inc.*                430        1,183
Eglobe, Inc.*                                373          152
Electric Lightware, Inc.*                    100          575
Fibernet Telecom. Group, Inc.*                53          566
Firstworld Communications*                    56           84
General Communication, Inc.*                 300        2,344
Goamerica, Inc.*                              69          720
Golden Telecommunications, Inc.*              48          744
Hickory Tech Corp.                            60        1,365
Ibasis, Inc.*                                 79          612
ICG Communications, Inc.*                    600          263
IDT Corp.*                                   154        5,506
Illuminet Holdings, Inc.*                    151        3,636
Intermedia Communications, Inc.*             400        8,850
ITC Deltacom, Inc.*                          400        3,238
ITCX Corp.*                                  131        1,384
Leap Wireless Intl., Inc.*                   181        9,005
Metricom, Inc.*                              136        2,414
Metrocall, Inc.*                             526          674
Motient Corp.*                               222        2,692
Mpower Communications Corp.*                 364        2,366
Net2000 Communication, Inc.*                  60          360
Net2phone, Inc.*                             142        2,636
Network Access Solutions Corp.*              105          285
Network Plus Corp.*                           54          425
North Pittsburgh Systems, Inc.               107        1,271
Pac-West Telecomm, Inc.*                     114          990
Price Communications Corp.*                  465       10,056
Primus Telecomm Group, Inc.*                 273        1,382
Rhythms Netconnections, Inc.*                557        1,218
Talk.com, Inc.*                              400        1,238
Teligent, Inc.*                              216        1,640
Telocity, Inc.*                               55          158
Us LEC Corp.*                                100          600

                                           Shares        Value
                                           ------        -----

Diversified Telecommunication - continued
Viatel, Inc.*                                 376       $3,619
Weblink Wireless, Inc.*                       337        2,675
Worldpages.com, Inc.*                         269          689
Z Tel Technologies, Inc.*                      22          187
                                                  ------------
                                                        96,550
Electric Utilities - 1.92%
Allete*                                       283        6,102
Black Hills Corp.                             138        4,313
CH Energy Group, Inc.                         109        4,292
Cleco Corp.                                   445       21,165
Conectiv, Inc.                                824       14,781
El Paso Electric Co.*                         500        5,995
Empire District Electric Co.                  112        3,101
Energy East Corp.                             118        2,382
Hawaiian Electric Industries, Inc.            308       10,145
Idacorp, Inc.                                 300       14,794
Kansas City Power & Light Co.                 263        6,328
Madison Gas & Electric Co.                    100        2,175
MDU Resources Group, Inc.                     500       14,625
OGE Energy Corp.                              211        4,339
Otter Tail Power Co.                          200        4,438
Public Service Co. New Mexico                 300        8,269
RGS Energy Group, Inc.                        334        9,853
UIL Holding Corp.                             100        4,681
Unisource Energy Corp.                        300        4,481
WPS Resources Corp.                           200        6,436
                                                  ------------
                                                       152,695
Electrical Equipment - 2.22%
Advanced Lighting Technologies, Inc.*          89        1,062
American Technical Ceramics*                    3           46
Ametek Aerospace Products, Inc.               307        6,677
Anaren Microwave, Inc.*                        76        7,904
Artesyn Technologies, Inc.*                   315       12,797
Asyst Technologies, Inc.*                     283        4,245
Baldor Electric Co.                           308        6,122
Bel Fuse, Inc.                                 33        1,324
Belden, Inc.                                  200        5,188
Benchmark Electronics, Inc.*                  100        4,025
Brady Corp.                                   134        4,154
C&D Technologies                              271       16,023
CTS Corp.                                     200        8,588
Electro Scientific Industries, Inc.*          200        6,988
Excel Technology, Inc.*                        39          975
Franklin Electric, Inc.                         5          341
General Cable Corp.                           300        1,800
Genlyte Group, Inc.*                          100        2,588
Littelfuse, Inc.*                             126        3,654
Magnetek, Inc.*                               200        2,175
MKS Instruments Inc.*                           3           55
National Service Industries, Inc.             115        2,350
Paxar Corp.*                                  400        3,275
Penn Engineering & Mfg Corp.                    3          113

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

Electrical Equipment - continued
Plexus Corp.*                             238      $15,009
Power Integrations*                       167        2,244
Rayovac Corp.*                            310        4,573
Satcon Technology Corp.*                  128        3,264
Sensormatic Electronics Corp.*            600       10,800
SLI Inc.                                  100          825
Smith A O Corp.                           136        1,921
Technitrol, Inc.                          100       11,088
Tecumseh Products, Co.                     26        1,037
Telxon Corp.*                              89        1,997
Three Five Systems, Inc.*                 140        4,830
Triumph Group, Inc.*                      100        3,400
Vicor Corp.*                              120        6,480
Wesco Intl., Inc.*                        300        2,513
Woodhead Industries                        39          858
Zixit Corp.*                              120        2,929
                                              ------------
                                                   176,237
Electronic Equipment & Instruments - 3.06%
ACT Manufacturing, Inc.*                   61        2,005
Anadigics, Inc.*                          207        4,632
Analogic Corp.                             20          706
Applied Micro Circuits Corp.*             332       25,340
Aurora Bioscience Corp.*                  193       11,761
California Amplifier, Inc.*                72        1,800
Caliper Technologies Corp.*                20        1,128
Checkpoint Systems, Inc.*                 300        2,381
Cohu, Inc.                                100        1,581
Cyberoptics Corp.*                         14          329
DDI Corporation*                           58        2,316
Emagin Corp.*                             100          865
Exar Corp.*                               300       13,406
Fisher Scientific Intl., Inc.*            400       15,375
Fuelcell Energy, Inc.*                     22        1,684
Harman Intl. Industries, Inc.             208        9,984
HI / FN, Inc.*                             22        1,359
Identix, Inc.*                            162        2,333
Ii-Vi, Inc.*                               32          662
Interlogix, Inc.*                          46          566
Ixys Corp.*                                 4          101
Keithley Instruments, Inc.                 49        2,622
Kent Electronics Corp.*                   200        3,725
Lightpath Technologies, Inc.*              78        2,126
Mattson Technology, Inc.*                  94        1,105
Meade Instruments Corp.*                   13          238
Mechanical Technology, Inc.*              157        1,178
MEMC Electronics Materials, Inc.*         300        2,981
Methode Electronics, Inc.                 300       11,288
Mettler Toledo Intl., Inc.*               349       16,294
MIPS Technologies, Inc.*                  300       12,038
Nanometrics, Inc.*                         19          437
Park Electrochemical Corp.                100        6,606
Photon Dynamics, Inc.*                     76        2,736

                                        Shares        Value
                                        ------        -----

Electronic Equipment & Instruments - continued
Pioneer Standard Electronics, Inc.         150       $2,081
Pixelworks, Inc.*                          100        3,331
PLX Technology, Inc.*                      101        2,424
Quicklogic Corp.*                          183        1,624
Research Frontiers, Inc.*                   57        1,097
Robotic Vision Systems, Inc.*              238        1,302
Rudolph Technologies, Inc.*                 24          936
SBS Technologies, Inc.*                     40        1,030
Sipex Corp.*                               144        5,670
Somera Communications, Inc.*               174        1,958
Spectra Physics Lasers, Inc.*               11          388
Stanford Microdevices, Inc.*               100        2,506
Superconductor Technologies*               118        1,195
Supertex, Inc.*                             26          738
Symyx Technologies, Inc.*                  146        6,889
Teledyne Technologies, Inc.*               173        4,336
Therma Wave, Inc.*                          63        1,292
Tollgrade Communications, Inc.*             79        7,564
Trimble Navigation Ltd.*                   150        3,563
Varian, Inc.*                              300        9,244
Veeco Instruments, Inc.*                   159       10,526
Viasystems Group, Inc.*                    282        4,001
Wink Communications, Inc.*                 138        1,415
X Rite, Inc.                                44          297
Zygo Corp.*                                 90        4,453
                                               ------------
                                                    243,548
Energy Equipment & Services - 0.95%
Atwood Oceanics, Inc.*                     100        3,356
CAL Dive Intl., Inc.*                        7          348
Carbo Ceramics, Inc.                        19          569
Dril-Quip, Inc.*                           100        3,300
Friede Goldman Halter, Inc.*               300        1,725
Horizon Offshore, Inc.*                    192        2,640
Input/Output, Inc.*                        400        3,375
Key Energy Services, Inc.*                 990        8,910
Lone Star Technologies, Inc.*              146        5,862
Newpark Resources, Inc.*                   545        4,905
Oceaneering Intl., Inc.*                   100        1,406
Offshore Logistics, Inc.*                  100        1,725
Parker Drilling Co.*                       500        3,000
Patterson Energy, Inc.*                    371       10,434
RPC, Inc.                                  100        1,244
Seacor Smit, Inc.*                         150        6,281
Seitel, Inc.*                              200        3,000
Superior Energy Svcs., Inc.*               400        3,600
UTI Energy Corp.*                          200        4,013
Veritas DGC, Inc.*                         200        6,000
                                               ------------
                                                     75,693
Food & Drug Retailing - 0.59%
Brio Technology, Inc.*                     250        2,047
Caseys General Stores, Inc.                400        5,000
Duane Reade, Inc.*                         100        2,919

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Food & Drug Retailing - continued
Fleming Cos., Inc.                         350       $4,966
Great Atlantic & Pacific Tea, Inc.         100        1,000
Ingles Markets, Inc.                       100          988
Longs Drug Stores Corp.                    192        4,200
Performance Food Group Co.*                220        8,910
Ruddick Corp.                              300        3,938
United Natural Foods, Inc.*                100        1,256
Whole Foods Market, Inc.*                  200        9,250
Wild Oats Markets, Inc.*                   410        2,587
                                               ------------
                                                     47,061
Food Products - 1.61%
Agribrands Intl., Inc.*                    100        4,350
American Italian Pasta Co.*                350        7,022
Aurora Foods, Inc.*                        680        1,913
Cadiz, Inc.*                               580        6,163
Chiquita Brands Intl., Inc.                400          775
Corn Products Intl., Inc.                  300        7,538
Dean Foods Co.                             198        6,336
Del Monte Foods Co.*                       500        3,031
Delta & Pine Land Co.                      300        7,331
Dole Food, Inc.                            252        3,040
Dreyers Grand Ice Cream, Inc.              330        8,126
Earthgrains Co.                            400        8,100
Farmer Bros. Co.                             1          195
Hain Celestial Group, Inc.*                353       14,010
International Multifoods Corp.             106        1,795
Interstate Bakeries Corp.                  168        2,352
Lance, Inc.                                200        2,013
Michael Foods, Inc.                        100        2,694
Pilgrims Pride Corp.                       100          675
Ralcorp Holdings, Inc.*                    285        4,008
Rica Foods, Inc.*                           48          732
Riviana Foods, Inc.                         47          799
Sensient Technologies Corp.*               403        7,959
Smithfield Foods, Inc.*                    300        8,606
Smucker, J M Co.*                          200        4,450
Suiza Foods Corp.*                         300       13,894
Tejon Ranch Co.                              2           43
                                               ------------
                                                    127,950
Gas Utilities - 1.59%
AGL Resources, Inc.                        500       10,188
Atmos Energy Corp.                         400        9,250
Cascade Natural Gas Corp.                  100        1,844
Energen Corp.                              280        8,015
Laclede Gas Co.                            122        2,669
Midcoast Energy Resources, Inc.            400        8,100
New Jersey Resources Corp.                 100        3,994
Northwest Natural Gas Co.                  200        4,688
NUI Corp.                                  100        3,119
Oneok, Inc.                                400       15,850
Piedmont Natural Gas, Inc.                 300        9,150
Semco Energy, Inc.                         115        1,783

                                         Shares        Value
                                         ------        -----

Gas Utilities - continued
South Jersey Industries, Inc.               100       $2,913
Southern Union Co.                          325        6,114
Southwest Gas Corp.                         300        6,263
Southwestern Energy Co.                     200        1,600
Transmontaigne, Inc.*                       200          775
UGI Corp.                                   305        7,072
Vectren Corp.                               566       13,085
WGL Holdings, Inc.*                         400       10,200
                                                ------------
                                                     126,672
Health Care Equipment & Supplies - 2.96%
Abiomed, Inc.*                               72        2,088
Acuson Corp.*                               100        2,281
Adac Laboratories*                           96        1,248
Aradigm Corp.*                              107        2,367
Arrow International, Inc.                   100        4,031
Arthrocare Corp.*                           300        6,806
Aspect Medical Systems, Inc.*               115        1,021
ATS Medical, Inc.*                           86        1,575
Bio-Rad Laboratories, Inc.*                 100        2,990
Biosite Diagnostics, Inc.*                   95        2,090
Cardiodynamics Intl., Corp.*                654        3,434
Celsion Corp.*                              302          604
Chromavision Medical Systems, Inc.*         260        1,235
Closure Medical Corp.*                      177        4,292
Coherent, Inc.*                             200        6,963
Conmed Corp.*                               100        1,469
Cooper Cos., Inc.                           100        3,575
Cyberonics, Inc.*                           315        7,324
Cygnus, Inc.*                               154        1,376
Datascope Corp.                             100        3,463
Diagnostic Products Corp.                   100        4,563
Diametrics Medical, Inc.*                   613        5,057
Endocare, Inc.*                             170        3,007
Enzon, Inc.*                                400       28,500
Gliatech, Inc.*                             150          966
Haemonetics Corp.*                          200        4,700
Henry Schein, Inc.*                         200        4,875
I-Stat Corp.*                                76        1,492
Igen Intl., Inc.*                           100        2,488
Imatron, Inc.*                              495        1,067
Inamed Corp.*                                73        2,044
Inhale Therapeutic Systems*                 222       11,045
Invacare Corp.                              200        5,700
Mentor Corp.                                134        2,362
Molecular Devices Corp.*                    100        6,838
Nabi*                                       175        1,069
Nanogen, Inc.*                              100        1,550
Nexell Therapeutics, Inc.*                  207        1,478
Noven Pharmaceuticals, Inc.*                224        9,982
Novoste Corp.*                              100        2,525
Ocular Sciences, Inc.*                      100        1,238
Oratec Interventions, Inc.*                  28          280

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                           Shares        Value
                                           ------        -----

Health Care Equipment & Supplies - continued
Packard Bioscience Co.*                        46         $742
Polymedica Corp.*                             169        9,718
Resmed, Inc.*                                 300        7,650
Respironics, Inc.*                            313        6,143
Scott Technologies, Inc.*                     100        2,300
Sonic Innovations, Inc.*                       70          337
Sonosite, Inc.*                                51          650
Staar Surgical Co.*                             2           32
Steris Corp.*                                 500        7,500
Sunrise Technologies Intl.*                   400        2,888
Theragenics Corp.*                            200          938
Thermo Cardiosystems, Inc.*                   101          827
Thoratec Labs Corp.*                           84        1,024
Varian Medical Systems, Inc.*                 300       14,663
Vasomedical, Inc.*                            298        1,136
Ventana Medical Systems, Inc.*                100        2,625
Visx, Inc.*                                   397        8,511
Vital Signs, Inc.                              42        1,307
West Pharmaceutical Svcs., Inc.               100        2,200
Zoll Medical Corp.*                            29        1,430
                                                  ------------
                                                       235,679
Health Care Providers & Services - 3.91%
Accredo Health, Inc.*                          34        1,471
Advance Paradiam, Inc.*                       522       25,513
Ameripath, Inc.*                              100        1,794
Amerisource Health Corp.*                     400       17,375
Apria Healthcare Group, Inc.*                 400        8,000
Bergen Brunswig Corp.                         912        8,265
Beverly Enterprises, Inc.*                    800        4,000
Bindley Westn Industries, Inc.                135        4,852
Caremark Rx, Inc.*                          1,600       20,000
Covance, Inc.*                                500        4,313
Coventry Health Care, Inc.*                   500        9,125
Cryolife, Inc.*                                 9          358
Cyber Care, Inc.*                             434        2,129
Davita, Inc.*                                 600        6,750
DVI, Inc.*                                    230        3,853
Eclipsys Corp.*                               300        7,406
Health Net, Inc.*                             651       13,142
Hooper Holmes, Inc.                           500        4,745
Humana, Inc.*                               1,000       12,125
Impath, Inc.*                                 200       15,125
Laboratory Corp. of America Holdings*          40        5,395
Lifepoint Hospitals, Inc.*                    300       11,625
Lincare Holdings, Inc.*                       197        8,286
Manor Care, Inc.*                             503        8,394
Maximus, Inc.*                                100        2,456
Microvision, Inc.                              74        2,521
Mid Atlantic Medical Services, Inc.*          400        6,800
Omnicare, Inc.                                628       10,990
Orthodontic Centers of America, Inc.*         400       13,350
Owens & Minor, Inc.                           300        4,538

                                         Shares        Value
                                         ------        -----

Health Care Providers & Services - continued
Parexel Intl. Corp.*                        200       $1,750
Pharmaceutical Prod. Dvlpmnt, Inc.*         119        3,726
Province Healthcare Co.*                    193        8,130
PSS World Medical, Inc.*                    600        1,800
Quorum Health Group, Inc.*                  600        8,025
Renal Care Group, Inc.*                     400        9,400
Res-Care, Inc.*                             100          550
Service Corp Intl.*                       1,914        4,426
Stericycle, Inc.*                           280        9,065
Stewart Enterprises, Inc.                   471        1,001
Sunrise Assisted Living, Inc.*              100        2,338
Syncor Intl. Corp.*                         200        5,138
Triad Hospitals, Inc.*                      300        8,325
US Oncology, Inc.*                          488        2,620
                                                ------------
                                                     310,990
Hotels, Restaurants & Leisure - 2.39%
American Classic Voyages Co.*               100        1,381
Anchor Gaming*                                7          595
Applebees Intl., Inc.                       200        6,041
Argosy Gaming Corp.*                        380        6,175
Aztar Corp.*                                400        6,050
Bally Total Fitness Hldg. Corp.*            200        4,988
Bob Evans Farms, Inc.                       300        5,644
Boca Resorts, Inc.*                         380        5,154
Boyd Gaming Corp.*                          300        1,181
Buca, Inc.*                                 583        9,109
CBRL Group, Inc.                            500        8,938
CEC Entertainment, Inc.*                    155        4,941
Cheesecake Factory*                         340       15,066
Choice Hotels, Inc.*                        500        5,875
Churchill Downs, Inc.*                      100        2,800
Consolidated Products, Inc.                 175        1,323
Dover Downs Entertainment, Inc.             100        1,175
Extended Stay America, Inc.*                720        8,865
Gtech Holdings Corp.*                       343        5,938
Ihop Corp.*                                 100        2,113
Isle of Capri Casinos, Inc.*                324        3,564
Jack In The Box, Inc.*                      400        9,800
Krispy Kreme Doughnuts, Inc.*                19        1,873
Landrys Seafood Restaurants, Inc.           200        1,613
Lone Star Steakhouse & Saloon               214        1,806
Lubys Cafeterias, Inc.                      233        1,369
Marcus Corp.                                100        1,419
Morrison Mgmt. Specialists, Inc.            110        3,685
NPC Intl., Inc.*                            100        1,113
O'Charleys, Inc.*                           100        1,463
Papa Johns Intl., Inc.*                     350        8,794
Penn National Gaming, Inc.*                 225        3,938
Pinnacle Entertainment, Inc.*               350        7,984
Prime Hospitality Corp.*                    415        3,943
Rare Hospitality Intl., Inc.*               150        3,488
Ruby Tuesday, Inc.                          600        8,138

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Hotels, Restaurants & Leisure - continued
Ryans Family Steak Houses, Inc.*         300       $2,513
Sonic Corp.*                             100        3,650
Speedway Motorsports, Inc.*              201        3,505
Station Casinos, Inc.*                   300        4,838
Vail Resorts, Inc.*                      144        3,051
WMS Industries, Inc.*                    148        3,293
Wyndham Intl., Inc.*                   1,100        1,781
                                             ------------
                                                  189,973
Household Durables - 2.22%
American Greetings Corp.                 410        7,457
Applica, Inc.*                           646        3,270
Blyth Industries, Inc.                   190        4,940
Centex Corp.                             340       12,580
Champion Enterprises, Inc.*              400        1,550
Clayton Homes, Inc.                      482        4,428
Crossmann Communities, Inc.*              12          215
D.R.Horton, Inc.                         436        8,066
Ethan Allen Interiors, Inc.              400       11,700
Fedders USA, Inc.                        300        1,275
Fleetwood Enterprises, Inc.              300        3,956
Furniture Brands Intl., Inc.*            400        6,750
Interface, Inc.                          400        3,650
Kaufman & Broad Home Corp.               400       11,900
La-Z-Boy, Inc.                           400        6,300
Lancaster Colony Corp.                   102        2,410
Lennar Corp.                             402       12,914
Libbey, Inc.                             100        2,725
M.D.C. Holdings, Inc.                    100        2,738
Metromedia Inter. Grp., Inc.*            504        1,875
Mohawk Industries, Inc.*                 210        4,581
National Presto Industries, Inc.          47        1,428
NVR, Inc.*                               100       10,340
Oneida Ltd.                              100        1,063
Palm Harbor Homes, Inc.*                 100        1,463
Pulte Corp.                              300        9,994
Russ Berrie & Co., Inc.                  100        2,269
Ryland Group, Inc.                       100        3,225
Salton, Inc.*                            100        2,288
Springs Industries, Inc.                 100        2,356
Standard-Pacific Corp.                   200        3,750
Sunbeam Corp.*                           756          709
Toll Bros., Inc.*                        134        4,355
Topps, Inc.*                             400        3,613
Toro Co.                                 100        3,500
Tupperware Corp.                         500        8,563
Universal Electronics, Inc.*              77        1,415
Westpoint Stevens, Inc.                  176        1,262
                                             ------------
                                                  176,873
Household Products - 0.42%
Block Drug, Inc.                         106        5,545
Boyds Collection Ltd.*                   446        3,540
Church & Dwight ,Inc.                    400        7,900

                                         Shares        Value
                                         ------        -----

Household Products - continued
Dial Corp.                                  484       $5,415
Herbalife Intl., Inc.                       100          844
Mathews Intl. Corp.                         100        2,700
Oakley, Inc.*                               200        4,200
Playtex Products, Inc.*                     300        3,037
                                                ------------
                                                      33,181
Industrial Conglomerates - 0.51%
Brokat Aktiengesellschaft*                    1           21
Carlisle Cos., Inc.                         166        6,910
Gentek, Inc.                                100        1,669
Harbor Global Company Ltd.*                  40          161
Hotel Reservations Network, Inc.*            38        1,330
Mobile Mini, Inc.*                          174        3,469
Polyone Corp.*                              670        5,276
Standex Intl., Corp.                        100        1,831
Teleflex, Inc.                              208        7,189
Tredegar Industries, Inc.                   130        2,478
U S Industries, Inc.                        487        4,322
Uniroyal Technology*                         74          754
Valmont Industries, Inc.                    112        2,282
Waypoint Financial Corp.*                    76          732
Yankee Candle, Inc.*                        153        2,247
                                                ------------
                                                      40,671
Insurance - 2.06%
Alfa Corp                                   400        7,700
Argonaut Group, Inc.                        108        1,856
Baldwin & Lyons, Inc.                       100        1,894
Berkley, W R Corp.                          100        3,406
Blanch, E W Holdings, Inc.                  100        1,888
Brown & Brown, Inc.                         200        6,500
CNA Surety Corp.                            107        1,244
Commerce Group, Inc.                        200        5,113
Crawford & Co.                              300        3,750
Delphi Financial One Group, Inc.            106        3,922
Enhance Financial Svcs. Group, Inc.         200        2,325
FBL Financial Group, Inc.                   100        1,606
Fidelity Natl. Financial, Inc.              285        7,000
First American Financial Corp.              500       10,469
Fremont General Corp.                       346        1,254
Gallagher, Arthur J & Co.                   300       18,938
Harleysville Group, Inc.                    100        2,306
HCC Insurance Holdings, Inc.                400        7,625
Hilb Rogal & Hamilton Co.                   100        3,963
Horace Mann Educators Corp.                 400        6,725
HSB Group, Inc.                             300       11,869
Landamerica Financial Group, Inc.           100        2,950
Liberty Corp.                               100        3,463
Markel Corp.*                                16        2,318
Medical Assurance, Inc.*                    152        2,109
Mercury General Corp.                        83        3,040
Ohio Casualty Corp.                         500        4,203
Philadelphia Consol. Holding Co.*           100        2,231

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Insurance - continued
Pico Holdings, Inc.*                    100       $1,288
PMA Capital Corp.                       100        1,638
Presidential Life Corp.                 200        2,913
Reliance Group Hldggs., Inc.            500           31
Rightchoice Managed Care, Inc.*         160        4,420
RLI Corp.                               100        3,913
Scpie Holdings, Inc.                    100        1,900
Selective Insurance Group, Inc.         200        3,450
Stancorp Financial Group, Inc.          119        4,849
State Auto Financial Corp.              100        1,350
Stewart Information Svcs. Corp.         100        1,575
UICI*                                   300        2,231
Zenith National Insurance Corp.         100        2,272
                                            ------------
                                                 163,497
Internet & Catalog Retail - 0.37%
Barnesandnoble.com, Inc.*               300        1,172
Buy.com, Inc.*                           38           82
Drugstore.com, Inc.*                    298          782
Envision Dev. Corp.*                     15           54
Etoys, Inc.*                            841        3,154
Flowers.com, Inc.*                       20           78
Insight Enterprises, Inc.*              360       11,700
Lands End, Inc.*                        100        2,565
Network Commerce, Inc.*                 303          900
Stamps.com, Inc.*                       354        1,394
Valuevision Intl., Inc.*                360        7,290
                                            ------------
                                                  29,171
Internet Software & Services - 1.21%
About.com, Inc.*                         99        2,376
Accrue Software, Inc.*                  250        1,156
Allscripts, Inc.*                       211        2,532
Avenue A, Inc.*                          23           98
Avocent Corp.*                          442       31,354
Bell & Howell Co.*                      100        1,900
Bluestone Software, Inc.*                74        1,591
CAIS Internet, Inc.*                     46          194
Cnet Networks, Inc.*                     67        2,111
Digital Island, Inc.*                   505        6,376
Egain Communications Corp.*             232        1,508
Excelon Corporation*                    158        1,284
Expedia, Inc.*                           26          333
Globix Corp.*                           268        2,714
Hollywood.com, Inc.*                    112          847
Ibeam Broadcasting Corp.*                29          163
Infousa, Inc.*                          170          553
Ivillage, Inc.*                         236          561
Juno Online Svcs., Inc.*                119          316
Lante Corp.                              17           63
Latitude Communications, Inc.*          164          943
Marimba, Inc.*                          246        1,461
Marketwatch.com, Inc.*                    9           42
NBC Internet, Inc.*                     393        2,432

                                        Shares        Value
                                        ------        -----

Internet Software & Services - continued
Net Perceptions, Inc.                      400       $1,325
Netopia. Inc.*                             100        1,088
Onvia.com, Inc.*                            35           92
Open Market, Inc.*                         300          994
Organic, Inc.*                              27           88
Packeteer, Inc.*                           120        2,985
Prodigy Communications Corp.*              133          582
Rare Medium Group, Inc.*                   274        1,267
Savvis Communications Corp.*                45          174
Seebeyond Technology Corp.*                 11          187
Sequoia Software Corp.*                    105          525
Softnet Systems, Inc.*                     197          911
Sportsline USA, Inc.*                      426        3,648
Starmedia Network, Inc.*                   667        4,085
Switchboard, Inc.*                          25          163
Travelocity.com, Inc.*                     100        1,413
Universal Access, Inc.*                     66          965
VelocityHSI, Inc.*                          80           85
Ventro Corp.*                              159          765
Via Net.Works, Inc.*                       102          755
Watchguard Technologies, Inc.*              79        3,950
Women.com Networks, Inc.*                   97          142
Worldgate Communications, Inc.*            400        7,472
                                               ------------
                                                     96,569
IT Consulting Services - 0.76%
Analysts Intl. Corp.                       138          863
Cambridge Technology Ptnrs., Inc.*         400        1,550
Ciber, Inc.*                               400        3,125
Com21, Inc.*                               303        3,276
Complete Busines Solutions, Inc.*          200        2,075
Computer Horizons Corp.*                   301        1,505
Cybersource Corp.*                         424        2,332
Direct Focus, Inc.*                        150        6,675
Eloyalty Corp.*                            400        3,850
Epicedge, Inc.*                             56           67
IDX Systems Corp.*                         100        3,200
Inforte Corp.*                               9          276
Lightbridge, Inc.*                         117        1,250
Mynd Corp.*                                300        3,825
Netegrity, Inc.                            189       14,742
Netobjects, Inc.*                          180          529
Netsolve, Inc.*                             31          233
Perot Systems Corp.*                       313        3,110
Priority Healthcare Corp.*                  71        3,816
Startek, Inc.*                              32          814
Sykes Enterprises, Inc.*                   143          769
Technology Solutions Co.                   400          950
Unova, Inc.*                               400        1,924
                                               ------------
                                                     60,756
Leisure Equipment & Products - 0.62%
3DO Company (The)*                         138          423
Arctic Cat, Inc.                           100        1,281

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

Leisure Equipment & Products - continued
Callaway Golf Co.                         600       $9,600
Championship Auto Racing Team*            100        2,488
Concord Camera Corp.*                     117        3,620
Jakks Pac, Inc.*                          107          943
Midway Games, Inc.*                       300        2,325
Musicland Stores, Inc.*                   200        1,625
Parkervision, Inc.*                        41        2,286
Pinnacle Systems, Inc.*                   370        4,671
Polaris Industries, Inc.                  200        6,950
Polaroid Corp.                            400        4,025
SCP Pool Corp.*                           210        5,434
Sturm Ruger & Co., Inc.                   100          844
Take Two Interactive Software*            254        3,158
                                              ------------
                                                    49,673
Machinery - 3.13%
Actuant Corp.*                            400        1,450
Advanced Energy Industries, Inc.*         100        1,725
Agco Corp.                                500        5,688
Albany Intl. Corp.*                       121        1,301
American Superconductor Corp.*            126        6,017
Applied Industrial Tech., Inc.            135        2,287
Aptargroup, Inc.                          300        6,206
Astec Industries, Inc.*                   260        2,681
Barnes Group, Inc.                        100        1,925
Briggs & Stratton Corp.                    87        3,105
Clarcor, Inc.                             200        3,825
Columbus McKinnon Corp.                   100        1,338
Cummins Engine, Inc.                      245        8,330
Cuno, Inc.*                               100        2,538
Dionex Corp.*                             142        4,606
Donaldson, Inc.                           400        9,050
Energy Conversion Devices, Inc.*           51        1,651
Esco Technologies, Inc.*                   26          473
Esterline Technologies Corp.*             112        2,499
Flowserve Corp.                           341        6,863
Gardner Denver, Inc.*                     100        1,838
Graco, Inc.                               100        3,594
Harsco Corp.                              400        8,075
Idex Corp.                                300        9,675
JLG Industries, Inc.                      400        5,575
Kaydon Corp.                              300        6,581
Kennametal, Inc.                          200        5,875
Lincoln Electric Holdings, Inc.           341        5,861
Lindsay Manufacturing Co.                 100        2,100
Manitowoc, Inc.                           290        7,884
Maverick Tube Corp.                       115        1,790
Milacron, Inc.                            300        4,781
Mueller Industries, Inc.                  425        9,908
Nacco Industries, Inc.                      4          152
Nordson Corp.                             200        5,738
NS Group, Inc.*                            95          812
Oshkosh Truck Corp.                       180        7,403

                                      Shares        Value
                                      ------        -----

Machinery - continued
Presstek, Inc.*                          200       $3,150
Regal Beloit Corp.                       135        2,261
Reliance Steel & Aluminum Co.            560       13,300
Robbins & Myers, Inc.                    100        2,419
Rogers Corp.*                             98        3,504
Roper Industries                         300       10,500
Semitool, Inc.                            94        1,228
Specialty Equipment Cos., Inc.*          100        3,031
SPS Technologies, Inc.*                  100        5,163
Stewart & Stevenson Svcs., Inc.          200        4,800
Tennant Co.                              100        4,350
Terex Corp.*                             200        2,463
Thomas Industries, Inc.                  100        2,100
Timken Co.                               400        5,625
Trinity Industries, Inc.                 400        9,625
USEC, Inc.                               800        4,100
Valence Technology, Inc.*                200        2,788
Wabash National Corp.                    248        1,984
Watts Industriew, Inc.                   108        1,208
Woodward Governor Co.                    100        4,478
                                             ------------
                                                  249,272
Marine - 0.23%
Alexander & Baldwin, Inc.                400        9,975
Kirby Corp.*                             200        3,688
Overseas Shipholding Group, Inc.         200        4,800
                                             ------------
                                                   18,463
Media - 1.96%
24/7 Media, Inc.*                        321        1,665
Ackerley Communications, Inc.            100        1,038
Acme Communications, Inc.*                57          349
ACNielson Corp.*                         333        7,971
ACTV, Inc.*                              331        3,258
Advo, Inc.*                              100        3,681
APAC Teleservices, Inc.*                 147          790
Citadel Communications Corp.*            246        2,983
Crown Media Holdings, Inc.*               37          513
Cumulus Media, Inc.*                     300        1,875
Data Broadcasting*                       460        2,027
Digital Impact, Inc.*                     49          266
Gaylord Entertainment Co.                100        2,375
Grey Global Group, Inc.                    2        1,120
Ha-Lo Industries, Inc.*                  367        1,422
Hollinger International, Inc.            162        2,501
Houghton Mifflin Co.                     152        5,596
Information Holdings, Inc.*               59        1,538
Insight Communications, Inc.*            234        3,247
Journal Register Co.*                    400        7,125
Jupiter Media Metrix, Inc.*              219        2,984
Key3media Group, Inc.*                   100          950
Lee Enterprises, Inc.                    400       11,050
Lifeminders, Inc.*                        80          930
Lodgenet Entertainment Corp.*            102        1,791

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Media - continued
Martha Stewart Living, Inc.*                53       $1,328
McClatchy Co.                              117        4,446
Media General, Inc.                         73        2,774
Mediacom Communications Corp.*             126        2,142
Mediaplex, Inc.*                            83          179
Meredith Corp.                             197        6,255
Modem Media, Inc.*                         200        1,175
Mypoints.com, Inc.*                        126          284
Netcreations, Inc.*                         16          120
Netratings, Inc.*                           20          360
Nucentrix Broadband Networks*               43          973
On Command Corp.*                          100        1,050
Paxson Communications Corp.*               300        3,413
Penton Media, Inc.                         137        4,187
Playboy Enterprises, Inc.*                 128        1,656
Private Media Group, Inc.*                  70          606
Pulitzer, Inc.                              48        1,966
Regent Communications, Inc.*                68          408
RH Donnelley Corp.*                        300        6,788
Saga Communications*                       100        1,650
Salem Communications Corp.*                133        1,596
Scholastic Corp.*                          100        8,000
Sinclair Broadcast Group, Inc.*            375        3,457
Sirius Satellite Radio, Inc.*              223       11,206
Spanish Broadcasting Sys., Inc.*           409        3,681
Tivo, Inc.*                                 89        1,163
Ventiv Health, Inc.*                        67          720
Wiley, John & Son                          521       10,648
World Wrestling Fedn. Enmt., Inc.*          17          257
Xm Satellite Radio Hldgs., Inc.*            62        1,798
Young Broadcasting, Inc.*                  100        2,481
                                               ------------
                                                    155,810
Metals & Mining - 1.09%
Ak Steel Corp.                             456        4,218
Aperian, Inc.*                              64          224
Arch Coal, Inc.                            208        2,262
Battle Mountain Gold Co.*                1,045        1,437
Bethlehem Steel Corp*                    1,000        2,875
Brush Engineered Materials, Inc.           105        2,146
Carpenter Technology Corp.                 100        3,100
Century Aluminum Co.                        68          595
Cleveland Cliffs, Inc.                     100        2,063
Commercial Metals Co.                      100        2,725
Consol Energy, Inc.                        100        1,694
Freeport McMoran Copper & Gold*            975        7,739
Gibraltor Steel Corp.                      200        2,513
Kaiser Aluminum Corp.*                     300        1,519
LTV Corp.                                  800          950
Metals USA, Inc.                           900        2,531
National Steel Corp.                       130          382
Quanex Corp.                               100        1,981
RTI Intl. Metals, Inc.*                    100        1,450

                                          Shares        Value
                                          ------        -----

Metals & Mining - continued
Ryerson Tull, Inc.                           146       $1,095
Shaw Group, Inc.*                             73        5,950
Southern Peru Copper Corp.                   200        2,788
Steel Dynamics, Inc.*                        730        8,760
Stillwater Mining Co.*                       520       15,080
UCAR International, Inc.*                    400        3,300
Weirton Steel Corp.*                         123          292
Wolverine Tube, Inc.*                        100        1,363
Worthington Inds., Inc.                      600        5,738
                                                 ------------
                                                       86,767
Multi-Utilities - 0.31%
Avista Corp.                                 337        7,561
Northwestern Corp.                           100        2,213
Sierra Pacific Resources                     588       10,106
Western Resources, Inc.                      240        5,130
                                                 ------------
                                                       25,010
Multiline Retail  - 0.67%
99 Cents Only Stores*                        100        2,244
Ames Dept. Stores, Inc.*                     300        1,181
Buckle, Inc.*                                100        1,681
Burlington Coat Factory Whse.                117        1,843
Central Garden & Pet Co.*                    131        1,040
Chico's FAS, Inc.*                           160        5,180
Childrens Place Retail Stores, Inc.*         170        4,409
Coldwater Creek, Inc.*                         9          267
Dillards, Inc.                               666        6,993
Electronics Boutique Corp.*                   17          266
Factory 2 U, Inc.*                           100        3,194
Freds, Inc.                                   45          951
Genesco, Inc.*                               146        2,592
Hanover Direct, Inc.*                      1,136          639
Intertan, Inc.*                              200        2,213
PC Connection, Inc.*                          71        1,936
Procurenet, Inc.*                            300            0
Shopko Stores, Inc.*                         300        1,913
Spiegel, Inc.                                105          728
Stein Mart, Inc.*                            200        3,100
Too, Inc.*                                   199        4,565
Tuesday Morning Corp.*                       100          438
Tweeter Home Entmt. Group, Inc.*             110        2,647
United Auto Group, Inc.*                     198        1,584
Value City Dept Stores, Inc.*                100          813
Whitehall Jewellers, Inc.*                   100          800
                                                 ------------
                                                       53,214
Office Electronics - 0.16%
Ikon Office Solutions, Inc.                1,094        3,556
Zebra Technologies Corp.*                    200        8,763
                                                 ------------
                                                       12,318
Oil & Gas - 2.20%
Barrett Resources Corp.*                     300       10,913
Basin Exploration, Inc.*                     350        6,934
Belco Oil & Gas Corp.*                       100          913

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

Oil & Gas - continued
Berry Pete Co.                        100       $1,719
Brown, Tom Inc.*                      300        6,863
Cabot Oil & Gas Corp.                 148        2,905
Chesapeake Energy Corp.*            1,120        6,300
Cross Timbers Oil Co.                 622       11,701
EEX Corp.*                            333        1,561
Evergreen Resources*                  100        2,750
Forcenergy, Inc.*                      74        1,610
Forest Oil Corp.*                     310        4,282
Grey Wolf, Inc.*                    1,400        6,475
H S Resources, Inc.*                  108        3,362
Houston Exploration Co.*              100        2,250
Key Production, Inc.*                 220        4,840
Louis Dreyfus Nat. Gas Corp.*         126        4,040
McMoran Exploration Co.*              440        5,258
Meridian Resource Corp.*              840        5,828
Mitchell Energy & Dev. Corp.          100        4,600
Nuevo Energy Co.*                     100        1,813
Patina Oil & Gas Corp.                  5           88
Pennzoil Quaker State Co.             600        7,050
Pioneer Nat. Res. Co.*                800       10,450
Plains Resources, Inc.*               103        1,970
Pogo Producing Co.                    400       10,000
Prize Energy Corp.*                   190        3,183
St Mary Land & Expl. Co.              200        4,688
Stone Energy Corp.*                   100        5,120
Swift Energy Co.*                     100        3,250
Syntroleum Corp.*                     200        3,900
Tesoro Pete Corp.*                    309        3,206
Trico Marine Svcs., Inc.*              97        1,613
Unit Corp.*                             8          107
Universal Compression Hldgs.*         519       14,986
Vintage Pete, Inc.                    400        8,450
                                          ------------
                                               174,972
Paper & Forest Products - 0.41%
Buckeye Technologies, Inc.*           200        3,425
Deltic Timber Corp.                   100        1,944
Glatfelter, P H Co.                   200        2,088
Louisiana-Pacific Corp.               690        5,865
Pope & Talbot, Inc.                    70        1,089
Potlatch Corp.                        200        6,700
Rayonier, Inc.                        200        7,038
Rock-Tenn Company                     100          894
Wausau Mosinee Paper Corp.            432        3,780
                                          ------------
                                                32,822
Personal Products - 0.20%
Alberto Culver Co.                    147        4,934
Carter Wallace, Inc.                  100        2,744
NBTY, Inc.                            500        3,250
Nu Skin Enterprises, Inc.*            272        1,479
Perrigo Co.*                          500        3,313
                                          ------------
                                                15,719

                                      Shares        Value
                                      ------        -----

Pharmaceuticals - 2.63%
Alpharma, Inc.                           174       $6,753
Amylin Pharmaceuticals, Inc.*            397        4,020
Aphton Corp.*                             91        2,730
Ariad Pharmaceuticals, Inc.*             154        1,405
Barr Labs, Inc.*                         150        9,469
Bone Care Intl., Inc.*                    23          566
Cell Pathways, Inc.*                     137        1,045
Cell Therapeutics, Inc.*                 178       11,907
Columbia Labs, Inc.*                     298        1,825
Coulter Pharmaceutical, Inc.*            117        4,483
Cubist Pharmaceuticals, Inc.*            193        8,293
Cytogen Corp.*                           524        3,013
Diversa Corp.*                            41        1,043
Dura Pharmaceuticals, Inc.*              400       13,775
Dusa Pharmaceuticals, Inc.*               86        2,247
Emisphere Technologies, Inc.*             99        2,506
Guilford Pharmaceuticals, Inc.*          148        3,654
Immunogen, Inc.*                         219        7,528
Intermune Pharmaceuticals, Inc.*          36        1,800
Intrabiotics Pharmaceuticals*             42          625
Isis Pharmaceuticals*                    300        3,094
K V Pharmaceutical Co.*                  150        5,850
KOS Pharmaceuticals, Inc.*                34          674
Ligand Pharmaceuticals, Inc.*            400        5,950
Martek Biosciences Corp.*                165        3,548
Matrix Pharmaceuticals*                  141        2,027
Medicis Pharmaceutical Corp.*            265       19,511
MGI Pharma, Inc.*                        112        3,136
Miravant Med. Technologies*               91        1,376
NPS Pharmaceuticals, Inc.*               132        5,660
OSI Pharmaceuticals, Inc.*               170       12,240
Pharmacyclics, Inc.*                     209       11,247
Praecis Pharmaceuticals, Inc.*            42        1,066
Sciclone Pharmaceuticals, Inc.*          702        5,660
Sequenom, Inc.*                           33        1,068
Sicor, Inc.*                             586        7,508
Supergen, Inc.*                          380        4,893
Titan Pharmaceuticals, Inc.*             164        6,901
Triangle Pharmaceuticals, Inc.*          300        2,522
Trimeris, Inc.*                          114        8,066
Tularik, Inc.*                            64        2,032
Twinlab Corps*                           100          525
United Therapeutics Corp.*                90        4,815
Vivus*                                   174          566
Watson Pharmaceuticals, Inc.*              3          188
                                             ------------
                                                  208,805
Real Estate - 5.93%
Alexandria Real Estate                   100        3,388
Amerco*                                  100        2,025
American Industrial Prop.                158        1,955
Amli Residential Properties              100        2,313
Arden Realty, Inc.                       206        4,944

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----

Real Estate - continued
Avis Group Holdings, Inc.*                  142       $4,242
Bedford Property Investors                  114        2,244
Boykin Lodging Co.                          127        1,151
Brandywine Realty                           327        6,254
BRE Properties, Inc.                        400       12,650
Burnham Pacific Ppty, Inc.                  300        1,631
Cabot Industrial Trust                      400        7,550
Camden Property Trust                       400       11,450
Capital Automotive Reit                     125        1,611
Catellus Dev. Corp.*                        973       17,696
CB Richard Ellis, Inc.*                     100        1,250
CBL & Assoc Properties, Inc.                146        3,376
Centerpoint Properties Trust                133        5,910
Chateau Communities, Inc.                   100        2,813
Chelsea GCA Realty, Inc.                    102        3,290
Colonial Properties Trust                   200        4,913
Commercial Net Lease Rlty, Inc.             339        3,432
Corrections Corp. of America*               879          714
Cornerstone Realty Income Tr., Inc.         405        4,253
Cousins Properties, Inc.                    300        7,800
Crestline Cap. Corp.*                       100        2,088
Developers Diversified Realty               500        5,969
Dollar Thrifty Automotive Grp.*             200        3,075
Eastgroup Properties, Inc.                  103        2,099
Electro Rent Corp.*                         100        1,369
Entertainment Pptys. Trust                  122        1,350
Equity Inns, Inc.                           315        1,949
Essex Property Trust                        100        5,200
Fairfield Communities, Inc.                 400        5,075
Federal Realty Invt. Tr.                    400        7,700
Felcor Lodging Tr., Inc.                    127        2,786
First Industrial Realty Trust               300        9,263
First Washington Realty Trust               100        2,525
Forest City Enterprises, Inc.               102        3,774
Franchise Finance Corp. of Amer.            230        4,672
Gables Residential Trust                    200        5,100
Glenborough Realty Trust                    300        4,819
Glimcher Realty Trust                       200        2,600
Great Lakes Reit, Inc.                      113        1,914
Health Care Property Invs., Inc.            456       13,395
Health Care Reit, Inc.                      300        5,306
Healthcare Realty Trust                     400        7,975
Highwoods Properties, Inc.                  205        4,433
Home Properties N Y, Inc.                   100        2,719
Hospitality Properties Trust                400        8,625
HRPT Properties Trust                       719        4,629
Indymac Bancorp, Inc.*                      600       12,525
Innkeepers USA Trust                        300        3,056
Insignia Financial Group, Inc.*             100          969
Interpool, Inc.                             100        1,288
IRT Property Co.                            313        2,563
JDN Realty Corp.                            319        3,489
Jones Lang Lasalle, Inc.*                   300        3,825

                                        Shares        Value
                                        ------        -----

Real Estate - continued
JP Realty, Inc.                            100       $1,600
Kilroy Realty Corp                         200        5,213
Koger Equity, Inc.                         200        3,188
Lasalle Hotel Peroperties                  100        1,438
Lexington Corp. Property Trust             134        1,499
LNR Property Corp                          200        4,325
Macerich Co.                               300        5,888
Manufactured Home Cmntys., Inc.            130        3,234
McGrath Rentcorp                           100        1,725
Meditrust*                                 967        2,659
Meristar Hospitality Corp.                 408        7,803
Mid Amer Apt Cmntys., Inc.                 119        2,618
Mills Corp.                                100        1,706
National Golf Properties, Inc.             100        1,988
National Health Invs., Inc.                200        1,250
Nationsrent, Inc.*                         400          900
Nationwide Health Properties, Inc.         400        5,975
New Plan Excel Realty Trust                364        4,482
Pacific Gulf Properties, Inc.              100        2,656
Pan Pac Retail Properties, Inc.            100        2,044
Parkway Properties, Inc.                   100        2,863
Pennsylvania Real Estate Invt.             100        1,719
Prentiss Properties Trust                  300        7,613
Prime Group Realty Trust                   100        1,488
PS Business Pks., Inc.                     200        5,250
Realty Income Corp.                        200        4,600
Reckson Assocs. Realty Corp.               400        9,050
Regency Realty Corp.                       300        6,750
Rent A Center, Inc.*                       113        3,298
Rent Way, Inc.*                            159          805
RFS Hotel Investments, Inc.                200        2,575
Saul Centers, Inc.                         100        1,531
Security Cap. Group, Inc.*                 400        7,625
Senior Housing Property Trust               68          633
Shurgard Storage Ctrs., Inc.               300        6,806
SL Green Realty Corp.                      140        3,754
Smith, Charles E Residential               127        5,588
Sovran Self Storage, Inc.                  118        2,227
Storage USA, Inc.                          200        5,588
Summit Properties, Inc.                    147        3,528
Sun Communities, Inc.                      100        3,038
Taubman Centers, Inc.                      300        3,281
Town & Country Trust                       100        1,850
Trammell Crow Co.*                         200        2,675
United Dominion Rlty. Trust, Inc.          900        9,450
United Rentals, Inc.*                      197        4,236
Urban Shopping Centers, Inc.               100        4,794
Ventas, Inc.                               500        2,500
Washington Real Estate Invt. Tr.           300        6,000
Webb, Del Corp.*                           100        2,688
Weingarten Realty Invs.                    200        8,388
Western Properties Trust                   132        1,675

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

Real Estate - continued
Westfield America, Inc.                   300       $4,200
Xtra Corp.*                               100        4,550
                                              ------------
                                                   471,776
Road & Rail - 0.66%
American Freightways Corp.*               140        2,258
Arkansas Best Corp.*                       26          416
Arnold Industries, Inc.                   122        2,143
Heartland Express, Inc.*                  112        1,946
Hunt, J B Trans Svcs., Inc.               138        1,803
Knight Transportation, Inc.*               43          683
Landstar Systems, Inc.*                   100        4,725
M S Carriers, Inc.*                       100        1,563
Roadway Express, Inc.                     100        2,056
Rollins Truck Leasing Corp.               401        2,105
Ryder Systems, Inc.                       294        5,807
Swift Transportation, Inc.*               350        4,988
US Freightways Corp.                      200        5,150
Wabtec                                    399        4,040
Werner Enterprises, Inc.                  300        4,200
Wisconsin Cent. Transn. Corp.*            400        5,125
Yellow Corp.*                             200        3,600
                                              ------------
                                                    52,605
Semiconductor Equipment & Products - 2.22%
Actel Corp.*                              127        4,651
ADE Corp.*                                 45          804
Alliance Semiconductor Corp.*             200        4,000
Applied Science & Tech., Inc.*             47          676
Atmi, Inc.*                               281        5,304
Axt, Inc.*                                110        4,235
Brooks Automation, Inc.*                  121        3,207
C Cube Microsystems, Inc.*                400        7,800
Cirrus Logic, Inc.*                       523       22,554
Cymer, Inc.*                              271        6,775
Dupont Photomasks, Inc.*                    4          225
Elantec Semiconductor, Inc.*              131       14,574
Electroglas, Inc.*                        129        1,814
Emcore Corp.*                             200        8,200
ESS Technology, Inc.*                     200        3,100
FEI Co.*                                   97        2,298
FSI Intl., Inc.*                          200        1,863
Gasonics Intl. Corp.*                      84        1,717
General Semiconductor, Inc.*              300        3,431
Genrad, Inc.*                             200        1,825
Helix Technology Corp.                    150        4,181
Ibis Technology Corp.*                     48        1,818
Integrated Circuit Systems, Inc.*          30          409
Integrated Silicon Solution*              240        3,210
Kulicke & Soffa Inds., Inc.*              400        5,875
LTX Corp.*                                400        5,600
Microsemi Corp.*                           42        1,680
Netsilicon, Inc.*                          32          454
Oak Technology*                           239        6,707

                                        Shares        Value
                                        ------        -----

Semiconductor Equipment & Products - continued
Pericom Semiconductor Corp.*               114       $3,021
Photronics, Inc.*                          139        3,136
PRI Automation, Inc.*                      136        3,077
S3, Inc.                                   700        6,322
Silicon Image, Inc.*                       314        3,690
Silicon Valley Group, Inc.*                315       10,375
Smartdisk Corp.*                            37          190
SpeedFam-Ipec, Inc.*                       200        1,900
Telcom Semiconductor, Inc.*                107        1,505
Ultratech Stepper, Inc.*                   138        3,243
Varian Semiconductor Equip., Inc.*         276        6,348
White Electr. Designs Corp.*                13          124
Zoran Corp.*                                92        4,612
                                               ------------
                                                    176,527
Software - 6.56%
Actuate Corp.*                             626       17,645
Adept Technology, Inc.*                     52        1,450
Agency.com Ltd.*                            12          126
Allaire Corp.*                             165        1,207
AnswerThink Consulting Group*              216        3,537
AppliedTheory Corp.*                        40          190
Aremissoft Corp.*                           57        2,437
Ask Jeeves, Inc.*                          144        1,872
Aspen Technology, Inc.*                    200        8,263
Avant Corp.*                               349        5,868
AVT Corp.*                                 200        1,256
Axent Technologies, Inc.*                  300        5,756
Barra, Inc.*                               100        6,113
Be Free, Inc.*                             156          614
Bindview Dev. Corp.*                       300        2,344
Black Box Corp.*                           128        8,432
Bottomline Technologies, Inc.*              52        1,823
Breakaway Solutions, Inc.*                  54          311
Broadbase Software, Inc.*                  232        2,494
Bsquare Corp.*                              53          828
CACI, Inc.*                                100        2,063
Caldera Systems, Inc.*                      28           98
Calico Commerce, Inc.*                     185          567
Caminus Corp.*                              14          441
Carreker Corp.*                             24          444
Cerner Corp.*                              200       12,388
Chordiant Software, Inc.*                   20          122
Clarent Corp.*                             145        4,504
Clarus Corp.*                               96          960
Click2learn.com, Inc.*                      92        1,334
Cognizant Technology Solutions*             31        1,271
Concord Communications, Inc.*              109          845
Convergent Communications, Inc.*           168          714
Corillian Corp.*                            11          157
Corsair Communications, Inc.*              120          728
Cysive, Inc.*                                2           16
Daleen Technologies, Inc.*                 155        1,545

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Software - continued
Data Return Corp.*                       77         $886
Datastream Systems, Inc.*               106        1,299
Dendrite Intl., Inc.*                   300        6,525
Digimarc Corp.*                          53          792
Digital Courier Technologies*           244          709
Digital Insight Corp.*                  170        3,283
Digital River, Inc.*                    316        2,064
Digitas, Inc.*                           50          597
Documentum, Inc.*                       113        9,605
Dset Corp.*                              57          324
DSL Net, Inc.*                          481        1,263
Ebenx, Inc.*                             22          263
Edwards, J D & Co.*                     356        9,212
Embarcadero Tech., Inc.*                 14          846
Emerge Interactive, Inc.*                33          369
Epresence, Inc.*                        200        1,413
Eprise Corp.*                            19           57
Excalibur Technologies Corp.*           100        5,888
Exchange Applications, Inc.*            200          641
Extensity, Inc.*                         19          242
F5 Networks, Inc.*                      125        3,875
Fair, Issac & Co., Inc.                 100        4,100
Filenet Corp.*                          309        8,189
Firepond, Inc.*                          26          208
Forrester Research, Inc.*                69        2,833
Gartner Group, Inc.*                    537        5,102
Geoworks*                                68          334
Gerber Scientific, Inc.                 135        1,080
Goto.com, Inc.*                         181        2,568
Great Plains Software, Inc.*            100        3,894
GRIC Communications, Inc.*               22          110
High Speed Access Corp.*                385        1,131
HNC Software, Inc.                      200        4,063
Hotjobs.com Ltd.*                        91        1,422
Hyperion Solutions Corp.*               300        4,200
Igate Cap. Corp.*                       378        1,914
Imation Corp.*                          335        6,637
IMR Global Corp.                        126        1,040
Indus Intl., Inc.*                       71          288
Informatica Corp.                       178       16,821
Information Architects Corp.*           424        1,590
Inprise Corp.*                          359        2,289
Intelidata Technologies Corp.*          268        1,432
Interact Comm. Corp.*                   189        1,736
Interactive Intelligence, Inc.*          29        1,059
Interliant, Inc.*                       441        2,646
Internet.com Corp.*                      72        1,499
Internet Pictures Corp.*                355          760
Intertrust Technologies Corp.*          468        4,680
Intervoice, Inc.*                       307        3,003
Interworld Corp.*                       133          291
Interwoven, Inc.*                       256       25,792
Intranet Solutions, Inc.*               115        5,348

                                       Shares        Value
                                       ------        -----

Software - continued
Intraware, Inc.*                          104         $761
Intrusion.com, Inc.*                       97          994
IXL Enterprises, Inc.*                    506        1,297
JDA Software Group, Inc.*                 142        2,139
Keynote Systems, Inc.*                    116        2,784
Kronos, Inc.*                             100        3,644
Legato Systems, Inc.*                     657        5,851
Level 8 Systems, Inc.*                    182        1,752
Liveperson, Inc.*                          50          116
Looksmart, Ltd.*                          301        2,126
Loudeye Technologies, Inc.*                24           92
Mail.com, Inc.*                           668        2,171
Manhattan Assocs., Inc.*                   18        1,152
Manugistics Group, Inc.*                  163       18,572
MapInfo Corp.*                             85        2,778
MatrixOne, Inc.*                           35        1,039
Mcafee.com Corp.*                          30          206
MCSI, Inc.*                               100        2,875
Medicalogic, Inc.*                         51          207
Mentor Graphics Corp.*                    500       11,719
Mercator Software, Inc.*                  181          826
Mercury Computer Systems, Inc.*           125        3,875
Metacreations Corp.*                      142        1,420
Metasolv Software, Inc.*                   59          734
Micros Systems, Inc.*                     100        1,975
Microstrategy, Inc.*                      237        5,673
Mp3.com, Inc.*                            233          823
National Information Consortm.*            74          250
Natural Microsystems Corp.*               232       10,484
Neoforma.com, Inc.*                        27           46
Neon Systems, Inc.*                        21          148
Net Genesis Corp.*                         26           91
Netguru.com, Inc.*                         20          100
Netiq*                                    173       14,900
Netscout Systems, Inc.*                    76        1,420
Netsol Intl., Inc.*                        21          186
Netzero, Inc.*                            339          498
New Era Of Networks, Inc.*                335        5,213
Nhancement Technologies, Inc.*             45        1,136
Niku Corporation*                          54          851
Novadigm, Inc.*                            68          680
Nuance Communications*                     31        2,674
Numerical Technologies, Inc.*              27          554
Nyfix, Inc.*                              158        6,241
Objective Sys. Integrators, Inc.*         141        1,269
Onyx Software Corp.*                      240        3,810
Opus360 Corp.*                            240          390
OTG Software, Inc.*                        33        1,040
PC-Tel, Inc.*                              74        1,277
Persistence Software, Inc.*                73          858
Phoenix Technology Ltd.*                  200        3,213
Predictive Systems, Inc.*                  16          222
Primus Knowledge Solutions, Inc.*          89          723

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Software - continued
Progress Software Corp.*                   300       $4,744
Project Software & Dev., Inc.*             100        1,300
Puma Technology, Inc.*                     232        3,147
Purchasepro.com, Inc.*                     130        3,510
QRS Corp.*                                 100          844
Quintus Corp.*                             117          874
Quokka Sports, Inc.*                       123          377
Radiant Systems, Inc.*                     150        2,766
Radisys Corp.*                             100        2,650
Ramp Networks, Inc.*                        95          178
Razorfish, Inc*                            100          450
Register.com, Inc.*                         28          196
Remedy Corp.*                              200        3,425
Retek, Inc.*                               277       10,924
Saba Software, Inc.*                       421        9,867
Saga Systems, Inc.*                        300        1,613
Sagent Technology, Inc.*                   300          769
Sanchez Computer Assoc., Inc.*             100        1,606
Scientific Learning Corp.*                  80          448
Sciquest.com, Inc.*                        121          541
Seachange Intl., Inc.*                     117        2,574
Secure Computing Corp.*                    172        3,956
Selectica, Inc.*                            28          739
Serena Software, Inc.*                     150        7,631
Silverstream Software, Inc.*                77        1,733
Simione Cent. Hldgs., Inc.*                  3           10
Smartserv Online, Inc.*                     28          543
Sonic Foundry, Inc.*                       266        1,696
SPSS, Inc.*                                100        2,250
Starbase Corp.*                            718        3,657
Structural Dynamics Res. Corp.*            331        3,413
SVI Holdings, Inc.*                        200          908
Syntel, Inc.*                               33          311
Systems & Computer Technology*             308        4,447
THQ, Inc.*                                 150        3,075
Tenfold Corp.*                              87          375
Transaction Sys. Architects, Inc.*         311        4,199
Tricord Systems, Inc.*                     121        1,997
Trizetto Group, Inc.*                       77        1,540
Tumbleweed Communications Corp.*            62        1,062
Unify Corp.*                                59           30
US Interactive, Inc.*                      192          192
Verity, Inc.*                              259        6,087
Versat, Inc.*                               24          396
Vertel Corp.*                              195        1,036
Vertex Industries, Inc.*                    49          735
Viador, Inc.*                              277        1,281
Vialink Co.*                               103          740
Viant Corp.*                               482        2,862
Vicinity Corp.*                             45          473
Visual Networks, Inc.*                     200          738
Websense, Inc.*                            168        3,024

                                      Shares        Value
                                      ------        -----

Software - continued
Webtrends Corp.*                         100       $3,214
Xpedior, Inc.*                            45           84
                                             ------------
                                                  522,066
Specialty Retail - 2.36%
Aaron Rents, Inc.                        100        1,675
Abercrombie & Fitch Co.*                 673       15,858
American Eagle Outfitters, Inc.*         132        4,546
Anntaylor Stores Corp.*                  169        5,070
Barnes & Noble, Inc.*                    328        6,191
Borders Group, Inc.*                     600        8,325
Cato Corp.                               100        1,200
Charming Shoppes, Inc.*                  800        4,900
Claire S Stores, Inc.                    249        5,011
Copart, Inc.*                            300        4,519
Cost Plus, Inc.*                         150        4,200
CSK Auto Corp.*                          182          637
Dress Barn, Inc.*                        101        2,531
Footstar, Inc.                           126        4,520
Group 1 Automotive, Inc.*                230        2,286
Guitar Center, Inc.*                     142        1,882
Handleman Co.*                           200        1,975
Hollywood Entmt. Corp.*                  390        1,194
Hot Topic, Inc.*                         146        5,001
Hughes Supply, Inc.                      200        3,750
Linens 'N Things, Inc.*                  348       10,701
Mens Wearhouse, Inc.*                    291        8,512
Michaels Stores, Inc.*                   200        4,863
O Reilly Automotive, Inc.*               300        5,400
Office Max, Inc.*                        900        2,588
Pacific Sunwear of Calif.*               305        6,253
Payless Shoesource, Inc.*                128        7,416
Pep Boys-Manny Moe & Jack                400        1,800
Petsmart, Inc.*                          900        3,994
Pier 1 Imports, Inc.                     800       10,600
Regis Corp.                              250        3,781
School Specialty, Inc.*                  106        1,630
Sonic Automotive, Inc.*                  523        4,674
Sunglass Hut Intl., Inc.*                400        3,100
Trans World Entmt. Corp.*                309        2,627
Ultimate Electronics, Inc.*               49        1,770
Venator Group. Inc.*                   1,019       14,393
Wilsons Leather Experts, Inc.*            53          812
Zale Corp.*                              229        7,757
                                             ------------
                                                  187,939
Textiles & Apparel - 0.97%
Brown Shoe, Inc.                         118        1,158
Bush Industries, Inc.                    100        1,163
Cole, Kenneth Prodtns., Inc.*             80        3,635
Columbia Sportswear Co.*                 100        4,275
Fossil, Inc.*                            100        1,306
Guess, Inc.*                              47          350
Haverty Furniture Cos., Inc.             116        1,305

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                      Shares        Value
                                                      ------        -----

Textiles & Apparel - continued
Kellwood Co.                                             200       $3,888
Madden, Steven Ltd.*                                     200        1,906
Nautica Enterprises, Inc.*                               301        3,800
Oshkosh B Gosh, Inc.                                     100        1,600
Phillips Van Heusen Corp.                                115        1,366
Polo Ralph Lauren Corp.*                                 327        6,417
Polymer Group, Inc.                                      100          613
Quiksilver, Inc.*                                        230        4,399
Reebok Intl., Ltd.*                                      400        8,625
Russell Corp.                                            200        3,200
Skechers USA, Inc.*                                       54          820
Stride Rite Corp.                                        400        2,150
Timberland Co.*                                          200       10,325
Unifi, Inc.*                                             500        4,344
Vans, Inc.*                                               34          440
Warnaco Group, Inc.                                      290          761
Wellman, Inc.                                            319        4,785
Wolverine World Wide, Inc.                               400        4,325
                                                             ------------
                                                                   76,954
Tobacco - 0.16%
Schweitzer Mauduit Intl., Inc.                           100        1,619
Star Scientific, Inc.*                                   200          794
Universal Corp.                                          300        8,400
Vector Group Ltd.                                        119        1,659
                                                             ------------
                                                                   12,471
Water Utilities - 0.31%
American States Water Co.                                100        3,119
California Water Service Grp.                            100        2,694
Etown Corp.                                              100        6,738
Philadelphia Suburban Corp.*                             500       11,720
                                                             ------------
                                                                   24,270
Wireless Telecommunication Service - 0.11%
Advanced Radio Telecom. Corp.*                           200          788
AirGate PCS, Inc.*                                        64        2,488
Rural Celluar Corp.*                                      54        2,903
Terremark Worldwide, Inc.*                               875        2,302
                                                             ------------
                                                                    8,480
TOTAL COMMON STOCKS
(Cost $7,570,102)                                              $7,082,460
                                                             ------------
PREFERRED STOCKS - 0.01%
Corrections Corporation of America Series B, 12%
(Cost $774)                                               43         $699
                                                             ------------
WARRANTS - 0.00%
Endo Pharmaceutical Holdings, Exp. 12/31/02
(Cost $635)                                              100          $62
                                                             ------------

                                                        Principal        Value
                                                        ---------        -----

U.S. TREASURY OBLIGATIONS - SHORT TERM - 1.19%
U.S. Treasury Bills - 00%
6.07% due 12/21/00                                        $25,000      $24,789
5.90% due 12/07/00                                         20,000       19,951
5.99% due 12/07/00                                         50,000       49,700
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS - SHORT TERM
(Cost $94,440)                                                         $94,440
                                                                  ------------
REPURCHASE AGREEMENTS - 9.75%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/31/00 at 6.42%, to be repurchased at
$776,136 on 11/01/00, collateralized by $745,000 U.S.
Treasury Notes, 7.00% due 07/15/06 (valued at
$816,352, including interest)
(Cost $776,000)                                           776,000     $776,000
                                                                  ------------
TOTAL INVESTMENTS (Small Cap Index Fund)
(Cost $8,441,951)                                                   $7,953,661
                                                                  ------------

------------------------------------------------------------------------------
Socially Responsible Fund
------------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------        -----
COMMON STOCKS - 79.74%
Airlines - 0.37%
AMR Corp.                                                     760      $24,890
Delta Air Lines, Inc.                                         380       17,955
                                                                  ------------
                                                                        42,845
Auto Components - 0.01%
Superior Industries Intl., Inc.                                50        1,703
                                                                  ------------
Automobiles - 0.04%
Harley-Davidson, Inc.                                         100        4,819
                                                                  ------------
Banks - 5.00%
Bank America Corp.                                          1,600       76,900
Bank of New York, Inc.                                      1,000       57,563
Chase Manhattan Corp.                                       2,295      104,423
Firstar Corp.                                                 450        8,859
Fleetboston Financial Corp.                                 1,420       53,960
Greenpoint Financial Corp.                                    400       11,900
Mellon Financial Corp.                                        750       36,188
Morgan J P & Co Inc                                           440       72,820
Northern Trust Corp                                           150       12,806
PNC Finl Services Group, Inc.                                 650       43,469
Suntrust Banks, Inc.                                          450       21,966
Washington Mutual, Inc.                                       450       19,800
Wells Fargo & Co.                                           1,300       60,206
                                                                  ------------
                                                                       580,859
Beverages - 1.44%
Coca Cola Co.                                               2,000      120,750
Pepsico, Inc.                                                 960       46,500
                                                                  ------------
                                                                       167,250

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Biotechnology - 0.42%
Amgen, Inc.*                            850      $49,247
                                            ------------
Chemicals - 0.24%
Albemarle Corp.                         200        4,638
Grace, W R & Co.*                       800        3,050
Lubrizol Corp.                          250        5,422
Praxair, Inc.                           150        5,588
Sigma Aldrich                           250        8,938
                                            ------------
                                                  27,634
Commercial Services & Supplies - 1.84%
Automatic Data Processing, Inc.         800       52,250
Avery Dennison Corp.                    250       12,625
Deluxe Corp.                          1,400       31,588
Dun And Bradstreet Corp.*               400        8,650
Ecolab, Inc.                            300       11,756
First Data Corp.                        770       38,596
IMS Health, Inc.                        800       18,900
Paychex, Inc.                           375       21,258
Pitney Bowes, Inc.                      500       14,844
Viad Corp                               150        3,206
                                            ------------
                                                 213,673
Communications Equipment - 4.63%
Avaya, Inc.*                            200        2,688
Cisco Systems, Inc.*                  4,600      247,825
Corning, Inc.                           900       68,850
JDS Uniphase Corp.*                     700       56,963
Juniper Networks, Inc.*                  50        9,750
Lucent Technologies, Inc.             2,410       56,183
Motorola, Inc.                        1,800       44,888
Qualcomm, Inc.*                         550       35,810
Tellabs, Inc.*                          200        9,988
Turnstone Systems, Inc.*                200        4,250
                                            ------------
                                                 537,193
Computers & Peripherals - 5.82%
Apple Computer*                         540       10,564
Compaq Computer Corp.                 1,300       39,533
Dell Computer Corp.*                  1,450       42,775
E M C Corp.*                          1,450      129,141
Gateway, Inc.*                          200       10,322
Hewlett Packard Co.                   1,700       78,944
International Business Machines       1,670      164,495
Lexmark International, Inc.*            150        6,150
Network Appliance, Inc.*                150       17,850
Palm, Inc.*                             274       14,676
Seagate Technology*                     410       28,649
Sun Microsystems, Inc.*               1,200      133,050
                                            ------------
                                                 676,148
Electric Utilities - 1.27%
Allegheny Energy, Inc.                  850       34,797
DPL, Inc.                             1,171       33,227
Idacorp, Inc.                           510       25,149
OGE Energy Corp.                        650       13,366

                                      Shares        Value
                                      ------        -----

Electric Utilities - continued
Potomac Electric Power Co.               550      $12,581
Puget Sound Energy, Inc.               1,150       28,247
                                             ------------
                                                  147,367
Electrical Equipment - 1.05%
Cooper Industries, Inc.                  660       25,245
Emerson Electric Co.                     550       40,391
Molex, Inc.                              312       16,848
Rockwell International Corp.             630       24,767
Sensormatic Electronics Corp.*           340        6,120
Vishay Intertechnology, Inc.*            275        8,250
                                             ------------
                                                  121,620
Electronic Equipment & Instruments - 0.46%
Agilent Technologies, Inc.*              324       15,005
ABVX Corp.                             1,000       28,625
Kemet Corp.*                             200        5,575
Solectron Corp.*                         100        4,400
                                             ------------
                                                   53,605
Energy Equipment & Services - 1.79%
Baker Hughes, Inc.                       900       30,938
Cooper Cameron Corp.*                    200       10,900
Halliburton Co.                          600       22,238
Helmerich & Payne, Inc.                1,100       34,581
Noble Drilling Corp.*                    300       12,469
Rowan Companies, Inc.*                   450       11,334
Schlumberger Ltd.                        690       52,526
Tidewater, Inc.                          530       24,479
Transocean Sedco Forex, Inc.             167        8,851
                                             ------------
                                                  208,316
Financial Services - 7.34%
American Express Co.                   1,410       84,600
Associates First Capital Corp.           750       27,844
Citigroup, Inc.                        3,866      203,448
Edwards, A G, Inc.                       150        7,613
Federal Home Loan Mortgage Corp          750       45,000
Federal National Mortgage Assn.        1,350      103,950
Household International, Inc.          1,150       57,859
Lehman Brothers Holdings, Inc.           920       59,340
MBNA Corp.                               800       30,050
Merrill Lynch & Co., Inc.              1,280       89,600
Moody's Corp.                            800       21,050
Morgan Stanley Dean Witter & Co.       1,000       80,313
Paine Webber Group, Inc.                 360       25,650
Providian Financial Corp.                150       15,600
                                             ------------
                                                  851,916
Food & Drug Retailing - 0.39%
Sysco Corp.                              300       15,656
Walgreen Co.                             650       29,656
                                             ------------
                                                   45,312
Food Products - 1.33%
Campbell Soup Co.                        570       16,673
Conagra, Inc.                          1,600       34,200

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Food Products - continued
Kellogg Co.                                450      $11,419
Quaker Oats Co.                            450       36,703
Ralston Purina Co.                       1,190       28,858
Sara Lee Corp.                           1,230       26,522
                                               ------------
                                                    154,374
Gas Utilities - 2.04%
AGL Resources, Inc.                      3,520       71,720
El Paso Energy Corp.                       300       18,806
Equitable Resources, Inc                   400       23,200
National Fuel Gas Co.                      800       42,900
Oneok, Inc.                              1,150       45,569
Peoples Energy Corp.*                    1,000       34,375
                                               ------------
                                                    236,570
Health Care Equipment & Supplies - 0.79%
Allergan, Inc.                             400       33,625
Bausch & Lomb, Inc.                         50        1,928
Medtronic, Inc.                            600       32,588
PE Corp.                                   200       23,400
                                               ------------
                                                     91,541
Health Care Providers & Services - 2.32%
Apria Healthcare Group, Inc.*              100        2,000
Cigna Corp.                              1,100      134,145
HCA Healthcare Co.                       1,310       52,318
Oxford Health Plans, Inc.*                 250        8,438
Tenet Healthcare Corp.                   1,010       39,706
UnitedHealth Group, Inc.                   300       32,813
                                               ------------
                                                    269,419
Hotels, Restaurants & Leisure - 0.34%
Carnival Corp.                             450       11,166
Darden Restaurants, Inc.                   800       18,000
Marriott International Inc.                250       10,125
                                               ------------
                                                     39,291
Household Durables - 0.27%
Black & Decker Corp.                       400       15,050
Stanley Works                              630       16,774
                                               ------------
                                                     31,824
Household Products - 1.70%
Colgate Palmolive Co.                      550       32,318
Fort James Corp                            100        3,294
Kimberly Clark Corp.                     1,100       72,600
Procter & Gamble Co.                     1,250       89,297
                                               ------------
                                                    197,509
Industrial Conglomerates - 0.66%
Tyco International, Ltd.                 1,346       76,301
                                               ------------
Insurance - 3.30%
Aflac, Inc.                                250       18,266
Allstate Corp.                             400       16,100
American Financial Group, Inc.             110        2,358
American International Group, Inc.       1,950      191,100
Chubb Corp.                                150       12,666
Hartford Financial Services Group          320       23,820

                                     Shares        Value
                                     ------        -----

Insurance - continued
Jefferson Pilot Corp.                   240      $16,500
Lincoln National Corp.                1,000       48,375
Marsh & Mclennan Cos., Inc.             200       26,150
Torchmark, Inc.                         850       28,316
                                            ------------
                                                 383,650
Internet Software & Services - 1.00%
America Online, Inc.*                 1,850       93,296
Yahoo, Inc.*                            400       23,450
                                            ------------
                                                 116,746
I T Consulting Services - 0.65%
Ceridian Corp.*                         550       13,750
Computer Sciences Corp.*                100        6,300
Electronic Data Systems Corp.         1,180       55,386
                                            ------------
                                                  75,436
Leisure Equipment & Products - 0.01%
Hasbro, Inc.                            100        1,075
                                            ------------
Machinery - 0.86%
Caterpillar, Inc.                       730       25,596
Deere & Co.                             380       13,989
Dover Corp.                             750       31,828
Harsco Corp.                            590       11,911
Illinois Tool Works, Inc.               300       16,669
                                            ------------
                                                  99,992
Media - 4.12%
Belo, A H Corp.                       1,250       23,983
Clear Channel Communications*           700       42,044
Disney, Walt Co.                      2,420       86,665
Dow Jones & Co., Inc.                   960       56,520
Gannett, Inc.                           710       41,180
Harte Hanks, Inc.                       100        2,213
Interpublic Group Cos., Inc.            250       10,734
Knight Ridder, Inc.                     450       22,613
McGraw-Hill Cos., Inc.                  200       12,837
New York Times Co.                      200        7,350
Omnicom Group                           250       23,063
Time Warner, Inc.                     1,000       75,910
Viacom, Inc.*                         1,196       68,023
Young & Rubicam, Inc.                   100        4,806
                                            ------------
                                                 477,941
Metals & Mining - 0.36%
Alcan Aluminum Ltd.                   1,320       41,663
                                            ------------
Multiline Retail - 1.86%
Sears Roebuck & Co.                   1,260       37,460
Target Corp.                            880       24,310
Wal Mart Stores, Inc.                 3,400      154,275
                                            ------------
                                                 216,045
Oil & Gas - 0.42%
Ashland, Inc.                         1,490       48,798
                                            ------------
Paper & Forest Products - 0.19%
Rayonier, Inc.                          640       22,520
                                            ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                Shares        Value
                                ------        -----

Personal Products - 0.40%
Avon Products, Inc.                350      $16,975
Gillette Co.                       850       29,644
                                       ------------
                                             46,619
Pharmaceuticals - 7.65%
Abbott Laboratories              2,210      116,716
Bristol Myers Squibb Co.         2,560      156,000
Ivax Corp.*                        250       10,875
Johnson & Johnson                1,510      139,109
Lilly Eli & Co.                    900       80,438
Merck & Co., Inc.                3,370      303,089
Schering Plough Corp.            1,590       82,183
                                       ------------
                                            888,409
Real Estate - 0.05%
Host Marriott Corp.                500        5,313
                                       ------------
Road & Rail - 0.45%
Burlington Northern                850       22,578
GATX                               200        8,413
Union Pacific Corp.                450       21,094
                                       ------------
                                             52,084
Semiconductor Equipment & Products - 4.15%
Advanced Micro Devices, Inc.*    1,100       24,888
Altera Corp.*                      150        6,141
Analog Devices, Inc.*              300       19,500
Applied Materials, Inc.*           550       29,219
Broadcom Corp.*                     50       11,119
Conexant Systems, Inc.*            100        2,631
Integrated Device Technology*      150        8,447
Intel Corp.                      4,500      202,500
KLA Tencor Corp.*                  200        6,763
LSI Logic Corp.*                   200        6,575
Micron Technology, Inc.*         1,100       38,225
National Semiconductor, Corp.*     700       18,200
Teradyne, Inc.*                    500       15,625
Texas Instruments, Inc.          1,500       73,594
Xilinx, Inc.*                      250       18,109
                                       ------------
                                            481,534
Software - 4.80%
Adobe Systems, Inc.                200       15,213
Art Technology Group, Inc.*        100        6,275
Commerce One, Inc.*                 50        3,209
Computer Assoc. Intl., Inc.        500       15,938
Inktomi Corp.*                     100        6,344
Liberate Technologies*             150        2,859
Microsoft Corp.*                 3,880      267,235
Oracle Corp.*                    4,200      138,600
Portal Software, Inc.*              50        1,759
Siebel Systems, Inc.*              100       10,494
Software.com, Inc.*                350       52,150
Sybase, Inc.*                      400        8,375
Synavant, Inc.*                     40          183
Veritas Software Corp.*            200       28,203
                                       ------------
                                            556,836

                                                   Shares        Value
                                                   ------        -----

Specialty Retail - 1.10%
Best Buy Co., Inc.*                                   150       $7,528
Home Depot, Inc.                                    1,800       77,400
Lowes Cos., Inc.                                      300       13,706
Radioshack Corp.                                      490       29,215
                                                          ------------
                                                               127,850
Telecommunications - 6.35%
Alltel Corp.                                          200       12,888
A T & T Corp.                                       3,367       78,072
Bellsouth Corp.                                     2,090      100,973
Global Crossing, Ltd.*                                550       12,994
Nortel Networks Corp.                               2,340      106,470
Qwest Communications Intl., Inc.*                     841       40,894
SBC Communications, Inc.                            2,650      152,872
Sprint Corp.*                                       1,500       38,250
Verizon Communications                              2,422      140,022
Worldcom, Inc.*                                     2,250       53,438
                                                          ------------
                                                               736,872
Wireless Telecommunications - 0.46%
Nextel Communications, Inc.*                          400       15,375
Sprint Corp.*                                       1,000       38,125
                                                          ------------
                                                                53,500
TOTAL COMMON STOCKS
(Cost $8,280,182)                                           $9,259,219
                                                          ------------
COMMON STOCK UNIT - 0.74%
Financial Services - 0.74%
SPDR Trust (Cost $88,724)                             600      $85,772
                                                          ------------
                                                Principal        Value
                                                ---------        -----
U.S. TREASURY OBLIGATIONS-SHORT TERM - 1.42%
U.S. Treasury Bills - 1.42%
5.90% due 11/16/00                                $20,000      $19,951
5.94% due 11/02/00                                 65,000       64,989
5.97% due 11/02/00                                 10,000        9,998
5.99% due 12/01/00                                 10,000        9,940
6.02% due 12/07/00                                 50,000       49,699
6.07% due 12/14/00                                 10,000        9,928
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS-SHORT TERM
(Cost $164,505)                                               $164,505
                                                          ------------
REPURCHASE AGREEMENT - 18.10%
Repurchase Agreement with State Street Bank &
Trust Company dated 10/31/00 at 6.42%, to be
repurchased at $2,102,370 on 11/01/00,
collateralized by $2,160,000 U.S. Treasury
Notes, 5.875% due 09/30/02 (valued at
$2,154,944, including interest) (Cost
$2,102,000)                                    $2,102,000   $2,102,000
                                                          ------------
TOTAL INVESTMENTS
(Socially Responsible Fund)
(Cost $10,635,411)                                         $11,611,496
                                                          ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Stock Index Fund
--------------------------------------------------------------------------------

                                    Shares        Value
                                    ------        -----

COMMON STOCKS - 87.80%
Aerospace & Defense - 1.31%
Boeing Co.                           2,100     $142,406
General Dynamics Corp.                 500       35,781
Goodrich B F Co.                       200        8,188
Honeywell Intl Inc.                  1,900      102,244
Lockheed Martin Corp.                1,050       37,643
Northrop Grumman Corp.                 200       16,800
Raytheon Co.                           800       27,350
United Technologies Corp.            1,100       76,794
                                           ------------
                                                447,205
Air Freight & Couriers - 0.10%
Fedex Corp.*                           700       32,802
                                           ------------
Airlines - 0.20%
AMR Corp.                              400       13,100
Delta Air Lines Inc.                   300       14,175
Southwest Airls Co.                  1,200       34,200
US Airways Group Inc.*                 200        7,550
                                           ------------
                                                 69,025
Auto Components - 0.21%
Cooper Tire and Rubber Co.             200        2,188
Dana Corp.                             400        8,875
Delphi Automotive Sys Corp.          1,300       20,394
Goodyear Tire And Rubber               400        7,400
Johnson Controls Inc.                  200       11,925
Snap On Inc.                           100        2,556
TRW Inc.                               300       12,600
Visteon Corp.                          264        4,670
                                           ------------
                                                 70,607
Automobiles - 0.68%
Ford Motor Co.                       4,531      118,372
General Motors Corp.                 1,300       80,763
Harley Davidson Inc.                   700       33,731
                                           ------------
                                                232,866
Banks - 4.63%
Amsouth BanCorp.oration                900       12,544
Bank of America Corp.                3,900      187,444
Bank New York Inc.                   1,800      103,613
Bank One Corp.                       2,800      102,200
BB+T Corp.                           1,000       31,875
Charter One Finl Inc.                  520       11,928
Chase Manhattan Corp.                3,100      141,050
Comerica Inc.                          400       24,125
Fifth Third BanCorp.                 1,100       56,513
First Union Corp.                    2,300       69,719
Firstar Corp.                        2,300       45,281
Fleet Boston Finl Corp.              2,100       79,800
Golden West Finl Corp.                 400       22,425
Huntington Bancshares Inc.             640        9,200
KeyCorp.                             1,000       24,688

                                  Shares        Value
                                  ------        -----

Banks - continued
Mellon Finl Corp.                  1,200      $57,900
Morgan J P + Co Inc.                 400       66,200
National City Corp.                1,400       29,925
Northern Trust Corp.                 500       42,688
Old Kent Financial Corp.             315        8,722
PNC Finl Svcs Group Inc.             700       46,813
Regions Financial Corp.              500       11,781
South Trust Corp.                    400       12,950
Summit BanCorp.                      400       15,000
Suntrust Banks Inc.                  700       34,169
Synovus Finl Corp.                   700       15,094
Union Planters Corp.                 300       10,144
US BanCorp.                        1,800       43,538
Wachovia Corp.                       500       27,000
Washington Mutual Inc.             1,300       57,200
Wells Fargo + Co.                  3,900      180,619
                                         ------------
                                            1,582,143
Beverages - 1.93%
Anheuser Busch Cos Inc.            2,200      100,650
Brown Forman Corp.                   200       12,175
Coca Cola Co.                      5,900      356,213
Coca Cola Enterprises Inc.         1,000       18,375
Coors Adolph Co.                     100        6,369
Pepsico Inc.                       3,400      164,688
                                         ------------
                                              658,469
Biotechnology - 0.57%
Amgen Inc.*                        2,400      139,050
Biogen Inc.*                         400       24,075
Medimmune Inc.*                      500       32,688
                                         ------------
                                              195,813
Building Products - 0.07%
Armstrong Hldgs Inc.                 100          288
Crane Co.                            100        2,619
Masco Corp.                        1,100       20,556
                                         ------------
                                               23,463
Chemicals - 0.83%
Air Prods + Chems Inc.               500       18,656
Dow Chem Co.                       1,600       49,000
Du Pont E I De Nemours + Co.       2,500      113,438
Eastman Chem Co.                     200        8,575
Engelhard Corp.                      300        6,263
FMC Corp.*                           100        7,600
Grace, W R + Co.*                    200          763
Great Lakes Chemical Corp.           100        3,338
Hercules Inc.                        300        5,494
International Flavours*              200        3,350
PPG Inds Inc.                        400       17,850
Praxair Inc.                         400       14,900
Rohm + Haas Co.                      500       15,031
Sigma Aldrich                        200        7,150
Union Carbide Corp.                  300       12,900
                                         ------------
                                              284,306

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                Shares        Value
                                ------        -----

Commercial Services & Supplies - 1.09%
Allied Waste Industries Inc.*      500       $4,625
Automatic Data Processing Inc.   1,500       97,969
Avery Dennison Corp.               300       15,150
Block, H + R Inc.                  200        7,138
Cendant Corp.*                   1,700       20,400
Convergys Corp.*                   400       17,425
Deluxe Corp.                       200        4,513
Donnelley, R R + Sons Co.          300        6,450
Ecolab Inc.                        300       11,756
Equifax Inc.                       300       10,350
First Data Corp.                 1,000       50,125
IMS Health Inc.                    700       16,538
Paychex Inc.                       900       51,019
Pitney Bowes Inc.                  600       17,813
Sabre Hldgs Corp.                  299        9,998
Waste Mgmt Inc.                  1,500       30,000
                                       ------------
                                            371,267
Communications Equipment - 5.47%
ADC Telecommunications Inc.*     1,900       40,613
Andrew Corp.*                      200        5,263
Avaya Inc.*                        658        8,842
Cabletron Systems Inc.*            400       10,850
Cisco Sys Inc.*                 16,900      910,488
Comverse Technology Inc.*          400       44,700
Corning Inc.                     2,100      160,650
JDS Uniphase Corp.*              2,200      179,025
Lucent Technologies Inc.         7,900      184,169
Motorola Inc.                    5,200      129,675
Qualcomm Inc.*                   1,800      117,197
Scientific Atlanta Inc.            400       27,375
Tellabs Inc.*                    1,000       49,938
                                       ------------
                                          1,868,782
Computers & Peripherals - 6.13%
Apple Computer*                    800       15,650
Compaq Computer Corp.            4,000      121,640
Dell Computer Corp.*             6,200      182,900
E M C Corp.*                     5,200      463,125
Gateway Inc.*                      800       41,288
Hewlett Packard Co.              4,800      222,900
IBM                              4,200      413,700
Lexmark Intl Inc.*                 300       12,300
NCR Corp.*                         200        8,625
Network Appliance Inc.*            700       83,300
Palm Inc.*                       1,339       71,720
Seagate Technology*                500       34,938
Sun Microsystems Inc.*           3,800      421,325
                                       ------------
                                          2,093,411
Construction & Engineering - 0.02%
Fluor Corp.                        200        7,000
Mcdermott Intl Inc.                100          969
                                       ------------
                                              7,969

                                  Shares        Value
                                  ------        -----

Construction Materials - 0.02%
Vulcan Materials Co.                 200       $8,400
                                         ------------
Containers & Packaging - 0.08%
Ball Corp.                           100        3,513
Bemis Inc.                           100        2,588
Crown Cork + Seal Inc.               300        2,738
Owens Illinois Inc.*                 300        1,781
Pactiv Corp.*                        400        4,200
Sealed Air Corp.*                    200        9,625
Temple Inland Inc.                   100        4,475
                                         ------------
                                               28,919
Diversified Financials - 5.91%
American Express Co.               3,200      192,000
Associates First Cap Corp.         1,700       63,113
Bear Stearns Cos Inc.                300       18,188
Capital One Finl Corp.               500       31,563
CIT Group Inc.                       650       11,334
Citigroup Inc.                    10,666      561,298
Countrywide Cr Inds Inc.             300       11,231
Federal Home Ln Mtg Corp.          1,700      102,000
Federal Natl Mtg Assn.             2,400      184,800
Franklin Res Inc.                    600       25,704
Household Intl Inc.                1,100       55,344
Lehman Brothers Hldgs Inc.           600       38,700
MBNA Corp.                         2,000       75,125
Merrill Lynch + Co Inc.            1,900      133,000
Moodys Corp.                         400       10,525
Morgan Stanley Dean Witter + Co.   2,700      216,844
Paine Webber Group Inc.              400       28,500
Price, T Rowe + Assoc Inc.           300       14,044
Providian Finl Corp.                 300       31,200
Schwab Charles Corp.               3,300      115,913
State Street Corp.oration            400       49,896
Stilwell Financial Inc.              550       24,647
USA Education Inc.                   400       22,350
                                         ------------
                                            2,017,317
Diversified Telecommunication - 6.18%
Alltel Corp                          800       51,550
AT + T Corp.                       8,900      206,369
Bellsouth Corp.                    4,500      217,406
CenturyTel Inc.                      300       11,550
Global Crossing Ltd*               2,100       49,613
Nortel Networks Corp.              7,100      323,050
Qwest Communications Intl Inc.*    3,929      191,048
SBC Communications Inc.            8,100      467,269
Sprint Corp.*                      2,100       53,550
Verizon Communications             6,518      376,822
Worldcom Inc.*                     6,800      161,500
                                         ------------
                                            2,109,726
Electric Utilities - 1.94%
AES Corp.*                         1,050       59,325
Ameren Corp.                         300       11,925
American Elec Pwr Inc.               740       30,710

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                 Shares        Value
                                 ------        -----

Electric Utilities - continued
Cinergy Corp.                       400      $12,250
CMS Energy Corp.                    300        8,100
Consolidated Edison Inc.            500       17,594
Constellation Energy Group Inc.     400       16,675
CP + L Energy Inc.                  400       16,125
Dominion Res Inc.                   600       35,738
DTE Energy Co.                      300       10,838
Duke Energy Co.                     900       77,794
Dynegy Inc.                         700       32,419
Edison Intl                         800       19,100
Entergy Corp.                       500       19,156
Exelon Corp.                        750       45,094
FirstEnergy Corp.                   500       12,938
Florida Progress Corp.              200       10,638
FPL Group Inc.                      400       26,400
GPU Inc.                            300        9,919
Niagara Mohawk Hldgs Inc.*          400        6,400
PG+E Corp.                          900       24,244
Pinnacle West Cap Corp.             200        8,688
PPL Corp.                           300       12,356
Public Svc Enterprise Group         500       20,750
Reliant Energy Inc.                 700       28,919
Southern Co.                      1,500       44,063
TXU Corp.                           600       22,238
XCEL Energy Inc.                    810       20,706
                                        ------------
                                             661,097
Electrical Equipment - 0.47%
American Pwr Conversion Corp.*      500        6,469
Cooper Inds Inc.                    200        7,650
Emerson Elec Co.                  1,000       73,438
Molex Inc.                          500       27,000
National Svc Inds Inc.              100        2,044
Power One Inc.*                     200       14,188
Rockwell Intl Corp.                 400       15,725
Thermo Electron Corp.*              450       13,050
Thomas + Betts Corp.                100        1,513
                                        ------------
                                             161,075
Electronic Equipment & Instruments - 0.54%
Agilent Technologies Inc.*        1,099       50,897
Millipore Corp.                     100        5,250
Perkinelmer Inc.                    100       11,950
Sanmina Corp.*                      400       45,725
Solectron Corp.*                  1,400       61,600
Tektronix Inc.                      100        7,125
                                        ------------
                                             182,547
Energy Equipment & Services - 0.65%
Baker Hughes Inc.                   800       27,500
Halliburton Co.                   1,100       40,769
Nabors Industries Inc.*             300       15,270
Rowan Cos Inc.*                     200        5,038
Schlumberger Ltd                  1,400      106,575
Transocean Sedco Forex Inc.         500       26,500
                                        ------------
                                             221,651

                               Shares        Value
                               ------        -----

Food & Drug Retailing - 1.01%
Albertsons Inc.                 1,000      $23,688
CVS Corp.                         900       47,644
Kroger Co.*                     2,000       45,125
Longs Drug Stores Corp.           100        2,188
Safeway Inc.*                   1,200       65,625
Supervalu Inc.                    300        4,613
Sysco Corp.                       800       41,750
Walgreen Co.                    2,400      109,500
Winn Dixie Stores Inc.            300        5,775
                                      ------------
                                           345,906
Food Products - 1.12%
Archer Daniels Midland Co.      1,460       16,060
Campbell Soup Co.               1,000       29,250
Conagra Inc.                    1,300       27,788
General Mls Inc.                  700       29,225
Heinz, H J Co.                    800       33,550
Hershey Foods Corp.               300       16,294
Kellogg Co.                     1,000       25,375
Nabisco Group Hldg Corp.          800       23,100
Quaker Oats Co.                   300       24,469
Ralston Purina Co.                700       16,975
Sara Lee Corp.                  2,100       45,281
Unilever N V                    1,400       71,138
Wrigley (WM) Jr Co.               300       23,756
                                      ------------
                                           382,260
Gas Utilities - 0.27%
Columbia Energy Group             200       14,388
Eastern Enterprises               100        6,438
El Paso Energy Corp.              600       37,613
Keyspan Corp.                     350       12,316
Nicor Inc.                        100        3,531
Oneok Inc.                        100        3,963
Peoples Energy Corp.              100        3,438
Sempra Energy                     500       10,344
                                      ------------
                                            92,028
Health Care Equipment & Supplies - 1.19%
Allergan Inc.                     300       25,219
Bard, C R Inc.                    100        4,188
Bausch + Lomb Inc.                100        3,856
Baxter Intl Inc.                  700       57,531
Becton Dickinson + Co.            600       20,100
Biomet Inc.                       400       14,475
Boston Scientific Corp.*        1,000       15,938
Guidant Corp.*                    700       37,056
Medtronic Inc.                  2,900      157,506
PE Corp.                          500       58,500
St Jude Med Inc.*                 200       11,000
                                      ------------
                                           405,369
Health Care Providers & Services - 0.91%
Aetna Inc.                        300       17,344
Cardinal Health Inc.              700       66,325
Cigna Corp.                       400       48,780

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                 Shares        Value
                                 ------        -----

Health Care Providers & Services - continued
HCA Healthcare Co.                1,300      $51,919
Healthsouth Corp.*                  900       10,800
Humana Inc.*                        400        4,850
Manor Care Inc.*                    200        3,338
McKesson HBOC Inc.                  700       19,644
Quintiles Transnational Corp.*      300        4,181
Tenet Healthcare Corp.              700       27,519
Unitedhealth Group Inc.             400       43,750
Wellpoint Health Networks Inc.*     100       11,694
                                        ------------
                                             310,143
Hotels, Restaurants & Leisure - 0.62%
Carnival Corp.                    1,400       34,738
Darden Restaurants Inc.             300        6,750
Harrahs Entmt Inc.*                 300        8,588
Hilton Hotels Corp.                 900        8,550
Marriott Intl Inc.                  600       24,300
McDonalds Corp.                   3,100       96,100
Starbucks Corp.*                    400       17,875
Tricon Global Restaurants Inc.*     300        9,000
Wendys Intl Inc.                    300        6,525
                                        ------------
                                             212,425
Household Durables - 0.22%
American Greetings Corp.            200        3,638
Black + Decker Corporation          200        7,525
Centex Corp.                        100        3,700
Fortune Brands Inc.                 400       11,775
Kaufman + Broad Home Corp.          100        2,975
Leggett + Platt Inc.                500        8,188
Maytag Corp.                        200        5,725
Newell Rubbermaid Inc.              600       11,513
Pulte Corp.                         100        3,331
Stanley Works                       200        5,325
Tupperware Corp.                    100        1,713
Whirlpool Corp.                     200        8,700
                                        ------------
                                              74,106
Household Products - 1.27%
Clorox Co.                          600       26,775
Colgate Palmolive Co.             1,400       82,264
Fort James Corp.                    500       16,469
Kimberly Clark Corp.              1,300       85,800
Procter + Gamble Co.              3,100      221,456
                                        ------------
                                             432,764
Industrial Conglomerates - 4.77%
General Elec Co.                 23,600    1,293,575
ITT Inds Inc.                       200        6,513
Minnesota Mng + Mfg Co.             900       86,963
Textron Inc.                        300       15,131
Tyco Intl Ltd                     3,999      226,711
                                        ------------
                                           1,628,893
Insurance - 3.13%
Aflac Inc.                          600       43,838
Allstate Corp.                    1,700       68,425

                                Shares        Value
                                ------        -----

Insurance - continued
American Gen Corp.                 600      $48,300
American Intl Group Inc.         5,550      543,900
AON Corp.                          600       24,863
Chubb Corp.                        400       33,775
Cincinnati Finl Corp.              400       14,700
Conseco Inc.                       800        5,550
Hartford Financial Svcs Grp        500       37,219
Jefferson Pilot Corp.              200       13,750
Lincoln Natl Corp.                 500       24,188
Loews Corp.                        200       18,188
Marsh + Mclennan Cos Inc.          600       78,450
MBIA Inc.                          200       14,538
MGIC Invest. Corp.                 300       20,438
Progressive Corp.                  200       19,650
Safeco Corp.                       300        7,256
St Paul Cos Inc.                   500       25,625
Torchmark Inc.                     300        9,994
UnumProvident Corp.                600       16,950
                                       ------------
                                          1,069,594
Internet Software & Services - 1.04%
America Online Inc.*             5,500      277,365
Yahoo Inc.*                      1,300       76,213
                                       ------------
                                            353,578
IT Consulting Services - 0.30%
Ceridian Corp.*                    300        7,500
Computer Sciences Corp.*           400       25,200
Electronic Data Sys Corp.        1,100       51,631
Sapient Corp.*                     300       10,669
Unisys Corp.*                      700        8,925
                                       ------------
                                            103,925
Leisure Equipment & Products - 0.16%
Brunswick Corp.                    200        3,888
Eastman Kodak Co.                  700       31,413
Hasbro Inc.                        400        4,300
Mattel Inc.                      1,000       12,938
Polaroid Corp.                     100        1,006
                                       ------------
                                             53,544
Machinery - 0.58%
Briggs + Stratton Corp.            100        3,569
Caterpillar Inc.                   800       28,050
Cummins Engine Inc.                100        3,400
Danaher Corp.                      300       18,938
Deere + Co.                        600       22,088
Dover Corp.                        500       21,219
Eaton Corp.                        200       13,613
Illinois Tool Wks Inc.             700       38,894
Ingersoll Rand Co.                 400       15,100
Navistar Intl Corp. Inc.*          100        3,306
Paccar Inc.                        200        8,413
Pall Corp.                         300        6,469
Parker Hannifin Corp.              300       12,413
Timken Co.                         100        1,406
                                       ------------
                                            196,875

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                 Shares        Value
                                 ------        -----

Media - 3.13%
Clear Channel Communications*     1,400      $84,088
Comcast Corp.*                    2,200       89,650
Disney Walt Co.                   5,000      179,063
Dow Jones + Co Inc.                 200       11,775
Gannett Inc.                        600       34,800
Harcourt Gen Inc.                   200       11,210
Interpublic Group Cos Inc.          700       30,056
Knight Ridder Inc.                  200       10,050
Mcgraw Hill Cos Inc.                500       32,094
Meredith Corp.                      100        3,175
New York Times Co.                  400       14,700
Omnicom Group                       400       36,900
Seagram Ltd                       1,000       57,125
Time Warner Inc.                  3,200      242,912
Tribune Co.                         700       25,944
Viacom Inc.*                      3,600      204,750
                                        ------------
                                           1,068,291
Metals & Mining - 0.43%
Alcan Alum Ltd                      800       25,250
Alcoa Inc.                        2,100       60,244
Allegheny Technologies Inc.         200        4,050
Barrick Gold Corp.                  900       12,038
Bethlehem Steel Corp.*              300          863
Freeport Mcmoran Copper + Gold*     400        3,175
Homestake Mng Co.*                  600        2,475
INCO Ltd*                           400        6,175
Newmont Mng Corp.                   400        5,425
Nucor Corp.                         200        6,938
Phelps Dodge Corp.                  200        9,350
Placer Dome Inc.                    800        6,500
U. S. Steel Group                   200        3,188
Worthington Industries Inc.         200        1,913
                                        ------------
                                             147,581
Multiline Retail  - 2.11%
Consolidated Stores Corp.*          300        3,563
Costco Wholesale Corp.*           1,100       40,288
Dillards Inc.                       200        2,100
Dollar Gen Corp.                    800       12,400
Federated Dept Stores Inc.*         500       16,281
K Mart Corp.*                     1,100        6,531
Kohls Corp.*                        800       43,350
May Dept Stores Co.                 750       19,688
Nordstrom Inc.                      300        4,931
J C Penney, Inc.                    600        7,013
Sears Roebuck + Co.                 800       23,784
Target Corp.                      2,200       60,775
Wal Mart Stores Inc.             10,600      480,975
                                        ------------
                                             721,678
Multi Utilities - 0.57%
Enron Corp.                       1,800      147,713
Williams Cos Inc.                 1,100       45,994
                                        ------------
                                             193,706

                              Shares        Value
                              ------        -----

Office Electronics - 0.04%
Xerox Corp.                    1,600      $13,500
                                     ------------
Oil & Gas - 4.57%
Amerada Hess Corp.               200       12,400
Anadarko Pete Corp.              627       40,159
Apache Corp.                     300       16,594
Ashland Inc.                     200        6,550
Burlington Res Inc.              500       18,000
Chevron Corp.                  1,600      131,400
Coastal Corp.                    500       37,719
Conoco Inc.                    1,500       40,781
Devon Energy Corporation         300       15,120
Exxon Mobil Corp.              8,300      740,256
Kerr Mcgee Corp.                 200       13,063
Occidental Petroleum Corp.       900       17,888
Phillips Petroluem Co.           600       37,050
Royal Dutch Petroleum Co.      5,100      302,813
Sunoco Inc.                      200        5,988
Texaco Inc.                    1,300       76,781
Tosco Corp.                      300        8,588
Unocal Corp.                     600       20,475
Usx Marathon Group               700       19,031
                                     ------------
                                        1,560,654
Paper & Forest Products - 0.32%
Boise Cascade Corp.              100        2,869
Georgia Pac Corp.                400       10,750
International Paper Co.        1,200       43,950
Louisiana Pac Corp.              200        1,700
Mead Corp.                       200        5,788
Potlatch Corp.                   100        3,350
Westvaco Corp.                   200        5,700
Weyerhaeuser Co.                 500       23,469
Willamette Inds Inc.             300       10,894
                                     ------------
                                          108,469
Personal Products - 0.35%
Alberto Culver Co.               100        3,356
Avon Prods Inc.                  600       29,100
Gillette Co.                   2,500       87,188
                                     ------------
                                          119,644
Pharmaceuticals - 8.13%
Abbott Labs                    3,700      195,406
Alza Corp.*                      300       24,281
American Home Products Corp.   3,100      196,850
Bristol Myers Squibb Co.       4,700      286,406
Johnson + Johnson              3,300      304,013
King Pharmaceuticals Inc.*       400       17,925
Lilly Eli + Co.                2,700      241,313
Merck + Co Inc.                5,500      494,656
Pfizer Inc.                   15,050      649,972
Pharmacia Corp.                3,100      170,500
Schering Plough Corp.          3,500      180,906
Watson Pharmaceuticals Inc.*     200       12,513
                                     ------------
                                        2,774,741

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                   Shares        Value
                                   ------        -----

Road & Rail - 0.24%
Burlington Northern Santa Fe        1,000      $26,563
CSX Corp.                             500       12,656
Norfolk Southern Corp.                900       12,713
Ryder Sys Inc.                        100        1,975
Union Pac Corp.                       600       28,125
                                          ------------
                                                82,031
Semiconductor Equipment & Products - 4.50%
Adaptec Inc.*                         200        3,163
Advanced Micro Devices Inc.*          700       15,838
Altera Corp.*                       1,000       40,938
Analog Devices Inc.*                  800       52,000
Applied Materials Inc.*             1,900      100,938
Broadcom Corp.*                       550      122,306
Conexant Sys Inc.*                    500       13,156
Intel Corp.                        16,000      720,000
KLA Tencor Corp.*                     400       13,525
Linear Technology Corp.               700       45,194
LSI Logic Corp.*                      700       23,013
Maxim Integrated Prods Inc.*          700       46,419
Micron Technology Inc.*             1,300       45,175
National Semiconductor Corp.*         400       10,400
Novellus Sys Inc.*                    300       12,281
Teradyne Inc.*                        400       12,500
Texas Instrs Inc.                   4,100      201,156
Xilinx Inc.*                          800       57,950
                                          ------------
                                             1,535,950
Software - 5.09%
Adobe Sys Inc.                        600       45,638
Autodesk Incorporated                 100        2,206
BMC Software Inc.*                    600       12,188
Citrix Sys Inc.*                      400        8,850
Computer Assoc Intl Inc.            1,400       44,625
Compuware Corp.*                      900        7,088
Mercury Interactive Corp.*            200       22,200
Microsoft Corp.*                   12,500      860,938
Novell Inc.*                          800        7,200
Oracle Corp.*                      13,400      442,200
Parametric Technology Corp.*          600        7,388
Peoplesoft Inc.*                      700       30,548
Siebel Sys Inc.*                    1,000      104,938
Synavant Inc.*                         30          137
Veritas Software Corp.*             1,000      141,016
                                          ------------
                                             1,737,157
Specialty Retail - 1.48%
Autozone Inc.*                        300        8,044
Bed Bath + Beyond Inc.*               700       18,069
Best Buy Co Inc.*                     500       25,094
Circuit City Stores Inc.              500        6,625
Gap Inc.                            2,000       51,625
Home Depot Inc.                     5,500      236,500
Limited Inc.                        1,000       25,250
Lowes Cos Inc.                        900       41,119

                                                   Shares        Value
                                                   ------        -----

Specialty Retail - continued
Office Depot Inc.*                                    700       $5,819
Radioshack Corp.                                      400       23,850
Sherwin Williams Co.                                  400        8,675
Staples Inc.*                                       1,100       15,675
Tiffany + Co.                                         300       12,806
TJX Cos Inc.                                          700       19,075
Toys R Us Inc.*                                       500        8,594
                                                          ------------
                                                               506,819
Textiles & Apparel - 0.12%
Liz Claiborne Inc.                                    100        4,250
Nike Inc.                                             600       23,963
Reebok Intl Ltd*                                      100        2,156
Russell Corp.                                         100        1,600
V F Corp.                                             300        8,194
                                                          ------------
                                                                40,163
Tobacco - 0.61%
Philip Morris Cos Inc.                              5,400      197,775
UST Inc.                                              400       10,100
                                                          ------------
                                                               207,875
Trading Companies & Distributors - 0.04%
Genuine Parts Co.                                     400        8,525
Grainger W W Inc.                                     200        6,388
                                                          ------------
                                                                14,913
Wireless Telecommunication Service - 0.45%
Nextel Communications Inc.*                         1,800       69,188
Sprint Corp.                                        2,200       83,875
                                                          ------------
                                                               153,063
                                                          ------------
TOTAL COMMON STOCKS
(Cost $27,927,611)                                         $29,976,500
                                                          ------------
                                               Principal     Value
                                               ---------     -----
U.S. TREASURY OBLIGATIONS- SHORT TERM - 1.05%
U.S. Treasury Bills - 0.90%
6.31% due 12/21/00                               $125,000     $123,861
5.90% due 11/02/00                                 75,000       74,988
6.07% due 12/21/00                                 10,000        9,916
6.12% due 12/21/00                                100,000       99,150
                                                          ------------
                                                               307,914
U.S. Treasury Bonds - 0.15%
5.99% due 12/07/00                                 50,000       49,701
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS-SHORT TERM
(Cost $357,615)                                               $357,615
                                                          ------------
REPURCHASE AGREEMENTS - 11.15%
Repurchase Agreement with State Street Bank &
Trust Co. dated 10/31/00 at 6.42%, to be
repurchased at $3,808,670 on 11/01/00,
collateralized by $3,915,000 U.S.Treasury
Notes, 5.875% due 09/30/02 (valued at
$3,994,985, including interest) (Cost
$3,808,000)                                    $3,808,000   $3,808,000
                                                          ------------
TOTAL INVESTMENTS (Stock Index Fund )
(Cost $32,093,226)                                         $34,142,115
                                                          ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Equity Fund
--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

COMMON STOCKS - 99.90%
Aerospace - 1.64%
Embraer-Empresa Brasileira de Aero      20,925     $605,517
                                               ------------
Air Freight & Couriers - 1.05%
TNT Post Group NV                       18,325      388,143
                                               ------------
Banking - 6.65%
Banco Santander Central Hispano SA      37,825      366,563
Bank Of New York                         2,234      128,595
Citigroup, Inc.                         15,261      803,110
Fifth Third Bancorp                      4,646      238,688
ForeningsSparbanken AB (SW)             28,475      408,931
San Paolo-IMI SPA                       18,650      302,284
Wells Fargo                              4,425      204,933
                                               ------------
                                                  2,453,104
Biotechnology - 0.98%
Amgen, Inc.*                             3,174      183,894
Genentech, Inc.*                         2,164      178,530
                                               ------------
                                                    362,424
Building Materials - 0.97%
Cemex                                   17,000      359,125
                                               ------------
Commercial Services & Supplies - 3.33%
Havas Advertising SA                    18,875      304,169
Omnicom Group                            1,170      107,933
WPP Group                               21,500      288,558
ISS A/S*                                 4,100      252,466
Securitas AB                            13,000      277,113
                                               ------------
                                                  1,230,238
Computer Equipment - 4.87%
EMC Corp.*                               9,066      807,441
Network Appliance Inc.*                  1,429      170,051
Sun Microsystems, Inc.*                  7,374      817,592
                                               ------------
                                                  1,795,084
Computer Networking - 3.31%
Cisco Systems, Inc.*                    22,698    1,222,855
                                               ------------
Consumer Products - 2.90%
Altadis SA                              25,150      376,692
Reckitt Benckiser plc                   22,000      289,203
The Swatch Group AG                        305      403,816
                                               ------------
                                                  1,069,711
Diversified - 1.24%
Corning, Inc                             5,978      457,317
                                               ------------
Electronics - 10.41%
Epcos AG*                                4,200      318,347
Flextronics International*               9,250      351,500
General Electric Co.                    18,432    1,010,304
Jabil Circuit, Inc.*                     2,125      121,258
Murata Manufacturing Co., Ltd.           2,305      275,886
NEC Corporation                         21,000      400,312
Philips Electronics                     20,363      813,247

                                          Shares        Value
                                          ------        -----

Electronics - continued
Pioneer Corporation                        8,000     $247,812
Samsung Elect.-GDR                         4,100      301,350
                                                 ------------
                                                    3,840,016
Financial Services - 0.72%
Federal National Mortgage Assoc.           3,425      263,725
                                                 ------------
Food & Beverages - 1.82%
Ajinomoto Co., Inc.                       34,000      380,149
Heineken NV                                5,375      291,919
                                                 ------------
                                                      672,068
Health Care Services & Supplies - 2.41%
Fresenius Medical Care AG-ADR             20,100      293,963
Baxter International, Inc.                 2,782      228,646
Synthes-Stratec Inc.* 144A                   575      366,252
                                                 ------------
                                                      888,860
Hotels, Restaurants & Leisure Time - 1.94%
Accor                                      9,100      368,352
Viacom, Inc.*                              6,098      346,824
                                                 ------------
                                                      715,176
Insurance - 1.39%
Alleanza Assicurazioni                    38,725      513,634
                                                 ------------
Manufacturing - 4.09%
Assa Abloy AB                             17,500      322,248
Perlos OYJ SA (FI)                        26,400      562,317
Tyco International Ltd.                   11,006      623,903
                                                 ------------
                                                    1,508,467
Media - 4.44%
AT&T Corp. - Liberty Media Group*          5,375       96,750
Comcast Corporation Class A Special*       6,342      258,437
General Motors Corp.-Hughes*               4,781      154,904
Societe Europeenne des Satellites          2,675      356,391
Time Warner, Inc.                          5,621      426,690
VNU NV 144A                                7,300      343,810
                                                 ------------
                                                    1,636,982
Natural Gas - 0.94%
Tokyo Gas Co., Ltd.                      133,000      347,386
                                                 ------------
Oil & Gas - 4.11%
Petroleo Brasileiro*                       4,200      122,063
BP Amoco PLC ADR                           7,600      387,125
Total Fina Elf SA                          3,520      503,621
Halliburton                                3,600      133,425
Saipem                                    71,000      369,939
                                                 ------------
                                                    1,516,172
Pharmaceuticals - 7.06%
Glaxo Wellcome                            15,500      446,196
Merck & Company, Inc.                      4,896      440,334
Novo Nordisk                               2,300      487,827
Pfizer, Inc.                              20,846      900,287
Takeda Chemical Industries, Ltd.           5,000      329,469
                                                 ------------
                                                    2,604,113

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Retail - 4.34%
Fast Retailing Co., Ltd.               2,600     $639,784
Home Depot, Inc.                       8,026      345,118
Kohl's Corp.*                          3,996      216,533
Walgreen Company                       3,349      152,798
Wal-Mart Stores, Inc.                  5,480      248,655
                                             ------------
                                                1,602,888
Road & Rail - 0.34%
MTR Corp.* 144A                       84,000      124,401
                                             ------------
Semiconductor Equipment & Products - 5.07%
Analog Devices, Inc.*                  2,100      136,500
Applied Micro Circuits Corp.*          1,850      141,294
Broadcom Corporation*                    779      173,230
Intel Corp.                            8,143      366,435
JDS Uniphase Corp.*                    5,058      411,595
STMicroelectronics N.V.                3,600      181,617
Taiwan Semiconductor Man. Co.*         7,500      170,156
The Furukawa Electric Co., Ltd.       11,000      289,328
                                             ------------
                                                1,870,155
Software - 7.81%
Business Objects S.A.*                 3,475      268,349
Check Point Software Tech. Ltd.*       3,050      483,044
Dassault Systemes SA (FR)              4,675      356,454
Logica plc                            10,600      313,599
Microsoft Corp.*                       2,725      187,684
Oracle Systems Corp.*                 12,442      410,586
Redback Networks, Inc.*                1,141      121,445
The Sage Group plc                    45,900      334,991
Veritas Software*                      2,883      406,548
                                             ------------
                                                2,882,700
Telephone - 0.92%
Tele Norte Leste Participacoes        15,400      340,725
                                             ------------
Telecommunication Services - 6.16%
China Mobile (HK) Ltd.*               77,000      493,653
Energis PLC*                          40,875      349,618
Juniper Networks, Inc.*                1,158      225,810
Nippon Telegraph and Telephone            50      455,025
Partner Comm. Co. Ltd.*                4,200       25,200
Vodafone Airtouch Public Ltd.        145,625      605,887
VoiceStream Wireless Corp.*              908      119,402
                                             ------------
                                                2,274,594
Telecommunications Equipment - 8.99%
Alcatel SA (FR)                       14,200      866,404
Ciena Corp.*                           4,175      438,897
Comverse Technology, Inc.*             1,602      179,024
Marconi Plc                           25,025      315,897
Nokia Oyj Sponsored ADR               19,795      846,236
Nortel Networks Corporation            9,000      409,500
TyCom, Ltd.*                           7,775      260,463
                                             ------------
                                                3,316,420
TOTAL COMMON STOCKS
(Cost $36,769,171)                            $36,862,000
                                             ------------

                                        Shares        Value
                                        ------        -----

PREFERRED STOCK - 0.03%
Fresenius Medical
(Cost $11,334)                             250      $10,607
                                               ------------
RIGHTS & WARRANTS - 0.07%
Logica Plc
(Cost $14,168)                             850      $24,419
                                               ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund
(Cost $1,000)                            1,000       $1,000
                                               ------------
TOTAL INVESTMENTS (Global Equity Fund)
(Cost $36,795,673)                              $36,898,026
                                               ------------

-----------------------------------------------------------
International Equity Fund
-----------------------------------------------------------

                                        Shares        Value
                                        ------        -----

COMMON STOCKS - 93.64%
Aerospace & Defense - 0.47%
BAE Systems                             18,372     $104,362
Singapore Technologies Engineering      11,000       70,899
Thomson CSF                              1,073       48,168
                                               ------------
                                                    223,429
Appliances & Household Durables - 2.63%
Daiwa House Industry Co. Ltd.            4,000       25,111
Electrolux AB                            3,300       41,612
JM Bygg & Fastigh                          900       20,536
Matsushita Electric Industrial          13,000      377,675
Philips Electronics                      3,944      154,944
Sanyo Electric Company Ltd.             17,000      129,313
Sekisui House Ltd                        7,000       74,032
Sharp Corporatio                         7,000       89,172
Sony Corporatio                          4,400      351,629
                                               ------------
                                                  1,264,024
Automobiles - 2.40%
Daimlerchrysler AG                       4,850      223,483
Fiat SpA                                 1,107       25,740
Honda Motor Company                      2,000       69,101
Nissan Motors Company                   13,000       89,236
Peugeot SA                                 291       53,587
Toyota Motor Corp.                      15,200      607,359
Volkswagen AG                            1,650       82,429
                                               ------------
                                                  1,150,935
Auto Components - 0.73%
Bridgestone Corporation                  6,000       59,497
Continental AG                             800       12,220
Denso Corporation                        4,000       91,280
GKN Plc                                  8,995      103,105
Michelin                                   960       27,780
Pirelli SpA                             10,365       30,081
Valeo SA                                   616       26,816
                                               ------------
                                                    350,779

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Banking - 11.09%
77 Bank Ltd.                             2,000      $14,810
Abbey National Plc.                      6,246       86,186
Abn Amro Holdings NV                     5,294      122,645
Asahi Bank Ltd.                         13,000       51,230
Banca Intesa SpA                        11,914       49,439
Banca Popolare di Milano                   725        4,553
Banco Bilbao Vizcaya SA                 24,660      328,546
Banco Bradesco SA                    2,767,000       13,045
Banco Comercial Portugues SA             3,884       19,413
Banco di Roma                           12,196       12,854
Banco Espirito Santo                       593        9,008
Banco Santander Central Hispano         22,829      221,236
Bank of East Asia Ltd.                  12,105       27,317
Bank of Tokyo-Mitsubishi Ltd.           21,000      251,927
Bank of Yokohama                         2,000        9,806
Banque Nationale de Paris                1,206      103,979
Barclays Plc                             8,178      233,995
Bayerische Hypo-Und Vereinsbank          2,000      109,894
Commonwealth Bank of Austria AG          1,507       22,426
Credit Suisse Holding                    1,160      217,468
Daiwa Bank Ltd.                         15,000       30,518
DBS Group Holdings Ltd.                 16,815      198,184
Deutsche Bank AG                         2,800      229,244
Dresdner Bank AG                         2,000       83,333
Foereningssparbanken AB                  3,100       44,519
Bank of Fukuoka Ltd.                     2,000        9,824
Halifax Group Plc                       10,224       80,403
Hang Seng Bank Ltd.                      4,100       48,365
HSBC Holdings Plc                       40,895      582,685
Joyo Bank Ltd.                           6,400       21,878
Lloyds TSB Group Plc                    23,107      235,360
Mediobanca SpA                           1,439       16,009
Mizuho Holdings                             30      230,674
National Australia Bank Ltd.             7,122       98,937
Oversea-Chinese Banking Corp. Ltd.      18,400      117,338
Royal Bank of Scotland                  10,751      241,319
Sakura Bank Ltd.                        19,000      138,432
San Paolo IMI SpA                        3,357       54,411
Shizuoka Bank Ltd.                       7,000       63,575
Skandinaviska Enskilda Banken            3,500       41,332
Societe Generale                         1,547       87,825
Sumitomo Bank                           14,000      170,004
Suncorp Metway Ltd.                      1,664        8,453
Svenska Handelsbanken                    3,900       61,277
Tokai Bank Ltd.                         10,000       53,613
UBS AG                                   1,710      236,866
Unicredito Italiano                     11,728       59,714
United Overseas Bank Ltd.               13,336       98,712
Westpac Banking Corp.                    9,720       66,375
                                               ------------
                                                  5,318,956
Beverages & Tobacco - 2.15%
Altadis SA                               3,322       49,756
Asahi Breweries Ltd.                     4,000       39,518

                                      Shares        Value
                                      ------        -----

Beverages & Tobacco - continued
Austria Tabak AG                          93       $4,262
British American Tobacco              20,704      145,095
Carlsberg A                              100        4,333
Carlsberg B                              100        4,185
Coca-Cola Amatil Ltd.                  3,364        6,848
Diageo Plc                            31,661      298,830
Fosters Brewing Group Ltd.             9,289       21,041
Fraser & Neave Ltd.                    4,000       13,893
Heineken Holdings NV                   3,945      214,255
Japan Tobacco Inc.                         4       27,494
Kirin Brewery Company Ltd.            15,000      156,440
OYJ Hartwall                             467        8,084
Pernod Ricard                            681       31,206
Swedish Match AB                       1,800        6,179
                                             ------------
                                                1,031,419
Building Materials & Components - 0.56%
Asahi Glass Company Ltd.              11,000      112,908
Buderus AG                               300        5,685
Cie de Saint Gobain                      600       79,378
Hanson Plc                               158          838
Heidelberger Zement AG                   300       14,256
Holderbank Financiere Glarus AG           20        5,886
Holderbank Financiere Glarus AG           10       10,508
Imerys                                    47        4,652
Italcementi Fabbriche Riunite            201        1,592
Lafarge SA                               450       33,223
                                             ------------
                                                  268,926
Business & Public Services - 1.96%
Adecco SA                                140       96,807
Benesse Corporation Ltd.                 700       38,492
Ste. BIC                                 482       16,709
Capita Group                           5,904       44,974
Dai Nippon Printing Co. Ltd.           6,000       94,029
Hays                                  11,253       61,432
PT Multimedia*                           300        1,527
Rentokil Initial Plc                  12,399       28,605
Securitas AB                           4,000       85,266
Soc. Gen. de Aguas de Barcelona        1,807       22,235
Suez Lyonnaise des Eaux                  973      148,459
United Utilities Plc                   4,613       46,384
Vedior NV                                445        6,627
Vivendi SA                             3,440      247,255
                                             ------------
                                                  938,801
Chemicals - 1.69%
Akzo Nobel NV                            856       38,971
Asahi Chemical Industry Co. Ltd.       9,000       55,758
BASF AG                                4,500      176,424
Bayer AG                               5,200      225,711
BOC Group Plc                          4,065       56,622
Cin Corporacao Industrial Norte          170          570
Givaudan AG*                              58       13,906
Imperial Chemical Industries Plc       8,735       53,484

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Chemicals - continued
L'Air Liquide                              467      $55,204
Mitsubishi Chemical Corp.                9,000       28,456
Orica Ltd.                                 610        1,834
SNIA SpA                                 2,631        5,448
Sumitomo Chemical Co. Ltd.              13,000       64,098
Teijin                                   2,000        9,055
Toray Industries, Inc.                   7,000       27,265
                                               ------------
                                                    812,806
Communications Equipment - 0.79%
Alcatel                                    709       43,259
L M Ericsson Telefon AB                 10,850      144,416
Marconi Plc                              3,548       44,787
Nokia AB                                 3,405      140,111
Sagem SA                                    31        5,682
                                               ------------
                                                    378,255
Computers & Peripherals - 1.33%
Asustek Computer, Inc.                   9,574       51,700
Asustek Computer, Inc. 144A                  8           43
Creative Technology Ltd.                   300        4,868
Fujitsu Ltd.                             8,000      142,529
Legend Holdings                         23,000       19,464
NEC Corporation                         17,000      324,062
Psion                                      489        2,959
Toshiba Corporation                     13,000       92,929
                                               ------------
                                                    638,554
Construction & Engineering - 0.58%
Acs Actividades de Construccion            674       14,751
Bilfinger & Berger Bauaktienge             400        4,324
Bouygues                                 2,178      110,895
Fomento de Construcciones Y Contra       1,026       18,850
Grupo Dragados SA                        1,931       18,763
Impregilo SpA                            1,043          559
Kajima Corporation                      17,000       44,247
Leighton Holdings Ltd.                   1,436        4,980
Obayashi Corp                            2,000        8,285
Penta-Ocean Construction Co. Ltd.        1,800        2,095
Sirti SpA                                  448          642
Skanska/Frueher AB                       1,300       51,520
                                               ------------
                                                    279,911
Containers & Packaging - 0.14%
Amcor Ltd.                               3,419        9,481
Assidoman                                  153        2,605
Corticeira Amorim Socdad Gestora           158        1,082
Oji Paper Co. Ltd.                       9,000       52,376
Reno de Medici SpA                         295          611
                                               ------------
                                                     66,155
Electrical Equipment - 1.10%
ABB AG                                   1,760      156,409
Mitsubishi Electric Corp.               19,000      136,517
Schneider SA                             1,067       69,494
Sumitomo Electric Industries             9,000      166,201
                                               ------------
                                                    528,621

                                      Shares        Value
                                      ------        -----

Electronic Components & Instruments - 0.88%
Alps Electric Co. Ltd.                 1,000      $19,796
Canon, Inc.                            3,000      119,049
Hitachi Ltd.                          11,000      117,949
Kyocera Corporation                      800      104,110
Nidec Corporation                        400       24,525
OCE NV                                   129        1,921
Omron Corp.                            1,000       24,653
Venture Manufacturing, Singapore       1,000        9,679
                                             ------------
                                                  421,682
Energy Sources - 9.00%
BP Amoco Plc                         178,879    1,517,152
Broken Hill Proprietary Co. Ltd.       5,179       50,201
Ente Nazionale Idrocarburi SpA        60,283      326,376
Japan Energy Corp.                     2,000        2,658
Nippon Mitsubishi Oil Corp.           22,000      118,352
Petrol Brasilieros                     3,590      103,995
Repsol SA                              9,908      157,396
Royal Dutch Petroleum Co. NV          17,328    1,027,701
Santos Ltd.                            4,985       15,866
Showa Shell Sekiyu                     2,000       10,063
Total Fina Elf SA                      6,914      989,214
                                             ------------
                                                4,318,974
Financial Services - 4.33%
Acom Co. Ltd.                          1,700      137,570
Amvescap                               4,450       99,434
BPI-SGPS SA*                           4,425       14,382
Chuo Mitsui Trust                      4,000       12,207
Credit Saison Co.                      1,100       23,287
Daiwa Securities Group, Inc.          17,000      188,361
ING Groep NV                           5,822      399,789
Hutchison Whampoa Ltd.                 4,100       50,994
Keppel Corporation Ltd.               11,000       21,921
Lend Lease Corp. Ltd.                  2,908       34,044
Mitsubishi Trust & Banking Corp.      15,000      121,661
Nichiei Company Ltd.                     300        1,320
Nomura Securities Co. Ltd.            21,000      445,539
Nordic Baltic Holding*                 7,104       53,653
OM Gruppen AB                            800       28,582
Orix Corporation                         200       20,987
Promise Company Ltd.                   1,700      127,599
Schroder Plc                           1,680       30,397
Swire Pacific Ltd.                     1,500        9,251
Takefuji Corporation                   1,500      148,467
T.I. Group Plc                         4,683      106,339
                                             ------------
                                                2,075,784
Food & Household Products - 4.48%
Ajinomoto Co., Inc.                    6,000       67,085
Azucarera Ebro Agricolas                 359        4,372
Cadbury Schweppes Plc                 17,928      110,814
Danisco                                  200        7,914
Eridania Beghin-Say SA                   328       25,232
Goodman Fielder Wattie Ltd.            6,827        4,423

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                          Shares        Value
                                          ------        -----

Food & Household Products - continued
Groupe Danone                              1,901     $265,854
Jeronimo Martins Sgps. SA                    565        5,447
Kamps AG                                     300        4,773
KAO Corporation                            6,000      179,810
Kerry Group                                  154        1,921
Nestle SA                                    540    1,118,992
Nissin Food Products                         100        2,626
Orkla SA                                     800       14,441
Parmalat Finanziaria SpA                  14,195       20,478
Raisio Group Plc                           1,459        2,204
Tate & Lyle                                1,970        6,303
Unilever NV                                7,298      366,011
Unilever Plc                              26,664      180,383
                                                 ------------
                                                    2,389,083
Forest Products & Paper - 0.27%
Investimentos Participacoes                  119          616
Paperlinx                                  1,139        1,948
Portucel Industrial SA                       660        3,719
Svenska Cellulosa AB                       2,659       54,551
UPM-Kymmene                                2,423       68,573
                                                 ------------
                                                      129,407
Gold Mines - 0.00%
Normandy Mining Ltd.                       6,667        3,214
                                                 ------------
Health Care - 0.27%
Nycomed Amersham                           4,233       37,895
Smith & Nephew                             2,652       10,890
Terumo Corporation                         1,900       53,806
Fresenius Medical                            200       15,915
Parkway Holdings Ltd.                      7,000       14,348
                                                 ------------
                                                      132,854
IT Consulting & Services - 0.48%
Cap Gemini SA                                518       82,640
Getronics NV                               2,261       25,423
Logica                                     2,225       65,826
Sema Group                                 2,532       31,962
Tietoenator Corporation                      646       12,417
Wm-Data Nordik AB                          3,800       13,234
                                                 ------------
                                                      231,502
Insurance - 6.71%
Aegon NV                                   6,840      271,647
Allianz AG                                 2,050      695,069
AMP Limited*                               5,121       46,161
Assicurazione Generali SpA                 5,742      188,816
Axa                                        2,091      276,810
CGNU Plc                                  13,707      183,369
Corporacion Mapfre Cia International         809       14,245
Legal & General Group Plc                 34,085       84,816
Muenchener Rueckversicherungs              1,450      455,889
Prudential Corporation Plc                11,144      149,890
QBE Insurance Group Ltd.                   2,110        9,734
Riunione Adriatica de Sicurta              2,703       35,485

                                           Shares        Value
                                           ------        -----

Insurance - continued
Sai Sta Assicuratrice Industrial              368       $6,105
Sampo Insurance Company Ltd.                  953       38,818
Skandia Forsakring AB                      10,500      178,112
Swiss Ruckversicherungs                       105      207,068
Tokio Marine & Fire Insurance Co.          11,000      121,578
Zurich Financial Services Group*              526      254,371
                                                  ------------
                                                     3,217,983
Leisure & Tourism - 0.87%
Accor SA                                    1,621       65,615
Autogrill Spa                                 962       10,621
Bass Plc                                    7,239       70,846
Compass Group Plc                          14,672      126,453
Hilton Group Plc                           13,719       38,119
Hongkong & Shanghai Hotels Ltd.               500          298
Hotel Properties Ltd.                      13,000       11,103
Oriental Land Company Plc                     400       24,195
Sodexho Alliance SA                           204       31,940
Sol Melia SA                                1,076        9,843
Tabcorp Holdings Ltd.                       1,711        9,302
Telepizza SA*                               2,488        9,522
United Overseas Land Ltd.                   9,000        7,943
                                                  ------------
                                                       415,800
Leisure Equipment & Products - 0.69%
Fuji Photo Film Company Ltd.                4,000      148,467
Nintendo Company Ltd.                       1,100      181,964
                                                  ------------
                                                       330,431
Machinery & Engineering - 1.60%
Atlas Copco AB Ser A                        1,300       27,581
Atlas Copco AB Ser B                          800       16,533
Coflexip                                      150       17,375
Fag Kugelfischer Georg Schaefer               950        6,965
Fanuc Ltd.                                  2,100      188,608
Invensys Plc                               27,067       64,604
Kawasaki Heavy Industries                   2,000        2,071
Komatsu Ltd.                                7,000       31,050
Kubota Corp                                 2,000        6,727
Linde AG                                      950       41,276
Man AG                                        800       21,093
Metso                                       1,401       10,700
Mitsubishi Heavy Industries Ltd.           28,000      108,803
Mitsui Engineering & Shipbuilding Co.       1,800        1,831
Sandvik AB,Ser A*                           2,800       61,788
SKF AB                                      1,000       14,861
SMC Corporation                               600       84,901
Stork NV                                      293        3,282
Sulzer AG*                                     10        6,459
Volvo AB, Series A                            500        7,506
Volvo AB, Series B                          1,800       27,741
Wartsila                                      606        9,771
Zardoya Otis SA                               539        4,094
                                                  ------------
                                                       765,620

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Media - 2.91%
British Sky Broadcasting Group*      18,501     $151,602
Canal Plus SA                         1,553      224,698
Carlton Communications                4,412       35,529
Elsevier NV                           3,595       45,913
EM TV Merchandising                     300        9,038
EMI Group Plc                         4,796       35,907
Lagardere Groupe SCA                    996       56,544
Mediaset SpA                          5,508       79,693
News Corp Ltd.                        9,864      103,180
Pearson Plc                           3,342       89,659
Reed International Plc                6,185       57,165
Reuters Group*                        8,677      168,956
Singapore Press Holdings              4,000       57,166
Thomson Corp                          1,000       40,262
Tokyo Broadcasting System, Inc.       2,000       78,266
Toppan Printing Co. Ltd.              6,000       53,008
Wolters Kluwer NV                     1,776       39,969
WPP Group                             5,182       69,549
                                            ------------
                                               1,396,104
Merchandising 3.20%
Ahold NV                              3,701      107,505
Boots Company Plc                     4,949       39,494
Carrefour                             3,493      234,465
Casino Guichard Perrachon               549       47,939
Coles Myer Ltd.                       5,958       21,587
Cycle & Carriage Ltd.                 4,000        7,288
Daiei Inc.                            2,000        3,409
Dixons Group                         11,032       32,814
Douglas Holding AG                      600       17,872
Esprit Holdings                         998          857
Great Universal Stores Plc            7,108       49,092
Hennes & Mauritz AB                   8,000      149,715
Ito-Yokado Company Ltd.               2,000       90,363
Jusco Company Ltd.                    4,000       75,150
Karstadt Quelle AG                      500       16,319
Kesko Corporation                     1,571       13,132
Kingfisher Plc                        8,493       50,770
Marks & Spencer Plc                  18,271       50,890
Marui Company Ltd.                    2,000       29,510
Metro AG                              2,150       86,663
Pinault-Printemps Redoute               796      142,055
Rinascente Per L'Esercizio            1,004        5,129
J. Sainsbury Plc                     11,579       65,060
Sonae SGPS SA*                        1,660        2,014
Tesco Plc                            42,448      161,827
Valora Holding AG                        40        8,133
Woolworths Ltd.                       6,114       24,358
                                            ------------
                                               1,533,410
Metals - Non-Ferrous - 0.42%
Outakumpa                             1,131        7,870
Pechiney SA                             776       28,975
Rio Tinto Plc                         7,244      117,194

                                       Shares        Value
                                       ------        -----

Metals - Non-Ferrous - continued
Rio Tinto Ltd.                            599       $8,222
SGL Carbon*                               100        6,153
Siderar Nacional CIA                  452,000       12,547
WMC Ltd.                                5,758       22,012
                                              ------------
                                                   202,973
Metals - Steel - 0.42%
Acerinox SA                               483       13,440
Kawasaki Steel Corporation              9,000        8,826
Nippon Steel Corporation               51,000       82,729
Onesteel*                               1,295          617
Pohang Iron & Steel                       130        7,554
SSAB Swedish Steel                        800        6,485
Sumitomo Metal Industries Ltd.          9,000        4,949
Thyssen Krupp AG                        4,000       57,026
Usinor                                  2,039       22,234
                                              ------------
                                                   203,860
Multi-Industry - 2.20%
Bradespar SA*                       2,767,000        1,507
Brambles Industries Ltd.                1,149       29,791
Hopewell Holdings                       1,000          362
Johnson Electric Holdings Ltd.          5,000       10,065
Lattice Group                          23,981       51,149
Li & Fung                              56,000      104,116
Pacific Dunlop Ltd.                     5,638        4,501
Preussag AG                             1,350       43,980
Sembcorp Industries Ltd.               26,000       25,019
Siemens AG                              5,910      752,535
Sonae SGPS SA*                          4,980        5,832
Southcorp Ltd.                          3,321        8,580
Trelleborg AB                           1,500        8,406
Wesfarmers Ltd.                           978        7,467
                                              ------------
                                                 1,053,310
Personal Products - 0.99%
Beiersdorf AG                           1,450      139,043
L'Oreal                                 4,089      312,293
Shiseido Co. Ltd.                       2,000       25,844
                                              ------------
                                                   477,180
Pharmaceuticals - 8.79%
Astrazeneca Plc                         9,620      450,568
Aventis SA                              4,758      343,199
CSL Ltd.                                  558        9,926
Faulding & Co. Ltd.                       660        3,490
Glaxo Wellcome Plc                     19,740      568,252
Merck KGAA                                500       19,009
Novartis AG                               510      773,682
Roche Holding Chf100 Ords                  12      129,673
Roche Holding Chf Genusschein NPV          53      484,123
Sankyo Co. Ltd.                         4,000       88,164
Sanofi Synthelabo SA                    4,825      253,859
Schering AG                               600       33,605
Smithkline Beecham Plc                 30,581      394,906
Taisho Pharmaceutical Co. Ltd.          4,000      115,108

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Pharmaceuticals - continued
Takeda Chemical Industries Ltd.       7,000     $461,256
Yamanouchi Pharmaceutical Co.         2,000       90,547
                                            ------------
                                               4,219,367
Real Estate - 1.81%
British Land Company Plc              8,840       52,845
Burford Holdings                      5,910        8,575
Canary Wharf Group*                   1,977       15,433
Castellum AB                          2,590       27,605
Chelsfield                            2,311       12,239
Corporacion Financiera Alba SA          966       24,592
Cie Fonciere Klepierre                  260       20,960
City Developments Ltd.                9,000       41,508
DBS Land Ltd.                        17,000       25,844
Drott AB                              2,530       29,750
First Capital Corporation Ltd.        4,000        3,234
Gecina                                  120       10,285
Grantchester Holdings Plc             9,850       26,154
Great Portland Estates Plc            3,642       13,713
Hammerson Plc                         2,910       17,396
Hang Lung Development Co. Ltd.        1,000          898
Henderson Land Development            4,000       17,233
Hysan Development Co. Ltd.            1,000        1,269
Inmobilia Colonial                    1,141       13,575
Interbail (Societe Financiere)          380        9,339
IVG Holding AG                        1,363       15,094
Land Securities Plc                   6,488       66,838
Metrovacesa SA                        1,628       22,021
Mitsubishi Estate Company Ltd.        7,000       74,417
Mitsui Fudosan Company Ltd.           4,000       48,463
New World Development Co. Ltd.       13,097       15,534
Prima Inmobiloaroa SA                 1,140       10,777
Rodamco Continental                     330       11,846
SILIC                                    50        6,695
SIMCO*                                  320       19,823
Sino Land Company Ltd.                9,195        4,097
Slough Estates                        4,470       23,932
Ste Fonciere Lyonnaise SA               120       11,711
Sun Hung Kai Properties Ltd.          6,000       49,237
Uni Invest SA                         1,169       11,210
Unibail SA                              295       39,303
United Industrial Corp. Ltd.         22,000       10,146
Vallehermoso SA                       6,399       36,219
WCM Beteil & Grundbe                    400        7,824
Wharf Holdings Ltd.                   5,000       10,194
Wihlborgs Fastighets                  1,300        1,860
                                            ------------
                                                 869,688
Semiconductors - 1.32%
Advantest Corporation                   500       65,206
ARM Holdings*                         5,450       53,772
ASM Lithography*                      5,286      144,484
Murata Manufacturing Co. Ltd.         1,900      227,411
Nikon Corporation                     1,000       14,535

                                       Shares        Value
                                       ------        -----

Semiconductors - continued
ST Microelectronics                     1,101      $55,545
Tokyo Electron Ltd.                       900       70,439
                                              ------------
                                                   631,392
Software - 1.13%
Dassault Systemes                         156       11,894
Misys Plc                               4,061       42,307
Sage Group                              7,462       54,460
SAP AG                                  1,550      253,727
Softbank Corporation                    3,000      180,085
                                              ------------
                                                   542,473
Telecommunications - 5.04%
British Telecommunications Plc         36,480      427,679
Deutsche Telekom AG                     5,988      224,853
France Telecom SA                       1,671      174,699
Koninklijke KPN NV                          9          182
Netcom AB*                                300       14,081
Nippon Telegraph & Telephone               31      282,115
Olivetti & Co. SpA                      5,508       16,686
Pacific Century*                       18,815       14,475
Portugal Telecom SA                     1,598       14,239
Singapore Telecommunications Ltd.      23,900       39,600
Sonera Corporation                      1,760       38,772
Swisscom AG                               200       50,790
Telecom Italia Mobile SpA Eur             659        3,585
Telecom Italia Mobile SpA Eur           5,936       68,759
Telefonica SA USD*                        475       27,520
Telefonica SA Euro*                     8,755      166,941
Telstra Corporation Ltd.               14,170       46,244
TIM Spa                                16,659      141,651
Vodafone Group                        159,377      663,103
                                              ------------
                                                 2,415,974
Textiles & Apparel - 0.64%
Adidas Salomon AG                         300       13,773
Benetton Group SpA                      7,898       14,343
Moet Hennessy Louis Vuitton             2,900      211,641
The Swatch Group AG                        50       66,199
Toyobo Company Ltd.                     1,800        3,002
                                              ------------
                                                   308,958
Transportation - Airlines - 0.55%
British Airways Plc                     9,634       43,054
Cathay Pacific Airways Ltd.            10,000       18,143
Deutsche Lufthansa AG                     800       15,614
Japan Airlines Company Ltd.             4,000       16,020
Singapore Airlines Ltd.                17,000      170,358
                                              ------------
                                                   263,189
Transportation - Air Freight & Couriers - 0.14%
Mayne Nickless Ltd.                     1,965        5,215
TNT Post Groep NV                       2,976       63,035
                                              ------------
                                                    68,250

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

Transportation - Marine - 0.11%
Nedlloyd NV                               158       $2,936
Neptune Orient Lines Ltd.*              9,000        7,635
Nippon Yusen KK                         2,000        9,385
P & O (Princess Cruises)*               3,826       15,030
P & O (Princess Cruises) GBP*           3,826       15,766
                                              ------------
                                                    50,752
Transportation - Road & Rail - 0.75%
Central Japan Railway Company               9       54,850
East Japan Railway Company                 18      103,432
Kinki Nippon Railway Company Ltd.      21,000       91,032
Nippon Express Company Ltd.            11,000       66,031
Railtrack Group Plc                     2,932       45,350
                                              ------------
                                                   360,695
Transportation Infrastructure - 0.20%
Autopistas Concesionaria Espanol        2,910       22,126
BAA Plc                                 7,043       58,555
Brisa Auto-Estradas de Portugal         2,155       16,660
                                              ------------
                                                    97,341
Utilities - Electrical & Gas - 5.15%
Australian Gas Light Company            2,595       15,638
BG Group Plc                           23,981       96,035
Centrica Plc                           22,808       78,431
CLP Holdings Ltd.                       6,000       28,004
E.On AG                                 8,120      412,611
Electricidade de Portugal              23,405       63,557
Eletrobras                          1,880,000       33,385
Endesa SA                              12,237      199,379
Enel SpA                               44,988      166,833
Gas Natural Sdg SA                      5,676       97,296
Hongkong & China Gas Company Ltd.      22,700       28,670
Iberdrola SA                           11,410      139,525
International Power                     4,829       19,478
Italgas Sta Italiana Per Il Gas         4,043       16,708
Kansai Electric Power Co., Inc.        11,400      186,700
National Grid Group Plc                 9,027       78,259
Osaka Gas Company Ltd.                 21,000       51,771
RWE AG                                  4,550      182,438
Scottish Power                         11,249       84,465
Tohoku Electric Power Co., Inc.         5,600       75,443
Tokyo Electric Power Co., Inc.         13,700      332,722
Tokyo Gas Company                       6,000       15,672
Union Electrica Fenosa                  3,790       70,081
                                              ------------
                                                 2,473,101
Wholesale & International Trade - 0.16%
Buhrmann NV                               558       15,247
Hagemeyer NV                              509       12,029
Mitsubishi Corporation                  2,000       16,496
Mitsui & Company                        2,000       13,289
Sumitomo Corporation                    2,000       17,596
                                              ------------
                                                    74,657
TOTAL COMMON STOCKS
(Cost $46,310,085)                             $44,926,579
                                              ------------

                                            Shares        Value
                                            ------        -----

PREFERRED STOCKS - 1.36%
Automobiles - 0.13%
Fiat SpA                                     3,453      $51,513
Volkswagen AG                                  300        8,605
                                                   ------------
                                                         60,118
Banks - 0.13%
Banco Bradesco SA                        2,767,000       17,104
Banco Itau SA                              609,000       47,374
                                                   ------------
                                                         64,478
Construction Materials - 0.00%
Dyckerhoff AG                                  100        1,601
                                                   ------------
Electric Utilities - 0.05%
Cemig (Cia Energetica de Minas)          1,307,000       19,841
RWE AG                                         100        3,140
                                                   ------------
                                                         22,981
Food & Drug Retailing - 0.05%
Pao de Acucar Cia*                         609,000       21,696
                                                   ------------
Media - 0.16%
News Corporation                             8,738       78,358
                                                   ------------
Multi-industry - 0.00%
Bradespar SA*                            2,767,000        1,623
                                                   ------------
Oil & Gas - 0.13%
Petrol Brasilieros                           2,420       64,157
                                                   ------------
Other - 0.06%
Ambev Cia de Bebid                         130,000       29,011
                                                   ------------
Paper & Forest Products - 0.02%
Aracruz Celulos SA                           5,000        7,386
                                                   ------------
Software - 0.40%
SAP AG                                         950      191,474
                                                   ------------
Telecommunications - 0.23%
Braxil Telecomunicoes Participacoes SA   1,481,000       16,036
Embratel Participacoes SA                1,465,000       23,506
Tele Norte Leste Participacoes SA        1,607,083       35,088
Telesp Celular Participacoes SA          1,271,000       15,034
TIM Spa                                      3,970       21,056
                                                   ------------
                                                        110,720
TOTAL PREFERRED STOCKS
(Cost $658,460)                                        $653,603
                                                   ------------
RIGHTS & WARRANTS - 0.00%
BPI SGPS                                     4,425           $0
Simco                                           80          401
                                                   ------------
TOTAL RIGHTS AND WARRANTS
(Cost $0)                                                  $401
                                                   ------------
COMMON STOCK UNIT - 0.06%
Real Estate - 0.06%
AMP Diversified Property Trust*              2,061       $2,521
General Property Trust Units                 7,688       10,042
Stockland Trust Group                        1,725        3,353

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            ------        -----

Real Estate - continued
Westfield Trust AUD                                            245         $404
Westfield Trust*                                             7,147       11,518
                                                                   ------------
TOTAL COMMON STOCK UNIT
(Cost $35,150)                                                          $27,838
                                                                   ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                                       1,000       $1,000
                                                                   ------------

                                                         Principal        Value
                                                         ---------        -----
REPURCHASE AGREEMENT - 4.94%
Repurchase Agreement with State Street Bank & Trust
Company, dated 10/31/00 at 6.42%, to be repurchased at
$2,371,417 on 11/01/00, collateralized by $1,875,000
U.S.Treasury Bonds, 8.50% due 02/15/20 (valued at
$2,434,464 including interest)                          $2,371,000   $2,371,000
                                                                   ------------
TOTAL INVESTMENTS (International Equity Fund) (Cost $50,146,393)    $47,980,421
                                                                   ------------

-------------------------------------------------------------------------------
International Small Cap Fund
-------------------------------------------------------------------------------

                                                            Shares        Value
                                                            ------        -----

COMMON STOCKS - 98.11%
Aerospace - 0.83%
Cobham PLC                                                   7,525     $121,413
Heroux Devtek*                                               8,775       40,213
Societe Industrielle D'Aviations                               650       59,517
                                                                   ------------
                                                                        221,142
Agriculture - 0.97%
Nutreco Holding NV                                           6,000      258,653
                                                                   ------------
Airlines - 1.10%
China Eastern Airlines Corp.*                              344,000       49,842
Copenhagen Airport*                                          1,850      141,342
Flughafen Wien AG                                            2,825      103,060
                                                                   ------------
                                                                        294,244
Apparel - 1.01%
Carli Gry International AS                                   5,100       76,766
Giordano International*                                    202,000      118,496
Marzotto SPA                                                 7,750       75,237
                                                                   ------------
                                                                        270,499
Automobiles & Related - 0.64%
Torotrak PLC*                                               13,575       86,665
Westport Innovations, Inc.*                                  7,600       84,583
                                                                   ------------
                                                                        171,248
Basic Industry - 0.42%
Tsubaki Nakashima Co Ltd.                                    9,000      112,753
                                                                   ------------
Biotechnology - 4.16%
Cambridge Antibody Tech. Group*                              5,750      358,747

                                    Shares        Value
                                    ------        -----

Biotechnology - continued
Evotec Biosystems AG*                2,827      $99,308
Genmab A/S*                          6,150      161,999
GPC Biotech AG* 144A                 2,950      132,679
Lion Bioscience AG*                  1,650      127,417
Oxford GlycoSciences Plc*            3,400      124,317
Pharmagene PLC*                     17,225       65,731
PyroSequencing AB*                   3,700       45,915
                                           ------------
                                              1,116,113
Building Materials - 0.39%
Sarna Kunststoff                       100      105,696
                                           ------------
Business Services - 8.80%
AIT Group PLC                        8,850      218,295
Amey PLC                             3,625       87,048
Articon-Integralis AG*               2,694      179,461
BTG PLC*                             6,575      162,180
Cosco Pacific Ltd.                  92,000       69,169
Datalex PLC ADR*                    14,000      161,875
Eyretel PLC*                       116,925      324,884
Heyde AG*                            4,425      105,142
HiQ International AB                 3,150       25,535
Net2S*                               1,675       40,936
NetStore plc*                       26,650       53,748
Observer AB                          3,320       43,526
Poolia AB*                             875       36,778
Proffice AB                          3,500      115,589
Scipher plc*                         7,575       69,243
Siticom Group*                       2,175       65,061
The Innovation Group PLC*            8,150      122,982
Trafficmaster PLC*                  12,025      101,196
Valtech*                             4,525       57,983
Vedior N.V. BDR 144A                21,300      317,220
                                           ------------
                                              2,357,851
Computer Equipment - 2.02%
I-data International A/S*            1,900      203,660
IPC Archtec AG*                        625       39,036
Kontron Embedded Computers AG*         400       43,177
Logitech International*                775      237,122
Torex plc                            2,175       17,775
                                           ------------
                                                540,770
Computer Networking - 0.91%
NorCom InfoTech AG*                  1,375       42,589
Orchestream Ltd.*                   25,300      201,900
                                           ------------
                                                244,489
Computer Software & Services - 7.08%
Actinic PLC* 144A                   35,725       82,936
CAA AG*                              2,175       75,859
COR AG Insurance Tech.*              9,100      193,057
InfoVista SA*                        2,225       81,769
Meitec Corporation                   3,900      163,699
Micronic Laser Systems AB*           1,300       38,770
Ncipher PLC*                        23,400      134,111

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                         Shares        Value
                                         ------        -----

Computer Software & Services - continued
PinkRoccade NV                            1,700      $94,492
Pivotal Corporation*                      5,900      360,638
Teleplan Int'l N.V*                       2,775       98,904
Telework Group*                          75,325      271,046
Thiel Logistik AG* 144A                     975      150,584
Think Tools AG*                             400      153,538
                                                ------------
                                                   1,899,402
Construction - 3.84%
Abengoa SA                                2,825       80,909
Alliance et Gestion Commerciale*            200       18,584
AMEC PLC                                 26,150      110,598
George Wimpey PLC                        65,825      143,263
Grupo Dragados, S.A.                     33,975      330,117
Hunet, Inc.                              15,000      126,472
JGC Corp.                                14,000       87,376
JM Byggnads och Fastighets                5,325      121,504
Taylor Woodrow PLC                        4,000       10,453
                                                ------------
                                                   1,029,276
Consumer Products & Services - 1.29%
Zapf Creation AG                          3,195      135,428
Arriva PLC                               50,650      170,498
Diagonal PLC                             10,725       41,238
                                                ------------
                                                     347,164
Distribution - 1.68%
A/S Det Ostasiatiske Kompagni*            9,325      195,655
Internatio-Muller NV                     13,125      256,171
                                                ------------
                                                     451,827
Diversified - 1.43%
CAE, Inc.                                16,450      208,923
Ideal Group SA*                           8,580       51,888
Royal Canin SA                              575       51,966
Shanghai Industrial Hldgs                37,000       70,214
                                                ------------
                                                     382,992
Electronics - 3.39%
Densei-Lambda K.K.                        4,600       96,119
Egide S.A.*                                 100       54,310
Imagination Technologies Group*          18,375       88,515
Leica Geosystems AG* 144A                   475      134,763
Nanjing Panda Electronics Co., Ltd*      98,000       19,728
Schaffner Holding AG                        475      141,369
Volex                                    11,950      375,386
                                                ------------
                                                     910,191
Environmental Services - 4.73%
Boralex, Inc.*                            5,900       21,823
Energiekontor AG*                         2,400      215,884
Eurofins Scientific*                      3,550      115,982
Global Thermoelectric, Inc.*              7,700      161,309
IFX Power PLC                             8,625      118,887

                                             Shares        Value
                                             ------        -----

Environmental Services - continued
NEG Micon A/S*                                9,300     $482,525
Pennon Group PLC                              6,950       68,169
Stuart Energy Systems*                        5,500       83,175
                                                    ------------
                                                       1,267,754
Financial Services - 5.99%
Bank Sarasin & Cie                               75      241,989
Credito Emiliano SpA                         80,000      307,533
First Capital Corp.                          18,000       14,553
Industrial Alliance Life Insurance Co.*       3,200       70,704
Intermediate Capital Group PLC                8,700      104,104
Kempen & Co NV                                3,975      244,556
Societe Eurafrance SA                           175      105,216
Tecis Holding AG                                900       65,071
Van der Moolen Holding N.V.                   5,600      452,643
                                                    ------------
                                                       1,606,369
Food & Beverages - 1.79%
CSM NV                                        9,025      206,017
Katokichi Co., Ltd.                           5,600      161,664
Koninklijke Wessanen NV                       5,900       68,843
Oyj Hartwall Abp                              2,525       43,711
                                                    ------------
                                                         480,235
Healthcare Services - 2.38%
Capio AB*                                    14,000       88,268
MediSolution Ltd.*                           21,550       31,179
Oridion Systems Ltd*                          6,300      276,168
Rhoen-Klinikum AG                               550       29,987
SSL International PLC*                       18,300      211,755
                                                    ------------
                                                         637,357
Insurance - 0.80%
Bayerische Vita Spa                           6,350       72,746
Codan A/S                                       675       48,107
Corporacion Mapfre                            5,325       93,765
                                                    ------------
                                                         214,618
Leisure & Entertainment - 2.11%
Bang & Olufsen Holding                        2,575      125,674
Ferretti S.p.A.*                             46,000      171,366
NH Hotels, SA                                 8,800       99,320
Rodriguez Groupe 144A                           600      150,202
Wembley PLC                                   2,075       18,365
                                                    ------------
                                                         564,928
Machinery - 3.90%
Eneserve Corp.                                4,000      157,632
Hoeft & Wessel AG*                            5,750      107,348
Neopost SA*                                   1,775       34,057
Palfinger AG                                  3,275       97,410
Pinguely-Haulotte SA                          8,775      189,885
Swisslog Holding AG                             500      275,367
Technotrans AG                                1,425      185,016
                                                    ------------
                                                       1,046,714

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Manufacturing - 5.32%
Aalberts Industries                        900      $21,003
Babcock Borsig AG*                       3,175      119,897
Buderus AG                               1,300       24,354
Chloride Group PLC                      98,455      292,849
Doncaster PLC*                           9,475      170,550
Elexis AG                                2,000       15,190
FAG Kugelfischer AG                      4,900       36,266
Miyachi Technos Corp.                    2,760      163,149
Pilkington PLC                          35,900       51,237
SIG Schweizerische Industrie               225      132,677
ToshibaTungaloy Co., LTD.               15,000       74,096
Turbo Genset, Inc.*                      9,975      324,200
                                               ------------
                                                  1,425,468
Medical Supplies & Equipment - 5.31%
AorTech International PLC*               4,975       68,539
Card-Guard Scientific Survival*          5,900      355,293
CyBio AG*                                  825       99,063
Disetronic Holding AG                      400      347,352
Jomed NV*                                3,925      240,181
Moritex Corp.                              500       24,286
Nobel Biocare                           11,700      263,453
Tecan AG                                    25       26,557
                                               ------------
                                                  1,424,726
Metals & Mining - 0.11%
Yanzhou Coal Mining Co.                108,000       29,487
                                               ------------
Oil & Gas - 0.40%
ERG Spa                                 34,200      107,672
                                               ------------
Oil Services - 4.97%
Bouygues Offshore SA                     4,325      212,871
Technip                                  1,750      223,946
Comp. Generale de Geophysique SA         2,150      132,276
Expro International Group plc           13,900      101,849
Frontline Ltd.* 144A                    12,550      206,935
IHC Caland                                 925       40,818
Precision Drilling Corp.*                2,825       80,766
Smedvig ASA*                            25,525      209,063
Stolt Comex Seaway*                     10,300      122,956
                                               ------------
                                                  1,331,480
Paper & Forest Products - 0.42%
Holmen AB                                1,900       49,432
Metsa Serla                              9,000       57,912
Rottneros AB                             4,925        4,281
Soporcel-Soc. Portuguesa de Papel*         125        1,812
                                               ------------
                                                    113,438
Pharmaceuticals - 2.65%
Actelion Ltd.* 144A                        325      143,733
Alliance Unichem PLC                     5,275       44,698
Boiron SA                                  200       12,424
Cerep SA*                                1,525      124,882

                                             Shares        Value
                                             ------        -----

Pharmaceuticals - continued
Lavipharm SA                                  9,760      $47,317
Maxim Pharmaceuticals, Inc*                   2,700      118,892
Phytopharm PLC*                               4,800       46,697
Powderject Pharmaceuticals PLC*              14,675      134,570
Recordati S.p.A.                              2,875       37,572
                                                    ------------
                                                         710,784
Photography & Imaging - 0.60%
Gretag Imaging Group                            900      161,716
                                                    ------------
Property - 1.74%
Berkeley Group                                5,750       53,770
Castellum AB                                  9,900      105,516
Chelsfield PLC                                7,250       38,396
Keppel Land Ltd                              69,000      102,932
Minerva PLC                                   8,750       36,500
Shaftesbury PLC                              17,375       62,017
Wihlborgs Fastigheter AB                     46,425       66,439
                                                    ------------
                                                         465,570
Publishing & Broadcasting - 2.63%
Bloomsbury Publishing PLC                     3,200       43,761
Elanders AB                                   3,050       45,480
HIT Entertainment 144A                       48,825      329,418
Incepta Group PLC                           104,100      212,217
Primacom AG*                                  3,750       73,192
                                                    ------------
                                                         704,067
Retail Trade - 2.97%
Charles Voegele Holding AG                      850      159,824
Electronics Boutique PLC                     39,075       35,151
Gruppo Coin Spa*                             12,825      175,221
Iceland Group PLC                            80,175      380,980
Ted Baker PLC                                 7,900       43,901
                                                    ------------
                                                         795,078
Semiconductors & Equipment - 2.49%
ARC International PLC*                       39,350      190,126
Ferrotec Corp.                                3,000       57,737
Parthus Technologies PLC*                    35,825      122,673
Robotic Technology Systems PLC*               4,400       34,347
Shindengen Electric Manufacturing Co.        14,000       81,474
Silicon-On-Insulator Technologies             7,975      180,695
                                                    ------------
                                                         667,052
Telecommunication Services - 1.66%
Intec Telecom Systems PLC*                   33,075      334,491
Telemetrix PLC                               16,250      109,637
                                                    ------------
                                                         444,129
Telecommunications Equipment - 3.01%
EMTS Technologie AG*                          1,000       73,988
Exfo Electro-Optical Engineering, Inc.*       2,575       98,172
Huber & Suhner AG                               300      262,850
ITG Group PLC* 144A                          12,294       93,373
Linos AG*                                       725       45,527
Nitsuko Corporation                          16,000       70,824

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Telecommunications Equipment - continued
Tandberg ASA*                         3,200      $84,837
Tandberg Television ASA*              7,600       76,991
                                            ------------
                                                 806,562
Transportation - 1.16%
Autopistas del Mare Nostrum           8,475      128,735
D. Logistics AG*                      2,600      183,128
                                            ------------
                                                 311,863
Utilities - 1.01%
Grupo Auxiliar Metalurgico*144A       6,850      126,315
Keppel Fels Energy*                  19,000       11,900
Sechilienne SA                          600       50,916
Viridian Group PLC*                   7,475       81,344
                                            ------------
                                                 270,474
                                            ------------
TOTAL COMMON STOCKS
(Cost $26,204,625)                           $26,301,854
                                            ------------
COMMON STOCK UNIT - 0.28%
Household Durables - 0.28%
Waterford Wedgewood PLC*
(Cost $74,163)                       61,100      $74,663
                                            ------------
WARRANTS - 0.01%
Biotechnology - 0.01%
Xenova Group*, Special Warrants
(Cost $0)                             6,640        3,372
                                            ------------
PREFERRED STOCKS - 0.48%
Apparel - 0.48%
Hugo Boss AG* (Cost $81,814)            500      127,460
                                            ------------
                                  Principal        Value
                                  ---------        -----
SHORT TERM INVESTMENTS - 1.12%
SSGA Money Market Fund
(Cost $301,274)                    $301,274     $301,274
                                            ------------
TOTAL INVESTMENTS
(International Small Cap Fund)
(Cost $26,661,876)                           $26,808,623
                                            ------------

--------------------------------------------------------
Balanced Fund
--------------------------------------------------------

                                     Shares        Value
                                     ------        -----
COMMON STOCKS - 65.78%
Automobiles - 0.85%
General Motors Corp.                  9,100     $565,338
                                            ------------
Banks - 5.26%
Bank of New York, Inc.               17,600    1,013,100
Chase Manhattan Corp.                13,400      609,700
Morgan, J.P. & Co., Inc.              5,900      976,450
Wells Fargo & Company                19,700      912,356
                                            ------------
                                               3,511,606
Biotechnology - 1.28%
Genentech, Inc.*                     10,400      858,000
                                            ------------

                                          Shares        Value
                                          ------        -----

Communications Equipment - 3.57%
Cisco Systems, Inc.*                      16,400     $883,550
Corning, Inc.                             11,200      856,800
Crown Castle International Corp.*         21,200      642,625
                                                 ------------
                                                    2,382,975
Computers & Peripherals - 3.76%
Compaq Computer Corp.                     25,600      778,496
EMC Corp.*                                10,700      952,969
Intuit*                                   12,700      780,256
                                                 ------------
                                                    2,511,721
Diversified Financial - 4.34%
Citigroup, Inc.                           17,933      943,724
Morgan Stanley Dean Witter                11,900      955,719
Stilwell Financial, Inc.                  22,300      999,319
                                                 ------------
                                                    2,898,762
Electronic Equipment & Supplies - 1.88%
Palm, Inc.*                               14,700      787,369
SDL, Inc.*                                 1,800      466,650
                                                 ------------
                                                    1,254,019
Energy Equipment & Services - 1.05%
Schlumberger, Ltd.                         9,200      700,350
                                                 ------------
Health Care Equipment & Supplies - 0.84%
Guidant Corp.*                            10,600      561,138
                                                 ------------
Hotels, Restaurants & Leisure - 1.45%
Harrah's Entertainment, Inc.*             33,800      967,525
                                                 ------------
Industrial Conglomerates - 2.87%
General Electric Co.                      15,000      822,187
Minnesota Mining & Manufacturing Co.       8,200      792,325
Monsanto Co.*                             12,000      306,000
                                                 ------------
                                                    1,920,512
Insurance - 1.41%
Allmerica Financial Corp.                 15,000      945,937
                                                 ------------
Internet Software & Services - 1.56%
America Online, Inc.*                     20,700    1,043,901
                                                 ------------
Media - 2.52%
AT & T Corp. - Liberty Media*             33,000      594,000
General Motors Hughes                     33,700    1,091,880
                                                 ------------
                                                    1,685,880
Multiline Retail - 2.16%
Target Corp.                              27,000      745,875
Wal-Mart Stores, Inc.                     15,300      694,238
                                                 ------------
                                                    1,440,113
Non-ferrous Metals - 0.74%
Alcoa, Inc.                               17,200      493,425
                                                 ------------
Oil & Gas - 5.97%
Apache Corp.                              11,800      652,687
Canadian Natural Resources Ltd.*          14,000      411,249
Coastal Corp.                             11,100      837,356
Duke Energy Co.                            4,600      397,612

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                             Shares        Value
                                             ------        -----

 Oil & Gas - continued
 ExxonMobil Corp.                            10,296     $918,274
 Unocal Corp.                                22,900      781,462
                                                    ------------
                                                       3,998,640
 Personal Products - 1.34%
 Gillette Company                            25,600      892,800
                                                    ------------
 Pharmaceuticals - 6.85%
 American Home Products                      15,800    1,003,300
 Merck & Co., Inc.                            9,600      863,400
 Pfizer, Inc.                                22,800      984,675
 Pharmacia Corp.                             16,800      924,000
 Teva Pharmaceutical Industries              13,500      798,188
                                                    ------------
                                                       4,573,563
 Road & Rail - 0.37%
 Norfolk Southern Corp.                      17,600      248,600
                                                    ------------
 Semiconductor Equipment & Products - 2.30%
 Intel Corp.                                 15,300      688,500
 Maxim Integrated Products, Inc.*            12,800      848,800
                                                    ------------
                                                       1,537,300
 Software - 2.54%
 Amdocs Ltd.*                                12,100      784,231
 Sun Microsystems, Inc.*                      8,200      909,175
                                                    ------------
                                                       1,693,406
 Specialty Retail - 1.68%
 Radio Shack Corp.                           18,800    1,120,950
                                                    ------------
 Telecommunications - 9.19%
 Echostar Communications Corp.*              14,400      651,600
 Nextel Communications, Inc.*                20,200      776,438
 Omnicom Group                                9,900      913,275
 Qwest Communications Int'l., Inc.*          18,718      910,163
 Redback Networks, Inc.*                      6,000      638,625
 SBC Communications., Inc.                   19,400    1,119,138
 Verizon Communications                      19,500    1,127,344
                                                    ------------
                                                       6,136,583
                                                    ------------
 TOTAL COMMON STOCKS (Cost $40,439,260)              $43,943,045
                                                    ------------
                                          Principal        Value
                                          ---------        -----

 CORPORATE BONDS - 17.74%
 Beverages - 0.73%
 Jos. E. Seagram & Sons,
 7.60% due 12/15/28                        $450,000     $492,017
                                                    ------------
 Consumer Services - 1.42%
 Hertz Corporation,
 6.50% due 05/15/06                       1,000,000      946,870
                                                    ------------
 Electric & Gas Utilities - 9.92%
 Commonwealth Edison Co.,
 8.375% due 09/15/22                      1,250,000    1,257,933
 Consumers Energy Co.,
 7.375% due 09/15/23                        500,000      444,872

                                            Principal        Value
                                            ---------        -----

 Electric & Gas Utilities - continued
 El Paso Electric Co.,
 9.40% due 05/01/11                          $600,000     $630,060
 Indiana & Michigan Power Co.,
 8.50% due 12/15/22                         1,000,000    1,014,130
 Niagara Mohawk Power Corp.,
 8.75% due 04/01/22                           225,000      236,425
 Niagara Mohawk Power Corp.,
 8.50% due 07/01/23                           250,000      253,333
 NRG Northeast Generating LLC
 9.292% due 12/15/24                          500,000      512,745
 Pennsylvania Power Co.,
 8.50% due 07/15/22                         1,000,000    1,002,880
 Texas Electric Utilities Co.,
 8.50% due 08/01/24                         1,000,000    1,029,150
 Texas Electric Utilities Co.,
 7.875% due 04/01/24                          250,000      242,430
                                                      ------------
                                                         6,623,958
 Telecommunications - 5.67%
 Esat Holdings,
 Zero Coupon due 02/01/07                     750,000      723,750
 Esat Telecommunications Group Plc,
 11.875% due 12/01/08                         500,000      584,370
 Metronet Communications Corp.,
 Zero Coupon due 06/15/08                   1,500,000    1,200,255
 Rogers Cantel Mobile, Inc.,
 9.75% due 06/01/16                           250,000      266,250
 Worldcom, Inc.
 7.75% due 04/01/07                         1,000,000    1,011,880
                                                      ------------
                                                         3,786,505
                                                      ------------
 TOTAL CORPORATE BONDS (Cost $13,119,927)              $11,849,350
                                                      ------------
 U.S. TREASURY OBLIGATIONS - 3.12%
 U.S. Treasury Notes - 3.12%
 7.25% due 05/15/04                        $2,000,000   $2,085,620
                                                      ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $2,079,573)                                      $2,085,620
                                                      ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.47%
 Federal Home Loan Banks - 0.29%
 5.125% due 09/15/03                          200,000     $193,032
                                                      ------------
 Federal Home Loan Mortgage Corporation - 2.27%
 6.45% due 03/10/04                           500,000      502,219
 6.875% due 01/15/05                        1,000,000    1,012,810
                                                      ------------
                                                         1,515,029
 Federal National Mortgage Association - 2.48%
 6.00% due 05/15/08                           400,000      384,188
 6.25% due 05/15/29                           250,000      233,750
 7.25% due 01/15/10                         1,000,000    1,036,560
                                                      ------------
                                                         1,654,498

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                           Principal        Value
                                           ---------        -----

Government National Mortgage Corporation - 1.64%
6.50% due 06/15/29                          $250,000     $231,001
7.00% due 11/15/28                           533,474      452,986
7.00% due 12/15/22                           375,000      177,699
8.00% due 04/15/30                           250,000      236,569
                                                     ------------
                                                        1,098,255
Resolution Funding FBE Strips - 1.79%
Zero Coupon due 04/15/09                   2,000,000    1,193,640
                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,385,925)                                      $5,654,454
                                                     ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund                         1,000       $1,000
                                                     ------------
REPURCHASE AGREEMENT - 4.89%
Repurchase Agreement with
State Street Bank & Trust Co.
dated 10/31/00 at 6.42%, to
be repurchased at $3,267,575
on 11/01/00, collateralized by
$3,350,000 U.S. Treasury
Notes, 5.50% due 05/15/09
(valued at $3,345,040, including
interest) (Cost $3,267,000)               $3,267,000   $3,267,000
                                                     ------------
TOTAL INVESTMENTS (Balanced Fund)
(Cost $63,292,685)                                    $66,800,468
                                                     ------------

-----------------------------------------------------------------
Core Bond Fund

-----------------------------------------------------------------

                                           Principal        Value
                                           ---------        -----

CORPORATE BONDS - 34.59%
Aerospace & Defense - 0.01%
Raytheon Company,
6.75% due 08/15/07                           $40,000      $38,399
                                                     ------------
Automobiles - 0.63%
Daimler Chrysler,
7.125% due 04/10/03                        2,725,000    2,733,284
                                                     ------------
Banking - 6.13%
Asian Development Bank,
6.375% due 10/01/28                        2,730,000    2,717,633
Asian Development Bank,
6.50% due 10/21/02                         4,300,000    4,297,162
Bank of America,
7.80% due 02/15/10                         2,820,000    2,863,879
Bank One Corp,
7.875% due 08/01/10                        2,820,000    2,831,647
Corporacion Andina de Fomento,
8.875% due 06/01/05                        3,280,000    3,443,065
First Financial Caribbean Corp.,
7.84% due 10/10/06                           135,000      130,309
First Union Corp.,
6.95% due 11/01/04                         3,300,000    3,252,678

                                      Principal        Value
                                      ---------        -----

 Banking - continued
 First Union National Bank,
 7.80% due 08/18/10                  $3,385,000   $3,373,017
 Inter-american Development Bank,
 7.00% due 06/16/03                   2,730,000    2,765,463
 NBD Bancorp,
 8.25% due 11/01/24                     300,000      318,390
 Royal Bank of Scotland Group Plc,
 6.40% due 04/01/09                     150,000      138,416
 U.S. Bancorp,
 7.50% due 06/01/26                     300,000      302,532
 Western Financial Savings,
 8.875% due 08/01/07                     25,000       22,594
                                                ------------
                                                  26,456,785
 Chemical Products - 0.02%
 Arco Chemical Co.,
 9.80% due 02/01/20                       5,000        4,850
 ICI North America, Inc.,
 8.875% due 11/15/06                     65,000       67,398
                                                ------------
                                                      72,248
 Diversified Manufacturing - 1.37%
 Tyco International Group SA,
 6.875% due 09/05/02                  5,945,000    5,927,890
                                                ------------
 Drugs & Health Care - 0.14%
 Allegiance Corp.,
 7.00% due 10/15/26                     325,000      318,718
 Mediq/PRN Life Support Services,
 11.0% due 06/01/08                      10,000          300
 McKesson Corp.,
 6.3% due 03/01/05                      315,000      274,050
                                                ------------
                                                     593,068
 Financial Services - 14.91%
 AAG Holding, Inc.,
 6.875% due 06/01/08                    100,000       89,681
 Amvescap Plc,
 6.60% due 05/15/05                     150,000      143,367
 Associates Corp. of North America,
 5.75% due 11/01/03                     270,000      260,604
 Associates Corp. of North America,
 5.80% due 04/20/04                     250,000      240,150
 BanPonce Financial Corp.,
 6.75% due 08/09/01                     250,000      249,312
 Beneficial Corp.,
 8.40% due 05/15/08                      75,000       77,262
 Countrywide Funding Corp.,
 6.25% due 04/15/09                   4,715,000    4,252,128
 EOP Operating LP,
 6.50% due 01/15/04                      95,000       92,101
 Fairfax Financial Holdings Ltd.,
 8.25% due 10/01/15                   2,935,000    2,487,823
 Fairfax Financial Holdings Ltd.,
 7.375% due 03/15/06                  3,780,000    3,258,889

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                          Principal        Value
                                          ---------        -----

 Financial Services - continued
 Ford Motor Credit Corp.,
 5.80% due 01/12/09                        $150,000     $131,792
 Ford Motor Credit Corp.,
 7.50% due 03/15/05                       4,665,000    4,679,835
 Heller Financial, Inc.,
 7.375% due 11/01/09                      3,270,000    3,139,004
 Heller Financial, Inc.,
 7.875% due 05/15/03                      2,720,000    2,759,739
 Household Finance Corp.,
 6.40% due 06/17/08                         150,000      139,575
 Household Finance Corp.,
 8.00% due 05/09/05                       4,090,000    4,182,557
 International Finance Corp.,
 7.125% due 04/06/05                      2,840,000    2,847,554
 KFW International Finance, Inc.,
 7.125% due 02/15/05/\                   13,900,000   14,181,614
 Lehman Brothers Holdings,
 7.75% due 01/15/05                       5,775,000    5,825,242
 Merrill Lynch & Company,
 7.20% due 10/15/12                       1,000,000      971,680
 Potomac Capital Investment Corp., 144A
 7.55% due 11/19/01                       4,950,000    4,985,655
 Qwest Capital Funding, Inc., 144A
 7.90% due 08/15/10                       2,820,000    2,860,636
 Speer Leeds & Kellogg LP,
 8.25% due 08/15/05                       2,820,000    2,895,266
 Sun Canada Financial Co.,
 7.25% due 12/15/15, 144A                   200,000      191,716
 U.S. West Capital Funding, Inc.,
 6.875% due 07/15/28                      3,950,000    3,469,996
                                                    ------------
                                                      64,413,178
 Food & Beverages - 0.02%
 Joseph E. Seagram & Sons, Inc.,
 7.50% due 12/15/18                          65,000       69,709
                                                    ------------
 Food-Meat Products - 0.63%
 IBP, Inc.,
 7.95% due 02/01/10                       3,460,000    2,727,321
                                                    ------------
 Industrials - 0.06%
 K & F Industries, Inc.,
 9.25% due 10/15/07                          10,000        9,588
 SCL Aereo Santiago,
 6.95% due 07/01/12, 144A                   100,000       92,071
 WMX Technologies, Inc.,
 7.10% due 08/01/26                         150,000      145,461
                                                    ------------
                                                         247,120
 Insurance - 0.07%
 Florida Windstorm Underwriting,
 7.125% due 02/25/19, 144A                  180,000      171,331
 Ohio National Life Insurance Co.,
 8.50% due 05/15/26, 144A                   150,000      145,662
                                                    ------------
                                                         316,993

                                         Principal        Value
                                         ---------        -----

 Oil & Gas - 2.02%
 Enron Corp.,
 6.75% due 09/01/04                     $3,775,000   $3,739,062
 Pennzoil Company,
 10.25% due 11/01/05                       205,000      227,462
 Pennzoil Company,
 10.125% due 11/15/09                      625,000      724,050
 Williams Companies, Inc.,
 7.625% due 07/15/19                     4,160,000    4,034,285
                                                   ------------
                                                      8,724,859
 Paper & Forest Products - 0.00%
 Domtar, Inc.,
 9.50% due 08/01/16                         10,000       10,529
                                                   ------------
 Real Estate - 0.00%
 Grove Worldwide LLC,
 9.25% due 05/01/08                         15,000        2,100
                                                   ------------
 Telecommunication Services - 4.86%
 American Telephone & Telegraph Corp.,
 6.50% due 03/15/29                      5,595,000    4,394,089
 Deutsche Telekom International,
 8.00% due 06/15/10                      2,730,000    2,782,634
 Deutsche Telekom International,
 8.25% due 06/15/30                      2,730,000    2,786,020
 GST Telecommunications, Inc.,
 12.75% 11/15/07                            20,000           50
 Hyperion Telecommunications, Inc.,
 13.00 % due 04/15/03                       10,000        7,800
 Iridium Operations LLC,
 11.25% due 07/15/05                        25,000          625
 KMC Telecom. Holdings, Inc.,
 Step-up due 02/15/08*                      50,000        5,000
 Metronet Communications Corp.,
 Step-up due 06/15/08                    3,910,000    3,128,665
 Northwestern Bell Telephone Co.,
 7.75% due 05/01/30                      1,835,000    1,841,881
 Royal KPN NV, 144A
 8.00% due 10/01/10                      1,410,000    1,384,325
 Tele-Communications, Inc.,
 9.25% due 04/15/02                        200,000      204,738
 Telefonica Europe BV,
 7.75% due 09/15/10                      2,820,000    2,831,054
 Vodafone Airtouch Plc, 144A
 7.875% due 02/15/30                     1,615,000    1,606,909
                                                   ------------
                                                     20,973,790
 Transportation - 0.01%
 Southern Railway Company,
 8.75% due 10/15/03                         30,000       31,175
                                                   ------------
 Utilities - 3.71%
 Appalachian Power Company,
 8.00% due 06/01/25                      2,885,000    2,953,086
 Cinergy Corp.,
 6.125% due 04/15/04                     2,940,000    2,768,051

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                             Principal        Value
                                             ---------        -----

 Utilities - continued
 Edison International,
 6.875% due 09/15/04                        $2,890,000   $2,811,016
 GCI, Inc.,
 9.75% due 08/01/07                             25,000       23,000
 Osprey, 144A
 7.797% due 01/15/03                         4,230,000    4,231,687
 Pennsylvania Electric Company,
 6.625% due 04/01/19                         3,675,000    3,250,317
                                                       ------------
                                                         16,037,157
                                                       ------------
 TOTAL CORPORATE BONDS (Cost $150,005,968)             $149,375,605
                                                       ------------
 U.S. TREASURY OBLIGATIONS - 6.77%
 U.S. Treasury Bonds - 2.46%
 6.125% due 08/15/29                         8,710,000   $9,020,250
 7.50% due 11/15/16                          1,210,000    1,393,956
 12.00% due 08/15/13                           150,000      205,008
                                                       ------------
                                                         10,619,214
 U.S. Treasury Notes - 4.31%
 5.75% due 08/15/10                          8,595,000    8,586,921
 6.75% due 05/15/05                          5,640,000    5,847,101
 6.875% due 05/15/06                         4,000,000    4,191,240
                                                       ------------
                                                         18,625,262
                                                       ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $29,142,983)                                     $29,244,476
                                                       ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.47%
 Federal Farm Credit Banks - 1.28%
 6.75% due 07/07/09                         $5,540,000   $5,514,904
                                                       ------------

 Federal Home Loan Banks - 2.79%
 5.125% due 09/15/03                           400,000      386,064
 5.315% due 12/23/08                         4,000,000    3,628,120
 5.805% due 03/23/09                         3,780,000    3,537,853
 6.01% due 12/03/08                            900,000      839,529
 6.70% due 05/07/03                          2,300,000    2,288,500
 7.00% due 08/01/29                          1,302,519    1,276,872
 7.00% due 02/01/12                            109,706      109,260
                                                       ------------
                                                         12,066,198
 Federal Home Loan Mortgage Corp. - 5.92%
 6.00% due 05/18/08                          1,500,000    1,440,705
 6.25% due 05/15/29                          1,000,000      935,000
 6.50% due 06/15/23                            100,000       95,593
 6.50% TBA                                     150,000      146,907
 6.625% due 09/15/09                        15,035,000   14,941,031
 8.00% TBA                                   7,900,000    8,006,176
                                                       ------------
                                                         25,565,412
 Federal National Mortgage Association - 18.56%
 6.18% due 07/01/08                             19,504       18,768
 6.27% due 11/01/07                             53,505       51,872
 6.28% due 02/12/08                          3,780,000    3,658,927

                                      Principal        Value
                                      ---------        -----

 Federal National Mortgage Association - continued
 6.295% due 06/01/08                    $19,507       18,897
 6.30% due 01/01/08                      19,416       18,840
 6.305% due 02/01/08                    194,179      182,004
 6.34% due 01/01/08                      19,122       18,609
 6.37% due 01/30/08                   2,050,000    1,991,390
 6.39% due 01/01/06                      18,981       18,640
 6.43% due 01/01/08                      19,414       18,968
 6.50% TBA                           34,325,000   33,233,206
 6.50% due 04/01/29                     458,094      440,197
 6.650% due 11/07/07                  4,000,000    3,925,640
 6.981% due 06/01/07                     18,580       18,719
 7.00% TBA                           21,950,000   21,504,195
 7.00% due 09/01/10 - 10/01/28          655,563      644,709
 7.04% due 03/01/07                      19,334       19,478
 7.125% due 06/15/10                 11,095,000   11,429,625
 7.28% due 10/01/06                      19,291       19,641
 7.50% TBA                            2,925,000    2,945,124
                                                ------------
                                                  80,177,449
 Government National Mortgage Association - 4.92%
 6.50% due 06/15/29                     957,212      924,006
 7.00% due 12/15/22 - 08/15/29        1,503,825    1,484,054
 7.50% TBA                           16,900,000   16,958,136
 8.00% due 04/15/30                   1,861,723    1,892,553
                                                ------------
                                                  21,258,749
                                                ------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $146,428,961)                            $144,582,712
                                                ------------
 FIXED INCOME - OTHER - 5.71%
 Auto Loans Receivable - 2.81%
 Aesop Funding II LLC,
 6.40% due 10/20/03, 144A              $100,000      $99,299
 Americredit Automobile Rec,
 7.05% due 02/12/05                   2,820,000    2,833,048
 Associates Automobile Rec,
 6.99% due 07/15/08                   3,950,000    3,983,328
 Daimler Chrysler,
 6.70% due 03/08/06                   1,000,000      999,890
 Ford Motor Credit Corp.,
 6.58% due 11/15/04                   4,230,000    4,225,373
                                                ------------
                                                  12,140,938
 Credit Cards Receivable - 0.65%
 Discover Card,
 5.60% due 05/16/06                     150,000      145,171
 Fleet Credit Card,
 6.90% due 04/16/07                   2,640,000    2,656,500
                                                ------------
                                                   2,801,671
 Other Asset Backed Securities - 2.25%
 Continental Airlines,
 6.90% due 01/02/18                     100,000       90,057
 Continental Airlines pass-through,
 6.648% due 09/15/17                     70,000       61,166

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                 Principal        Value
                                                 ---------        -----

 Other Asset Backed Securities - continued
 Continental Airlines pass-through,
 7.08% due 11/01/04                               $133,276     $131,620
 P P & L Transition,
 7.05% due 06/25/09                              2,820,000    2,831,449
 Peco Energy Trans,
 6.13% due 03/01/09                              3,780,000    3,555,544
 United Airlines pass-through,
 7.73% due 07/01/10                              2,820,000    2,832,887
 First Union Lehman Bros., Series 1997,
 Class A2, 6.60% due 05/18/07                      200,000      197,317
                                                           ------------
                                                              9,700,040
                                                           ------------
 TOTAL FIXED INCOME - OTHER (Cost $24,737,390)              $24,642,649
                                                           ------------
                                                    Shares        Value
                                                    ------        -----
 COMMON STOCKS - 0.00%
 Telecommunication Services - 0.00%
 Decisionone Corp.                                      23           $5
 SF Holdings Group, Inc., 144A                           7            0
                                                           ------------
 TOTAL COMMON STOCKS
 (Cost $10,089)                                                      $5
                                                           ------------
 PREFERRED STOCKS - 0.01%
 Concentric Network, PIK 13.5%                           5           $0
 Fairfield Mfg. Co., Inc., PIK 11.25%                   25       20,313
 Primedia, Inc., 8.625%                                145       12,216
 SF Holdings Group, Inc.*, 13.75%                        2        8,050
 XO Communications, Inc.                                 5        3,750
                                                           ------------
 TOTAL PREFERRED STOCKS
 (Cost $61,097)                                                 $44,329
                                                           ------------
 WARRANTS - 0.00%
 Concentric Network Corp.*,
 Exp. 12/15/07, 144A                                     5       $2,151
 KMC Telecom. Holdings, Inc.*,
 Exp. 04/15/08, 144A                                    50          103
 Motient Corp.*,
 Exp. 04/01/2008                                         5          176
                                                           ------------
 TOTAL WARRANTS
 (Cost $0)                                                       $2,430
                                                           ------------
                                                 Principal        Value
                                                 ---------        -----
 CORPORATE SHORT-TERM COMMERCIAL PAPER - 19.45%
 Albertson's, Inc.,
 6.52% due 11/01/00                             $4,532,000   $4,532,000
 Aon Corporation,
 6.54% due 11/17/00                              5,000,000    4,985,467
 Connectiv, Inc.,
 6.73% due 11/13/00                              7,474,000    7,457,233
 Connectiv, Inc.,
 6.74% due 11/21/00                              6,500,000    6,475,661

                                         Principal        Value
                                         ---------        -----

 CORPORATE SHORT-TERM COMMERCIAL PAPER - continued
 Dow Corning Corp.,
 6.64% due 11/01/00                     $3,680,000   $3,680,000
 Govco, Inc.,
 6.50% due 11/17/00                     10,000,000    9,971,111
 Harley Davidson Dealer Funding,
 6.50% due 11/16/00                      9,250,000    9,224,948
 Harley Davidson Dealer Funding,
 6.49% due 11/17/00                      4,192,000    4,179,908
 Merrill Lynch & Co., Inc.,
 6.47% due 11/03/00                      7,165,000    7,162,425
 Omnicom Finance, Inc.,
 6.57% due 11/17/00                     14,000,000   13,959,120
 Safeway, Inc.,
 6.65% due 11/16/00                      5,415,000    5,399,996
 Snap-on Tools Corp.,
 6.47% due 11/16/00                      7,000,000    6,981,129
                                                   ------------
 TOTAL CORPORATE SHORT-TERM COMMERCIAL PAPER
 (Cost $84,008,998)                                 $84,008,998
                                                   ------------
 TOTAL INVESTMENTS (Core Bond Fund)
 (Cost $434,395,486)                               $431,901,204
                                                   ------------

---------------------------------------------------------------
High Yield Bond Fund
---------------------------------------------------------------

                                         Principal        Value
                                         ---------        -----
 CORPORATE BONDS - 88.07%
 Aerospace & Defense - 0.38%
 K & F Industries,
 9.25% due 10/15/07                       $250,000     $239,688
                                                   ------------
 Airlines - 1.40%
 Aircraft Service International Group,
 11.00% due 08/15/05                       800,000      632,000
 Atlas Air, Inc.,
 9.702% due 07/02/11                       250,000      253,875
                                                   ------------
                                                        885,875
 Auto Related - 2.70%
 Pep Boys-Manny Moe & Jack,
 6.52% due 07/16/07                        750,000      627,787
 Prestolite Electric, Inc.,
 9.625% due 02/01/08                       800,000      480,000
 Stanadyne Automotive Corp.,
 10.25% due 12/15/07                       750,000      600,000
                                                   ------------
                                                      1,707,787
 Banks - 1.09%
 Western Financial Bank:
 8.50% due 07/01/03                        500,000      466,310
 8.875% due 08/01/07                       250,000      225,938
                                                   ------------
                                                        692,248

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Principal        Value
                                       ---------        -----

 Building Products - 0.12%
 Oglebay Norton Co.,
 10.00% due 02/01/09                     $85,000      $75,650
                                                 ------------
 Business & Commercial Services - 2.13%
 Americredit Corp.,
 9.25% due 02/01/04                      375,000      361,875
 Anthony Crane Rental,
 10.375% due 08/01/08                  1,500,000      630,000
 Integrated Electrical Services,
 9.375% due 02/01/09                     300,000      267,000
 Pierce Leahy Corp.,
 8.125% due 05/15/08                     100,000       92,875
                                                 ------------
                                                    1,351,750
 Chemicals - 2.45%
 Borden Chemical & Plastics,
 9.50% due 05/01/05                    1,000,000      580,000
 Geo Specialty Chemicals, Inc.,
 10.125% due 08/01/08                    350,000      269,500
 Koppers Industries, Inc.,
 9.875% due 12/01/07                     350,000      323,750
 Royster-Clark, Inc.,
 10.25% due 04/01/09                     500,000      380,000
                                                 ------------
                                                    1,553,250
 Containers-Paper - 1.02%
 Packaged Ice, Inc., Series B,
 9.75% due 02/01/05                      750,000      645,000
                                                 ------------
 Financial Services - 3.36%
 Charter Communications Holding,
 10.25% due 01/15/10                   1,000,000      972,500
 Ono Finance Company Plc.,
 13.00% due 05/01/09                   1,500,000    1,155,000
                                                 ------------
                                                    2,127,500
 Electronic Equipment & Services - 1.65%
 Flextronics International, Inc.,
 9.875% due 07/01/10                     375,000      378,750
 Metromedia Fiber Network, Inc.,
 10.00% due 12/15/09                     750,000      667,500
                                                 ------------
                                                    1,046,250
 Food & Drug Distribution - 2.02%
 Agrilink Foods, Inc.,
 11.875% due 11/01/08                  1,000,000      715,000
 Pharmerica, Inc.,
 8.375 due 04/01/08                      750,000      562,500
                                                 ------------
                                                    1,277,500
 Health Care Providers & Services - 4.53%
 Iasis Healthcare Corp.,
 13.00% due 10/15/09                   1,170,000    1,076,400
 Lifepoint Hospitals Holdings, Inc.,
 10.75% due 05/15/09                     230,000      244,950

                                      Principal        Value
                                      ---------        -----

Health Care Providers & Services - continued
Manor Care, Inc.,
7.50% due 06/15/06                     $250,000     $206,482
Medpartners, Inc.,
7.375% due 10/01/06                     200,000      176,500
Omega Healthcare Investments, Inc.,
6.95% due 06/15/02                      500,000      444,085
Universal Hospital Services, Inc.,
10.25% due 03/01/08                   1,000,000      720,000
                                                ------------
                                                   2,868,417
Home Builders - 1.20%
Beazer Homes USA, Inc.:
8.875% due 04/01/08                     450,000      423,000
9.00% due 03/01/04                      350,000      337,313
                                                ------------
                                                     760,313
Household Products - 1.17%
Sealy Mattress Company,
10.88% due 12/15/07                     750,000      570,000
Sleepmaster LLC,
11.00% due 05/15/09                     200,000      170,000
                                                ------------
                                                     740,000
Hotels, Restaurants & Leisure - 8.62%
Apple South, Inc.,
9.75% due 06/01/06                      180,000      135,000
Cinemark USA, Inc. Series B
9.625% due 08/01/08                     100,000       45,000
Cinemark USA, Inc. Series D
9.625% due 08/01/08                     200,000       84,000
Crown Castle International:
10.38% due 05/15/11                     350,000      224,000
10.63% due 11/15/07                     350,000      273,000
Harveys Casino Resorts,
10.625% due 06/01/06                    550,000      565,125
Hollywood Casino Shreveport,
13.00% due 08/01/06, 144A             1,000,000    1,070,000
Hollywood Park, Inc. Series B:
9.25% due 02/15/07                      500,000      537,500
9.50% due 08/01/07                      350,000      360,500
Isle of Capri Casinos, Inc.,
8.75% due 04/15/09                      650,000      589,875
Prime Hospitality Corp.,
9.75% due 04/01/07                      800,000      805,000
Riviera Black Hawk, Inc.,
13.00% due 05/01/05                     750,000      766,875
                                                ------------
                                                   5,455,875
Internet Services - 0.78%
Globix Corp.,
12.50% due 02/01/10                     775,000      496,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                             Principal        Value
                                             ---------        -----

Machinery - 1.37%
Calpine Corp.,
7.75% due 04/15/09                            $200,000     $188,062
Lennar Corp.,
9.95% due 05/01/10                             400,000      408,000
Penhall International Corp.,
12.00% due 08/01/06                            300,000      273,000
                                                       ------------
                                                            869,062
Media - 3.84%
Coaxial Communications Center, Inc.,
10.00% due 08/15/06                            600,000      579,000
Cumulus Media, Inc.,
10.375% due 07/01/08                         1,094,000      908,020
Echostar DBS Corp.,
9.375% due 02/01/09                             75,000       73,781
Golden Sky DBS, Inc.,
13.50% due 03/01/07                            400,000      272,000
Regional Independent Media Group,
10.50% due 07/01/08                            150,000      156,000
Spanish Broadcasting System, Inc.,
9.625% due 11/01/09                            200,000      193,500
Transwestern Publishing Company,
9.625% due 11/15/07                            250,000      248,125
                                                       ------------
                                                          2,430,426
Merchandising - 2.27%
Big 5 Corporation Series B,
10.875% due 11/15/07                           250,000      223,750
Shop At Home, Inc.,
11.00% due 04/01/05                            500,000      480,000
True Temper Sports, Inc.,
10.875% due 12/01/08                           750,000      735,000
                                                       ------------
                                                          1,438,750
Metals - 2.41%
Metals USA, Inc.,
8.625% due 02/15/08                            300,000      192,000
Renco Steel Holdings, Inc.,
10.875% due 02/01/05                           300,000      252,000
Russel Metals, Inc.
10.00% due 06/01/09                            300,000      276,000
WCI Steel, Inc.,
10.00% due 12/01/04                          1,000,000      805,000
                                                       ------------
                                                          1,525,000
Natural Gas - 0.88%
Leviathan Gas Pipeline Ptnr. Co. Series B,
10.375% due 06/01/09                           530,000      556,500
                                                       ------------
Oil-Integrated Domestic - 0.61%
Tesoro Petroleum Corp.,
9.00% due 07/01/08                             400,000      385,000
                                                       ------------
Oil-Service/Products - 0.50%
Triton Energy, Ltd.,
9.25% due 04/15/05                             315,000      319,725
                                                       ------------

                                       Principal        Value
                                       ---------        -----

Oil & Gas Producers - 4.47%
Frontier Oil Corp.,
11.75% due 11/15/09                     $850,000     $862,750
Grey Wolf, Inc., 144A
8.875% due 07/01/07                      500,000      485,000
8.875% due 07/01/07                      225,000      218,250
HS Resources, Inc.,
9.25% due 11/15/06                       625,000      618,750
HS Resources, Inc. Series B,
9.25% due 11/15/06                       650,000      648,375
                                                 ------------
                                                    2,833,125
Other - 1.95%
Ekabel Hessen,
14.50% due 09/01/10 144A                 500,000      470,000
RB Falcon Corp.,
9.50% due 12/15/08                        25,000       26,250
United Pan Europe:
11.25% due 02/01/10                      200,000      151,000
13.75% due 02/01/10 144A               1,500,000      585,000
                                                 ------------
                                                    1,232,250
Paper & Forest Products - 1.65%
Bear Island Paper Company LLC
10.00% due 12/01/07                    1,200,000    1,044,000
                                                 ------------
Pharmaceuticals - 2.73%
ICN Pharmaceuticals, Inc.,
8.75% due 11/15/08 144A                1,425,000    1,414,312
King Pharmaceuticals, Inc.,
10.75% due 02/15/09                      300,000      316,500
                                                 ------------
                                                    1,730,812
Pollution Control - 0.67%
Allied Waste of North America, Inc.,
10.00% due 08/01/09                      500,000      422,500
                                                 ------------
Real Estate - 1.14%
Grove Worldwide LLC,
9.25% due 05/01/08                       900,000      126,000
Meditrust Companies:
7.00% due 08/15/07                       200,000      140,000
7.51% due 09/26/03                       650,000      454,249
                                                 ------------
                                                      720,249
Schools - 1.44%
KinderCare Learning Centers, Inc.,
9.50% due 02/15/09                     1,000,000      912,500
                                                 ------------
Telecommunications - 24.28%
Benedek Communications Corp.,
13.25% due 05/15/06                    1,350,000    1,147,500
Concentric Network Corp.,
12.75% due 12/15/07                    1,170,000    1,105,650
Condor Systems, Inc.,
11.875% due 05/01/09                     500,000      330,000
Covad Communications Group,
12.00% due 02/15/10                    1,000,000      480,000

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                          Principal        Value
                                          ---------        -----

 Telecommunications - continued
 Energis Plc.,
 9.75% due 06/15/09                        $630,000     $601,650
 ESAT Holdings Series B,
 12.50% due 02/01/07                        600,000      579,000
 Exodus Communications, Inc.,
 11.625% due 07/15/10                     1,000,000      935,000
 Frontiervision Holding,
 11.875% due 09/15/07                     1,000,000      855,000
 Global Crossings Holdings, Ltd.,
 9.625% due 05/15/08                      1,000,000      955,000
 GT Group Telecommunications, Inc.,
 13.25% due 02/01/10, 144A                1,200,000      438,000
 Level 3 Communications, Inc.,
 12.88% due 03/15/10 144A                   750,000      371,250
 Level 3 Communications, Inc.,
 11.00% due 03/15/08                        500,000      452,500
 Microcell Telecommunications,
 12.00% due 06/01/09                      1,500,000    1,057,500
 National Communications Corp.,
 11.50% due 10/01/08                        700,000      644,000
 Netia Holdings B.V.:
 10.25% due 11/01/07                        250,000      187,500
 11.25% due 11/01/07                        500,000      320,000
 Netia Holdings II B.V.,
 13.125% due 06/15/09                       150,000      129,000
 Nextlink Communications, Inc.,
 13.13% due 12/01/09 144A                   500,000      240,000
 Nextel Communications,
 9.375% due 11/15/09                        250,000      242,500
 North Point Communications,
 12.875% due 02/15/10                     1,000,000      930,000
 Orbvcom Global Series B,
 14.00% due 08/15/04                        500,000       75,000
 Pegasus Communications Corp. Series B,
 9.625% due 10/15/05                        100,000       97,500
 Pegasus Communications Corp.,
 9.75% Step up, due 12/01/06                 75,000       73,125
 PSI Net, Inc.,
 11.00% due 08/01/09                      1,000,000      485,000
 Spectrasite Holdings, Inc.,
 12.88% due 03/15/10 144A                 1,000,000      485,000
 Telewest Communications Plc.,
 9.25% due 04/15/09                       1,000,000      490,000
 11.00% Step up, due 10/01/07               400,000      352,000
 Versatel Telecommunications B.V.,
 13.25% due 05/15/08                        650,000      484,250
 Versatel Telecommunications Int'l.,
 13.25% due 05/15/08                        150,000      114,000
 Williams Communications Group,
 10.875% due 10/01/09                        50,000       42,125
 Williams Communications Group,
 11.70% due 08/01/08 144A                   450,000      401,625

                                                        Principal        Value
                                                        ---------        -----

 Telecommunications - continued
 WinStar Communications, Inc:
 12.75% due 04/15/10 144A                                 $50,000      $35,750
 14.75% due 04/15/10 144A                                 750,000      236,250
                                                                  ------------
                                                                    15,372,675
 Textiles & Apparel - 1.07%
 Anvil Knitwear, Inc. Series B,
 10.875% due 03/15/07                                     300,000      256,500
 Galey & Lord, Inc.,
 9.125% due 03/01/08                                      675,000      418,500
                                                                  ------------
                                                                       675,000
 Utilities-Electric - 2.17%
 Caithness Cosco Funding Corp.,
 9.05% due 12/15/09                                     1,375,000    1,375,000
                                                                  ------------
 TOTAL CORPORATE BONDS
 (Cost $62,390,193)                                             0  $55,765,677
                                                                  ------------
                                                           Shares        Value
                                                           ------        -----
 PREFERRED STOCK - 0.91%
 Adelphia Communications Corp.,
 Exchangeable Series B, 13.00%
 (Cost $603,500)                                            6,000     $574,500
                                                                  ------------
 WARRANTS - 0.15%
 GT Group Telecommunications, Inc.,
 Exp. 02/01/10, 144A                                        1,200      $60,600
 Ono Finance Company                                          500       36,125
                                                                  ------------
 TOTAL WARRANTS (Cost $58,479)                                         $96,725
                                                                  ------------
 PUT OPTIONS - 0.15%
 Meditrust Exercisable Put Option,
 7.114%, Exp. 08/15/04
 (Cost $71,919)                                           150,000      $94,500
                                                                  ------------
                                                        Principal        Value
                                                        ---------        -----
 REPURCHASE AGREEMENT - 10.72%
 Repurchase Agreement with State
 Street Bank & Trust, dated
 10/31/00 at 6.42%, to be
 repurchased at $6,788,210 on
 11/01/00, collateralized by $6,315,000 U.S. Treasury
 Note, 7.875% due 11/15/04 (valued at $6,993,034,
 including interest)
 (Cost $6,787,000)                                     $6,787,000   $6,787,000
                                                                  ------------
 TOTAL INVESTMENTS (High Yield Bond Fund)
 (Cost $69,911,091)                                                $63,318,402
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal Bond Fund
--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

LONG-TERM INVESTMENTS - 99.39%
Alabama - 0.80%
Alabama Housing Finance Authority Single Family
Mortgage Revenue Collateralized Home Mortgage Program,
Series B-2, 6.40%, 04/01/25                               $130,000     $131,551
                                                                   ------------
Alaska - 1.37%
Anchorage, Alaska, Lease Revenue Bonds,
5.88%, 02/01/13                                            215,000      226,984
                                                                   ------------
Arkansas - 1.54%
Camden, Arkansas, Pollution Control, (International
Paper Company Project), 5.70%, 09/01/12                    250,000      254,025
                                                                   ------------
California - 6.14%
California Housing Finance Agency Revenue, Series H
6.15%, 08/01/16                                          1,000,000    1,014,020
                                                                   ------------
Colorado - 8.73%
Colorado Health Facilities Authority, 5.25%, 09/01/18      250,000      211,105
Denver, Colorado, City & County Airport,
6.00%, 11/15/15                                            750,000      783,322
El Paso County, Colorado, Single Family Prerefunded,
Zero Coupon, 09/01/15                                    1,000,000      448,460
                                                                   ------------
                                                                      1,442,887
District of Columbia - 1.58%
District of Columbia Refunding, 5.50%, 06/01/09            250,000      261,465
                                                                   ------------
Hawaii - 1.35%
Honolulu, Hawaii, City & County, 5.25%, 07/01/15           225,000      223,393
                                                                   ------------
Illinois - 7.55%
Illinois Health Facilities Authority
Revenue (Hospital Association Project), 7.00%,
02/15/22                                                   200,000      209,888
Illinois State Highway Authority Toll, Series A,
5.50%, 01/01/15                                            225,000      231,689
Sauget, Illinois, Pollution Control, 4.45%, FRB,
09/01/22                                                   100,000      100,000
Chicago, Illinois, Water Revenue,
6.50%, 11/01/15                                            450,000      506,893
Chicago, Illinois, Skyway Toll Bridge, Revenue,
5.375%, 01/01/16                                           200,000      199,470
                                                                   ------------
                                                                      1,247,940

                                                         Principal        Value
                                                         ---------        -----

Indiana - 1.26%
Elkhart County Hospital Authority, 5.25%, 08/15/28        $250,000     $208,190
                                                                   ------------
Iowa - 0.95%
Iowa Finance Authority Hospital Facility Revenue
Refunding (Trinity Regional Hospital Project), 7.00%,
07/01/12                                                   150,000      157,851
                                                                   ------------
Kansas - 2.04%
Wyandotte County, Kansas City, Kansas, Unified
Government, 4.50%, 09/01/28                                225,000      185,360
Wyandotte County, Kansas City, Kansas, Unified
Government Utility System Revenue, 5.75%, 09/01/24         150,000      152,165
                                                                   ------------
                                                                        337,525
Louisiana - 1.33%
Louisiana Public Facilities Authority Hospital Revenue
Refunding (Touro Infirmary Project), Series A,
5.50%, 08/15/19                                            250,000      219,145
                                                                   ------------
Maine - 0.15%
Maine State Housing Authority Mortgage Purchase,
Revenue Series A-4,
6.375%, 11/15/12                                            25,000       25,314
                                                                   ------------
Maryland - 1.74%
Maryland State Transit Authority, Facility projects
revenue Bond, 6.80%, 07/01/16 6.25%, 02/15/11              250,000      287,245
                                                                   ------------
Massachusetts - 1.07%
Massachusetts State Health & Educational Facilities,
Partners Healthcare System, 5.13%, 07/01/20                200,000      177,004
                                                                   ------------
Michigan - 4.93%
Michigan State Hospital Finance Authority, Ascension
Health Credit Service,
5.25%, 11/15/09                                            250,000      253,768
Michigan State Strategic Fund, West Riverbank LP
Project, 4.45%, 11/01/06                                   560,000      560,000
                                                                   ------------
                                                                        813,768
Nevada - 3.15%
Nevada Housing Division, Single-Family Revenue
Program, B-2, 6.95%, 10/01/26                              225,000      231,608

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

 Nevada - continued
 Nevada Housing Division, Single-Family Revenue
 Program, Issue C, 6.35%, 10/01/12                        $285,000     $289,777
                                                                   ------------
                                                                        521,385
 New York - 14.79%
 New York, New York, Series B, Gen. Oblig.,
 5.75%, 08/01/14                                           750,000      774,217
 New York State Dorm. Authority, Mental Health
 Services Facility, 6.00%, 02/15/08                        250,000      266,518
 New York State Environmental Facilities Corporation
 Pollution Control Revenue Refunding (IBM Corporation
 Project),
 7.125%, 07/01/12                                          480,000      491,261
 New York State Local Government Assistance
 Corporation, Series A, 6.00%, 04/01/16                    310,000      322,853
 New York State Mortgage Agency Revenue, Series 40-A,
 6.35%, 04/01/21                                           365,000      372,643
 New York State Mortgage Agency Revenue, Series 77A,
 7.70%, 04/01/11                                           225,000      216,135
                                                                   ------------
                                                                      2,443,627
 North Dakota - 4.17%
 North Dakota State Water Commission Facilities
 Authority Revenue, Series A,
 6.00%, 08/01/12                                           640,000      689,370
                                                                   ------------
 Ohio - 1.04%
 Washington County, Ohio, Hospital Revenue,
 5.375%, 09/01/18                                          175,000      171,159
                                                                   ------------
 Oklahoma - 1.49%
 Oklahoma Development Finance Auth., Public Service of
 Oklahoma Project,
 4.88%, 6/01/14                                            250,000      246,162
                                                                   ------------
 Oregon - 1.40%
 Portland, Oregon, Airport Revenue,
 5.25%, 07/01/11                                           225,000      230,578
                                                                   ------------
 Pennsylvania - 8.05%
 Delaware Valley, Pennsylvania, Regional Finance
 Authority Series A,
 5.50%, 08/01/28                                           500,000      494,620
 Philadelphia, Pennsylvania, Gas Works,
 5.375%, 07/01/12                                          250,000      254,602

                                                        Principal        Value
                                                        ---------        -----

 Pennsylvania - continued
 Philadelphia, Pennsylvania, Water & Wastewater
 Revenue, 6.25%, 08/01/12                                $450,000     $499,486
 Pine Richland School District, Series A,
 Zero Coupon, 09/01/23                                    300,000       81,492
                                                                  ------------
                                                                     1,330,200
 South Carolina - 1.57%
 South Carolina State Public Revenue,
 5.625%, 01/01/13                                         250,000      259,890
                                                                  ------------
 Tennessee - 2.90%
 Humphreys County, Tennessee, Industrial Development
 Board Solid Waste Disposal Revenue (Inland Container
 Corp. Project), 6.70%, 05/01/24                          450,000      479,911
                                                                  ------------
 Texas - 12.66%
 Argyle, Texas, Independent School District,
 Zero Coupon, 08/15/14                                    270,000      128,636
 Austin, Texas, Water & Wastewater,
 6.50%, 05/15/05                                          400,000      430,972
 Garland, Texas,
 4.50%, 02/15/19                                          250,000      216,050
 Kerrville, Texas, Independent School District,
 6.00%, 08/15/13                                          200,000      214,036
 Lower Colorado River Authority, Texas Revenue,
 6.00%, 05/15/10                                          250,000      271,743
 Lower Colorado River Authority, Texas Prerefunded,
 5.25%, 01/01/15                                          200,000      201,778
 Port Arthur, Texas, Navigation District,
 Zero Coupon, 03/01/10                                    900,000      560,952
 Texas State Veterans Housing Assistance,
 6.80%, 12/01/23                                           65,000       67,533
                                                                  ------------
                                                                     2,091,700
 Washington - 1.38%
 Central Puget Sound, Washington, Regional,
 5.25%, 02/01/13                                          225,000      228,029
                                                                  ------------
 Wisconsin - 3.41%
 Wisconsin Housing & Economic Development Authority
 Home Ownership Revenue, Series D,
 6.10%, 07/01/24                                           70,000       71,065

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                    Principal        Value
                                                    ---------        -----

 Wisconsin - continued
 Wisconsin State Health & Educational Facilities
 Authority Revenue, Mercy Hospital of Janesville,
 Incorporated,
 6.60%, 08/15/22                                     $500,000     $492,785
                                                              ------------
                                                                   563,850
 Wyoming - 0.85%
 Green River-Sweetwater County, Wyoming,
 4.50%, 03/01/14                                      140,000      139,575
                                                              ------------
 TOTAL LONG TERM INVESTMENTS
 (Cost $16,477,811)                                            $16,423,743
                                                              ------------
 SHORT TERM INVESTMENTS-STUDENT LOAN - 0.61%
 Missouri Higher Education Loan Authority,
 4.40% due 06/01/17                                               $100,000
                                                              ------------
 TOTAL INVESTMENTS (Municipal Bond Fund)
 (Cost $16,577,811)                                            $16,523,743
                                                              ------------

--------------------------------------------------------------------------
Strategic Income Fund
--------------------------------------------------------------------------
                                                    Principal        Value
                                                    ---------        -----
 CORPORATE BONDS - 39.99%
 Aerospace & Defense - 0.43%
 Raytheon Company,
 6.15% due 11/01/08                                $  175,000 $    160,188
                                                              ------------
 Auto Related - 1.13%
 Pep Boys-Manny Moe & Jack,
 6.52% due 07/16/07                                   200,000      167,410
 Prestolite Electric, Inc.,
 9.625% due 02/01/08                                   50,000       30,000
 Stanadyne Automotive Corp., 10.25% due 12/15/07      275,000      220,000
                                                              ------------
                                                                   417,410
 Banks - 0.07%
 Western Financial Savings, 8.875% due 08/01/07        30,000       27,113
                                                              ------------
 Business & Commercial Services - 1.24%
 Americredit Corp.,
 9.25% due 02/01/04                                    25,000       24,125
 Cendant Corp.,
 7.75% due 12/01/03                                   100,000       97,866
 Condor Systems, Inc.,
 11.875% due 05/01/09                                  25,000       16,500
 Iron Mountain, Inc.,
 10.125% due 10/01/06                                 250,000      257,500
 National Equipment Services, Inc. Series B,
 10.00% due 11/30/04                                   50,000       30,000
 National Equipment Services, Inc. Series C,
 10.00% due 11/30/04                                   50,000       30,000
                                                              ------------
                                                                   455,991

                                                       Principal        Value
                                                       ---------        -----

 Chemicals - 0.44%
 Borden Chemicals & Plactics, 9.50% due 05/01/05        $250,000     $145,000
 Geo Specialty Chemicals, Inc. 10.125% due 08/01/08       20,000       15,400
                                                                 ------------
                                                                      160,400
 Crude Petroleum & Natural Gas - 1.50%
 Pennzoil Company,
 10.25% due 11/01/05                                     500,000      554,785
                                                                 ------------
 Electronic Equipment & Services - 0.51%
 Breed Technologies, Inc.,
 9.25% due 04/15/08/2/                                   500,000        3,750
 Flextronics International, Ltd.: 8.75% due 10/15/07      60,000       57,900
 9.875% due 07/01/10                                     125,000      126,250
                                                                 ------------
                                                                      187,900
 Finance Companies - 1.25%
 Ono Finance Company Plc, 144A
 13.00% due 05/01/09                                     600,000      462,000
                                                                 ------------
 Food & Drug Distribution - 1.38%
 Agrilink Foods, Inc.
 11.875% due 11/01/08                                    300,000      214,500
 Express Scripts, Inc.,
 9.625% due 06/15/09                                      50,000       49,937
 Pharmerica, Inc.,
 8.375% due 04/01/08                                     325,000      243,750
                                                                 ------------
                                                                      508,187
 Healthcare Providers & Services - 2.28%
 Iasis Healthcare Corp.,
 13.00% due 10/15/09                                     235,000      216,200
 Lifepoint Hospitals, Inc.,
 10.75% due 05/15/09                                      50,000       53,250
 Manor Care, Inc.,
 7.50% due 06/15/06                                      250,000      206,483
 Omega Healthcare Investments, Inc.
 6.95% due 06/15/02                                      135,000      119,903
 Universal Hospital Services, Inc.,
 10.25% due 03/01/08                                     350,000      245,000
                                                                 ------------
                                                                      840,836
 Home Builders - 0.13%
 Beazer Homes, Inc.:
 8.875% due 04/01/08                                      25,000       23,500
 9.00% due 03/01/04                                       25,000       24,094
                                                                 ------------
                                                                       47,594
 Hotels, Restaurants & Leisure - 4.45%
 Crown Castle International Corp.,
 Zero Coupon due 05/15/11                                350,000      224,000
 Hollywood Casino, Shreveport,
 13.0% due 08/01/06                                      400,000      428,000
 Isle of Capri Casinos, Inc.,
 8.75% due 04/15/09                                       25,000       22,688

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                   Principal        Value
                                   ---------        -----

Hotels, Restaurants & Leisure - continued
Perkins Family Restaurant,
10.125% due 12/15/07                 $25,000      $23,375
Prime Hospitality Corp.,
9.75% due 04/01/07                   300,000      301,875
Riviera Black Hawk, Inc.,
13.00% due 05/01/05                  300,000      306,750
Speedway Motorsports, Inc.,
8.50% due 08/15/07                   350,000      330,750
                                             ------------
                                                1,637,438
Internet Services - 0.35%
Globix Corp.,
12.50% due 01/01/10                  200,000      128,000
                                             ------------
Machinery - 0.96%
Lennar Corp.,
9.95% due 05/01/10                   125,000      127,500
Pennhall International, Inc.,
12.0% due 08/01/06                   250,000      227,500
                                             ------------
                                                  355,000
Media - 1.01%
Cumulus Media, Inc.,
10.375% due 07/01/08                 350,000      290,500
Echostar DBS Corp.,
9.375% due 02/01/09                   10,000        9,837
Susquehanna Media Co.,
8.50% due 05/15/09                    50,000       49,000
Transwestern Publishing Co.,
9.625% due 11/15/07                   25,000       24,813
                                             ------------
                                                  374,150
Merchandising - 1.17%
Big 5 Corp.,
10.875% due 11/15/07                 125,000      111,875
True Temper Sports, Inc.,
10.875% due 12/01/08                 325,000      318,500
                                             ------------
                                                  430,375
Natural Gas - 0.14%
Leviathan Gas Pipeline Partners,
10.375% due 06/01/09                  50,000       52,625
                                             ------------
Oil & Gas Producers - 2.41%
Baker Hughes, Inc.
6.25% due 01/15/09                   150,000      141,615
Countrywide Funding Corp.,
6.25% due 04/15/09                   148,000      133,471
Grey Wolf, Inc.,
8.875% due 07/01/07                   25,000       24,250
Grey Wolf, Inc.,
8.875% due 07/01/07                  300,000      291,000
HS Resources, Inc.,
9.25% due 11/15/06                    50,000       49,500
HS Resources, Inc. Series B,
9.25% due 11/15/06                   250,000      249,375
                                             ------------
                                                  889,211

                                    Principal        Value
                                    ---------        -----

Oil Exploration & Production 0.61%
Costilla Energy, Inc.,
10.25% due 10/01/06                  $500,000     $225,000
                                              ------------
Other - 0.51%
Ekabel Hessen, 144A
14.50% ue 09/01/10                    100,000       94,000
United Pan Europe,
11.25% due 02/01/10                   125,000       94,375
                                              ------------
                                                   188,375
Paper & Forest Products - 1.01%
Bear Island Paper Co. LLC,
10.00% due 12/01/07                   285,000      247,950
Pacifica Papers, Inc.
10.00% due 03/15/09                   125,000      123,438
                                              ------------
                                                   371,388
                                              ------------
Pharmaceuticals - 0.40%
ICN Pharmaceuticals, Inc.,
8.75% due 11/15/08                    150,000      148,875
                                              ------------
Pollution Control - 0.34%
Allied Waste Industries, Inc.,
10.00% due 08/01/09                   150,000      126,750
                                              ------------
Real Estate - 0.84%
Grove Worldwide, Inc.,
9.25% due 05/01/08                    175,000       24,500
HMH Properties, Inc.,
7.875% due 08/01/08                   100,000       91,875
Meditrust Corp.
7.00% due 08/15/07                    276,000      193,200
                                              ------------
                                                   309,575
                                              ------------
Steel - 0.83%
Renco Steel Holdings, Inc.,
10.875% due 02/01/05                  100,000       84,000
WCI Steel, Inc.,
10.00% due 12/01/04                   275,000      221,375
                                              ------------
                                                   305,375
                                              ------------
Telecommunication Services - 14.17%
Adelphia Communications Corp.,
9.50% due 02/15/04                     46,998       44,061
Benedek Communications Corp.,
13.25% due 05/15/06                   250,000      212,500
Century Communications Corp.,
8.875% due 01/15/07                   175,000      150,500
Charter Communications,
10.25% due 01/15/10                   200,000      194,500
Coaxial Communications, Inc.,
10.00% due 08/15/06                    25,000       24,125
Concentric Network Corp.,
12.75% due 12/15/07                   150,000      141,750
Covad Communications Group, Inc.,
12.00% due 02/15/10                   350,000      168,000

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                            Principal        Value
                                            ---------        -----

Telecommunication Services - continued
Energis Plc.,
9.75% due 06/15/09                            $25,000      $23,875
Frontiervision Holdings,
11.875% due 09/15/07                          400,000      342,000
GTE Corp.,
6.94% due 04/15/28                             18,000       16,359
GT Group Telecommunications, Inc.,
13.25% due 02/01/10                           150,000       54,750
International Cabletel, Inc.,
11.50% due 02/01/06                         1,000,000      900,000
Level 3 Communications, Inc.,
12.875% due 03/15/10                          550,000      272,250
Microcell Telecommunications,
12.00% due 06/01/09                           325,000      227,500
Netia Holdings II B.V.,
13.125% due 06/15/09                          300,000      258,000
Nextel Communications,
9.95% due 02/15/08                            750,000      560,625
Northpoint Communications,
12.875% due 02/15/10                          300,000      279,000
NTL Communications Corp.,
11.50% due 10/01/08                           100,000       92,000
PSI Net, Inc.,
11.0% due 08/01/09                            100,000       48,500
Pegasus Communications Corp.,
9.75% due 12/01/06                             25,000       24,375
Spectrasite Holdings, Inc.,
12.875% due 03/15/10                          600,000      291,000
Sprint Capital Corp.,
6.125% due 11/15/08                           150,000      133,226
Telewest Communication Plc,
Step up to 11.00% due 10/01/07                500,000      440,000
Versatel Telecommunications B.V.
13.25% due 05/15/08                           150,000      111,750
Versatel Telecommunications Int'l., Inc.,
13.25% due 05/15/08                            50,000       38,000
Williams Communications Group,
11.70% due 08/01/08                           200,000      177,500
                                                      ------------
                                                         5,226,146
                                                      ------------
Textiles - 0.29%
Galey & Lord, Inc., 9.125% due 03/01/08       175,000      108,500
                                                      ------------
Utilities-Electric - 0.14%
CaithnessCoso Funding Corp.
9.05% due 12/15/09                             50,000       50,000
                                                      ------------
TOTAL CORPORATE BONDS
(Cost $16,438,799)                                      14,749,187
                                                      ------------

                                                   Principal        Value
                                                   ---------        -----

U.S. TREASURY OBLIGATIONS - 0.80%
U.S. Treasury Notes - 0.80%
4.75% due 11/15/08                                  $315,000     $293,145
                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $316,401)                                                  $293,145
                                                             ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.14%
Federal Home Loan Banks - 0.89%
6.50% due 05/01/29                                  $140,847     $135,433
7.00% due 06/01/29                                   197,424      193,536
                                                             ------------
                                                                  328,969
                                                             ------------
Federal Home Loan Mortgage Corporation - 1.34%
8.50% due 05/01/08                                   241,473      246,303
10.00% due 05/15/20                                  201,007      209,737
11.565% due 06/15/21                                 133,461       38,477
                                                             ------------
                                                                  494,517
                                                             ------------
Government National Mortgage Association - 1.50%
7.50% due 07/15/27                                   239,528      240,426
7.50% due 10/15/27                                   246,234      247,157
7.50% due 10/15/27                                    65,253       65,498
                                                             ------------
                                                                  553,081
                                                             ------------
Federal National Mortgage Association - 5.24%
7.50% TBA                                          1,000,000      998,750
5.50% due 01/01/29                                    46,358       42,258
5.50% due 06/01/29                                   441,060      402,053
8.00% due 11/01/28                                   439,739      445,923
13.00% due 11/01/15                                   37,512       42,857
                                                             ------------
                                                                1,931,841
Federal National Mortgage Association -
Interest Only - 2.71%
Interest Only due 03/17/20, REMIC                  5,225,005       86,456
Interest Only due 02/25/35, REMIC                  5,778,047      304,799
Interest Only due 10/17/36, REMIC                 12,543,561      278,483
Interest Only due 06/25/38, REMIC                  6,093,147      329,419
                                                             ------------
                                                                  999,157
                                                             ------------
Federal National Mortgage Association - CMO - 1.24%
7.394% due 08/17/03, REMIC                           103,382      103,106
8.80% due 01/25/19, REMIC                            295,072      302,541
10.40% due 04/25/19, REMIC                            48,278       51,114
                                                             ------------
                                                                  456,761
                                                             ------------
Student Loan Marketing Association - 1.22%
7.20% due 11/09/00                                   450,000      450,000
                                                             ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,580,524)     $5,214,326
                                                             ------------

FIXED INCOME - OTHER - 21.85%
Collateralized Mortgage Obligations - 9.13%
First Union Residential Securities,
7.00% due 08/25/28                                  $240,598     $216,712

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Principal        Value
                                        ---------        -----

 Collateralized Mortgage Obligations - 9.13%
 Green Tree Financial Corp.,
 7.07% due 09/15/07/\                  $2,009,666   $1,929,279
 Mid State Trust VI, Class A,
 7.34% due 07/01/35/\                   1,269,830    1,219,824
                                                  ------------
                                                     3,365,815
                                                  ------------
 Commercial Mortgage Backed Securities - 5.14%
 Commercial Mortgage Asset Trust,
 7.35% due 08/17/13                     1,200,000    1,174,778
 DLJ Commercial Mortgage Corp.,
 Interest Only Strips: due 05/10/23     9,520,632      363,715
 due 11/12/31                           7,517,515      355,804
                                                  ------------
                                                     1,894,297
 Residential Subordinate Securities - 7.58%
 GE Capital Management Services, Inc.
 6.75% due 11/25/28                       977,859      886,801
 PNC Mortgage Securities Corp.,
 6.734% due 07/25/28                      411,013      361,703
 6.750% due 05/25/28                      341,137      299,280
 6.770% due 03/25/29                      491,695      446,267
 6.838% due 05/25/28                      462,537      412,509
 6.910% due 04/25/29                      439,576      390,189
                                                  ------------
                                                     2,796,749
 TOTAL FIXED INCOME - OTHER
 (Cost $8,568,069)                                  $8,056,861
                                                  ------------
 FOREIGN GOVERNMENT OBLIGATIONS - 21.32%
 Algeria - 1.25%
 6.375% due 03/04/10                     $570,000     $460,988
                                                  ------------
 Republic of Argentina - 0.34%
 6.812% due 03/31/05                      144,000      125,172
                                                  ------------
 Federal Republic of Brazil - 4.21%
 7.00% due 04/15/12                       600,000      441,000
 8.00% due 04/15/14                     1,493,700    1,111,911
                                                  ------------
                                                     1,552,911
 National Republic of Bulgaria - 0.77%
 2.75% due 07/28/12                       400,000      282,000
                                                  ------------
 Government of France - 0.28%
 5.50% due 04/25/29                       125,000      103,731
                                                  ------------
 Federal Republic of Germany - 0.95%
 4.000% due 07/04/09                      110,000       85,384
 4.250% due 11/26/04                      200,000      164,459
 5.625% due 01/04/28                      120,000      101,455
                                                  ------------
                                                       351,298
 Republic of Greece - 0.39%
 8.80% due 06/19/07                    50,000,000      144,264
                                                  ------------
 Republic of Italy - 0.23%
 5.25% due 11/01/29                       110,000       84,273
                                                  ------------

                                     Principal        Value
                                     ---------        -----

Government of Mexico - 4.38%
6.25% due 12/31/19                  $1,650,000   $1,455,570
10.375% due 02/17/09                   150,000      159,015
                                               ------------
                                                  1,614,585
Government of Morocco - 0.81%
6.843% due 01/01/09                    344,048      299,321
                                               ------------
Kingdom of Norway - 1.13%
5.75% due 11/30/04                   4,000,000      417,157
                                               ------------
Government of Peru - 2.00%
3.75% FRB due 03/07/17               1,400,000      738,500
                                               ------------
Republic of South Africa - 2.42%
12.0% due 02/28/05                   3,500,000      447,917
13.00% due 08/31/10                  3,500,000      444,422
                                               ------------
                                                    892,339
                                               ------------
Kingdom of Spain - 0.19%
6.15% due 01/31/13                      80,000       71,001
                                               ------------
Kingdom of Sweden - 0.25%
10.25% due 05/05/03                    800,000       90,235
                                               ------------
Republic of Venezuela - 1.72%
7.437% due 03/31/07                    773,805      634,520
                                               ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $7,800,103)                                $7,862,295
                                               ------------
                                        Shares        Value
                                        ------        -----
COMMON STOCK UNIT - 0.02%
Ono Finance Company 144A
(Cost $0)                                  100       $7,225
                                               ------------
PREFERRED STOCK - 0.65%
TCR Holdings-Class B                       570           $6
TCR Holdings-Class C                       314            3
TCR Holdings-Class D                       827            8
TCR Holdings-Class E                     1,711           17
                                               ------------
                                                         34
                                               ------------
Telecommunications - 0.65%
Adelphia Communications Corp., PIK
Series B, 13.00% (Cost $247,578)         2,500     $239,375
                                               ------------
RIGHTS & WARRANTS - 0.09%
Crude Petroleum & Natural Gas - 0.07%
Terex Corporation,
rights expire 12/31/00                   2,000      $25,126
                                               ------------
Other - 0.00%
BCP Holdings Corp.
exp. 04/15/04                              500            0
                                               ------------
Telephone - 0.00%
In-flight Phone Corp.,
warrants, expire 5/15/02                 1,000            0
                                               ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Shares        Value
                                                         ------        -----

Telecommunications - 0.02%
GT Group Telecommunications, Inc.,
warrants expire 02/01/10 144A                               150       $7,575
                                                                ------------
TOTAL RIGHTS & WARRANTS
(Cost $7,176)                                                        $32,701
                                                                ------------
                                                      Principal        Value
                                                      ---------        -----
REPURCHASE AGREEMENT - 1.07%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/31/00 at 6.42%, to be repurchased at
$394,069 on 11/01/00, collateralized by $350,000
U.S. Treasury Bonds, 10.75% due 05/15/03 (valued at
$403,017, including interest)
(Cost $394,000)                                        $394,000     $394,000
                                                                ------------
                                                     Contracts         Value
                                                     ----------        -----
PUT OPTIONS - 0.08%
Real Estate Investment Trust - 0.08%
Meditrust Exercisable Put Option,
7.114%, Exp. 08/15/04 (Cost $23,989)                     50,000      $31,500
                                                                ------------
TOTAL INVESTMENTS (Strategic Income Fund)
(Cost $39,376,639)                                               $36,880,649
                                                                ------------

----------------------------------------------------------------------------
U.S. Government Securities Fund
----------------------------------------------------------------------------

                                                      Principal        Value
                                                      ---------        -----
U.S. TREASURY OBLIGATIONS - 4.17%
U.S. Treasury Bonds - 4.17%
5.25% due 08/15/03
(Cost $2,565,903)                                    $2,600,000   $2,556,944
                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.19%
Federal Agriculture Mortgage Corporation - 0.85%
7.02% due 03/26/04                                     $520,000     $518,133
                                                                ------------
Federal Home Loan Banks - 3.57%
5.80% due 09/02/08/\                                  1,500,000    1,419,615
6.70% due 05/07/03                                      275,000      273,625
7.00% due 03/10/05/\                                    500,000      496,560
                                                                ------------
                                                                   2,189,800
Federal Home Loan Mortgage Corporation - 32.71%
6.50% Gold Balloon, TBA**                             2,800,000    2,742,264
7.50% Gold Single, TBA**                              3,000,000    3,021,570
8.00% Gold Single, TBA**                                700,000      709,408
8.50% Gold Single, TBA**                              6,000,000    6,144,360
6.875% due 01/15/05/\                                 7,000,000    7,089,670
8.00% due 06/01/08                                      109,423      110,619
8.25% due 07/01/06                                       81,685       82,801

                                 Principal        Value
                                 ---------        -----

Federal Home Loan Mortgage Corporation - continued
8.50% due 05/01/08                 $98,930     $100,427
11.75% due 08/01/13                 30,472       33,494
                                           ------------
                                             20,034,613
Federal National Mortgage Association - 28.58%
6.527% due 05/25/30 REMIC        2,750,000    2,612,737
6.58% due 12/28/28               1,830,407    1,792,599
6.783% due 01/17/03 REMIC          641,086      631,482
7.00% due TBA**                  2,400,000    2,351,256
7.125% due 02/15/05/\            8,500,000    8,685,895
7.50% due TBA**                  1,250,000    1,258,600
8.00% due 08/01/04                  10,998       10,991
8.50% due 08/01/02                  15,343       15,366
11.00% due 02/01/15                    354          389
11.50% due 04/01/19                130,484      144,469
                                           ------------
                                             17,503,784
Government National Mortgage Association - 2.48%
7.50% due 04/15/02                  55,887       55,903
7.75% due 04/15/04                  32,441       32,758
8.00% due 11/15/06 - 02/15/08       22,897       23,374
9.00% due 12/15/16                 544,142      565,429
10.25% due 03/15/01                  1,705        1,719
11.00% due 11/20/14 - 09/20/15       7,934        8,506
11.25% due 10/20/15                  3,724        4,013
11.50% due 03/15/13 - 10/20/15     275,503      302,309
12.50% due 09/15/14                 16,039       17,983
13.00% due 01/15/11 - 06/15/15     205,565      230,722
13.25% due 07/15/14                 38,339       43,276
13.50% due 11/15/12 - 02/15/13      33,092       37,767
15.00% due 07/15/11 - 09/15/12      46,268       54,404
15.50% due 08/15/11 - 09/15/11     115,874      132,899
16.00% due 11/15/11                  9,104       10,566
                                           ------------
                                              1,521,628
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $42,288,977)                          $41,767,958
                                           ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT TERM -
 16.31%
Federal Home Loan Mortgage Corporation - 16.31%
6.36% due 11/07/00
(Cost $9,989,367)               $9,989,367   $9,989,367
                                           ------------


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                       Principal        Value
                                                       ---------        -----

REPURCHASE AGREEMENTS - 11.33%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/31/00 at 6.42%, to be repurchased at
$6,939,237 on 11/01/00, collateralized by $5,375,000
U.S. Treasury Bonds, 8.75% due 05/15/17 (valued at
$7,108,311, including interest) (Cost $6,938,000)     $6,938,000   $6,938,000
                                                                 ------------
TOTAL INVESTMENTS
(U.S. Government Securities Fund)
(Cost $61,782,247)                                                $61,252,269
                                                                 ------------

--------------------------------------------------------------------------------
Money Market Fund
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 96.73%
Ace INA Holdings, Inc.,
6.60% due 11/10/00                   $1,000,000  $998,350
Ace INA Holdings, Inc.,
6.57% due 11/14/00                      409,000   408,030
Albertson's, Inc.,
6.52% due 11/13/00                      700,000   698,479
Albertson's, Inc.,
6.55% due 11/06/00                    1,000,000   999,090
AON Corp.,
6.53% due 11/13/00                      303,000   302,340
AON Corp.,
6.53% due 11/17/00                    1,493,000 1,488,667
BancOne Corp.,
6.56% due 01/10/01                    1,909,000 1,884,650
Baxter International, Inc.,
6.52% due 11/07/00                      700,000   699,239
Baxter International, Inc.,
6.52% due 12/01/00                    1,100,000 1,094,023
Bellsouth Telecommunications, Inc.,
6.47% due 11/28/00                    1,000,000   995,147
Cardinal Health, Inc.,
6.49% due 12/05/00                    1,000,000   993,871
Cardinal Health, Inc.,
6.50% due 12/05/00                      800,000   792,922
Ciesco L.P.,
6.45% due 12/14/00                      800,000   793,837
Coca Cola Co.,
6.45% due 12/06/00                    1,000,000   993,729
Cooper Industries, Inc.,
6.55% due 11/08/00                      915,000   913,835
Countrywide Home Loans, Inc.,
6.55% due 11/16/00                      971,000   968,350
Delaware Funding Corp.,
6.53% due 01/17/01                    1,520,000 1,498,770
Dover Corporation,
6.49% due 11/13/00                      598,000   596,706

                                              Principal        Value
                                              ---------        -----

COMMERCIAL PAPER - continued
Dover Corporation,
6.70% due 02/28/01                           $1,000,000    1,000,000
Duke Capital Corp.,
6.55% due 11/22/00                            1,406,000    1,400,628
Eastman Kodak Company,
6.49% due 12/04/00                              711,000      706,770
Ford Motor Credit Corp.,
6.91% due 10/01/01                            1,800,000    1,802,504
General Electric Capital Corp.,
6.52% due 01/18/01                            1,000,000      985,873
General Motors Acceptance Corp.,
7.11% due 07/11/01                            2,000,000    2,004,791
Goldman Sachs Group LP,
6.52% due 01/19/01                            1,000,000      985,692
Govco, Inc.,
6.51% due 11/21/00                              800,000      797,107
Govco, Inc.,
6.55% due 01/31/01                            1,000,000      983,443
Harley Davidson Dealer Funding,
6.49% due 11/09/00                            1,000,000      998,558
Household International, Inc.,
6.53% due 11/10/00                            1,800,000    1,797,062
Jefferson Pilot Corp.,
6.53% due 02/28/01                            1,000,000      978,415
Morgan Stanley Dean Witter,
6.47% due 12/13/00                            1,000,000      992,452
Omnicom Finance, Inc.,
6.57% due 11/21/00                            1,631,000    1,625,047
PPG Industries, Inc.,
6.50% due 11/03/00                              683,000      682,753
Pacific Gas & Electric Co.,
6.52% due 01/31/01                            1,020,000    1,003,189
Receivables Capital Corp.,
6.51% due 11/01/00                            1,200,000    1,200,000
Receivables Capital Corp.,
6.53% due 01/25/01                              672,000      661,639
Safeway, Inc.,
6.70% due 12/18/00                            1,000,000      991,253
Salomon Smith Barney Holdings, Inc.,
6.48% due 11/20/00                            1,000,000      996,580
Southern California Edison Co.,
6.48% due 11/08/00                              983,000      981,761
Southern California Edison Co.,
6.53% due 11/02/00                              860,000      859,844
Textron Financial Corp.,
6.57% due 01/05/01                            1,000,000      988,138
United Healthcare Corp., 6.53% due 12/11/00     900,000      893,470
United Healthcare Corp., 6.53% due 12/12/00   1,000,000      992,563

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

 COMMERCIAL PAPER - continued
 Wal Mart Stores, Inc., 6.47% due 11/27/00                $675,000     $671,846
                                                                   ------------
 TOTAL COMMERCIAL PAPER
 (Cost $45,101,413)                                                 $45,101,413
                                                                   ------------

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.22%
 Student Loan Marketing Association - 3.22%
 6.805% due 02/21/01
 (Cost $1,500,000)                                      $1,500,000   $1,500,000
                                                                   ------------

 REPURCHASE AGREEMENT - 0.05%
 Repurchase Agreement with State Street Bank & Trust
 dated 10/31/00 at 6.42%, to be repurchased at $27,005
 on 11/01/00, collateralized by $20,000 U.S. Treasury
 Bonds, 11.25% due 02/15/15 (valued at $30,341,
 including interest)
 (Cost $27,000)                                            $27,000      $27,000
                                                                   ------------
 TOTAL INVESTMENTS (Money Market Fund)
 (Cost $46,628,413)                                                 $46,628,413
                                                                   ------------

-------------------------------------------------------------------------------
Municipal Money Market Fund
-------------------------------------------------------------------------------
                                                         Par Value        Value
                                                         ---------        -----
 SHORT-TERM INVESTMENTS - 100.00%
 Colorado - 4.12%
 Colorado Health Facilities Authority,
 4.40% due 05/15/20                                       $100,000     $100,000
 Colorado Springs Utilities,
 5.00% due 11/15/00                                        200,000      200,036
                                                                   ------------
                                                                        300,036
                                                                   ------------
 Florida - 6.17%
 Broward County Industrial Development,
 4.20% due 04/01/08                                        200,000      200,000
 Orlando Special Assessment, 4.25% due 10/01/21            250,000      250,000
                                                                   ------------
                                                                        450,000
                                                                   ------------
 Georgia - 3.43%
 Municipal Electric Authority Georgia,
 4.30% due 01/01/20                                        250,000      250,000
                                                                   ------------
 Illinois - 8.23%
 Chicago, Illinois,
 4.30% due 01/01/12                                        300,000      300,000
 llinois Health Facilities Authority, 4.35% due
 11/15/29                                                  100,000      100,000

                                                       Par Value        Value
                                                       ---------        -----

Illinois - continued
Illinois State Toll Highway Authority,
4.40% due 01/01/16                                      $200,000     $200,000
                                                                 ------------
                                                                      600,000
                                                                 ------------
Indiana - 6.86%
Indiana Secondary Market Educational Loans,
4.40% due 12/01/14                                       300,000      300,000
Marion Indiana Economic Development,
4.35% due 06/30/01                                       200,000      200,000
                                                                 ------------
                                                                      500,000
                                                                 ------------
Kentucky - 6.17%
Ashland Kentucky Pollution Control,
4.35% due 04/01/09                                       200,000      200,000
Kentucky Higher Education Student Loan,
4.35% due 06/01/26                                       250,000      250,000
                                                                 ------------
                                                                      450,000
                                                                 ------------
Maine - 4.12%
Maine State Housing Authority, 4.40% due 10/28/32        300,000      300,000
                                                                 ------------
Maryland - 1.37%
Community Development Administration Maryland
Multifamily,
4.25% due 06/15/26                                       100,000      100,000
                                                                 ------------
Massachusetts - 3.43%
Massachusetts State Housing Finance Agency,
4.20% due 12/01/25                                       250,000      250,000
                                                                 ------------
Michigan - 8.23%
Bruce Township Hospital Finance, 4.25%, due 05.01.18     200,000      200,000
Detroit Michigan Sewage Disposal,
4.30% due 07/01/23                                       200,000      200,000
Grand Rapids Michigan Water Supply System,
4.20% due 01/01/20                                       200,000      200,000
                                                                 ------------
                                                                      600,000
                                                                 ------------
Minnesota - 6.18%
Duluth Minnesota Tax Increment Revenue,
4.35% due 09/01/10                                       250,000      250,000
Minneapolis Minnesota Special School District,
5.00% due 02/01/01                                       200,000      200,338
                                                                 ------------
                                                                      450,338
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                     Par Value        Value
                                                     ---------        -----

 Missouri - 5.49%
 Missouri Higher Education Student Loans,
 4.40% due 12/01/05                                   $200,000     $200,000
 Missouri State Health and Educational Facilities
 Authority,
 4.30% due 09/01/30                                    200,000      200,000
                                                               ------------
                                                                    400,000
                                                               ------------
 North Carolina - 2.74%
 North Carolina Medical Care Commission:
 4.40% due 09/01/02                                    100,000      100,000
 4.65% due 10/01/20                                    100,000      100,000
                                                               ------------
                                                                    200,000
                                                               ------------
 Ohio - 4.80%
 Cuyahoga County Ohio Industrial Development,
 4.25% due 12/01/15                                    100,000      100,000
 Franklin County Ohio Industrial Development,
 4.40% due 11/01/14                                    250,000      250,000
                                                               ------------
                                                                    350,000
                                                               ------------
 Pennsylvania - 9.69%
 Berks County Pennsylvania,
 7.25% due 11/15/00                                    305,000      305,855
 Pennsylvania State Higher Education Student Loan,
 4.40% due 12/01/25                                    100,000      100,000
 Philadelphia Pennsylvania Authority Industrial
 Development,
 4.40% due 12/01/08                                    200,000      200,000
 Quakertown Pennsylvania Hospital Authority,
 4.35% due 07/01/05                                    100,000      100,000
                                                               ------------
                                                                    705,855
                                                               ------------
 South Carolina - 7.55%
 Piedmont Municipal Power Agency,
 4.30% due 01/01/19                                    250,000      250,000
 South Carolina Educational Facilities Authority,
 4.40% due 10/01/26                                    300,000      300,000
                                                               ------------
                                                                    550,000
                                                               ------------
 Texas - 7.99%
 La Joya Texas Independent School District,
 5.00% due 02/15/01                                    200,000      201,047
 North Texas Higher Education Authority,
 4.40% due 04/01/20                                    200,000      200,000

                                                    Par Value        Value
                                                    ---------        -----

 Texas - continued
 Weslaco Texas Independent School District,
 5.25% due 02/15/01                                  $180,000     $181,100
                                                              ------------
                                                                   582,147
                                                              ------------
 Utah - 3.43%
 Utah State Board of Regents Student Loan,
 4.40% due 11/01/25                                   250,000      250,000
                                                              ------------
 TOTAL INVESTMENTS
 (Municipal Money Market Fund)
 (Cost $7,288,376)                                            $  7,288,376
                                                              ------------

--------------------------------------------------------------------------
Aggressive Growth LifeStyle Fund
--------------------------------------------------------------------------

                                                       Shares        Value
                                                       ------        -----

 AFFILIATED INVESTMENT COMPANIES - 100.0%
 INTERNATIONAL EQUITY SECURITIES - 24.6%
 North American International Equity Fund - Class
 I
 (Cost - $6,344,019)                                  543,537   $5,690,833
                                                              ------------
 DOMESTIC EQUITY SECURITIES - 65.6%
 North American Growth & Income Fund - Class I         84,703   $2,296,286
 North American Large Cap Growth Fund - Class I       257,857    4,749,722
 North American Mid Cap Growth Fund - Class I          66,242    1,189,045
 North American Mid Cap Value Fund - Class I          252,702    3,431,691
 North American Small Cap Growth Fund - Class I       203,110    3,519,898
                                                              ------------
 TOTAL DOMESTIC EQUITY SECURITIES -
 (Cost - $16,212,458)                                           15,186,642
                                                              ------------
 BONDS - 9.8%
 North American Core Bond Fund - Class I
 (Cost - $2,264,375)                                  235,651    2,269,324
                                                              ------------
 TOTAL INVESTMENTS
 (Aggressive Growth LifeStyle Fund)
 (Cost - $24,820,852)                                           23,146,799
                                                              ------------

--------------------------------------------------------------------------
Moderate Growth LifeStyle Fund
--------------------------------------------------------------------------

                                                       Shares        Value
                                                       ------        -----
 AFFILIATED INVESTMENT COMPANIES - 100.0%
 INTERNATIONAL EQUITY SECURITIES - 14.8%
 North American International Equity Fund - Class
 I
 (Cost - $3,365,870)                                  295,924   $3,098,323
                                                              ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued
(showing percentage of total value of investments)

-------------------------------------------------------------------------------

                                                    Shares        Value
                                                    ------        -----

DOMESTIC EQUITY SECURITIES - 55.6%
North American Growth & Income Fund - Class I      115,291   $3,125,544
North American Large Cap Growth Fund - Class I     175,472    3,232,199
North American Mid Cap Growth Fund - Class I        36,063      647,330
North American Mid Cap Value Fund - Class I        183,449    2,491,237
North American Small Cap Growth Fund - Class I     122,864    2,129,230
                                                           ------------
TOTAL DOMESTIC EQUITY SECURITIES -
(Cost - $12,228,852)                                        $11,625,540
                                                           ------------
BONDS - 29.6%
North American Core Bond Fund -  Class I
(Cost - $6,161,586)                                641,486   $6,177,512
                                                           ------------
TOTAL INVESTMENTS
(Moderate Growth LifeStyle Fund)
(Cost - $21,756,308)                                        $20,901,375
                                                           ------------

-------------------------------------------------------------------------------
Conservative Growth LifeStyle Fund
-------------------------------------------------------------------------------

                                                     Shares       Value
                                                     ------       -----
AFFILIATED INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY SECURITIES - 7.9%
North American International Equity Fund - Class I
(Cost - $1,593,188)                                 138,640  $1,451,557
                                                            -----------
DOMESTIC EQUITY SECURITIES - 42.6%
North American Growth & Income Fund - Class I        87,771  $2,379,481
North American Large Cap Growth Fund - Class I      133,590   2,460,729
North American Mid Cap Growth Fund - Class I         21,119     379,093
North American Mid Cap Value Fund - Class I         107,430   1,458,899
North American Small Cap Growth Fund - Class I       64,757   1,122,236
                                                            -----------
TOTAL DOMESTIC EQUITY SECURITIES -
(Cost - $8,209,599)                                          $7,800,438
                                                            -----------
BONDS - 49.5%
North American Core Bond Fund -  Class I
(Cost - $9,020,682)                                 939,197  $9,044,463
                                                            -----------
TOTAL INVESTMENTS
(Conservative Growth LifeStyle Fund)
(Cost - $18,823,469)                                        $18,296,458
                                                            -----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Key to Currency Abbreviations

AUD- Australian Dollar
CAD- Canadian Dollar
EUR- European Currency Unit
GBP- British Pound
GRD- Greek Drachma
HKD- Hong Kong Dollar
JPY- Japanese Yen
NOK- Norwegian Krone
PLN- Polish Zloty
SEK- Swedish Krona

Key to Security Abbreviations and Legend

FRB Floating Rate Bond. The interest rates shown on FRBs are the current interest rates at October 31, 2000, which are subject to change based on the terms of the security.
REMIC Real Estate Mortgage Investment Conduit
TBA   Forward Commitment
1     Non-Income producing, issuer is in default of interest payments
2 Non-Income producing, issuer is in bankruptcy and is in default of interest payments
/\    Collateral for forward commitments
*     Non-Income producing
**    Purchased on a forward commitment (Note 2)
PIK   Payment in Kind

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. North American Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of October 31, 2000, the Fund offered twenty four portfolios, and the following twenty three portfolios are included in this report:
  U.S. Equity Funds:
  Growth & Income Fund ("Growth & Income")
  Large Cap Growth Fund (formerly the Growth Equity Fund) ("Large Cap
  Growth")
  Mid Cap Growth Fund (formerly the Small/Mid Cap Fund) ("Mid Cap Growth")
  Mid Cap Value Fund ("Mid Cap Value")
  Science & Technology Fund ("Science & Technology")
  Small Cap Growth Fund (formerly the Emerging Growth Fund) ("Small Cap
  Growth")
  Small Cap Index Fund ("Small Cap Index")
  Socially Responsible Fund ("Socially Responsible")
  Stock Index Fund ("Stock Index")
  International/Global Equity Funds:
  Global Equity Fund ("Global Equity")
  International Equity Fund, ("International Equity")
  International Small Cap Fund ("International Small Cap")
  Balanced Funds:
  Balanced Fund ("Balanced")
  Income Funds:
  Core Bond Fund (formerly the Investment Quality Bond Fund) ("Core Bond") High Yield Bond Fund ("High Yield Bond")
  Municipal Bond Fund, (formerly the National Municipal Bond Fund)
  ("Municipal Bond")
  Strategic Income Fund ("Strategic Income")
  U.S. Government Securities Fund ("U.S. Government Securities")
  Money Market Funds:
  Money Market Fund ("Money Market")
  Municipal Money Market Fund ("Municipal Money Market")
  LifeStyle Funds:
  Aggressive Growth LifeStyle Fund ("Aggressive Growth LifeStyle")
  Moderate Growth LifeStyle Fund ("Moderate Growth LifeStyle")
  Conservative Growth LifeStyle Fund ("Conservative Growth LifeStyle")

All of the portfolios are diversified management investment companies except for Small Cap Growth, Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth Lifestyle, which are non-diversified management investment companies.

The Fund offers Class A, Class B, Class C, Class I and, in Core Bond and High Yield, Class II shares. Class A shares are sold with a front-end sales charge up to 5.75%. Class B and Class C shares are sold without an initial sales charge. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class C shares are sold with a contingent deferred sales charge of 1% in the first year after purchase. The redemption price per share may differ from the net asset value per share. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. Class I and Class II shares are sold only through institutional investment plans and other eligible programs as described in the prospectus and have no front-end or contingent deferred sales charges. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Investment income, realized and unrealized capital gains and losses and common expenses of each portfolio are allocated on a pro-rata basis to each class based on their relative net assets.

Effective March 10, 2000 CypressTree Investments, Inc. ("CypressTree") sold substantially all of its assets including all of the stock of CypressTree Asset Management Corporation, Inc. ("CAM"), the Trust's investment adviser, and all of the stock of CypressTree Funds Distributors, Inc. ("CFD"), the Trust's distributor, to American General Corporation ("American General"). The acquisition by American General of CypressTree's assets (herein "the Acquisition") took place pursuant to a Purchase Agreement dated February 25, 2000.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 1 - continued

The closing of the Acquisition on March 10, 2000 (the "Closing") constituted an assignment of the investment advisory agreement between CAM and the Trust with respect to the Funds, and of the distribution agreement between CFD and the Trust. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), these assignments operated to terminate automatically each of the investment advisory and distribution agreements.

American General Asset Management Corp., Inc. ("AGAM") , a subsidiary of American General Corporation, serves as investment adviser and American General Fund Distributors, Inc,. ("AGFD") serves as principal underwriter for the Fund, effective March 10, 2000. Previously, those services were provided by CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc. ("CypressTree"). AGFD serves as distributor for the Fund. Previously, this service was provided by CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree.

Effective March 10, 2000, Founders Asset Management LLC became sub-adviser to Global Equity, INVESCO Funds Group, Inc. became sub-adviser to Mid Cap Growth and Balanced, and American General Investment Management, L.P. ("AGIM") became sub-adviser to Strategic Income, Core Bond, Municipal Bond, U.S. Government Securities and Money Market.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities which are traded on a recognized exchange are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents, approved by the Board of Trustees, whose quotations reflect broker/dealer supplied valuations and electronic data processing techniques. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees. Investments of Money Market and Municipal Money Market are valued using the amortized cost method, permitted in accordance with Rule 2a-7 under the Investment Company Act. The LifeStyle Funds' securities are valued at the net asset value of the underlying fund. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

  (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

Forward Foreign Currency Contracts. All portfolios, with the exception of U.S. Government Securities, Municipal Bond, Money Market and Municipal Money Market, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined daily using forward currency exchange

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured.

Options Contracts. The Fund may use option contracts to hedge against changes in the value of securities the Fund owns or expects to purchase. The Fund may also write options on securities it owns or in which it may invest in an attempt to increase its current returns. The potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments, but is generally limited to the premium originally paid. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Exchange traded options are valued at the quoted daily settlement prices established by the exchange on which they trade.

Forward Commitments. The Fund may purchase debt securities on a "when-issued" or "forward delivery" basis. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund will establish a segregated account consisting of cash or liquid high-quality debt securities equal to the amount of the commitment to purchase when-issued or forward delivery securities. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At October 31, 2000, the forward commitments were $82,793,744 in Core Bond, $998,750 in Strategic Income and $16,254,425 in U.S. Government Securities.

Mortgage Dollar Rolls. Each of the Funds except the Money Market Fund and the Municipal Money Market Fund may enter into mortgage dollar rolls in which they sell mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures Contracts. The Fund may enter into futures contracts to hedge against market risk. Upon entering into a futures contract, the portfolio is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, which is known as the "initial margin". The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Subsequent payments, called "variation margin", are made or received by the portfolio, depending upon the fluctuation of the value of the futures contract. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain/(loss) in the Statement of Operations. Futures contracts are valued at the most recent settlement price.

Securities Lending. Certain portfolios of the Fund may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the Subadvisers to be creditworthy.

The portfolio receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral provided is invested in the State Street Bank and Trust Company Navigator Securities Lending Trust. The related income is included as interest income in the Statements of Operations. All collateral received will be

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

in an amount equal to at least 100% of the market value of the loaned securities and should be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At October 31, 2000, the value of the securities loaned amounted to $2,173,125, $8,071,068, $11,011,640, $10,136,990, $1,370,224, $3,303,575, $16,999,487, and
$2,434,396 in Growth & Income, Large Cap Growth, Mid Cap Growth, Small Cap Growth, Global Equity, International Equity, Core Bond and Strategic Income, respectively. At October 31, 2000, the value of cash collateral amounted to $2,052,000, $7,577,734, $10,716,980, $9,908,134, $1,416,057, $3,410,912,
$17,427,484, and $3,385,257 in Growth & Income, Large Cap Growth, Mid Cap Growth, Small Cap Growth, Global Equity, International Equity, Core Bond and Strategic Income, respectively.

Organization Costs. Costs incurred by the Small Cap Growth portfolio in connection with its organization are being amortized on a straight line basis over a five year period.

Federal Income Taxes. The Fund's policy is for each portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly for Core Bond, High Yield Bond, Municipal Bond, Strategic Income, U.S. Government Securities, Money Market and Municipal Money Market, quarterly for Small Cap Index, Socially Responsible, Stock Index and the LifeStyle Funds, semi-annually to shareholders of International Equity and Growth & Income, and annually to shareholders of Large Cap Growth, Mid Cap Growth, Mid Cap Value, Science & Technology, Small Cap Growth, Global Equity, International Equity and Balanced. During any particular year, net realized gains from investment, futures and foreign currency transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a federal excise tax.

Capital Loss Carryforwards. At October 31, 2000, capital loss carryforwards available to offset future recognized gains were approximately:

                              Capital Loss Carryforwards: Expiration Year
                          ----------------------------------------------------
Portfolio                   2003    2004  2005     2006      2007      2008
---------                 --------- ---- ------- --------- --------- ---------
Science & Technology.....     -       -     -        -         -     1,069,495
Growth & Income..........     -      -   974,573   232,312 5,251,432     -
Socially Responsible.....     -      -      -        -         -       159,082
Stock Index..............     -      -      -        -         -        16,953
Global Equity............     -      -      -        -         -     2,339,194
Balanced.................     -      -      -        -         -     2,378,112
Core Bond................   329,026  -      -    7,250,820 7,004,605 7,052,964
High Yield...............     -      -      -        -       710,603 3,014,754
Municipal Bond...........    24,157  -      -       20,931   262,544     3,360
Strategic Income.........     -      -   110,152     -     3,866,240 3,438,003
U. S. Government
Securities............... 1,062,756  -      -        -       594,779 1,075,945
Money Market.............     -      -    1,130    1,156       -           461

As a result of the reorganization of some of these funds during the year, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax law. Therefore, it is possible not all of these capital losses will be available for use.

Repurchase and Reverse Repurchase Agreements. Each portfolio may enter into repurchase agreements and, additionally, U.S. Government Securities may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the repurchase price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, U.S. Government Securities may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

Other. Investment security transactions are accounted for on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Fund uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain
(loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each portfolio of the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.

3. CAPITAL SHARES. Share activity for the year ended October 31, 2000, is as follows:

                              Shares      Capital       Shares      Capital
                            ----------  -----------   ----------  -----------
                                   Class A                   Class B
                            -----------------------   -----------------------
Growth & Income
Sold......................     520,232   $14,345,704     650,532   $17,609,391
Shares issued in
 connection with the
 merger of North American
 Equity-Income............     304,952     8,608,176     610,686    16,835,378
Shares issued in
 connection with the
 merger of North American
 Tax-Sensitive Equity.....       9,543       269,386      82,798     2,282,585
Shares issued in
connection with the merger
of AGSPC2 Large Cap
Value.....................      92,804     2,619,669     274,941     7,579,579
Reinvestment of
distributions.............     105,709     2,884,282     315,780     8,444,061
Redeemed..................    (605,069)  (16,899,847) (1,601,437)  (43,338,250)
                            ----------  -----------   ----------  -----------
 Net increase/(decrease)..     428,171   $11,827,370     333,300    $9,412,744
                            ----------  -----------   ----------  -----------
                                   Class C                   Class I
                            -----------------------   -----------------------
Growth & Income
Sold......................   1,062,513   $29,009,747     276,505    $7,842,218
Shares issued in
 connection with the
 merger of North American
 Equity-Income............   1,410,041    39,042,706           -             -
Shares issued in
 connection with the
 merger of North American
 Tax-Sensitive Equity.....      81,780     2,264,394           -             -
Shares issued in
connection with the merger
of AGSPC2 Large Cap
Value.....................           -             -     162,787     4,598,570
Reinvestment of
distributions.............     449,765    12,080,942
Redeemed..................  (2,073,452)  (56,268,644)    (60,597)   (1,642,017)
                            ----------  -----------   ----------  -----------
 Net increase/(decrease)..     930,647   $26,129,145     378,695   $10,798,771
                            ----------  -----------   ----------  -----------
                                   Class A                   Class B
                            -----------------------   -----------------------
Large Cap Growth
Sold......................     180,298    $3,963,213     510,101   $11,202,280
Shares issued in
connection with the merger
of AGSPC2 Large Cap
Growth....................     240,358     5,302,772     922,147    19,731,175
Reinvestment of
distributions.............      74,768     1,502,311     265,589     5,130,551
Redeemed..................    (237,334)   (5,349,958)   (551,390)  (12,079,257)
                            ----------  -----------   ----------  -----------
 Net increase/(decrease)..     258,090    $5,418,338   1,146,447   $23,984,749
                            ----------  -----------   ----------  -----------
                                   Class C                   Class I
                            -----------------------   -----------------------
Large Cap Growth
Sold......................     542,311   $12,012,298     817,135   $17,838,190
Shares issued in
connection with the merger
of AGSPC2 Large Cap
Growth....................           -             -     297,894     6,578,574
Reinvestment of
distributions.............     214,569     4,238,969      82,237     1,547,705
Redeemed..................    (395,536)   (8,550,664)   (159,511)   (3,393,150)
                            ----------  -----------   ----------  -----------
 Net increase/(decrease)..     361,344    $7,700,603   1,037,755   $22,570,919
                            ----------  -----------   ----------  -----------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares    Capital     Shares      Capital       Shares      Capital
                         ---------  ---------  ---------   -----------   ---------   -----------
                                                      Class A                   Class B
                                               -----------------------   -----------------------
Mid Cap Growth
Sold....................                          236,428    $4,958,839     398,588    $8,068,295
Shares issued in
 connection with the
 merger of AGSPC2 Mid
 Cap Growth.............                          112,209     2,428,094     326,329     6,785,306
Reinvestment of
distributions...........                          152,684     2,771,897     446,218     7,770,631
Redeemed................                         (168,892)   (3,635,675)   (366,298)   (7,489,811)
                                               ---------   -----------   ---------   -----------
 Net
 increase/(decrease)....                          332,429    $6,523,155     804,837   $15,134,421
                                               ---------   -----------   ---------   -----------
                                                      Class C                   Class I
                                               -----------------------   -----------------------
Mid Cap Growth
Sold....................                          478,136    $9,593,264     139,968    $3,018,075
Shares issued in
 connection with the
 merger of AGSPC2 Mid
 Cap Growth.............                                -             -     471,490    10,228,987
Reinvestment of
distributions...........                          372,559     6,549,451     106,192     1,883,847
Redeemed................                         (559,008)  (11,298,090)    (69,387)   (1,465,582)
                                               ---------   -----------   ---------   -----------
 Net
 increase/(decrease)....                          291,687    $4,844,625     648,263   $13,665,327
                                               ---------   -----------   ---------   -----------
                                                      Class A                   Class B
                                               -----------------------   -----------------------
Mid Cap Value
Sold....................                          144,253    $1,841,667     472,924    $5,823,819
Reinvestment of
distributions...........                           31,579       373,702      88,412     1,029,601
Redeemed................                         (118,255)   (1,550,678)   (384,551)   (4,956,358)
                                               ---------    -----------  ---------    -----------
 Net
 increase/(decrease)....                           57,577      $664,691     176,785    $1,897,062
                                               ---------    -----------  ---------    -----------
                                Class C               Class I                   Class II
                         --------------------  -----------------------   -----------------------
Mid Cap Value
Sold....................     43,900   $601,390  1,252,181   $16,290,616      11,121      $137,028
Reinvestment of
distributions...........      2,397     29,983     68,110       845,335      16,112       181,253
Redeemed................                         (599,402)   (7,827,596)   (149,144)   (1,862,031)
                         ---------  ---------  ---------    -----------  ---------    -----------
 Net
 increase/(decrease)....     46,297   $631,373    720,889    $9,308,355    (121,911)  ($1,543,750)
                         ---------  ---------  ---------    -----------  ---------    -----------
                                                      Class A                   Class B
                                               -----------------------   -----------------------
Science & Technology
Sold....................                          604,655    $5,510,690   2,111,172   $18,832,737
Reinvestment of
distributions...........
Redeemed................                          (32,401)     (283,380)   (138,114)   (1,184,568)
                                               ---------    -----------  ---------    -----------
 Net
 increase/(decrease)....                          572,254    $5,227,310   1,973,058   $17,648,169
                                               ---------    -----------  ---------    -----------
                                                      Class C                   Class I
                                               -----------------------   -----------------------
Science & Technology
Sold....................                          136,418    $1,133,849      66,676      $666,741
Reinvestment of
distributions...........
Redeemed................                             (234)       (1,808)
                                               ---------    -----------  ---------    -----------
 Net
 increase/(decrease)....                          136,184    $1,132,041      66,676      $666,741
                                               ---------    -----------  ---------    -----------
                                                      Class A                   Class B
                                               -----------------------   -----------------------
Small Cap Growth
Sold....................                          179,013    $3,493,309     256,423    $4,499,113
Shares issued in
 connection with the
 merger of AGSPC2 Small
 Cap Growth.............                          257,697     5,093,883     754,012    14,548,655
Reinvestment of
distributions...........                           21,216       354,265      50,039       812,730
Redeemed................                          (81,989)   (1,648,781)   (246,538)   (4,858,401)
                                               ---------    -----------  ---------    -----------
 Net
 increase/(decrease)....                          375,937    $7,292,693     813,936   $15,002,097
                                               ---------    -----------  ---------    -----------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares     Capital      Shares      Capital       Shares      Capital
                         ---------   ----------  ---------   -----------   ----------  ------------
                                                        Class C                    Class I
                                                 -----------------------   ------------------------
Small Cap Growth
Sold....................                            185,962    $3,432,164     434,971      $8,306,602
Shares issued in
 connection with the
 merger of AGSPC2 Small
 Cap Growth.............                                  -             -     469,456       9,303,218
Reinvestment of
distributions...........                             11,278       182,974      45,510         762,287
Redeemed................                            (33,565)     (598,912)   (133,113)     (2,503,418)
                                                 ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....                            163,675    $3,016,226     816,824     $15,868,689
                                                 ---------    -----------  ----------    ------------

                                Class A                 Class B                    Class C
                         ----------------------  -----------------------   ------------------------
Small Cap Index
Sold....................     23,750    $275,800      96,627    $1,116,799       3,483         $39,259
Reinvestment of
distributions...........     70,177     702,455      88,320       874,356         337           3,142
Redeemed................    (13,488)   (156,325)    (21,268)     (240,302)
                         ---------   ----------  ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....     80,439    $821,930     163,679    $1,750,853       3,820         $42,401
                         ---------   ----------  ---------    -----------  ----------    ------------

                                                        Class A                    Class B
                                                 -----------------------   ------------------------
Socially Responsible
Sold....................                             28,809      $352,586      89,213      $1,088,674
Reinvestment of
distributions...........                              6,476        78,486      11,019         133,425
Redeemed................                            (12,932)     (157,649)    (35,336)       (424,336)
                                                 ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....                             22,353      $273,423      64,896        $797,763
                                                 ---------    -----------  ----------    ------------

                                Class C                 Class I                   Class II
                         ----------------------  -----------------------   ------------------------
Socially Responsible
Sold....................      4,696     $59,576     852,292   $10,531,657           8            $100
Reinvestment of
distributions...........                      -       8,931       108,358       5,774          70,009
Redeemed................                           (533,794)   (6,608,539)   (132,317)     (1,631,480)
                         ---------   ----------  ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....      4,696     $59,576     327,429    $4,031,476    (126,535)    ($1,561,371)
                         ---------   ----------  ---------    -----------  ----------    ------------

                                Class A                 Class B                    Class C
                         ----------------------  -----------------------   ------------------------
Stock Index
Sold....................    257,610  $3,300,025   1,030,761   $13,150,515      39,852        $506,404
Reinvestment of
distributions...........      7,328      94,341      11,656       148,815           1              19
Redeemed................    (52,165)   (667,516)   (296,871)   (3,762,586)
                         ---------   ----------  ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....    212,773  $2,726,850     745,546    $9,536,744      39,853        $506,423
                         ---------   ----------  ---------    -----------  ----------    ------------
                                Class A                 Class B                    Class C
                         ----------------------  -----------------------   ------------------------
Global Equity
Sold....................    561,515  $6,564,695      61,443      $779,179   2,354,014     $29,022,558
Reinvestment of
distributions...........    102,952   1,452,654     223,719     3,087,303     391,138       5,421,137
Redeemed................   (676,962) (8,745,579)   (952,125)  (12,058,568) (3,783,257)    (47,863,041)
                         ---------   ----------  ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....    (12,495)  ($728,230)   (666,963)  ($8,192,086) (1,038,105)   ($13,419,346)
                         ---------   ----------  ---------    -----------  ----------    ------------


                                                        Class A                    Class B
                                                 -----------------------   ------------------------
International Equity
Sold....................                            752,978    $8,539,000     223,968      $2,565,738
Shares issued in
 connection with the
 merger of AGSPC2
 International Growth...                            241,933     2,836,359     540,423       6,262,957
Shares issued in
 connection with the
 merger of AGSPC2
 International Value....                            275,839     3,233,635     577,643       6,694,306
Reinvestment of
distributions...........                             27,241       318,993      85,506         992,722
Redeemed................                           (921,853)  (10,575,559)   (883,545)    (10,072,806)
                                                 ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....                            376,138    $4,352,428     543,995      $6,442,917
                                                 ---------    -----------  ----------    ------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                            Shares      Capital       Shares      Capital         Shares      Capital
                          ---------   -----------   ----------  ------------    ----------  -----------
                                                            Class C                    Class I
                                                    ------------------------    -----------------------
International Equity
Sold....................                               162,734      $1,895,481     998,106   $11,225,802
Shares issued in
 connection with the
 merger of AGSPC2
 International Growth...                                     -               -     362,776     4,259,720
Shares issued in
 connection with the
 merger of AGSPC2
 International Value....                                     -               -     505,421     5,934,659
Reinvestment of
distributions...........                                40,660         472,060           -             -
Redeemed................                              (310,335)     (3,546,141)   (276,032)   (2,977,809)
                                                    ----------    ------------  ----------   -----------
 Net
 increase/(decrease)....                              (106,941)    ($1,178,600)  1,590,271   $18,442,372
                                                    ----------    ------------  ----------   -----------

                                 Class A                    Class B                    Class C
                          -----------------------   ------------------------    -----------------------
International Small Cap
Sold....................     617,132   $15,273,632     302,823      $7,405,887     354,827    $9,376,657
Reinvestment of
distributions...........      28,290       633,967      75,949       1,644,481      61,882     1,343,520
Redeemed................    (455,514)  (11,482,589)   (149,996)     (3,534,129)   (207,100)   (4,854,566)
                          ---------    -----------  ----------    ------------  ----------   -----------
 Net
 increase/(decrease)....     189,908    $4,425,010     228,776      $5,516,239     209,609    $5,865,611
                          ---------    -----------  ----------    ------------  ----------   -----------
                                                            Class A                    Class B
                                                    ------------------------    -----------------------

Balanced
Sold....................                               239,789      $2,221,399     169,192    $1,578,042
Shares issued in
 connection with the
 merger of AGSPC2
 Balanced...............                               260,076       2,429,626     850,413     7,900,334
Reinvestment of
distributions...........                                97,337         845,859     207,921     1,802,749
Redeemed................                              (320,654)     (2,974,969)   (898,843)   (8,259,026)
                                                    ----------    ------------  ----------   -----------
 Net
 increase/(decrease)....                               276,548      $2,521,915     328,683    $3,022,099
                                                    ----------    ------------  ----------   -----------
                                                            Class C                    Class I
                                                    ------------------------    -----------------------
Balanced
Sold....................                               147,231      $1,400,824     206,780    $1,973,415
Shares issued in
 connection with the
 merger of AGSPC2
 Balanced...............                                                           448,772     4,196,897
Reinvestment of
 distributions..........                               787,946       6,942,381
Redeemed................                            (2,057,592)    (19,112,110)    (28,756)     (271,671)
                                                    ----------    ------------  ----------   -----------
 Net
  increase/(decrease)...                            (1,122,415)   ($10,768,905)    626,796    $5,898,641
                                                    ----------    ------------  ----------   -----------

                                                            Class A                    Class B
                                                    ------------------------    -----------------------
Core Bond
Sold....................                                86,061        $836,397      61,183      $592,169
Shares issued in
 connection with the
 merger of AGSPC2 Core
 Bond...................                                18,563         178,964      49,200       474,337
Shares issued in
 connection with the
 merger of AGSPC2
 Domestic Bond..........                               340,668       3,284,382   1,140,806    10,998,835
Reinvestment of
 distributions..........                                18,168         175,504      24,870       240,124
Redeemed................                              (417,481)     (4,015,632) (1,197,400)  (11,469,196)
                                                    ----------    ------------  ----------   -----------
 Net
  increase/(decrease)...                                45,979        $459,615      78,659      $836,269
                                                    ----------    ------------  ----------   -----------


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NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares      Capital       Shares      Capital       Shares      Capital
                         ---------   -----------   ----------  -----------   ----------  ------------
                                Class C                   Class I                   Class II
                         -----------------------   -----------------------   ------------------------
Core Bond
Sold....................     46,061      $448,966   1,808,854   $17,383,782           8             $75
Shares issued in
 connection with the
 merger of AGSPC2 Core
 Bond...................          -             -      23,609       235,590  33,038,051     318,569,797
Shares issued in
 connection with the
 merger of AGSPC2
 Domestic Bond..........          -             -     693,472     6,688,535           -               -
Reinvestment of
 distributions..........     19,488       188,367      40,452       391,593     700,635       6,764,917
Redeemed................   (242,315)   (2,350,556)   (491,180)   (4,754,531)   (622,731)     (6,000,000)
                         ---------    -----------  ----------   -----------  ----------    ------------
 Net
  increase/(decrease)...   (176,766)  ($1,713,223)  2,075,207   $19,937,089  33,115,963    $319,334,789
                         ---------    -----------  ----------   -----------  ----------    ------------

                                                          Class A                    Class B
                                                   -----------------------   ------------------------
High Yield Bond
Sold....................                               32,163      $300,163     122,781      $1,123,161
Reinvestment of
 distributions..........                                1,170        10,572       8,193          73,989
Redeemed................                               (3,512)      (33,029)    (13,772)       (123,026)
                                                   ----------   -----------  ----------    ------------
 Net
  increase/(decrease)...                               29,821      $277,706     117,202      $1,074,124
                                                   ----------   -----------  ----------    ------------

                                Class C                   Class I                   Class II
                         -----------------------   -----------------------   ------------------------
High Yield Bond
Sold....................     63,079      $567,367       1,605       $14,414   7,091,254     $63,681,758
Reinvestment of
 distributions..........        601         5,208         150         1,368     704,361       6,390,330
Redeemed................          -             -      (1,596)      (14,336) (7,088,114)    (63,648,633)
                         ---------    -----------  ----------   -----------  ----------    ------------
 Net
  increase/(decrease)...     63,680      $572,575         159        $1,446     707,501      $6,423,455
                         ---------    -----------  ----------   -----------  ----------    ------------

                                Class A                   Class B                    Class C
                         -----------------------   -----------------------   ------------------------
Municipal Bond
Sold....................    138,950    $1,317,668       9,870       $94,254       1,628         $15,403
Shares issued in
 connection with the
 merger of AGSPC2
 Municipal Bond.........    344,682     3,290,627     414,403     3,955,889           -               -
Reinvestment of
 distributions..........     16,903       160,992      13,996       133,257       7,966          75,353
Redeemed................   (162,218)   (1,539,938)   (215,733)   (2,051,175)   (185,975)     (1,760,691)
                         ---------    -----------  ----------   -----------  ----------    ------------
 Net
  increase/(decrease)...    338,317    $3,229,349     222,536    $2,132,225    (176,381)    ($1,669,935)
                         ---------    -----------  ----------   -----------  ----------    ------------
                                                          Class A                    Class B
                                                   -----------------------   ------------------------
Strategic Income
----------------
Sold....................                              235,425    $1,934,596     188,191      $1,554,585
Shares issued in
 connection with the
 merger of AGSPC2
 Strategic Bond.........                              210,906     1,732,804     266,623       2,190,838
Reinvestment of
distributions...........                               53,247       440,576     118,611         981,318
Redeemed................                             (765,027)   (6,343,100) (1,218,211)    (10,106,970)
                                                   ----------  -----------   ----------  ------------
 Net
  increase/(decrease)...                             (265,449)  ($2,235,124)   (644,786)    ($5,380,229)
                                                   ----------  -----------   ----------  ------------

                                                          Class C                    Class I
                                                   -----------------------   ------------------------
Strategic Income
----------------
Sold....................                              194,141    $1,597,500          $9             $75
Shares issued in
 connection with the
 merger of AGSPC2
 Strategic Bond.........                                    -             -     328,991       2,705,249
Reinvestment of
distributions...........                              110,714       916,823       8,751          69,194
Redeemed................                           (1,138,865)   (9,482,491)     (8,294)        (67,939)
                                                   ----------  -----------   ----------  ------------
 Net
  increase/(decrease)...                             (834,010)  ($6,968,168)    329,457     ($2,706,579)
                                                   ----------  -----------   ----------  ------------


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NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares      Capital       Shares        Capital       Shares        Capital
                         ----------  -----------   -----------   -----------   -----------   -----------
                                Class A                    Class B                     Class C
                         -----------------------   -------------------------   -------------------------
U.S. Government
Securities
---------------
Sold....................    260,706    $2,454,069       251,432    $2,371,338     2,953,663   $27,736,875
Reinvestment of
distributions...........    132,162     1,124,755        41,149       348,322        44,282       374,449
Redeemed................   (994,682)   (9,334,232)     (675,339)   (6,148,543)   (3,404,934)  (31,970,103)
                         ----------  -----------   -----------   -----------   -----------   -----------
 Net
  increase/(decrease)...   (601,814)  ($5,755,408)     (382,758)  ($3,428,883)     (406,989)  ($3,858,779)
                         ----------  -----------   -----------   -----------   -----------   -----------

                                                           Class A                     Class B
                                                   -------------------------   -------------------------
Money Market
------------
Sold....................                             35,256,844   $35,256,844    10,939,422   $10,939,422
Shares issued in
 connection with the
 merger of AGSPC2 Money
 Market.................                             16,037,970    16,037,970     4,757,994     4,757,994
Reinvestment of
distributions...........                                732,440       732,440       268,711       268,711
Redeemed................                            (32,448,147)  (32,448,147)  (12,420,665)  (12,420,665)
                                                   -----------   -----------   -----------   -----------
 Net
  increase/(decrease)...                             19,579,107   $19,579,107     3,545,462    $3,545,462
                                                   -----------   -----------   -----------   -----------

                                                           Class C                     Class I
                                                   -------------------------   -------------------------
Money Market
------------
Sold....................                             30,703,970   $30,703,970     2,867,349    $2,867,349
Shares issued in
 connection with the
 merger of AGSPC2 Money
 Market.................                                                          5,610,626     5,610,626
Reinvestment of
distributions...........                                371,257       371,257       108,376       108,376
Redeemed................                            (32,524,278)  (32,524,278)   (2,475,554)   (2,461,485)
                                                   -----------   -----------   -----------   -----------
 Net
  increase/(decrease)...                             (1,449,051)  ($1,449,051)    6,110,797    $6,124,866
                                                   -----------   -----------   -----------   -----------

                                Class A                    Class B                     Class C
                         -----------------------   -------------------------   -------------------------
Municipal Money Market
----------------------
Sold....................  2,115,643    $2,115,642       416,013      $416,013       112,080      $112,080
Reinvestment of
distributions...........     86,176        86,176        43,881        43,882           235           235
Redeemed................ (1,401,118)   (1,401,118)     (524,290)     (524,290)       (4,000)       (4,000)
                         ----------  -----------   -----------   -----------   -----------   -----------
 Net
  increase/(decrease)...    800,701      $800,700       (64,396)     ($64,395)      108,314      $108,314
                         ----------  -----------   -----------   -----------   -----------   -----------
                                                           Class A                     Class B
                                                   -------------------------   -------------------------
Aggressive Growth
LifeStyle
-----------------
Sold....................                                154,794    $2,051,325       657,584    $8,804,810
Reinvestment of
distributions...........                                 19,409       250,862        58,467       692,034
Redeemed................                                (16,440)     (218,429)      (72,094)     (957,709)
                                                   -----------   -----------   -----------   -----------
 Net
  increase/(decrease)...                                157,763    $2,083,758       643,957    $8,539,135
                                                   -----------   -----------   -----------   -----------

                                Class C                    Class I                     Class II
                         -----------------------   -------------------------   -------------------------
Aggressive Growth
LifeStyle
-----------------
Sold....................     14,397      $188,274       629,278    $8,586,698             8          $100
Reinvestment of
distributions...........                                 21,903       282,055         5,380        71,165
Redeemed................                               (387,895)   (5,353,647)     (131,036)   (1,765,000)
                         ----------  -----------   -----------   -----------   -----------   -----------
 Net
  increase/(decrease)...     14,397      $188,274       263,286    $3,515,106      (125,648)  ($1,693,735)
                         ----------  -----------   -----------   -----------   -----------   -----------

                                                           Class A                     Class B
                                                   -------------------------   -------------------------
Moderate Growth LifeStyle
Sold....................                                118,463    $1,454,170       538,571    $6,583,591
Reinvestment of
distributions...........                                 15,307       185,162        46,680       565,594
Redeemed................                                (20,669)     (251,696)      (91,454)   (1,118,453)
                                                   -----------   -----------   -----------   -----------
 Net
  increase/(decrease)...                                113,101    $1,387,636       493,797    $6,030,732
                                                   -----------   -----------   -----------   -----------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                             Shares      Capital         Shares      Capital       Shares      Capital
                           ----------  ------------    ---------   -----------   ----------  -----------
                                   Class C                    Class I                   Class II
                           ------------------------    -----------------------   -----------------------
Moderate Growth LifeStyle
Sold.....................      15,078        $188,489     740,368    $9,290,421           8          $100
Reinvestment of
distributions............          16             187      18,336       221,379       4,909        59,749
Redeemed.................                                (442,764)   (5,612,543)   (131,311)   (1,628,183)
                           ----------  ------------    ---------   -----------   ----------  -----------
 Net
 increase/(decrease).....      15,094        $188,676     315,940    $3,899,257    (126,394)  ($1,568,344)
                           ----------  ------------    ---------   -----------   ----------  -----------

                                                              Class A                   Class B
                                                       -----------------------   -----------------------
Conservative Growth
LifeStyle
Sold.....................                                 132,543    $1,548,028     363,073    $4,240,024
Reinvestment of
distributions............                                  12,294       141,683      40,395       466,977
Redeemed.................                                 (11,888)     (138,955)    (44,929)     (528,305)
                                                       ---------   -----------   ----------  -----------
 Net
 increase/(decrease).....                                 132,949    $1,550,756     358,539    $4,178,696
                                                       ---------   -----------   ----------  -----------

                                   Class C                    Class I                   Class II
                           ------------------------    -----------------------   -----------------------
Conservative Growth
LifeStyle
Sold.....................      12,844        $152,493     662,195    $7,849,117           9          $100
Reinvestment of
distributions............                                  14,757       170,114       4,837        55,734
Redeemed.................                                (426,915)   (5,103,384)   (132,197)   (1,547,920)
                           ----------  ------------    ---------   -----------   ----------  -----------
 Net
 increase/(decrease).....      12,844        $152,493     250,037    $2,915,847    (127,351)  ($1,492,086)
                           ----------  ------------    ---------   -----------   ----------  -----------

Share activity for the year ended October 31, 1999, was as follows:

                             Shares      Capital         Shares      Capital       Shares      Capital
                           ----------  ------------    ---------   -----------   ----------  -----------
                                   Class A                    Class B                   Class C
                           ------------------------    -----------------------   -----------------------
Growth and Income
Sold.....................     593,218     $16,112,290   1,020,665   $27,330,906   1,567,435   $42,427,008
Reinvestment of
distributions............      64,085       1,621,392     114,011     2,851,439     176,921     4,442,490
Redeemed.................  (1,133,085)    (31,765,735)   (579,899)  (15,547,216) (1,325,973)  (35,951,361)
                           ----------  ------------    ---------   -----------   ----------  -----------
 Net
 increase/(decrease).....    (475,782)   ($14,032,053)    554,777   $14,635,129     418,383   $10,918,137
                           ----------  ------------    ---------   -----------   ----------  -----------

                                   Class A                    Class B                   Class C
                           ------------------------    -----------------------   -----------------------
Large Cap Growth (formerly
Growth Equity)
Sold.....................     121,585      $2,413,151     281,502    $5,559,694     393,750    $7,688,421
Reinvestment of
distributions............      14,236         259,959      39,479       708,254      45,768       820,167
Redeemed.................     (92,961)     (1,834,145)   (169,645)   (3,324,990)   (252,763)   (4,961,227)
                           ----------  ------------    ---------   -----------   ----------  -----------
 Net
 increase/(decrease).....      42,860        $838,965     151,336    $2,942,958     186,755    $3,547,361
                           ----------  ------------    ---------   -----------   ----------  -----------
                                   Class A                    Class B                   Class C
                           ------------------------    -----------------------   -----------------------
Mid Cap Growth (formerly
Small/ Mid Cap)
Sold.....................     126,496      $2,275,849     291,328    $5,096,560     542,798    $9,521,511
Reinvestment of
distributions............      25,158         411,088      78,912     1,259,456      86,436     1,382,112
Redeemed.................    (128,546)     (2,337,709)   (301,084)   (5,259,240)   (605,710)  (10,637,501)
                           ----------  ------------    ---------   -----------   ----------  -----------
 Net
 increase/(decrease).....      23,108        $349,228      69,156    $1,096,776      23,524      $266,122
                           ----------  ------------    ---------   -----------   ----------  -----------

                                   Class A                    Class B
                           ------------------------    -----------------------
Mid Cap Value
Sold.....................     148,430      $1,533,854     392,956    $4,546,587
Reinvestment of
distributions............         576           6,387         222         2,384
Redeemed.................      (4,845)        (63,601)     (8,871)     (112,567)
                           ----------  ------------    ---------   -----------
 Net
 increase/(decrease).....     144,161      $1,476,640     384,307    $4,436,404
                           ----------  ------------    ---------   -----------

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NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                           Shares      Capital         Shares      Capital       Shares      Capital
                         ----------  ------------    ---------   -----------   ----------  ------------
                                 Class I                    Class II
                         ------------------------    -----------------------
Mid Cap
Value
Sold....................    129,332      $1,304,099     125,228    $1,253,837
Reinvestment of
distributions...........        707           7,954       1,065        12,263
Redeemed................     (4,055)        (53,401)     (4,480)      (59,463)
                         ----------    ------------  ---------    -----------
 Net
 increase/(decrease)....    125,984      $1,258,652     121,813    $1,206,637
                         ----------    ------------  ---------    -----------

                                 Class A                    Class B                    Class C
                         ------------------------    -----------------------   ------------------------
Small Cap Growth
(formerly Emerging
Growth)
Sold....................     15,516        $160,205      49,363      $491,033      23,740        $251,163
Redeemed................    (14,536)       (152,525)    (26,577)     (268,051)    (15,638)       (158,481)
                         ----------    ------------  ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....        980          $7,680      22,786      $222,982       8,102         $92,682
                         ----------    ------------  ---------    -----------  ----------    ------------

                                 Class A                    Class B
                         ------------------------    -----------------------
Small Cap Index
Sold....................    260,137      $2,618,550     304,191    $3,102,682
Reinvestment of
distributions...........      2,928          26,235         598         6,607
Redeemed................       (471)         (5,219)       (290)       (3,313)
                         ----------    ------------  ---------    -----------
 Net
 increase/(decrease)....    262,594      $2,639,566     304,499    $3,105,976
                         ----------    ------------  ---------    -----------

                                 Class A                    Class B
                         ------------------------    -----------------------
Socially Responsible
Sold....................    135,640      $1,376,465     242,494    $2,630,795
Reinvestment of
distributions...........      1,097          12,708         206         2,271
Redeemed................        --              --         (309)       (3,518)
                         ----------    ------------  ---------    -----------
 Net
 increase/(decrease)....    136,737      $1,389,173     242,391    $2,629,548
                         ----------    ------------  ---------    -----------

                                 Class I                    Class II
                         ------------------------    -----------------------
Socially Responsible
Sold....................    179,786      $1,923,909     124,875    $1,248,750
Reinvestment of
distributions...........      1,401          16,322       1,535        17,856
Redeemed................     (8,751)       (100,865)          -             -
                         ----------    ------------  ---------    -----------
 Net
 increase/(decrease)....    172,436      $1,839,366     126,410    $1,266,606
                         ----------    ------------  ---------    -----------
                                 Class A                    Class B
                         ------------------------    -----------------------
Stock Index
Sold....................    463,951      $5,084,388   1,247,810   $14,353,724
Reinvestment of
distributions...........      3,454          41,504       2,069        24,958
Redeemed................    (10,183)       (120,851)    (20,813)     (243,829)
                         ----------    ------------  ---------    -----------
 Net
 increase/(decrease)....    457,222      $5,005,041   1,229,066   $14,134,853
                         ----------    ------------  ---------    -----------

                                 Class A                    Class B                    Class C
                         ------------------------    -----------------------   ------------------------
Global Equity
Sold....................  1,423,394     $22,816,700     129,757    $2,083,840   1,897,782     $30,883,719
Reinvestment of
distributions...........    142,681       2,268,622     131,730     2,068,160     255,619       4,026,003
Redeemed................ (2,665,234)    (42,997,272)   (522,562)   (8,405,115) (2,853,048)    (46,324,542)
                         ----------    ------------  ---------    -----------  ----------    ------------
 Net
 increase/(decrease).... (1,099,159)   ($17,911,950)   (261,075)  ($4,253,115)   (699,647)   ($11,414,820)
                         ----------    ------------  ---------    -----------  ----------    ------------

                                 Class A                    Class B                    Class C
                         ------------------------    -----------------------   ------------------------
International Equity
Sold....................     88,662        $974,431     180,051    $1,967,284      96,884      $1,067,562
Reinvestment of
distributions...........      1,100          11,388       3,861        39,697       2,310          23,747
Redeemed................   (137,110)     (1,500,053)   (404,482)   (4,414,104)   (344,573)     (3,768,194)
                         ----------    ------------  ---------    -----------  ----------    ------------
 Net
 increase/(decrease)....    (47,348)      ($514,234)   (220,570)  ($2,407,123)   (245,379)    ($2,676,885)
                         ----------    ------------  ---------    -----------  ----------    ------------


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NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                            Shares      Capital         Shares      Capital       Shares      Capital
                          ----------  ------------    ----------  -----------   ----------  ------------
                                  Class A                    Class B                    Class C
                          ------------------------    -----------------------   ------------------------
International Small Cap
Sold....................      20,122        $317,282      55,279      $858,748      45,908        $706,902
Redeemed................     (53,744)       (845,699)   (169,869)   (2,632,560)   (174,307)     (2,683,477)
                          ----------    ------------  ----------   -----------  ----------    ------------
 Net
 increase/(decrease)....     (33,622)      ($528,417)   (114,590)  ($1,773,812)   (128,399)    ($1,976,575)
                          ----------    ------------  ----------   -----------  ----------    ------------

                                  Class A                    Class B                    Class C
                          ------------------------    -----------------------   ------------------------
Balanced
Sold....................     156,485      $1,680,266     113,675    $1,223,061     323,739      $3,527,724
Reinvestment of
distributions...........     124,734       1,332,156     143,215     1,528,102     483,841       5,230,466
Redeemed................    (975,179)    (10,544,849)   (587,122)   (6,295,079) (1,398,327)    (15,170,133)
                          ----------    ------------  ----------   -----------  ----------    ------------
 Net
 increase/(decrease)....    (693,960)    ($7,532,427)   (330,232)  ($3,543,916)   (590,747)    ($6,411,943)
                          ----------    ------------  ----------   -----------  ----------    ------------

                                  Class A                    Class B                    Class C
                          ------------------------    -----------------------   ------------------------
Core Bond (formerly
Investment Quality Bond)
Sold....................      69,728        $725,581     157,085    $1,652,116     128,622      $1,337,848
Reinvestment of
distributions...........      28,223         291,270      23,317       239,071      27,756         284,636
Redeemed................    (374,751)     (3,799,199)   (200,439)   (2,081,049)   (210,799)     (2,141,915)
                          ----------    ------------  ----------   -----------  ----------    ------------
 Net
 increase/(decrease)....    (276,800)    ($2,782,348)    (20,037)    ($189,862)    (54,421)      ($519,431)
                          ----------    ------------  ----------   -----------  ----------    ------------

                                  Class A                    Class B
                          ------------------------    -----------------------
High Yield Bond
Sold....................     127,950      $1,278,928     191,330    $1,913,973
Reinvestment of
distributions...........         538           5,377       2,309        22,587
Redeemed................    (124,988)     (1,251,086)   (124,580)   (1,246,996)
                          ----------    ------------  ----------   -----------
 Net
 increase/(decrease)....       3,500         $33,219      69,059      $689,564
                          ----------    ------------  ----------   -----------

                                  Class I                    Class II
                          ------------------------    -----------------------
Sold....................     124,875      $1,248,449   6,217,232   $62,127,399
Reinvestment of
distributions...........         486           4,873     537,322     5,345,983
Redeemed................    (124,000)     (1,241,240)   (125,000)   (1,251,250)
                          ----------    ------------  ----------   -----------
 Net
 increase/(decrease)....       1,361         $12,082   6,629,554   $66,222,132
                          ----------    ------------  ----------   -----------

                                  Class A                    Class B                    Class C
                          ------------------------    -----------------------   ------------------------
Municipal Bond (formerly
National Municipal Bond)
Sold....................      12,373        $121,276      38,617      $389,927      58,284        $590,526
Reinvestment of
distributions...........      13,971         138,776      11,804       117,251      12,945         128,980
Redeemed................    (128,078)     (1,256,715)   (123,709)   (1,221,515)   (160,321)     (1,597,610)
                          ----------    ------------  ----------   -----------  ----------    ------------
 Net
 increase/(decrease)....    (101,734)      ($996,663)    (73,288)    ($714,337)    (89,092)      ($878,104)
                          ----------    ------------  ----------   -----------  ----------    ------------
                                  Class A                    Class B                    Class C
                          ------------------------    -----------------------   ------------------------
Strategic Income
Sold....................     355,037      $3,163,049     470,944    $4,269,053     212,534      $1,899,105
Reinvestment of
distributions...........      80,202         708,185     151,925     1,339,782     195,047       1,722,274
Redeemed................  (1,065,074)     (9,458,644) (1,333,186)  (11,782,693) (1,669,529)    (14,600,123)
                          ----------    ------------  ----------   -----------  ----------    ------------
 Net
 increase/(decrease)....    (629,835)    ($5,587,410)   (710,317)  ($6,173,858) (1,261,948)   ($10,978,744)
                          ----------    ------------  ----------   -----------  ----------    ------------

                                  Class A                    Class B                    Class C
                          ------------------------    -----------------------   ------------------------
U.S. Government
Securities
Sold....................     418,180      $4,109,724     316,176    $3,095,258   3,441,704     $33,633,113
Reinvestment of
distributions...........     160,487       1,575,298      43,417       425,351      49,911         488,789
Redeemed................  (1,798,945)    (17,585,651)   (872,536)   (8,630,181) (3,625,489)    (35,381,313)
                          ----------    ------------  ----------   -----------  ----------    ------------
 Net
 increase/(decrease)....  (1,220,278)   ($11,900,629)   (512,943)  ($5,109,572)   (133,874)    ($1,259,411)
                          ----------    ------------  ----------   -----------  ----------    ------------


NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 3 - continued

                           Shares       Capital      Shares       Capital      Shares       Capital
                         -----------  -----------  -----------  -----------  -----------  -----------
                                 Class A                   Class B                   Class C
                         ------------------------  ------------------------  ------------------------
Money Market
Sold....................  35,775,604  $35,777,032   11,223,162  $11,223,619   29,891,743  $29,892,797
Reinvestment of
distributions...........     335,040      335,040      197,442      197,442      334,268      334,268
Redeemed................ (40,376,812) (40,376,812) (12,789,186) (12,789,186) (29,820,314) (29,820,314)
                          -----------  -----------  -----------  -----------  -----------  -----------
 Net
 increase/(decrease)....  (4,266,168) ($4,264,740)  (1,368,582) ($1,368,125)     405,697     $406,751
                          -----------  -----------  -----------  -----------  -----------  -----------

                                 Class A                   Class B
                         ------------------------  ------------------------
Municipal Money Market
Sold....................   3,984,748   $3,984,748    2,853,653   $2,853,653
Reinvestment of
distributions...........      61,818       61,818       37,545       37,545
Redeemed................    (397,687)    (397,687)     (52,777)     (52,777)
                          -----------  -----------  -----------  -----------
 Net
 increase/(decrease)....   3,648,879   $3,648,879    2,838,421   $2,838,421
                          -----------  -----------  -----------  -----------

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding Money Market and Municipal Money Market, for the year ended October 31, 2000:

                                   Purchases                       Sales
                         ----------------------------- -----------------------------
 Portfolio               U. S. Government Other Issues U. S. Government Other Issues
------------             ---------------- ------------ ---------------- ------------
Growth & Income.........                   96,856,401                   147,789,341
Large Cap Growth........                  132,306,760                   119,052,705
Mid Cap Growth..........                  123,564,828                   122,782,509
Mid Cap Value...........                   35,304,304                    27,022,661
Science & Technology....                   35,634,930                    12,582,894
Small Cap Growth........                   37,345,942                    29,341,776
Small Cap Index.........                    5,381,573                     4,333,794
Socially Responsible....                    5,820,835                     4,688,870
Stock Index.............                   12,342,382                       534,703
Global Equity...........                  115,123,896                   145,722,036
International Equity....                   40,024,143                    42,661,466
International Small
Cap.....................                  159,704,967                   149,108,657
Balanced................    12,160,455    126,721,037     36,384,795    122,959,723
Core Bond...............   412,533,912    131,888,498    377,949,865    165,177,209
High Yield Bond.........                   59,539,068                    54,597,751
Municipal Bond..........                    5,958,797                     9,165,993
Strategic Income........     5,260,240     26,451,647      6,149,304     44,385,302
U.S. Government
Securities..............   190,950,568                   195,276,034
Aggressive Growth
LifeStyle...............                   30,908,194                    16,896,907
Moderate Growth
LifeStyle...............                   25,457,036                    14,907,463
Conservative Growth
LifeStyle...............                   20,809,977                    13,169,011

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 4 - continued

At October 31, 2000, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                        Tax Basis Net
                                          Unrealized    Tax Basis    Tax Basis
                             Tax Basis   Appreciation   Unrealized   Unrealized
 Portfolio                     Cost     (Depreciation) Appreciation Depreciation
 ---------                  ----------- -------------- ------------ ------------
 Growth & Income..........  247,932,307   85,368,517   104,439,571  (19,071,054)
 Large Cap Growth.........   86,034,499      155,314     7,660,592   (7,505,278)
 Mid Cap Growth...........   70,018,306    7,093,375    14,892,412   (7,799,037)
 Mid Cap Value............   20,055,109    2,869,394     3,204,459     (335,065)
 Science & Technology.....   23,509,569   (1,425,801)    1,189,449   (2,615,250)
 Small Cap Growth.........   37,676,128    1,261,166     5,657,982   (4,396,816)
 Small Cap Index..........    8,448,238     (494,577)    1,248,190   (1,742,767)
 Socially Responsible.....   10,635,411      976,085     1,855,499     (879,414)
 Stock Index..............   32,114,542    2,027,573     4,792,834   (2,765,261)
 Global Equity............   37,198,232     (300,206)    3,131,657   (3,431,863)
 International Equity.....   50,818,941   (2,838,520)    2,553,346   (5,391,866)
 International Small Cap..   26,786,141       22,482     1,632,838   (1,610,356)
 Balanced.................   63,304,758    3,495,827     5,358,679   (1,862,852)
 Core Bond................  434,296,792   (2,395,530)    2,928,847   (5,324,377)
 High Yield Bond..........   63,189,171   (6,658,028)      891,189   (7,549,217)
 Municipal Bond...........   16,577,811      (54,068)      268,291     (322,359)
 Strategic Income.........   39,433,399   (2,552,647)      769,404   (3,322,051)
 U.S. Government
 Securities...............   61,795,977     (543,713)       30,606     (574,319)
 Aggressive Growth
 LifeStyle................   25,212,681   (2,065,882)      171,981   (2,237,863)
 Moderate Growth
 LifeStyle................   22,014,065   (1,112,691)      169,513   (1,282,204)
 Conservative Growth
 LifeStyle................   19,125,531     (829,073)      112,827     (941,900)

5. INVESTMENT ADVISORY AGREEMENTS. The Fund maintains an Investment Advisory Agreement with AGAM, pursuant to approval by the Fund's Board of Trustees and Fund shareholders. AGAM is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, AGAM receives a fee from the Fund computed separately for each portfolio at an annual percentage of average net assets as follows:

                                             Between     Between
                                           $50 million $200 million
                                 First      and $200     and $500   Excess over
 Portfolio                    $50 million    million     million    $500 million
 ---------                    ------------ ----------- ------------ ------------
 Growth & Income............         .725%    .675%       .625%        .550%
 Large Cap Growth...........         .900%    .850%       .825%        .800%
 Mid Cap Growth.............         .925%    .900%       .875%        .850%
 Mid Cap Value..............  See below/1/
 Science & Technology.......         .900%    .900%       .900%        .900%
 Small Cap Growth...........         .950%    .950%       .950%        .950%
 Small Cap Index............         .280%    .280%       .280%        .270%
 Socially Responsible/4/....         .650%    .650%       .650%        .650%
 Stock Index................         .270%    .270%       .270%        .260%
 Global Equity..............         .900%    .900%       .700%        .700%
 International Equity.......         .900%    .850%       .800%        .750%
 International Small Cap....        1.050%   1.000%       .900%        .800%
 Balanced...................         .775%    .725%       .675%        .625%
 Aggressive Growth
 LifeStyle..................         .100%    .100%       .100%        .100%
 Moderate Growth LifeStyle..         .100%    .100%       .100%        .100%
 Conservative Growth
 LifeStyle..................         .100%    .100%       .100%        .100%

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

                                       Between     Between
                                     $50 million $200 million
                            First     and $200     and $500   Excess over
 Portfolio               $50 million   million     million    $500 million
------------             ----------- ----------- ------------ ------------
Core Bond...............    .600%       .600%       .525%        .475%
High Yield Bond/2/......    .825%       .825%       .725%        .675%
Municipal Bond..........    .600%       .600%       .600%        .600%
Strategic Income........    .750%       .700%       .650%        .600%
U. S. Government
Securities..............    .600%       .600%       .525%        .475%
Money Market............    .200%       .200%       .200%        .145%
Municipal Money
Market/3/...............    .350%       .350%       .350%        .350%

/1/The Management fee schedule for the Mid Cap Value Fund from July 7, 2000 is as follows: 0.900% on the first $100 million, 0.875% between $100 million and $250 million, 0.850% between $250 million and $500 million, 0.825% between $500 million and $750 million, and 0.800% on the excess over $750 million of the average net assets of the Fund. Prior to that date, the Management fee was as follows: 0.750% on the first $100 million, 0.725% between $100 million and $250 million, 0.700% between $250 million and $500 million, 0.675% between $500 million and $750 million, and 0.650% on the excess over $750 million of the average net assets of the Fund.
/2/Prior to July 7, 2000, the Management fee schedule for High Yield Bond was as follows: 0.700% on the first $200 million, 0.600% between $200 million and $500 million and 0.450% on the excess over $500 million of the average net assets of the Fund.
/3/Prior to July 7, 2000, the Management fee schedule for Municipal Money
  Market was as follows: 0.500% on the first $200 million, 0.450% between $200 million and $500 million and 0.400% on the excess over $500 million of the average net assets of the Fund.
/4/Prior to July 7, 2000, the management fee for Socially Responsible was 0.25% of average net assets.

Prior to March 10, 2000, The Variable Annuity Life Insurance Company ("VALIC") served as investment adviser for Mid Cap Value, Science & Technology, Small Cap Index, Socially Responsible, Stock Index, High Yield Bond and Municipal Money Market. Advisory fee rates payable to CAM and VALIC prior to March 10, 2000, were the same as those payable under the current advisory agreement with AGAM except as noted in the footnotes to the chart below. For the year ended October 31, 2000, AGAM paid aggregate subadvisory fees of $3,481,904. In addition, AGAM retained net investment advisory fees of $3,825,317 after payment of subadvisory fees, which were allocated among the portfolios as follows:

                                       % of Net                % of Net
                              Fee       Assets        Fee       Assets
                            Paid to     Paid to   Retained by Retained by
 Portfolio                Sub-adviser Sub-adviser    AGAM        AGAM
------------              ----------- ----------- ----------- -----------
Growth & Income.........   $831,412      0.27%    $1,255,216     0.40%
Large Cap Growth........    313,631      0.49%       258,254     0.40%
Mid Cap Growth..........    316,341      0.53%       238,731     0.40%
Mid Cap Value...........     75,402      0.50%        47,071     0.31%
Science & Technology....     55,886      0.60%        28,304     0.30%
Small Cap Growth........     80,730      0.55%        58,712     0.40%
Small Cap Index.........        768*     0.01%        21,193     0.27%
Socially Responsible....      9,029*     0.09%        30,144     0.30%
Stock Index.............      2,047*     0.01%        74,470     0.26%
Global Equity...........    285,818      0.49%       238,061     0.41%
International Equity....    165,746      0.50%       133,355     0.40%
International Small
Cap.....................    173,739      0.57%       146,471     0.48%
Balanced................    231,868      0.37%       254,433     0.40%
Core Bond...............    265,944*     0.23%       397,496     0.34%
High Yield Bond.........    290,743*     0.45%       189,422     0.29%
Municipal Bond..........     31,952*     0.25%        44,923     0.35%
Strategic Income........    150,251*     0.35%       171,750     0.40%
U. S. Government
Securities..............    112,544*     0.23%       187,566     0.38%
Money Market............     21,204*     0.08%        35,122     0.12%
Municipal Money Market..     18,324*     0.25%        14,623     0.20%
Aggressive Growth
LifeStyle...............     17,053*     0.10%             -        -
Moderate Growth
LifeStyle...............     16,346*     0.10%             -        -
Conservative Growth
LifeStyle...............     15,126*     0.10%             -        -

* Fund is sub-advised by AGIM, a wholly owned indirect subsidiary of American General Corporation.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, effective July 7, 2000, AGAM will reduce the advisory fee, or, if necessary, reimburse each portfolio of the Fund for expenses (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses and extraordinary expenses) incurred through February 28, 2001 in excess of the following annual percentages of average net assets as highlighted in the table below. (Expense limitation).

                                       Class A Class B Class C Class I Class II
                                       ------- ------- ------- ------- --------
Growth & Income.......................  1.46%   2.11%   2.11%   1.23%
Large Cap Growth......................  1.17%   1.82%   1.82%   1.07%
Mid Cap Growth........................  1.48%   2.13%   2.13%   1.38%
Mid Cap Value.........................  1.78%   2.43%   2.43%   1.68%
Science & Technology..................  1.10%   1.75%   1.75%   1.00%
Small Cap Growth......................  1.22%   1.87%   1.87%   1.12%
Small Cap Index.......................  1.00%   1.65%   1.65%   0.90%
Socially Responsible..................  1.20%   1.85%   1.85%   1.10%
Stock Index...........................  0.70%   1.35%   1.35%   0.60%
Global Equity.........................  1.87%   2.52%   2.52%   1.65%
International Equity..................  1.50%   2.15%   2.15%   1.40%
International Small Cap...............  1.85%   2.50%   2.50%   1.75%
Balanced..............................  1.51%   2.16%   2.16%   1.41%
Core Bond.............................  1.30%   1.95%   1.95%   1.20%   0.95%
High Yield Bond.......................  1.55%   2.20%   2.20%   1.45%   1.13%
Municipal Bond........................  1.00%   1.85%   1.85%
Strategic Income......................  1.55%   2.20%   2.20%   1.45%
U. S. Government Securities...........  1.25%   1.90%   1.90%   1.15%
Money Market..........................  0.70%   0.70%   0.70%   0.70%
Municipal Money Market................  0.75%   0.75%   0.75%
Aggressive Growth LifeStyle...........  0.20%   0.85%   0.85%   0.10%
Moderate Growth LifeStyle.............  0.20%   0.85%   0.85%   0.10%
Conservative Growth LifeStyle.........  0.20%   0.85%   0.85%   0.10%

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each portfolio, other than Money Market and Municipal Money Market, of a monthly distribution fee to AGAM as principal underwriter for the Fund as follows:

   Class A  0.0035% of average daily net assets, except for Municipal Bond, which charges
            0.0015% of average daily net assets
   Class B  0.0100% of average daily net assets
   Class C  0.0100% of average daily net assets

The amounts payable by Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle ("LifeStyle Funds") under the Plan will be reduced by any amounts payable with respect to the Institutional Class I Shares of each Portfolio in which a LifeStyle Fund invests, pursuant to the Administrative and Shareholder Services Agreement dated July 7, 2000, between the LifeStyle Funds and AGAM. Under the Administrative and Shareholder Services Agreement, Class I Shares are subject to a 0.25% Service fee.

In accordance with the Investment Advisory agreement, AGAM, in addition to providing advisory services, provides accounting and administrative services for which AGAM charged $1,404,639 to the Fund, before reimbursement based on expense limitations, for the year ended October 31, 2000. American General Distributors, Inc., and American General Financial Advisors, Inc, received $57,275 and $491,411, respectively, in front-end sales charges, and American General Distributors, Inc., and AGFD received $62,067 and $61,325, respectively, in contingent deferred sales charges during the period.

At October 31, 2000, the American General Retirement Plan, a Defined Benefit Pension Plan sponsored by American General Corporation, owned directly or indirectly 92% of the outstanding shares of Core Bond and 98% of the outstanding shares of High Yield Bond.

At October 31, 2000, VALIC, an indirect wholly-owned subsidiary of American General Corporation, owned over 5% of the outstanding shares of, Mid Cap Value, Small Cap Growth, Small Cap Index, Socially Responsible, Stock Index, International Equity, Balanced, Municipal Bond, Strategic Income, Money Market and Municipal Money Market. Strategic Income, Money Market, Municipal Money Market, Aggressive Growth LifeStyle, Moderate Growth LifeStyle and Conservative Growth LifeStyle. In addition, at October 31, 2000, one

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

shareholder owned over 5% of the outstanding shares of Mid Cap Growth and Small Cap Growth, Socially Responsible and Money Market. Aggressive Growth LifeStyle owned over 5% of the outstanding shares of Large Cap Growth, Mid Cap Value, Small Cap Growth and International Equity, Moderate Growth LifeStyle owned over 5% of the outstanding shares of Mid Cap Value. Small Cap Growth and International Equity, and Conservative Growth LifeStyle owned over 5% of the outstanding shares of Mid Cap Value.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $900 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,600. Previously, each Trustee was paid a fee of $750 for each meeting attended, a quarterly retainer of $750, and $200 for each telephone meeting. Prior to July 7, 2000, the Trustees of Mid Cap Value, Science & Technology, Small Cap Index, Socially Responsible, Stock Index High Yield Bond, Municipal Money Market and the three LifeStyle Funds received a fee of $1,000 plus travel expense for each Board of Trustees meeting attended and an annual retainer of $6,200.

7. LINE OF CREDIT. The Fund has entered into an agreement that provides a $20,000,000 Line of Credit to the Fund which may be used for temporary or emergency purposes. The Fund pays a commitment fee of $20,000 annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus .55%. This Line of Credit was not used during the year ended October 31, 2000.

8. COMMITMENTS. At October 31, 2000, International Equity, Global Equity and Strategic Income entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at October 31, 2000, were as follows:

FORWARD CONTRACTS

                                                                                       Net
                         Contracts                     In                           Unrealized
                             to                     Exchange  Settlement           Appreciation
                          Deliver                     For        Date     Value   (Depreciation)
                         ----------                ---------- ---------- -------- --------------
Global Equity
Purchases                  $219,249   Japanese Yen 23,725,000  11/10/00  $217,431        ($1,818)
Sales
 British Pounds.........    110,506                  $160,399  11/06/00  $160,338            $61
 British Pounds.........    108,505                   157,277  11/07/00   157,277            --
 Japanese Yen........... 43,621,935                   399,395  11/06/00   399,395            --
                         ----------                ----------            -------- --------------
                                                     $717,071            $717,010            $61
                                                   ----------            -------- --------------
                                                                                         ($1,757)
                                                                                  --------------
International Small Cap
Purchases
                            $15,785           Euro     18,757   11/3/00   $15,917           $132
                            154,015           Euro    181,285   11/6/00   153,839           (176)
                            161,007 British Pounds    111,077   11/7/00   161,168            161
                         ----------                                      -------- --------------
                           $330,807                                      $330,924            117
                                                                                  --------------
Sales
 British Pounds.........     40,069                $   57,399   11/1/00    58,138           (739)
 British Pounds.........     10,082                    14,438   11/2/00    14,629           (191)
 British Pounds.........     13,159                    19,107   11/3/00    19,092             15
 British Pounds.........     73,140                   106,163   11/6/00   106,123             40
 British Pounds.........     11,573                    16,761   11/7/00    16,792            (31)
 Japanese Yen...........  4,681,129                    42,860   11/6/00    42,901            (41)
 Swedish Krona..........     22,495                     2,254   11/6/00     2,251              3
                                                   ----------            -------- --------------
                                                     $258,982            $259,926          ($944)
                                                                                  --------------
                                                                                           ($827)
                                                                                  --------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 8 - continued

International Equity
                                                                                       Net
                         Contracts                     In                           Unrealized
                             to                     Exchange  Settlement           Appreciation
                          Deliver                     For        Date     Value   (Depreciation)
                         ----------                ---------- ---------- -------- --------------
Purchases
                            $23,411           Euro     27,762  11/03/00   $23,559        $   148
                              1,922           Euro      2,264  11/07/00     1,921             (1)
                             42,095 British Pounds     29,394  11/02/00    42,649            554
                            298,857 British Pounds    205,762  11/06/00   298,550           (307)
                              5,617 British Pounds      3,872  11/07/00     5,618              1
                            184,430   Japanese Yen 19,090,404  12/08/00   176,175         (8,255)
                         ----------                                      -------- --------------
                           $556,332                                      $548,472        ($7,860)
                         ----------                                      -------- --------------
Sales
 Euro...................    478,000                  $403,881  12/08/00  $406,357        ($2,476)
 Japanese Yen........... 19,090,404                   180,746  12/08/00   176,175          4,571
                                                   ----------            -------- --------------
                                                     $584,627            $582,532         $2,095
                                                   ----------            -------- --------------
                                                                                         ($5,765)
                                                                                  --------------

9. ACQUISITIONS

On July 10, 2000, the certain funds, as listed below, (each an "Acquiring Fund" acquired the assets and certain liabilities of other funds, also listed below, (each an "Acquiring Fund") in tax-free exchanges approved by the shareholders. The number and value of shares issued by the Acquiring Fund are presented in the schedule of Capital Stock Activity (Note 3). Net asset and unrealized appreciation (depreciation) as of the reorganization date were as follows:

Acquisition of AGSPC2 Money Market Fund by the North American Money Market
Fund:

Net Assets of North American Money Market prior to merger.......    $19,870,100
Net Assets of AGSPC2 Money market prior to Merger...............    $26,406,587
Aggregate net assets of North American Money Market immediately
following the acquisition.......................................    $46,276,687

Acquisition of AGSPC2 Core Bond Fund and the AGDPC3 Domestic Bond Fund by the
North American Core Bond Fund:

Net Assets of North American Core Bond prior to merger..........     $9,221,390
Net Assets of AGSPC2 Core Bond prior to Merger..................   $319,450,486
Net Assets of AGSPC2 Domestic Bond prior to Merger..............    $20,971,752
Aggregate net assets of North American Core Bond immediately
following the acquisition.......................................   $349,643,628
Unrealized depreciation in AGSPC2 Core Bond.....................     $7,569,361
Unrealized depreciation in AGSPC2 Domestic Bond.................       $213,402

Acquisition of the North American Equity-Income Fund, the North American Tax-
Sensitive Equity Fund, and the AGSPC2 Large Cap Value Fund by the North
American Growth & Income Fund:

Net Assets of North American Growth & Income prior to merger....   $285,707,092
Net Assets of North American Equity-Income prior to Merger......    $64,486,260
Net Assets of North American Tax-Sensitive Equity prior to
Merger..........................................................     $4,816,365
Net Assets of AGSPC2 Large Cap Value prior to Merger............    $14,797,818
Aggregate net assets of North American Growth & Income
immediately following the acquisition...........................   $369,807,535
Unrealized appreciation in North American Equity-Income.........     $3,612,632
Unrealized appreciation in North American Tax-Sensitive Equity..     $1,361,977
Unrealized appreciation in AGSPC2 Large Cap Value...............       $548,794

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


Note 9 - continued

Acquisition of AGSPC2 Balanced Fund by the North American Balanced Fund:

Net Assets of North American Balanced prior to merger............  $53,829,259
Net Assets of AGSPC2 Balanced prior to Merger....................  $14,526,857
Aggregate net assets of North American Balanced immediately
following the acquisition........................................  $68,356,116
Unrealized appreciation in AGSPC2 Balanced.......................   $1,064,064

Acquisition of AGSPC2 Municipal Bond Fund by the North American Municipal Bond
Fund:

Net Assets of North American Municipal Bond prior to merger......  $10,011,129
Net Assets of AGSPC2 Municipal Bond prior to Merger..............   $7,246,516
Aggregate net assets of North American Municipal Bond immediately following the acquisition........................................  $17,257,645
Unrealized depreciation in AGSPC2 Municipal Bond.................     $294,879

Acquisition of AGSPC2 International Growth Fund and the AGSPC2 International
Value Fund by the North American International Equity Fund:

Net Assets of North American International Equity prior to
merger...........................................................  $24,631,389
Net Assets of AGSPC2 International Growth prior to Merger........  $13,359,036
Net Assets of AGSPC2 International Value prior to Merger.........  $15,862,600
Aggregate net assets of North American International Equity
immediately following the acquisition............................  $53,853,025
Unrealized appreciation in AGSPC2 International Growth...........   $2,221,695
Unrealized appreciation in AGSPC2 International Value............   $3,791,004

Acquisition of AGSPC2 Strategic Bond Fund by the North American Strategic
Income Fund:

Net Assets of North American Strategic Income prior to merger....  $37,517,037
Net Assets of AGSPC2 Strategic Bond prior to Merger..............   $6,626,303
Aggregate net assets of North American Strategic Income
immediately following the acquisition............................  $44,143,340
Unrealized depreciation in AGSPC2 Strategic Bond.................     $134,632

Acquisition of AGSPC2 Mid Cap Growth Fund by the North American Mid Cap Growth
Fund:

Net Assets of North American Mid Cap Growth prior to merger......  $56,193,139
Net Assets of AGSPC2 Mid Cap Growth prior to Merger..............  $19,442,387
Aggregate net assets of North American Mid Cap Growth immediately following the acquisition........................................  $75,635,526
Unrealized appreciation in AGSPC2 Mid Cap Growth.................   $2,332,158

Acquisition of AGSPC2 Large Cap Growth Fund by the North American Large Cap
Growth Fund:

Net Assets of North American Large Cap Growth prior to merger....  $55,136,766
Net Assets of AGSPC2 Large Cap Growth prior to Merger............  $31,612,521
Aggregate net assets of North American Large Cap Growth
immediately following the acquisition............................  $86,749,287
Unrealized appreciation in AGSPC2 Large Cap Growth...............   $4,904,896

Acquisition of AGSPC2 Small Cap Growth Fund by the North American Small Cap
Growth Fund:

Net Assets of North American Small Cap Growth prior to merger....   $6,647,129
Net Assets of AGSPC2 Small Cap Growth prior to Merger............  $28,945,756
Aggregate net assets of North American Small Cap Growth
immediately following the acquisition............................  $35,592,885
Unrealized appreciation in AGSPC2 Small Cap Growth...............   $5,088,462

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 9 - continued

On July 10, 2000, certain newly established portfolios, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of certain funds, also listed below (each an "Acquired Portfolio") pursuant to a plan of reorganization approved by its shareholders. The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in an amount equal to the outstanding interests of the Acquired Portfolio.

 Acquiring Fund                     Acquired Portfolio
 --------------                     ------------------
    Mid Cap Value                   AGSPC2 Mid Cap Value
    Science & Technology            AGSPC2 Science & Technology
    Small Cap Index                 AGSPC2 Small Cap Index
    Socially Responsible            AGSPC2 Socially Responsible
    Stock Index                     AGSPC2 Stock Index
    High Yield Bond                 AGSPC2 High Yield Bond
    Municipal Money Market          AGSPC2 Municipal Money Market
    Aggressive Growth LifeStyle     AGSPC2 Aggressive Growth Lifestyle
    Moderate Growth LifeStyle       AGSPC2 Moderate Growth Lifestyle
    Conservative Growth LifeStyle   AGSPC2 Conservative Growth Lifestyle

10. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

11. FUTURES CONTRACTS. Futures contracts outstanding at October 31, 2000 weres as follows:

                                                                     Net
                                                                  Unrealized
                                 Aggregate Expiration   Total    Appreciation
                                   Cost       Date      Value   (Depreciation)
                                 --------- ---------- --------- --------------
Socially Responsible
 S&P Mini 500 Index (Long)......   886,017 12/15/2000   864,121        (21,896)
 S&P 500 Index (Long)........... 1,502,163 12/15/2000 1,440,200        (61,963)
                                 ---------            ---------       --------
                                 2,388,180            2,304,321        (83,859)
                                 ---------            ---------       --------
Stock Index
 S&P Mini 500 Index (Long)......   929,435 12/15/2000   936,163          6,726
 S&P 500 Index (Long)........... 3,356,188 12/15/2000 3,240,417       (115,771)
                                 ---------            ---------       --------
                                 4,285,625            4,176,580       (109,045)
                                 ---------            ---------       --------
Small Cap Index
 Russell 2000 Index (Long)......   770,525 12/31/2000   750,750        (19,775)
 S&P Mini 500 Index (Long)......    69,900 12/15/2000    72,013          2,113
 S&P 500 Index (Long)...........   380,913 12/15/2000   360,048        (20,865)
                                 ---------            ---------       --------
                                 1,221,338            1,182,811        (38,528)
                                 ---------            ---------       --------
International Equity
 Dax Index (Short)..............   410,671 12/15/2000   453,411        (42,740)
                                 ---------            ---------       --------
                                   410,671              453,411        (42,740)
                                 ---------            ---------       --------

NORTH AMERICAN FUNDS
OTHER INFORMATION (Unaudited)

-------------------------------------------------------------------------------


Capital Gain Distributions (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the distributions set forth below have been designated as capital gains distributions for the fiscal year ended October 31, 2000:

                                     Capital Gain
    Portfolio                        Distribution
   --------------------------------  ------------
    Growth & Income................  $32,396,577
    Large Cap Growth...............    7,589,304
    Mid Cap Growth.................    3,912,751
    Mid Cap Value..................      299,142
    Small Cap Growth...............      931,972
    Small Cap Index................      685,194
    International Equity...........    4,677,750
    International Small Cap........      702,814
    Aggressive Growth LifeStyle....    2,752,224
    Moderate Growth LifeStyle......    1,729,036
    Conservative Growth LifeStyle..    1,333,892

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

TRUSTEES
ALICE T. KANE, CHAIRPERSON
JOSEPH T. GRAUSE, JR.
DR. JUDITH L. CRAVEN
WILLIAM F. DEVIN
DR. TIMOTHY J. EBNER
JUDGE GUSTAVO E. GONZALES, JR.
KENNETH J. LAVERY
DR. JOHN E. MAUPIN, JR.
BEN H. LOVE


OFFICERS
ALICE T. KANE, PRESIDENT
JOSEPH T. GRAUSE, JR., VICE PRESIDENT
THOMAS J. BROWN, VICE PRESIDENT AND TREASURER
JOHN I. FITZGERALD, VICE PRESIDENT AND SECRETARY
JOHN N. PACKS, VICE PRESIDENT AND ASSISTANT TREASURER


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
BOSTON, MA  02210


ADVISER
AMERICAN GENERAL ASSET MANAGEMENT CORP.
286 CONGRESS STREET
BOSTON, MA  02210


TRANSFER AND DIVIDEND AGENT
STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8505
BOSTON, MA 02266-8505

DISTRIBUTOR
AMERICAN GENERAL FUNDS DISTRIBUTORS, INC.
286 CONGRESS STREET
BOSTON, MA  02210


NORTH AMERICAN FUNDS SHAREHOLDER SERVICES
286 CONGRESS STREET
BOSTON, MA  02210
800-872-8037

NORTH AMERICAN FUNDS
     286 Congress Street, Boston, MA 02210
     www.northamericanfunds.com









            [VARIOUS FUND COMPANY LOGOS ARE SCREENED IN BACKGROUND]









151 NAF 1000:90310